UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/10

Date of reporting period:	1/31/10

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 101.2%
Commercial Paper – 86.1%
Abbey National North America LLC 0.200% 4/29/10	$12,000,000	$11,994,067
American Honda Finance Corp. 0.150% 4/27/10	2,000,000	1,999,275
American Honda Finance Corp. 0.210% 2/16/10	15,800,000	15,798,433
Amsterdam Funding Corp. (a) 0.170% 2/23/10	17,500,000	17,498,017
AT&T, Inc. FRN 0.378% 2/05/10	4,625,000	4,625,174
BASF AG (a) 0.150% 2/23/10	2,000,000	1,999,800
Basin Electric Power Cooperative (a) 0.160% 3/09/10	1,000,000	999,831
Basin Electric Power Cooperative (a) 0.200% 2/11/10	2,300,000	2,299,847
Basin Electric Power Cooperative (a) 0.200% 2/12/10	14,500,000	14,498,953
Baxter International, Inc. 0.200% 3/15/10	18,500,000	18,495,478
Bryant Park Funding LLC (a) 0.160% 2/12/10	9,000,000	8,999,480
Bryant Park Funding LLC (a) 0.170% 2/02/10	8,500,000	8,499,880
Campbell Soup Co. (a) 0.500% 4/28/10	20,000,000	19,975,556
Cargill, Inc. (a) 0.150% 2/17/10	12,660,000	12,659,050
Cargill, Inc. (a) 0.150% 2/25/10	6,000,000	5,999,350
The Coca-Cola Co. (a) 0.130% 4/22/10	17,500,000	17,494,818
Commonwealth Bank Australia FRN (a) 0.355% 6/04/10	21,000,000	21,000,000
Covidien International Finance (a) 0.180% 2/22/10	17,500,000	17,497,987
E. ON AG (a) 0.170% 2/10/10	18,000,000	17,999,065
Ecolab, Inc. (a) 0.120% 2/17/10	14,365,000	14,364,138
Emerson Electric Co. (a) 0.190% 6/16/10	3,500,000	3,497,469
Export-Import Bank of Korea 0.450% 3/09/10	19,000,000	18,990,975
Falcon Asset Security Co. LLC (a) 0.140% 2/12/10	5,300,000	5,299,732
Falcon Asset Security Co. LLC (a) 0.140% 2/16/10	12,300,000	12,299,187
General Electric Co. 0.150% 2/11/10	13,970,000	13,969,301
General Electric Co. 0.150% 3/01/10	3,500,000	3,499,563
Govco LLC (a) 0.150% 2/24/10	17,500,000	17,498,177
Honeywell International (a) 0.130% 3/31/10	2,610,000	2,609,435
Johnson & Johnson (a) 0.240% 8/03/10	10,600,000	10,586,927
Johnson & Johnson (a) 0.290% 8/06/10	8,000,000	7,987,884
JPMorgan Chase & Co. 0.160% 4/14/10	1,450,000	1,449,523
Kitty Hawk Funding Corp. (a) 0.180% 2/16/10	2,850,000	2,849,758
Kitty Hawk Funding Corp. (a) 0.220% 2/08/10	14,300,000	14,299,213
Medtronic, Inc. (a) 0.130% 2/09/10	8,300,000	8,299,700
Medtronic, Inc. (a) 0.130% 2/23/10	8,745,000	8,744,242
National Rural Utilities Cooperative Finance Corp. 0.160% 2/16/10	17,635,000	17,633,668
Nestle Capital Corp. (a) 0.550% 4/19/10	19,800,000	19,776,102
Nokia Corp. (a) 0.170% 2/17/10	4,500,000	4,499,617
Nokia Corp. (a) 0.180% 3/17/10	10,200,000	10,197,654
Oracle Corp. (a) 0.125% 4/15/10	17,500,000	17,495,443
Praxair, Inc. FRN 0.346% 5/26/10	21,000,000	21,000,000
Rabobank USA Financial Corp. 0.220% 2/16/10	7,375,000	7,374,234
Rabobank USA Financial Corp. 0.230% 2/19/10	470,000	469,940
Rabobank USA Financial Corp. 0.260% 3/16/10	10,000,000	9,996,750
Royal Bank of Scotland PLC (a) 0.200% 4/08/10	18,500,000	18,493,011
Royal Bank of Scotland PLC (a) 0.395% 3/19/10	3,800,000	3,797,999
Sheffield Receivables (a) 0.140% 2/16/10	17,500,000	17,498,843
Sigma Aldrich Corp. (a) 0.120% 2/03/10	2,000,000	1,999,973
Sigma Aldrich Corp. (a) 0.140% 2/02/10	4,600,000	4,599,946
Sigma Aldrich Corp. (a) 0.140% 2/03/10	7,000,000	6,999,891
Southern Co. (a) 0.140% 2/11/10	11,600,000	11,599,459
Toyota Motor Credit Corp. 0.180% 3/02/10	2,000,000	1,999,690
Toyota Motor Credit Corp. FRN 0.351% 7/19/10	17,000,000	17,000,000
Wells Fargo & Co. FRN 0.489% 8/20/10	15,000,000	15,011,600
Wisconsin Gas Co. 0.120% 2/01/10	15,465,000	15,464,897
		589,488,002
Discount Notes – 13.2%
Federal Home Loan Bank 0.000% 4/01/10	4,000,000	4,000,000
Federal Home Loan Bank FRN 0.099% 7/09/10	15,000,000	15,001,724
Federal Home Loan Bank 0.150% 4/07/10	270,000	269,925

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Bank 0.155% 4/26/10	$1,600,000	$1,599,407
Federal Home Loan Bank 0.190% 4/21/10	400,000	399,829
Federal Home Loan Bank 0.200% 3/23/10	180,000	179,948
Federal Home Loan Bank 0.200% 5/26/10	275,000	274,823
Federal Home Loan Bank 0.220% 2/24/10	100,000	99,985
Federal Home Loan Bank 0.220% 5/12/10	2,500,000	2,498,442
Federal Home Loan Bank 0.240% 2/05/10	100,000	99,996
Federal Home Loan Bank 0.250% 2/12/10	300,000	299,973
Federal Home Loan Bank 0.250% 5/14/10	600,000	599,567
Federal Home Loan Bank 0.250% 6/01/10	100,000	99,915
Federal Home Loan Bank 0.280% 5/26/10	2,250,000	2,247,970
Federal Home Loan Bank 0.300% 5/14/10	140,000	139,879
Federal Home Loan Bank 0.300% 8/27/10	100,000	99,826
Federal Home Loan Bank 0.300% 9/22/10	175,000	174,657
Federal Home Loan Bank 0.350% 7/06/10	2,000,000	1,996,947
Federal Home Loan Mortgage Corp. 0.170% 3/24/10	300,000	299,925
Federal Home Loan Mortgage Corp. 0.180% 5/11/10	3,000,000	2,998,485
Federal Home Loan Mortgage Corp. 0.180% 6/01/10	400,000	399,756
Federal Home Loan Mortgage Corp. 0.186% 5/04/10	390,000	389,811
Federal Home Loan Mortgage Corp. 0.190% 4/20/10	760,000	759,679
Federal Home Loan Mortgage Corp. 0.200% 6/14/10	12,980,000	12,970,265
Federal Home Loan Mortgage Corp. 0.210% 9/01/10	385,000	384,519
Federal Home Loan Mortgage Corp. 0.220% 6/22/10	5,000,000	4,995,630
Federal Home Loan Mortgage Corp. 0.240% 5/17/10	1,825,000	1,823,698
Federal Home Loan Mortgage Corp. 0.250% 6/14/10	595,000	594,442
Federal Home Loan Mortgage Corp. 0.300% 5/11/10	100,000	99,916
Federal Home Loan Mortgage Corp. 0.310% 9/15/10	3,000,000	2,994,110
Federal Home Loan Mortgage Corp. 0.400% 7/06/10	1,890,000	1,886,703
Federal National Mortgage Association 0.150% 5/19/10	700,000	699,682
Federal National Mortgage Association 0.150% 5/26/10	1,625,000	1,624,215
Federal National Mortgage Association 0.175% 7/12/10	700,000	699,445
Federal National Mortgage Association 0.200% 5/07/10	500,000	499,730
Federal National Mortgage Association 0.200% 6/30/10	2,000,000	1,998,322
Federal National Mortgage Association 0.210% 6/23/10	908,000	907,237
Federal National Mortgage Association 0.215% 6/23/10	2,000,000	1,998,280
Federal National Mortgage Association 0.220% 7/13/10	5,900,000	5,894,087
Federal National Mortgage Association 0.250% 2/23/10	400,000	399,933
Federal National Mortgage Association 0.250% 3/03/10	293,000	292,935
Federal National Mortgage Association 0.250% 6/21/10	500,000	499,507
Federal National Mortgage Association 0.250% 7/14/10	500,000	499,427
Federal National Mortgage Association 0.250% 8/10/10	433,000	432,423
Federal National Mortgage Association 0.290% 2/03/10	6,735,000	6,734,783
Federal National Mortgage Association 0.430% 12/01/10	5,000,000	4,981,785
Federal National Mortgage Association 0.460% 12/01/10	1,300,000	1,294,934
		90,136,477
U.S. Treasury Bills – 1.9%
U.S. Treasury Bill 0.460% 6/03/10	4,030,000	4,023,622
U.S. Treasury Bill 0.475% 6/03/10	3,010,000	3,005,081
United States Cash Management Bill 0.440% 6/10/10	6,240,000	6,230,020
		13,258,723
Time Deposits – 0.0%
Euro Time Deposit 0.010% 2/01/10	3,782	3,782
TOTAL SHORT-TERM INVESTMENTS (Cost $692,886,984)		692,886,984

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

Principal Amount	Value
TOTAL INVESTMENTS – 101.2% (Cost $692,886,984) (b)	$692,886,984
Other Assets/ (Liabilities) – (1.2)%	(8,547,478)
NET ASSETS – 100.0%	$684,339,506

Notes to Portfolio of Investments
FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to a value of $392,715,434 or 57.39% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
PREFERRED STOCK – 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $550,000) (a) (b) (c) (d)	5,500	$421,210
TOTAL PREFERRED STOCK (Cost $550,000)		421,210
TOTAL EQUITIES (Cost $550,000)		421,210
	Principal Amount
BONDS & NOTES – 77.6%
CORPORATE DEBT – 39.0%
Advertising – 0.1%
Interpublic Group of Companies, Inc. 10.000% 7/15/17	$550,000	607,750
Aerospace & Defense – 0.1%
Goodrich Corp. 6.125% 3/01/19	185,000	204,435
Agriculture – 1.0%
Altria Group, Inc. 9.700% 11/10/18	1,130,000	1,415,220
BAT International Finance PLC (b) 8.125% 11/15/13	1,085,000	1,279,462
Cargill, Inc. (b) 5.200% 1/22/13	1,200,000	1,283,272
		3,977,954
Banks – 3.8%
Bank of America Corp. 2.100% 4/30/12	1,500,000	1,529,415
Bank of America Corp. 5.750% 12/01/17	1,500,000	1,529,788
Bank of America Corp. 7.375% 5/15/14	1,100,000	1,246,782
Barclays Bank PLC 5.200% 7/10/14	1,090,000	1,165,710
Barclays Bank PLC 6.750% 5/22/19	380,000	424,294
Capital One Financial Corp. 7.375% 5/23/14	270,000	309,059
Citibank NA FRN 0.401% 3/30/11	750,000	752,045
Credit Suisse AG 5.400% 1/14/20	200,000	199,734
Credit Suisse New York 5.500% 5/01/14	760,000	830,783
HSBC Finance Corp. 6.375% 10/15/11	175,000	187,065
ICICI Bank Ltd. (b) 5.500% 3/25/15	585,000	591,267
PNC Funding Corp. FRN 0.451% 4/01/12	1,000,000	1,005,451
State Street Bank and Trust Co. FRN 0.454% 9/15/11	1,100,000	1,104,529
State Street Corp. 2.150% 4/30/12	450,000	459,220
Union Bank NA FRN 0.454% 3/16/12	1,250,000	1,256,145
Wachovia Bank NA 7.800% 8/18/10	600,000	622,859
Wells Fargo & Co. FRN 0.474% 6/15/12	1,000,000	1,006,428
Wells Fargo & Co. 5.625% 12/11/17	865,000	909,278
		15,129,852
Beverages – 0.5%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	435,000	454,536
Foster's Finance Corp. (b) 6.875% 6/15/11	1,000,000	1,067,821
PepsiCo, Inc. 7.900% 11/01/18	500,000	619,125
		2,141,482
Building Materials – 0.5%
CRH America, Inc. 5.300% 10/15/13	425,000	449,034
CRH America, Inc. 8.125% 7/15/18	725,000	857,059
Trane US, Inc. 7.625% 2/15/10	900,000	901,594
		2,207,687
Chemicals – 1.7%
Airgas, Inc. 4.500% 9/15/14	425,000	442,773
Airgas, Inc. (b) 7.125% 10/01/18	320,000	336,000
Ashland, Inc. (b) 9.125% 6/01/17	250,000	272,500
Cytec Industries, Inc. 8.950% 7/01/17	125,000	150,108
The Dow Chemical Co. 4.850% 8/15/12	325,000	347,156
The Dow Chemical Co. 5.900% 2/15/15	860,000	932,493
The Dow Chemical Co. 7.600% 5/15/14	525,000	604,029
The Dow Chemical Co. 8.550% 5/15/19	450,000	538,164
Ecolab, Inc. 4.875% 2/15/15	1,400,000	1,515,487
Praxair, Inc. 5.250% 11/15/14	1,250,000	1,382,861
Valspar Corp. 7.250% 6/15/19	175,000	199,093
		6,720,664
Commercial Services – 0.7%
Deluxe Corp. 7.375% 6/01/15	180,000	171,450
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	650,000	653,754
Equifax, Inc. 6.300% 7/01/17	800,000	851,345
ERAC USA Finance LLC (b) 5.800% 10/15/12	1,000,000	1,072,518
		2,749,067
Computers – 0.3%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	80,000	81,000
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	40,000	40,800
Computer Sciences Corp. 5.500% 3/15/13	250,000	271,391
Electronic Data Systems Corp. Series B 6.000% 8/01/13	475,000	535,620

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EMC Corp., Convertible 1.750% 12/01/13	$400,000	$477,500
		1,406,311
Diversified Financial – 8.6%
American Express Co. 7.250% 5/20/14	545,000	622,674
American Express Co. 8.125% 5/20/19	200,000	241,879
American Express Credit Corp. 7.300% 8/20/13	860,000	977,086
American General Finance Corp. 5.900% 9/15/12	500,000	423,650
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,000,000	1,146,781
BlackRock, Inc. 2.250% 12/10/12	950,000	953,863
BlackRock, Inc. 5.000% 12/10/19	300,000	300,237
Citigroup, Inc. 2.125% 4/30/12	1,200,000	1,224,193
Citigroup, Inc. 5.500% 10/15/14	320,000	329,599
Citigroup, Inc. 5.500% 2/15/17	840,000	807,668
Citigroup, Inc. 6.375% 8/12/14	585,000	620,763
Citigroup, Inc. 6.500% 8/19/13	720,000	777,722
Eaton Vance Corp. 6.500% 10/02/17	575,000	605,198
GATX Financial Corp. 5.125% 4/15/10	1,975,000	1,985,689
General Electric Capital Corp. FRN 1.187% 12/09/11	1,375,000	1,399,437
General Electric Capital Corp. 3.500% 8/13/12	590,000	605,783
General Electric Capital Corp. 5.900% 5/13/14	485,000	528,864
The Goldman Sachs Group, Inc. 1.625% 7/15/11	3,750,000	3,798,697
The Goldman Sachs Group, Inc. 5.150% 1/15/14	250,000	264,964
The Goldman Sachs Group, Inc. 5.625% 1/15/17	275,000	282,045
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	739,373
The Goldman Sachs Group, Inc. 6.150% 4/01/18	385,000	409,652
Ingersoll-Rand Global Holding Co. 9.500% 4/15/14	350,000	428,109
International Lease Finance Corp. 5.625% 9/20/13	300,000	246,854
John Deere Capital Corp. FRN 0.706% 2/26/10	750,000	750,231
JP Morgan Chase & Co. FRN 0.347% 2/23/11	500,000	500,937
JP Morgan Chase & Co. FRN 0.484% 6/15/12	1,350,000	1,357,413
JP Morgan Chase & Co. 2.625% 12/01/10	1,500,000	1,529,510
Lazard Group LLC 6.850% 6/15/17	650,000	672,420
Lazard Group LLC 7.125% 5/15/15	805,000	866,109
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,800,000	1,915,326
Morgan Stanley FRN 0.454% 3/13/12	1,250,000	1,256,389
Morgan Stanley FRN 0.554% 2/10/12	1,500,000	1,509,732
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	550,000	750,250
SLM Corp. 5.000% 10/01/13	1,100,000	1,006,415
TD Ameritrade Holding Corp. 4.150% 12/01/14	155,000	155,707
Textron Financial Corp. 5.125% 11/01/10	1,130,000	1,150,226
Toyota Motor Credit Corp. FRN 0.351% 7/19/10	800,000	800,626
Virgin Media Secured Finance PLC (b) 6.500% 1/15/18	860,000	846,025
		34,788,096
Electric – 3.6%
Allegheny Energy Supply 7.800% 3/15/11	300,000	318,972
Allegheny Energy Supply (b) 8.250% 4/15/12	975,000	1,082,240
Ameren Corp. 8.875% 5/15/14	545,000	633,250
Carolina Power & Light Co. 5.125% 9/15/13	780,000	854,069
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	250,000	289,271
CMS Energy Corp. 6.250% 2/01/20	325,000	323,593
CMS Energy Corp. 8.500% 4/15/11	1,115,000	1,182,986
Entergy Gulf States, Inc. 5.250% 8/01/15	306,000	306,531
Kansas Gas & Electric Co. 5.647% 3/29/21	464,999	471,151
Kiowa Power Partners LLC (b) 4.811% 12/30/13	259,556	263,823
MidAmerican Funding LLC 6.750% 3/01/11	1,000,000	1,042,431
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	527,941	541,140
Monongahela Power 6.700% 6/15/14	500,000	547,112
Nevada Power Co. Series L 5.875% 1/15/15	650,000	708,549
NRG Energy, Inc. 8.500% 6/15/19	400,000	402,000
Pacific Gas & Electric Co. 4.800% 3/01/14	950,000	1,030,043
PPL Energy Supply LLC 6.300% 7/15/13	600,000	654,770
Tampa Electric Co. 6.375% 8/15/12	750,000	824,982
Tenaska Oklahoma (b) 6.528% 12/30/14	295,174	267,277

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TransAlta Corp. 5.750% 12/15/13	$1,250,000	$1,349,937
TransAlta Corp. 6.650% 5/15/18	300,000	324,977
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	533,484	551,962
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	474,193
		14,445,259
Electronics – 0.2%
Arrow Electronics, Inc. 6.000% 4/01/20	785,000	805,339
Entertainment – 0.1%
International Game Technology 7.500% 6/15/19	180,000	202,412
Environmental Controls – 0.3%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	590,000	614,183
Waste Management, Inc. 6.100% 3/15/18	435,000	470,796
		1,084,979
Foods – 0.6%
Delhaize Group 6.500% 6/15/17	1,180,000	1,314,155
Kellogg Co. 5.125% 12/03/12	855,000	933,758
The Kroger Co. 7.500% 1/15/14	260,000	301,658
Sara Lee Corp. 3.875% 6/15/13	60,000	61,964
		2,611,535
Forest Products & Paper – 0.4%
International Paper Co. 9.375% 5/15/19	430,000	538,382
Rock-Tenn Co. 5.625% 3/15/13	180,000	184,050
Rock-Tenn Co. 8.200% 8/15/11	650,000	684,125
Rock-Tenn Co. 9.250% 3/15/16	175,000	190,312
Verso Paper Holdings LLC (b) 11.500% 7/01/14	200,000	215,000
		1,811,869
Gas – 0.3%
Florida Gas Transmission Co. (b) 7.900% 5/15/19	685,000	824,796
Southwest Gas Corp. 8.375% 2/15/11	375,000	398,305
		1,223,101
Hand & Machine Tools – 0.5%
Black & Decker Corp. 8.950% 4/15/14	750,000	901,474
Kennametal, Inc. 7.200% 6/15/12	950,000	1,001,539
		1,903,013
Health Care — Products – 0.5%
Beckman Coulter, Inc. 6.000% 6/01/15	295,000	326,756
Beckman Coulter, Inc. 7.000% 6/01/19	235,000	270,432
Boston Scientific Corp. 4.500% 1/15/15	620,000	624,592
Boston Scientific Corp. 6.000% 1/15/20	315,000	318,236
Covidien International Finance SA 5.450% 10/15/12	600,000	660,119
		2,200,135
Health Care — Services – 0.2%
Roche Holdings, Inc. (b) 5.000% 3/01/14	500,000	540,897
Roche Holdings, Inc. (b) 6.000% 3/01/19	110,000	121,490
		662,387
Holding Company — Diversified – 0.2%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	380,000	385,321
Leucadia National Corp. 7.000% 8/15/13	460,000	468,050
		853,371
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	140,000	140,799
Whirlpool Corp. 8.600% 5/01/14	135,000	155,827
		296,626
Insurance – 0.8%
Aflac, Inc. 8.500% 5/15/19	170,000	199,090
CNA Financial Corp. 7.350% 11/15/19	320,000	335,275
Metropolitan Life Global Funding I (b) 2.875% 9/17/12	465,000	473,074
Principal Financial Group, Inc. 8.875% 5/15/19	175,000	208,831
Prudential Financial, Inc. 3.625% 9/17/12	480,000	492,357
Prudential Financial, Inc. 4.750% 9/17/15	640,000	667,820
Prudential Financial, Inc. 5.800% 6/15/12	1,000,000	1,060,336
		3,436,783
Investment Companies – 0.1%
Xstrata Finance Canada (b) 5.800% 11/15/16	335,000	353,895
Iron & Steel – 0.9%
ArcelorMittal 9.000% 2/15/15	1,290,000	1,561,239
ArcelorMittal 9.850% 6/01/19	165,000	209,593
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	700,000	703,500
Reliance Steel & Aluminum Co. 6.200% 11/15/16	445,000	453,775
Steel Dynamics, Inc. 7.375% 11/01/12	560,000	572,600
		3,500,707
Lodging – 0.1%
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	54,000	55,553
Starwood Hotels & Resorts Worldwide, Inc. 7.150% 12/01/19	255,000	253,725
		309,278

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery — Diversified – 0.4%
Briggs & Stratton Corp. 8.875% 3/15/11	$855,000	$899,888
Roper Industries, Inc. 6.625% 8/15/13	720,000	793,321
		1,693,209
Manufacturing – 1.1%
Bombardier, Inc. (b) 6.750% 5/01/12	330,000	343,613
Cooper US, Inc. 6.100% 7/01/17	750,000	833,873
General Electric Co. 5.250% 12/06/17	1,000,000	1,044,296
Illinois Tool Works, Inc. 5.150% 4/01/14	1,320,000	1,459,583
Tyco Electronics Group SA 6.000% 10/01/12	375,000	406,554
Tyco Electronics Group SA 6.550% 10/01/17	325,000	353,283
		4,441,202
Media – 1.4%
CBS Corp. 6.625% 5/15/11	650,000	684,070
Comcast Corp. 5.500% 3/15/11	1,860,000	1,948,212
McGraw-Hill Cos., Inc. 5.375% 11/15/12	750,000	813,355
Rogers Communications, Inc. 5.500% 3/15/14	260,000	282,278
Scholastic Corp. 5.000% 4/15/13	575,000	541,937
Thomson Corp. 5.700% 10/01/14	930,000	1,033,807
Time Warner Cable, Inc. 7.500% 4/01/14	460,000	537,282
		5,840,941
Metal Fabricate & Hardware – 0.1%
The Timken Co. 6.000% 9/15/14	335,000	360,632
Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,080,000	1,174,500
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	480,000	523,436
Teck Resources Ltd. 9.750% 5/15/14	300,000	342,750
Teck Resources Ltd. 10.250% 5/15/16	500,000	571,250
Teck Resources Ltd. 10.750% 5/15/19	325,000	382,687
Vale Overseas Ltd. 6.250% 1/23/17	535,000	567,845
		3,562,468
Office Equipment/Supplies – 0.1%
Xerox Corp. 4.250% 2/15/15	250,000	254,442
Xerox Corp. 5.500% 5/15/12	280,000	298,583
		553,025
Office Furnishings – 0.2%
Steelcase, Inc. 6.500% 8/15/11	1,010,000	1,022,170
Oil & Gas – 1.7%
Cenovus Energy, Inc. (b) 4.500% 9/15/14	650,000	684,323
Devon Energy Corp. 6.300% 1/15/19	215,000	240,892
Marathon Oil Corp. 6.500% 2/15/14	520,000	585,280
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	455,000	508,462
Motiva Enterprises LLC (b) 5.750% 1/15/20	385,000	404,358
Newfield Exploration Co. 6.875% 2/01/20	1,120,000	1,117,200
Noble Holding International Ltd. 7.375% 3/15/14	735,000	838,490
The Premcor Refining Group, Inc. 6.750% 5/01/14	320,000	328,998
Shell International Finance 5.625% 6/27/11	100,000	106,732
Tesoro Corp. 6.500% 6/01/17	400,000	381,000
Transocean, Inc., Convertible 1.500% 12/15/37	400,000	383,500
XTO Energy, Inc. 4.900% 2/01/14	1,000,000	1,084,354
		6,663,589
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	220,000	209,550
Packaging & Containers – 0.5%
Packaging Corporation of America 5.750% 8/01/13	1,400,000	1,511,535
Pactiv Corp. 5.875% 7/15/12	280,000	300,738
Pactiv Corp. 6.400% 1/15/18	200,000	212,679
		2,024,952
Pharmaceuticals – 0.9%
Abbott Laboratories 5.600% 11/30/17	1,660,000	1,839,446
Express Scripts, Inc. 6.250% 6/15/14	900,000	1,008,660
Pfizer, Inc. FRN 2.204% 3/15/11	750,000	766,853
		3,614,959
Pipelines – 1.8%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	140,000	151,303
DCP Midstream LLC (b) 9.750% 3/15/19	465,000	593,241
Enbridge, Inc. 5.800% 6/15/14	1,360,000	1,508,362
Enogex LLC (b) 6.875% 7/15/14	930,000	1,000,380
Enterprise Products Operating LP 7.500% 2/01/11	210,000	221,865
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	275,000	289,073
Kinder Morgan Energy Partners LP 6.000% 2/01/17	175,000	189,354
Magellan Midstream Partners LP 6.550% 7/15/19	330,000	367,875
Plains All American Pipeline Co. 5.625% 12/15/13	685,000	741,108
Plains All American Pipeline LP 4.250% 9/01/12	800,000	836,994
Southern Natural Gas Co. (b) 5.900% 4/01/17	420,000	443,547
Texas Eastern Transmission LP (b) 6.000% 9/15/17	275,000	301,451

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	$600,000	$689,272
		7,333,825
Real Estate Investment Trusts (REITS) – 0.1%
Senior Housing Properties Trust 8.625% 1/15/12	175,000	181,563
Simon Property Group LP 4.200% 2/01/15	100,000	101,611
		283,174
Retail – 0.2%
J.C. Penney Corp., Inc. 7.950% 4/01/17	200,000	217,000
Lowe's Cos., Inc. 5.600% 9/15/12	425,000	473,786
Nordstrom, Inc. 6.750% 6/01/14	150,000	169,861
		860,647
Savings & Loans – 0.2%
Glencore Funding LLC (b) 6.000% 4/15/14	665,000	688,614
Software – 0.5%
CA, Inc. 5.375% 12/01/19	170,000	174,351
Fiserv, Inc. 6.125% 11/20/12	1,500,000	1,660,242
		1,834,593
Telecommunications – 2.3%
AT&T, Inc. 4.850% 2/15/14	1,000,000	1,081,313
British Telecom PLC STEP 9.125% 12/15/10	1,125,000	1,206,016
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	735,000	855,763
CenturyTel, Inc. 5.500% 4/01/13	390,000	411,706
CenturyTel, Inc. 6.150% 9/15/19	235,000	244,333
Embarq Corp. 7.082% 6/01/16	35,000	38,852
Qwest Corp. 7.875% 9/01/11	1,900,000	1,990,250
Qwest Corp. 8.875% 3/15/12	400,000	429,500
Rogers Communications, Inc. 6.375% 3/01/14	450,000	504,054
Telecom Italia Capital 6.175% 6/18/14	535,000	586,693
Verizon Communications, Inc. 8.750% 11/01/18	540,000	681,562
Verizon New England, Inc. 6.500% 9/15/11	500,000	537,350
Vodafone Group PLC 7.750% 2/15/10	300,000	300,695
Windstream Corp. (b) 7.875% 11/01/17	535,000	528,313
		9,396,400
Transportation – 0.1%
Canadian National Railway Co. 5.850% 11/15/17	245,000	269,213
Trucking & Leasing – 0.2%
GATX Corp. 8.750% 5/15/14	695,000	795,198
TOTAL CORPORATE DEBT (Cost $146,624,589)		157,082,348
MUNICIPAL OBLIGATIONS – 0.1%
State of California 5.950% 4/01/16	245,000	253,403
TOTAL MUNICIPAL OBLIGATIONS (Cost $246,240)		253,403
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.5%
Automobile ABS – 1.5%
Bank of America Auto Trust, Series 2009-3A, Class A2 (b) 0.890% 4/15/12	1,000,000	1,002,117
Bank of America Auto Trust, Series 2009-1A, Class A2 (b) 1.700% 12/15/11	750,000	753,824
BMW Vehicle Lease Trust, Series 2009-1, Class A2 2.040% 4/15/11	702,012	705,272
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	500,000	500,564
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.283% 3/15/11	116,327	116,304
Nissan Auto Lease Trust, Series 2009-A, Class A1 1.043% 6/15/10	92,698	92,716
Nissan Auto Lease Trust, Series 2009-A, Class A2 2.010% 4/15/11	575,000	577,903
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	650,000	650,654
USAA Auto Owner Trust, Series 2006-1, Class A4 5.040% 12/15/11	535,497	536,318
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	1,089,226	1,097,730
		6,033,402
Commercial MBS – 5.4%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.744% 7/10/17	2,000,000	1,807,759
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	1,265,000	1,260,676
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	738,580
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,530,000	1,557,480
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	1,000,000	1,020,381

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	$700,000	$636,027
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 10/11/17	1,100,000	1,008,369
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,600,000	1,628,151
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	1,125,000	1,021,877
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	850,000	863,733
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.216% 2/15/41	1,350,000	603,276
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 7/10/13	500,000	510,064
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.236% 5/15/41	1,375,000	1,362,755
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	975,000	959,310
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 VRN 5.481% 12/12/44	250,000	249,155
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	975,000	888,495
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	708,094
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,050,000	2,101,628
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/18	925,000	859,856
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 6.072% 8/15/39	750,000	817,537
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,200,146
		21,803,349
Credit Card ABS – 0.5%
Chase Issuance Trust, Series 2009-A4, Class A4 FRN 0.983% 6/15/12	1,175,000	1,177,367
Chase Issuance Trust, Series 2009-A5, Class A5 FRN 1.033% 6/15/12	750,000	751,649
		1,929,016
Home Equity ABS – 0.2%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.591% 7/25/35	600,000	516,274
Bear Stearns Asset Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.821% 12/25/34	253,591	220,183
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	2,711	2,661
		739,118
Student Loans ABS – 2.6%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.511% 12/27/16	282,568	282,467
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $788,563), Series 2005-2A, Class 2B1 FRN (b) (c) 1.254% 9/20/10	775,000	773,062
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.331% 5/25/36	288,331	264,011
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.261% 3/28/17	994,114	987,060
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5B FRN 1.090% 2/25/39	100,000	88,625
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 1.090% 2/25/39	150,000	132,937
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.432% 5/25/27	921,012	904,878

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (b) (c) 0.853% 6/20/14	$1,600,000	$798,414
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $460,575), Series 2005-1A, Class B2 FRN (b) (c) 2.853% 9/20/10	460,000	454,852
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $581,469), Series 2005-1A, Class A7 FRN (b) (c) 2.253% 9/20/10	575,000	573,557
SLM Student Loan Trust, Series 2007-2, Class A1 FRN (b) 0.229% 4/25/14	195,188	195,084
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.649% 7/27/20	966,201	963,786
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.100% 12/15/16	500,000	499,097
SLM Student Loan Trust, Series 2003-2, Class A8 FRN (b) 1.735% 9/15/28	275,000	264,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.745% 12/15/16	475,000	474,142
SLM Student Loan Trust, Series 2003-5, Class A6 FRN 1.900% 6/17/30	400,000	375,751
SLM Student Loan Trust, Series 2003-2, Class A7 FRN (b) 2.050% 9/15/28	650,000	601,250
SLM Student Loan Trust, Series 2003-2, Class A9 FRN 4.380% 9/15/28	350,000	325,500
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.439% 10/28/28	405,618	405,618
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.489% 4/30/29	967,483	963,598
		10,327,689
WL Collateral CMO – 1.3%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.311% 7/20/36	386,500	355,169
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.925% 8/25/34	345,028	306,553
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.763% 9/25/33	38,531	29,082
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.539% 2/25/34	60,115	45,991
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.749% 8/25/34	86,170	74,902
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.423% 1/19/38	1,043,552	561,533
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.341% 5/25/37	1,118,642	589,422
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.711% 8/25/34	168,851	108,627
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.481% 8/25/36	394,513	245,275
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 3.335% 2/25/34	515,598	464,267
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.666% 2/25/34	23,836	20,773
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.776% 7/25/33	12,265	10,997
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 3.403% 2/25/34	1,373	1,089
Morgan Stanley Reremic Trust 3.000% 7/17/56	829,209	817,683
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.411% 6/25/46	1,876,074	636,484
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.421% 4/25/46	1,226,004	592,933
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 3.670% 3/25/34	105,059	89,304
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	176,754	146,630
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.881% 4/25/44	294,343	155,028
		5,251,742

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.926% 6/25/32	$95,829	$79,387
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $51,103,546)		46,163,703
SOVEREIGN DEBT OBLIGATIONS – 0.4%
Brazilian Government International Bond 5.875% 1/15/19	711,000	741,217
Colombia Government International Bond 7.375% 3/18/19	356,000	397,830
Poland Government International Bond 6.375% 7/15/19	380,000	409,526
		1,548,573
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,429,858)		1,548,573
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 19.2%
Pass-Through Securities – 19.2%
Federal Home Loan Mortgage Corp.
Pool #1Q0239 4.292% 3/01/37	1,424,798	1,475,687
Pool #G11723 5.500% 7/01/20	256,370	276,990
Pool #E00856 7.500% 6/01/15	14,461	15,689
Federal National Mortgage Association
Pool #775539 3.772% 5/01/34	642,027	664,101
Pool #725692 3.919% 10/01/33	501,801	516,390
Pool #888586 3.976% 10/01/34	1,163,918	1,201,971
Pool #684154 5.500% 2/01/18	55,535	60,132
Pool #702331 5.500% 5/01/18	609,267	659,508
Pool #725796 5.500% 9/01/19	4,083,297	4,416,819
Pool #844564 5.500% 12/01/20	899,048	970,374
Pool #745525 5.500% 5/01/21	5,534,875	5,973,989
Pool #826713 5.500% 8/01/35	4,976,542	5,310,515
Pool #826735 5.500% 8/01/35	766,913	818,380
Government National Mortgage Association
Pool #507545 7.500% 8/15/29	38,542	42,592
Government National Mortgage Association TBA
Pool #5028 4.500% 3/01/39 (e)	14,255,000	14,443,210
Pool #11081 5.000% 3/01/38 (e)	38,883,000	40,496,038
		77,342,385
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $75,637,939)		77,342,385
U.S. TREASURY OBLIGATIONS – 7.4%
U.S. Treasury Bonds & Notes – 7.4%
U.S. Treasury Note 1.875% 4/30/14	125,000	124,385
U.S. Treasury Note 2.625% 2/29/16	35,000	34,670
U.S. Treasury Note 2.750% 11/30/16	6,500,000	6,384,726
U.S. Treasury Note (f) 3.500% 2/15/18	20,890,000	21,154,388
U.S. Treasury Note (f) 4.250% 8/15/15	105,000	114,352
U.S. Treasury Note (f) 4.875% 5/31/11	2,020,000	2,138,675
		29,951,196
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,055,997)		29,951,196
TOTAL BONDS & NOTES (Cost $305,098,169)		312,341,608
TOTAL LONG-TERM INVESTMENTS (Cost $305,648,169)		312,762,818
SHORT-TERM INVESTMENTS – 36.2%
Commercial Paper – 36.2% (g)
AGL Capital Corp. (b) 0.300% 2/18/10	2,000,000	1,999,683
AGL Capital Corp. (b) 0.330% 2/22/10	4,150,000	4,149,125
AutoZone, Inc. (b) 0.250% 2/01/10	4,482,000	4,481,938
AutoZone, Inc. (b) 0.250% 2/03/10	1,135,000	1,134,968
AutoZone, Inc. (b) 0.260% 2/11/10	3,000,000	2,999,740
Block Financial Corp. (b) 0.450% 2/01/10	970,000	969,976
Block Financial Corp. (b) 0.450% 2/11/10	8,000,000	7,998,800
BMW US Capital LLC (b) 0.300% 2/05/10	3,000,000	2,999,850
BMW US Capital LLC (b) 0.300% 2/09/10	6,000,000	5,999,500
The Clorox Co. (b) 0.260% 3/02/10	8,000,000	7,998,209
CVS Caremark Corp. (b) 0.270% 4/13/10	2,000,000	1,998,905
Duke Energy Corp. (b) 0.270% 3/23/10	3,835,000	3,833,504
Duke Energy Corp. (b) 0.280% 3/03/10	4,000,000	3,999,004
Eaton Corp. (b) 0.300% 3/25/10	1,100,000	1,099,505
Eaton Corp. (b) 0.350% 3/01/10	4,140,000	4,138,792
Eaton Corp. (b) 0.350% 3/22/10	2,000,000	1,999,008
Elsevier Financial SA (b) 0.310% 2/04/10	3,000,000	2,999,871
Elsevier Financial SA (b) 0.310% 2/12/10	4,000,000	3,999,552
Elsevier Financial SA (b) 0.330% 2/25/10	2,500,000	2,499,404
Equifax, Inc. (b) 0.250% 2/24/10	4,700,000	4,699,184
ERAC USA Finance LLC (b) 0.320% 2/01/10	3,000,000	2,999,947
Export-Import Bank of Korea 0.420% 4/21/10	8,000,000	7,992,440
H.J. Heinz Finance Co. (b) 0.320% 2/10/10	2,000,000	1,999,804
H.J. Heinz Finance Co. (b) 0.350% 2/03/10	2,160,000	2,159,916
HSBC Finance Corp. 0.380% 4/21/10	4,400,000	4,396,238
Kraft Foods, Inc. 0.280% 2/25/10	5,900,000	5,898,807
Lincoln National Corp. (b) 0.300% 4/01/10	4,670,000	4,667,626

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Precision Castparts Corp. (b) 0.260% 2/12/10	$8,300,000	$8,299,221
Public Service Co. of Colorado 0.250% 2/16/10	1,745,000	1,744,794
Ryder System, Inc. 0.280% 2/26/10	2,000,000	1,999,580
Transocean Ltd. 0.240% 2/25/10	6,375,000	6,373,895
Vulcan Materials Co. (b) 0.260% 2/11/10	3,000,000	2,999,740
Vulcan Materials Co. (b) 0.270% 2/09/10	2,200,000	2,199,835
Vulcan Materials Co. (b) 0.280% 2/16/10	2,310,000	2,309,695
Xcel Energy, Inc. (b) 0.250% 2/24/10	4,000,000	3,999,306
Xcel Energy, Inc. (b) 0.300% 4/05/10	1,450,000	1,449,215
Xcel Energy, Inc. (b) 0.360% 3/18/10	4,000,000	3,998,120
XTO Energy, Inc. 0.230% 2/17/10	4,470,000	4,469,486
XTO Energy, Inc. 0.230% 2/25/10	3,615,000	3,614,400
		145,570,583
Time Deposits – 0.0%
Euro Time Deposit 0.010% 2/01/10	3,721	3,721
TOTAL SHORT-TERM INVESTMENTS (Cost $145,574,304)		145,574,304
TOTAL INVESTMENTS – 113.9% (Cost $451,222,473) (h)		458,337,122
Other Assets/ (Liabilities) – (13.9)%		(56,106,529)
NET ASSETS – 100.0%		$402,230,593

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to a value of $135,897,929 or 33.79% of net assets.
(c)	Restricted security. (Note 2).
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	A portion of this security is purchased on a when-issued, delayed delivery or forward commitment basis. (Note 2).
(f)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(g)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed delivery or forward commitments. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 118.5%
CORPORATE DEBT – 5.1%
Chemicals – 0.6%
The Dow Chemical Co. FRN 2.525% 8/08/11	$1,000,000	$1,016,630
Praxair, Inc. FRN 0.346% 5/26/10	680,000	680,356
		1,696,986
Computers – 0.4%
Hewlett-Packard Co. FRN 1.306% 5/27/11	1,000,000	1,012,821
Cosmetics & Personal Care – 0.4%
Procter & Gamble International Funding SCA FRN 0.285% 5/07/10	1,000,000	999,528
Diversified Financial – 1.9%
American Honda Finance Corp. (a) 2.757% 6/02/11	1,000,000	1,023,169
BlackRock, Inc. 2.250% 12/10/12	1,100,000	1,104,473
General Electric Capital Corp. 3.500% 8/13/12	575,000	590,382
The Goldman Sachs Group, Inc. FRN 0.551% 6/28/10	650,000	650,773
John Deere Capital Corp. FRN 0.706% 2/26/10	500,000	500,154
JP Morgan Chase & Co. FRN 0.421% 1/17/11	650,000	651,218
National Rural Utilities Cooperative Finance Corp. 2.625% 9/16/12	250,000	255,962
Toyota Motor Credit Corp. FRN 0.351% 7/19/10	525,000	525,411
		5,301,542
Foods – 0.2%
General Mills, Inc. 6.000% 2/15/12	500,000	548,665
Insurance – 0.1%
Metropolitan Life Global Funding I (a) 2.875% 9/17/12	250,000	254,341
Oil & Gas – 0.3%
Shell International Finance BV 1.300% 9/22/11	750,000	755,348
Pharmaceuticals – 0.6%
Merck & Co., Inc. 1.875% 6/30/11	1,000,000	1,012,284
Wyeth VRN 6.950% 3/15/11	500,000	532,732
		1,545,016
Telecommunications – 0.6%
Cellco Partnership/Verizon Wireless Capital LLC FRN 2.869% 5/20/11	1,000,000	1,032,426
Telefonica Emisiones SAU FRN 0.609% 2/04/13	725,000	712,189
		1,744,615
TOTAL CORPORATE DEBT (Cost $11,645,994)		13,858,862
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.6%
Automobile ABS – 3.3%
Bank of America Auto Trust, Series 2009-3A, Class A2 (a) 0.890% 4/16/12	750,000	751,588
Bank of America Auto Trust, Series 2009-2A, Class A2 (a) 1.160% 2/15/12	1,375,000	1,379,932
Bank of America Auto Trust, Series 2009-1A, Class A2 (a) 1.700% 12/15/11	475,000	477,422
BMW Vehicle Lease Trust, Series 2009-1, Class A2 2.040% 4/15/11	481,773	484,011
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	650,000	650,734
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A3 5.100% 5/15/12	432,270	435,654
Honda Auto Receivables Owner Trust, Series 2007-3, Class A3 FRN 0.413% 2/15/11	38,932	38,930
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2 1.500% 8/15/11	700,000	703,391
Honda Auto Receivables Owner Trust, Series 2007-1, Class A3 5.100% 3/18/11	1,061	1,066
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.283% 3/15/11	78,692	78,676
Nissan Auto Lease Trust, Series 2009-A, Class A1 1.043% 6/15/10	62,067	62,080
Nissan Auto Lease Trust, Series 2009-A, Class A2 2.010% 4/15/11	385,000	386,943
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4 5.220% 11/15/11	48,430	48,674
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	750,000	750,754
USAA Auto Owner Trust, Series 2008-1, Class A3 4.160% 4/16/12	278,322	282,097

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
USAA Auto Owner Trust, Series 2008-3, Class A3 4.280% 10/15/12	$148,138	$151,383
USAA Auto Owner Trust, Series 2008-2, Class A3 4.640% 10/15/12	160,953	164,875
USAA Auto Owner Trust, Series 2006-1, Class A4 5.040% 12/15/11	673,833	674,867
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	1,289,288	1,299,354
		8,822,431
Credit Card ABS – 1.2%
Chase Issuance Trust, Series 2005-A8, Class A8 FRN 0.273% 10/15/12	350,000	349,695
Chase Issuance Trust, Series 2005-A13, Class A13 FRN 0.273% 2/15/13	500,000	499,140
Chase Issuance Trust, Series 2009-A4, Class A4 FRN 0.983% 6/15/12	1,750,000	1,753,526
Chase Issuance Trust, Series 2009-A5, Class A5 FRN 1.033% 6/15/12	550,000	551,209
		3,153,570
Student Loans ABS – 6.9%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.511% 12/27/16	381,467	381,330
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.261% 3/28/17	671,699	666,933
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.432% 5/25/27	623,038	612,123
SLC Student Loan Trust, Series 2006-1, Class A2 FRN 0.254% 6/15/15	358,797	358,433
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.229% 4/25/14	240,732	240,603
SLM Student Loan Trust, Series 2007-3, Class A1 FRN 0.239% 10/27/14	142,877	142,744
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 0.239% 10/25/18	87,713	87,462
SLM Student Loan Trust, Series 2007-1, Class A2 FRN 0.249% 1/25/16	391,414	390,791
SLM Student Loan Trust, Series 2006-8, Class A2 FRN 0.249% 10/25/16	58,692	58,604
SLM Student Loan Trust, Series 2006-9, Class A2 FRN 0.249% 4/25/17	36,620	36,565
SLM Student Loan Trust, Series 2006-7, Class A3 FRN 0.269% 7/25/18	11,421	11,398
SLM Student Loan Trust, Series 2005-10, Class A3 FRN 0.299% 10/25/16	846,123	845,205
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.329% 4/25/17	238,146	237,523
SLM Student Loan Trust, Series 2006-3, Class A4 FRN 0.329% 7/25/19	775,000	766,333
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.339% 4/25/22	246,488	245,672
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.339% 4/25/22	53,609	53,387
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.339% 7/25/22	600,361	597,445
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.359% 4/25/17	106,938	106,700
SLM Student Loan Trust, Series 2007-7, Class A1 FRN 0.389% 10/25/12	33,629	33,616
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.434% 3/15/19	743,742	741,764
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.449% 1/25/16	135,000	134,543
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.454% 3/15/19	532,478	531,977
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.474% 12/15/17	797,367	795,826
SLM Student Loan Trust, Series 2008-1, Class A1 FRN 0.499% 7/25/13	391,146	391,192
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.549% 1/26/15	510,472	510,706
SLM Student Loan Trust, Series 2008-6, Class A1 FRN 0.649% 10/27/14	776,373	777,574
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (a) 0.649% 7/27/20	1,256,062	1,252,922
SLM Student Loan Trust, Series 2008-3, Class A1 FRN 0.749% 1/25/14	1,278,127	1,282,364
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.749% 10/25/17	245,000	245,723

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2008-6, Class A2 FRN 0.799% 10/25/17	$575,000	$578,004
SLM Student Loan Trust, Series 2008-4, Class A1 FRN 0.929% 7/25/13	911,875	916,525
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.744% 12/15/16	3,500,000	3,493,679
SLM Student Loan Trust, Series 2008-9, Class A FRN 1.749% 4/25/23	181,325	190,081
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.369% 7/28/26	26,922	26,496
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.439% 10/28/28	266,854	266,854
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.489% 4/30/29	698,558	695,752
		18,704,849
WL Collateral CMO – 0.2%
Morgan Stanley Reremic Trust 3.000% 7/17/56	552,806	545,122
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,104,536)		31,225,972
U.S. TREASURY OBLIGATIONS – 101.8%
U.S. Treasury Bonds & Notes – 101.8%
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	6,222,333	6,380,069
U.S. Treasury Inflation Index (b) 0.875% 4/15/10	8,563,800	8,594,085
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	8,820,896	9,194,460
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	7,678,960	7,821,741
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	11,181,427	11,752,658
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	8,312,028	8,643,179
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	7,733,800	7,537,168
U.S. Treasury Inflation Index (b) 1.875% 7/15/13	13,809,353	14,696,431
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	9,925,582	10,573,909
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	5,779,736	6,102,739
U.S. Treasury Inflation Index (b) 2.000% 4/15/12	7,893,730	8,297,247
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	12,298,204	13,130,561
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	12,147,134	13,011,174
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	7,732,628	8,274,250
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	9,520,014	9,720,828
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	7,546,325	8,132,515
U.S. Treasury Inflation Index (b) 2.375% 4/15/11	8,320,776	8,624,588
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	8,082,418	8,843,983
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	14,597,218	15,680,549
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	7,696,264	8,229,302
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	9,281,255	10,242,757
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	7,354,896	8,013,803
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	7,947,852	8,862,649
U.S. Treasury Inflation Index (b) 3.000% 7/15/12	13,167,820	14,256,140
U.S. Treasury Inflation Index 3.375% 1/15/12	2,345,093	2,520,476
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	3,095,447	3,888,211
U.S. Treasury Inflation Index 3.500% 1/15/11	6,226,779	6,485,190
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	9,776,613	12,262,073
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	11,335,962	14,789,959
		274,562,694
TOTAL U.S. TREASURY OBLIGATIONS (Cost $264,255,951)		274,562,694
TOTAL BONDS & NOTES (Cost $307,006,481)		319,647,528
TOTAL LONG-TERM INVESTMENTS (Cost $307,006,481)		319,647,528
SHORT-TERM INVESTMENTS – 49.2%
Commercial Paper – 49.2%
AGL Capital Corp. (a) 0.270% 2/17/10	3,950,000	3,949,467
Bank of America Corp. 0.230% 6/01/10	6,500,000	6,494,934
Block Financial Corp. (a) 0.450% 2/01/10	4,000,000	3,999,900
BMW US Capital LLC (a) 0.300% 3/01/10	3,950,000	3,949,012
Cadbury Schweppes Finance PLC (a) 0.300% 2/01/10	3,800,000	3,799,937

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount		Value
Citigroup Funding, Inc. 0.220% 4/06/10	$6,350,000	$	$6,347,439
Clorox Co. (a) 0.250% 3/18/10	3,950,000		3,948,711
CVS Caremark Corp. (a) 0.250% 4/13/10	500,000		499,746
Deutsche Bank Financial LLC 0.280% 4/23/10	1,000,000		999,354
Duke Energy Corp. (a) 0.280% 3/04/10	3,950,000		3,948,986
E.ON AG (a) 0.260% 4/06/10	600,000		599,714
E.ON AG (a) 0.270% 4/06/10	1,750,000		1,749,134
Eaton Corp. (a) 0.350% 3/31/10	3,950,000		3,947,696
Elsevier Finance SA (a) 0.310% 2/09/10	3,950,000		3,949,660
ERAC USA Finance LLC (a) 0.320% 2/22/10	3,950,000		3,949,192
Export-Import Bank of Korea 0.420% 4/21/10	2,000,000		1,998,110
Export-Import Bank of Korea 0.450% 3/09/10	4,500,000		4,497,862
FPL Group Capital, Inc. (a) 0.260% 3/15/10	2,000,000		1,999,364
FPL Group Capital, Inc. (a) 0.260% 3/26/10	4,250,000		4,248,312
H.J. Heinz Finance Co. (a) 0.350% 2/11/10	3,900,000		3,899,545
Henkel Corp. (a) 0.350% 4/12/10	2,600,000		2,598,180
Henkel Corp. (a) 0.420% 2/04/10	4,000,000		3,999,767
HSBC Finance Corp. 0.300% 4/01/10	500,000		499,746
ING US Funding LLC 0.250% 3/19/10	2,225,000		2,224,258
Kraft Foods, Inc. 0.250% 2/22/10	3,975,000		3,974,365
Lincoln National Corp. (a) 0.300% 2/16/10	4,000,000		3,999,433
Omnicom Capital, Inc. (a) 0.300% 2/12/10	2,800,000		2,799,697
Omnicom Capital, Inc. (a) 0.350% 2/17/10	1,131,000		1,130,802
Oneok, Inc. (a) 0.250% 2/05/10	2,456,000		2,455,898
Public Service Co. of Colorado 0.280% 3/03/10	950,000		949,764
Royal Bank of Scotland Group (a) 0.240% 5/26/10	6,500,000		6,494,973
Safeway, Inc. 0.260% 2/19/10	3,650,000		3,649,473
Societe Generale North America, Inc. 0.230% 4/01/10	6,500,000		6,497,467
South Carolina Electric & Gas 0.260% 2/08/10	2,500,000		2,499,837
Southern Power Co. (a) 0.250% 2/25/10	3,950,000		3,949,287
Transocean, Inc. (a) 0.260% 2/09/10	3,950,000		3,949,715
Virginia Electric and Power Co. 0.255% 2/11/10	1,675,000		1,674,858
Vulcan Materials Co. (a) 0.260% 2/12/10	1,000,000		999,906
Vulcan Materials Co. (a) 0.270% 2/09/10	1,800,000		1,799,865
Vulcan Materials Co. (a) 0.280% 2/16/10	1,090,000		1,089,856
WellPoint, Inc. (a) 0.260% 4/14/10	3,600,000		3,598,076
Xcel Energy, Inc. (a) 0.270% 3/15/10	3,000,000		2,999,055
			132,610,353
Repurchase Agreement – 0.0%
State Street Bank & Trust Co. Repurchase Agreement, Dated 1/29/10, 0.010%, due 2/01/10 (c)	52,051		52,051
TOTAL SHORT-TERM INVESTMENTS (Cost $132,662,404)			132,662,404
TOTAL INVESTMENTS – 167.7% (Cost $439,668,885) (d)			452,309,932
Other Assets/ (Liabilities) – (67.7)%			(182,591,107)
NET ASSETS – 100.0%			$269,718,825

Notes to Portfolio of Investments
ABS	Asset Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to a value of $98,935,939 or 36.68% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $52,051. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $57,799.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
PREFERRED STOCK – 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $1,250,000) (a) (b) (c) (d)	12,500	$957,294
TOTAL PREFERRED STOCK (Cost $1,250,000)		957,294
TOTAL EQUITIES (Cost $1,250,000)		957,294
	Principal Amount
BONDS & NOTES – 93.8%
CORPORATE DEBT – 38.7%
Advertising – 0.2%
Interpublic Group of Companies, Inc. 10.000% 7/15/17	$1,800,000	1,989,000
Aerospace & Defense – 0.5%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	1,375,000	1,513,379
General Dynamics Corp. 5.250% 2/01/14	2,050,000	2,262,220
Goodrich Corp. 6.125% 3/01/19	595,000	657,507
Lockheed Martin Corp. 5.500% 11/15/39	1,415,000	1,402,590
		5,835,696
Agriculture – 0.3%
Cargill, Inc. (b) (e) 5.200% 1/22/13	3,875,000	4,143,898
Airlines – 0.0%
United Air Lines, Inc. (f) 10.110% 12/31/49	330,963	106,736
Banks – 2.3%
Bank of America Corp. (e) 2.100% 4/30/12	3,250,000	3,313,732
Bank of America Corp. (e) 5.750% 12/01/17	1,555,000	1,585,881
Bank of America Corp. 7.400% 1/15/11	121,248	128,258
Bank of America Corp. Series L (e) 5.650% 5/01/18	2,725,000	2,750,610
Barclays Bank PLC (e) 5.200% 7/10/14	3,600,000	3,850,052
Barclays Bank PLC 6.750% 5/22/19	1,300,000	1,451,532
Capital One Financial Corp. 7.375% 5/23/14	930,000	1,064,537
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,032,293
Credit Suisse New York 5.500% 5/01/14	585,000	639,484
HSBC Finance Corp. 6.375% 10/15/11	669,000	715,123
HSBC Holdings PLC 6.500% 9/15/37	1,995,000	2,087,047
ICICI Bank Ltd. (b) (e) 5.500% 3/25/15	1,880,000	1,900,139
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	1,450,000	1,487,904
Wachovia Bank NA 6.600% 1/15/38	1,610,000	1,704,000
Wachovia Corp. 5.300% 10/15/11	1,683,000	1,788,176
Wachovia Corp. 5.750% 6/15/17	220,000	232,805
Wells Fargo & Co. 5.625% 12/11/17	1,075,000	1,130,028
		27,861,601
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	1,269,000	1,325,991
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	968,000	1,017,034
Anheuser-Busch InBev Worldwide, Inc. (b) 8.200% 1/15/39	1,165,000	1,503,281
The Coca-Cola Co. 5.350% 11/15/17	550,000	605,101
Foster's Finance Corp. (b) 6.875% 6/15/11	872,000	931,140
		5,382,547
Building Materials – 0.6%
CRH America, Inc. (e) 8.125% 7/15/18	2,300,000	2,718,945
Lafarge SA 6.150% 7/15/11	600,000	635,138
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,431,368
Trane US, Inc. 7.625% 2/15/10	3,006,000	3,011,323
		7,796,774
Chemicals – 1.3%
Airgas, Inc. 4.500% 9/15/14	1,365,000	1,422,084
Airgas, Inc. (b) 7.125% 10/01/18	1,030,000	1,081,500
Ashland, Inc. (b) 9.125% 6/01/17	835,000	910,150
Cytec Industries, Inc. 8.950% 7/01/17	450,000	540,388
The Dow Chemical Co. 7.600% 5/15/14	170,000	195,590
The Dow Chemical Co. 8.550% 5/15/19	1,525,000	1,823,778
The Dow Chemical Co. 9.400% 5/15/39	645,000	850,560
Ecolab, Inc. (e) 4.875% 2/15/15	4,540,000	4,914,509
Ecolab, Inc. 6.875% 2/01/11	110,000	115,821
EI du Pont de Nemours & Co. 6.000% 7/15/18	575,000	638,897
The Lubrizol Corp. 8.875% 2/01/19	750,000	945,395
PPG Industries, Inc. 7.400% 8/15/19	400,000	452,934
Praxair, Inc. (e) 5.250% 11/15/14	545,000	602,928
Valspar Corp. 7.250% 6/15/19	650,000	739,487
		15,234,021
Commercial Services – 0.5%
Deluxe Corp. 7.375% 6/01/15	500,000	476,250
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	2,174,000	2,186,555
Equifax, Inc. 7.000% 7/01/37	1,370,000	1,453,665

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ERAC USA Finance LLC (b) 6.700% 6/01/34	$1,620,000	$1,536,866
		5,653,336
Computers – 0.4%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	230,000	232,875
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	115,000	117,300
Computer Sciences Corp. 5.500% 3/15/13	800,000	868,450
Electronic Data Systems Corp. Series B 6.000% 8/01/13	1,646,000	1,856,066
EMC Corp., Convertible 1.750% 12/01/13	1,300,000	1,551,875
		4,626,566
Diversified Financial – 7.1%
American Express Co. 6.150% 8/28/17	1,060,000	1,131,670
American Express Co. 7.250% 5/20/14	715,000	816,903
American Express Co. (e) 8.125% 5/20/19	610,000	737,731
American Express Credit Corp. (e) 7.300% 8/20/13	4,125,000	4,686,606
American General Finance Corp. (e) 5.900% 9/15/12	4,480,000	3,795,904
American General Finance Corp. 6.500% 9/15/17	1,155,000	831,108
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,743,107
BlackRock, Inc. 5.000% 12/10/19	525,000	525,414
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,183,803
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	641,746
Citigroup, Inc. 5.500% 10/15/14	1,025,000	1,055,747
Citigroup, Inc. 5.500% 2/15/17	2,495,000	2,398,965
Citigroup, Inc. 5.875% 5/29/37	2,175,000	1,938,780
Citigroup, Inc. 6.375% 8/12/14	2,015,000	2,138,185
Citigroup, Inc. (e) 6.500% 8/19/13	2,300,000	2,484,389
Citigroup, Inc. 7.250% 10/01/10	136,904	141,684
Citigroup, Inc. 8.125% 7/15/39	975,000	1,105,620
Eaton Vance Corp. 6.500% 10/02/17	485,000	510,472
General Electric Capital Corp. 2.800% 1/08/13	1,985,000	1,986,024
General Electric Capital Corp. 5.500% 1/08/20	4,000,000	3,961,376
General Electric Capital Corp. 5.900% 5/13/14	1,500,000	1,635,662
General Electric Capital Corp. (e) 6.875% 1/10/39	3,500,000	3,637,235
The Goldman Sachs Group, Inc. (e) 5.625% 1/15/17	6,240,000	6,399,856
The Goldman Sachs Group, Inc. 6.125% 2/15/33	1,439,000	1,436,316
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	446,893
The Goldman Sachs Group, Inc. 6.750% 10/01/37	1,220,000	1,206,293
HSBC Finance Corp. 5.900% 6/19/12	2,130,000	2,296,014
John Deere Capital Corp. FRN 0.706% 2/26/10	2,375,000	2,375,732
JP Morgan Chase & Co. FRN (e) 0.484% 6/15/12	4,500,000	4,524,710
Lazard Group LLC 6.850% 6/15/17	1,575,000	1,629,326
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,589,720
Merrill Lynch & Co., Inc. (e) 5.450% 2/05/13	5,775,000	6,145,004
Morgan Stanley FRN 0.454% 3/13/12	2,750,000	2,764,055
Morgan Stanley 4.200% 11/20/14	4,085,000	4,139,531
Morgan Stanley 5.450% 1/09/17	1,526,000	1,579,264
SLM Corp. 5.000% 10/01/13	2,129,000	1,947,871
TD Ameritrade Holding Corp. (e) 4.150% 12/01/14	510,000	512,326
Textron Financial Corp. (e) 5.125% 11/01/10	3,540,000	3,603,362
Virgin Media Secured Finance PLC (b) 6.500% 1/15/18	2,680,000	2,636,450
		85,320,854
Electric – 2.8%
Allegheny Energy Supply (b) 8.250% 4/15/12	2,116,000	2,348,739
Ameren Corp. (e) 8.875% 5/15/14	1,985,000	2,306,423
Carolina Power & Light Co. 6.125% 9/15/33	37,000	39,484
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	610,000	705,820
CMS Energy Corp. 6.250% 2/01/20	1,055,000	1,050,432
CMS Energy Corp. 8.500% 4/15/11	3,370,000	3,575,482
Entergy Gulf States, Inc. (e) 5.250% 8/01/15	507,000	507,879
Kansas Gas & Electric Co. 5.647% 3/29/21	1,537,597	1,557,940
Kiowa Power Partners LLC (b) 4.811% 12/30/13	806,181	819,434
MidAmerican Energy Co. 5.125% 1/15/13	69,000	74,900
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	1,577,246	1,616,677
Monongahela Power 6.700% 6/15/14	1,667,000	1,824,073
Nevada Power Co. Series L 5.875% 1/15/15	2,193,000	2,390,537

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nevada Power Co. Series N 6.650% 4/01/36	$1,000,000	$1,077,105
NRG Energy, Inc. 8.500% 6/15/19	1,175,000	1,180,875
Oncor Electric Delivery Co. 6.800% 9/01/18	955,000	1,073,032
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	156,327
PPL Energy Supply LLC 6.300% 7/15/13	1,900,000	2,073,440
Progress Energy, Inc. 7.100% 3/01/11	79,216	83,773
Tenaska Oklahoma (b) 6.528% 12/30/14	1,105,721	1,001,219
TransAlta Corp. (e) 5.750% 12/15/13	4,496,000	4,855,455
TransAlta Corp. 6.650% 5/15/18	800,000	866,606
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	1,527,288	1,580,189
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,480,536
		34,246,377
Electrical Components & Equipment – 0.2%
Anixter Inc. (e) 5.950% 3/01/15	2,800,000	2,649,500
Electronics – 0.2%
Arrow Electronics, Inc. (e) 6.000% 4/01/20	2,470,000	2,533,998
Entertainment – 0.1%
International Game Technology 7.500% 6/15/19	820,000	922,097
Environmental Controls – 0.8%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	3,024,000	3,147,948
Allied Waste North America, Inc. (e) 6.500% 11/15/10	5,270,000	5,506,154
Republic Services, Inc. (b) (e) 5.250% 11/15/21	795,000	803,363
Republic Services, Inc. 6.750% 8/15/11	78,000	84,383
		9,541,848
Foods – 0.5%
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,116,643
Conagra, Inc. 6.750% 9/15/11	13,248	14,385
Kellogg Co. (e) 5.125% 12/03/12	2,700,000	2,948,708
The Kroger Co. 7.500% 1/15/14	830,000	962,986
Sara Lee Corp. 3.875% 6/15/13	749,000	773,511
		5,816,233
Forest Products & Paper – 0.7%
International Paper Co. 7.300% 11/15/39	820,000	884,182
International Paper Co. 9.375% 5/15/19	1,450,000	1,815,474
The Mead Corp. 7.550% 3/01/47	1,520,000	1,481,166
Rock-Tenn Co. 5.625% 3/15/13	505,000	516,363
Rock-Tenn Co. 8.200% 8/15/11	1,891,000	1,990,277
Rock-Tenn Co. 9.250% 3/15/16	530,000	576,375
Verso Paper Holdings LLC (b) 11.500% 7/01/14	700,000	752,500
		8,016,337
Gas – 0.3%
Northern Natural Gas Co. (b) 7.000% 6/01/11	709,000	762,108
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	1,573,000	1,590,902
Southwest Gas Corp. 8.375% 2/15/11	1,133,000	1,203,413
		3,556,423
Health Care — Products – 0.5%
Beckman Coulter, Inc. 6.000% 6/01/15	1,010,000	1,118,725
Beckman Coulter, Inc. 7.000% 6/01/19	805,000	926,375
Boston Scientific Corp. 4.500% 1/15/15	1,880,000	1,893,923
Boston Scientific Corp. 5.450% 6/15/14	91,000	95,639
Boston Scientific Corp. 6.000% 1/15/20	950,000	959,758
Boston Scientific Corp. 7.375% 1/15/40	485,000	516,462
Covidien International Finance SA 6.550% 10/15/37	95,000	107,938
		5,618,820
Health Care — Services – 0.5%
HCA, Inc. (b) 7.875% 2/15/20	1,775,000	1,823,812
HCA, Inc. (b) 8.500% 4/15/19	1,740,000	1,840,050
Roche Holdings, Inc. (b) 5.000% 3/01/14	1,205,000	1,303,562
Roche Holdings, Inc. (b) 6.000% 3/01/19	370,000	408,650
Roche Holdings, Inc. (b) 7.000% 3/01/39	250,000	303,671
		5,679,745
Holding Company — Diversified – 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	1,220,000	1,237,083
Leucadia National Corp. 7.000% 8/15/13	636,000	647,130
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,903,440
		3,787,653
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	476,000	478,715
Toro Co. 7.800% 6/15/27	773,000	757,799
Whirlpool Corp. 8.600% 5/01/14	460,000	530,967
		1,767,481
Insurance – 1.0%
Aflac, Inc. (e) 8.500% 5/15/19	585,000	685,103
The Allstate Corp. 7.450% 5/16/19	200,000	233,485
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	835,000	839,824

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CNA Financial Corp. 7.350% 11/15/19	$1,000,000	$1,047,734
Lincoln National Corp. 6.300% 10/09/37	1,245,000	1,191,552
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,640,614
MetLife, Inc. Series A 6.817% 8/15/18	2,035,000	2,317,932
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	739,860
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,199,451
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,144,327
		12,039,882
Investment Companies – 0.1%
Xstrata Finance Canada (b) 5.800% 11/15/16	1,023,000	1,080,701
Iron & Steel – 1.4%
AK Steel Corp. 7.750% 6/15/12	1,430,000	1,437,150
ArcelorMittal (e) 7.000% 10/15/39	1,065,000	1,092,147
ArcelorMittal (e) 9.000% 2/15/15	3,080,000	3,727,610
Gerdau Holdings, Inc. (b) (e) 7.000% 1/20/20	2,255,000	2,266,275
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,612,520
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,375,000	1,270,723
Steel Dynamics, Inc. 7.375% 11/01/12	3,975,000	4,064,437
		16,470,862
Lodging – 0.5%
Marriott International, Inc. (e) 6.200% 6/15/16	4,038,000	4,258,261
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	165,000	169,744
Starwood Hotels & Resorts Worldwide, Inc. 7.150% 12/01/19	2,000,000	1,990,000
		6,418,005
Machinery — Diversified – 0.5%
Briggs & Stratton Corp. (e) 8.875% 3/15/11	2,938,000	3,092,245
Roper Industries, Inc. 6.625% 8/15/13	2,355,000	2,594,821
		5,687,066
Manufacturing – 0.7%
Bombardier, Inc. (b) 6.750% 5/01/12	1,156,000	1,203,685
General Electric Co. 5.250% 12/06/17	1,145,000	1,195,719
Illinois Tool Works, Inc. 5.150% 4/01/14	1,450,000	1,603,330
Ingersoll-Rand Global Holding Co. Ltd. (e) 6.875% 8/15/18	960,000	1,079,516
Tyco Electronics Group SA 6.000% 10/01/12	1,215,000	1,317,236
Tyco Electronics Group SA 6.550% 10/01/17	1,100,000	1,195,727
Tyco International Finance SA 8.500% 1/15/19	800,000	1,003,382
		8,598,595
Media – 2.3%
CBS Corp. (e) 6.625% 5/15/11	3,558,000	3,744,493
CBS Corp. 7.875% 7/30/30	970,000	1,063,877
Comcast Cable Communications Holdings, Inc. 8.375% 3/15/13	121,000	140,564
Comcast Cable Communications Holdings, Inc. 9.800% 2/01/12	155,000	176,537
Comcast Corp. 5.500% 3/15/11	1,142,000	1,196,160
Cox Communications, Inc. 6.750% 3/15/11	196,000	207,288
Echostar DBS Corp. 7.125% 2/01/16	2,284,000	2,289,710
McGraw-Hill Cos., Inc. 5.375% 11/15/12	2,500,000	2,711,183
News America, Inc. (b) 6.900% 8/15/39	1,250,000	1,383,416
Rogers Cable, Inc. (e) 7.875% 5/01/12	2,398,000	2,699,939
Rogers Communications, Inc. 5.500% 3/15/14	822,000	892,431
Rogers Communications, Inc. 7.500% 8/15/38	510,000	601,432
Scholastic Corp. 5.000% 4/15/13	1,749,000	1,648,433
Thomson Corp. (e) 5.700% 10/01/14	1,545,000	1,717,453
Thomson Corp. 6.200% 1/05/12	1,959,000	2,121,491
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	694,333
Time Warner Cable, Inc. 7.500% 4/01/14	1,345,000	1,570,967
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	283,083
Time Warner Cable, Inc. 8.750% 2/14/19	1,345,000	1,663,761
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,328,148
		28,134,699
Mining – 0.6%
Teck Resources Ltd. 9.750% 5/15/14	1,000,000	1,142,500
Teck Resources Ltd. 10.250% 5/15/16	1,700,000	1,942,250
Teck Resources Ltd. 10.750% 5/15/19	1,100,000	1,295,250
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,725,824
Vale Overseas Ltd. 6.875% 11/10/39	660,000	673,947
		6,779,771
Office Equipment/Supplies – 0.3%
Xerox Corp. 4.250% 2/15/15	800,000	814,213
Xerox Corp. 5.500% 5/15/12	1,175,000	1,252,982
Xerox Corp. 5.625% 12/15/19	1,300,000	1,344,263

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Xerox Corp. 8.250% 5/15/14	$260,000	$305,787
		3,717,245
Office Furnishings – 0.4%
Herman Miller, Inc. 7.125% 3/15/11	2,259,000	2,259,418
Steelcase, Inc. 6.500% 8/15/11	2,470,000	2,499,761
		4,759,179
Oil & Gas – 1.8%
Devon Energy Corp. 6.300% 1/15/19	660,000	739,482
Mobil Corp. (e) 8.625% 8/15/21	201,000	277,083
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	1,520,000	1,698,600
Motiva Enterprises LLC (b) 5.750% 1/15/20	1,285,000	1,349,610
Motiva Enterprises LLC (b) 6.850% 1/15/40	945,000	1,019,942
Newfield Exploration Co. 6.875% 2/01/20	3,470,000	3,461,325
Newfield Exploration Co. 7.625% 3/01/11	987,000	1,035,116
Noble Holding International Ltd. 7.375% 3/15/14	2,365,000	2,697,999
Pemex Project Funding Master Trust 6.625% 6/15/38	1,092,000	1,010,221
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,304,033
The Premcor Refining Group, Inc. 6.750% 5/01/14	1,105,000	1,136,071
Tesoro Corp. 6.500% 6/01/17	1,100,000	1,047,750
Transocean, Inc., Convertible 1.500% 12/15/37	1,300,000	1,246,375
XTO Energy, Inc. (e) 4.900% 2/01/14	3,746,000	4,061,990
		22,085,597
Oil & Gas Services – 0.2%
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	1,625,000	1,343,225
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	1,009,000	961,073
		2,304,298
Packaging & Containers – 0.5%
Ball Corp. 7.125% 9/01/16	1,320,000	1,376,100
Packaging Corp. of America 5.750% 8/01/13	1,050,000	1,133,651
Pactiv Corp. 5.875% 7/15/12	1,140,000	1,224,433
Pactiv Corp. 6.400% 1/15/18	1,025,000	1,089,979
Sealed Air Corp. (b) 5.625% 7/15/13	925,000	952,854
Sealed Air Corp. (b) 6.875% 7/15/33	717,000	681,448
		6,458,465
Pharmaceuticals – 0.0%
Abbott Laboratories 5.600% 11/30/17	200,000	221,620
Pipelines – 2.9%
Alliance Pipeline LP (b) (e) 6.996% 12/31/19	947,445	1,033,995
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	949,187
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,050,000	1,134,770
DCP Midstream LLC (b) 9.750% 3/15/19	1,340,000	1,709,555
Duke Energy Field Services Corp. (e) 7.875% 8/16/10	921,000	955,000
Enbridge, Inc. (e) 5.800% 6/15/14	4,010,000	4,447,451
Enogex LLC (b) 6.875% 7/15/14	3,300,000	3,549,737
Enterprise Products Operating LP 7.500% 2/01/11	735,000	776,526
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	868,000	912,418
Kern River Funding Corp. (b) 4.893% 4/30/18	2,550,795	2,566,096
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	741,187
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	594,077
Kinder Morgan Energy Partners LP 6.950% 1/15/38	2,160,000	2,376,838
Kinder Morgan Energy Partners LP 7.125% 3/15/12	59,000	65,345
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,254,120
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	585,000	611,678
Plains All American Pipeline Co. 5.625% 12/15/13	2,197,000	2,376,956
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	1,945,000	2,137,065
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	1,280,000	1,450,967
Southern Natural Gas Co. (b) 5.900% 4/01/17	1,345,000	1,420,406
Texas Eastern Transmission LP (b) 6.000% 9/15/17	850,000	931,757
Trans-Canada PipeLines Ltd. 6.200% 10/15/37	840,000	879,043
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	1,830,000	2,102,278
		34,976,452
Real Estate – 0.1%
Brookfield Asset Management, Inc. 7.125% 6/15/12	685,000	731,238
Real Estate Investment Trusts (REITS) – 0.2%
Mack-Cali Realty LP 5.250% 1/15/12	740,000	763,172
Senior Housing Properties Trust 8.625% 1/15/12	457,000	474,137
Simon Property Group LP 4.200% 2/01/15	275,000	279,431

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Simon Property Group LP 5.650% 2/01/20	$830,000	$830,603
		2,347,343
Retail – 0.4%
CVS Caremark Corp. 6.125% 9/15/39	895,000	885,869
J.C. Penney Corp., Inc. 7.950% 4/01/17	649,000	704,165
Lowe's Cos., Inc. 5.600% 9/15/12	1,350,000	1,504,967
McDonald's Corp. 6.300% 10/15/37	645,000	708,097
Nordstrom, Inc. 6.750% 6/01/14	480,000	543,557
Sears Roebuck Acceptance Corp. 6.750% 8/15/11	167,216	169,724
		4,516,379
Savings & Loans – 0.3%
Glencore Funding LLC (b) 6.000% 4/15/14	2,330,000	2,412,738
Targeted Return Index Securities Trust (Acquired 1/16/02, Cost $1,899,624) VRN (b) (c) 6.814% 1/15/12	1,670,784	1,768,943
Washington Mutual Bank (e) (f) 5.650% 8/15/14	4,038,000	20,190
		4,201,871
Software – 0.5%
CA, Inc. 5.375% 12/01/19	530,000	543,566
Fiserv, Inc. (e) 6.125% 11/20/12	4,565,000	5,052,670
Oracle Corp. 6.125% 7/08/39	565,000	599,879
		6,196,115
Telecommunications – 2.3%
AT&T, Inc. (e) 6.500% 9/01/37	1,485,000	1,555,953
British Telecom PLC STEP (e) 9.625% 12/15/30	1,050,000	1,344,647
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	2,365,000	2,753,579
CenturyTel, Inc. 5.500% 4/01/13	1,225,000	1,293,180
CenturyTel, Inc. 6.150% 9/15/19	760,000	790,184
Cisco Systems, Inc. 5.500% 1/15/40	1,645,000	1,584,244
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	373,320
Embarq Corp. 7.082% 6/01/16	561,000	622,741
Embarq Corp. 7.995% 6/01/36	1,225,000	1,345,561
Nokia Corp. 5.375% 5/15/19	960,000	1,003,813
Qwest Corp. (e) 7.875% 9/01/11	3,715,000	3,891,463
Qwest Corp. (e) 8.875% 3/15/12	3,696,000	3,968,580
Rogers Communications, Inc. 6.375% 3/01/14	1,553,000	1,739,546
Telecom Italia Capital 6.000% 9/30/34	153,000	145,299
Telecom Italia Capital 6.175% 6/18/14	1,825,000	2,001,335
Verizon Global Funding Corp. 4.375% 6/01/13	840,000	896,372
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,176,421
Verizon Virginia, Inc., Series A 4.625% 3/15/13	46,000	48,602
Windstream Corp. (b) 7.875% 11/01/17	1,610,000	1,589,875
		28,124,715
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	1,306,000	1,384,360
Transportation – 0.4%
Burlington Northern Santa Fe Corp. (e) 6.750% 3/15/29	1,053,000	1,172,773
Canadian National Railway Co. 5.850% 11/15/17	725,000	796,652
Canadian National Railway Co. (e) 6.375% 11/15/37	1,070,000	1,209,389
CSX Corp. 7.250% 5/01/27	733,000	834,787
Federal Express Corp. 7.500% 7/15/19	68,066	73,956
Norfolk Southern Corp. 7.250% 2/15/31	110,000	132,411
		4,219,968
Trucking & Leasing – 0.6%
GATX Corp. 8.750% 5/15/14	2,385,000	2,728,845
TTX Co. (b) (e) 4.500% 12/15/10	4,805,000	4,808,945
		7,537,790
TOTAL CORPORATE DEBT (Cost $444,177,992)		467,079,757
MUNICIPAL OBLIGATIONS – 0.4%
North Texas Tollway Authority 6.718% 1/01/49	3,400,000	3,620,796
State of California 5.950% 4/01/16	895,000	925,698
State of California 7.550% 4/01/39	505,000	495,663
		5,042,157
TOTAL MUNICIPAL OBLIGATIONS (Cost $4,811,477)		5,042,157
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 9.0%
Automobile ABS – 0.2%
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.283% 3/15/11	393,459	393,379
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	1,778,328	1,792,213
		2,185,592
Commercial MBS – 5.3%
280 Park Ave Trust (b) 6.148% 2/03/16	475,898	489,669

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (e) 5.744% 7/10/17	$4,775,000	$4,316,025
Banc of America Large Loan, Series 2001-FMA, Class A2 (b) 6.490% 12/13/16	1,404,000	1,454,986
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	3,850,000	3,836,839
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,975,000	1,944,927
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (e) 5.205% 2/11/44	5,025,000	5,115,254
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 (e) 5.330% 1/12/45	3,125,000	3,188,689
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN (e) 5.694% 6/11/50	2,200,000	1,998,943
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	3,250,000	2,979,271
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A (e) 5.237% 12/11/49	3,425,000	3,485,261
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN (e) 5.816% 12/10/49	3,570,000	3,242,757
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	2,500,000	2,540,392
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) (e) 6.216% 1/15/18	4,500,000	2,010,921
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.236% 5/15/41	4,200,000	4,162,597
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 (e) 5.429% 12/12/43	3,000,000	2,951,725
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN (e) 5.172% 12/12/49	3,050,000	2,779,395
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (e) 5.610% 4/15/49	5,225,000	5,356,588
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	2,775,000	2,579,568
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN (e) 6.072% 8/15/39	1,500,000	1,635,073
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 (e) 5.509% 4/15/47	4,525,000	3,745,282
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (e) 5.856% 7/15/12	4,470,000	4,614,929
		64,429,091
Home Equity ABS – 0.3%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.591% 7/25/35	1,750,000	1,505,799
Bear Stearns Asset Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.821% 12/25/34	774,121	672,138
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.831% 2/25/35	1,620,996	1,347,947
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	10,444	10,251
		3,536,135
Student Loans ABS – 1.9%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.511% 12/27/16	868,614	868,302
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $2,323,970), Series 2005-2A, Class 2B1 FRN (b) (c) (e) 1.254% 9/20/10	2,284,000	2,278,290
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.331% 5/25/36	864,993	792,032
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.261% 3/28/17	3,009,211	2,987,858

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Community Program Loan Trust, Series 1987-A, Class A4 4.500% 10/01/18	$257,702	$258,955
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 1.090% 2/25/39	375,000	332,344
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (b) (c) (e) 0.853% 6/20/14	5,000,000	2,495,042
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $1,351,687), Series 2005-1A, Class B2 FRN (b) (c) 2.853% 9/20/10	1,350,000	1,334,893
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $1,769,688), Series 2005-1A, Class A7 FRN (b) (c) 2.253% 9/20/10	1,750,000	1,745,608
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.229% 4/25/14	663,638	663,285
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.649% 7/27/20	2,898,604	2,891,358
SLM Student Loan Trust, Series 2003-2, Class A8 FRN 1.120% 9/15/28	855,000	820,800
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.745% 12/15/16	1,400,000	1,397,471
SLM Student Loan Trust, Series 2003-5, Class A6 FRN 1.900% 6/17/30	1,250,000	1,174,222
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.050% 9/15/28	2,200,000	2,035,000
SLM Student Loan Trust, Series 2003-2, Class A9 FRN (e) 4.380% 9/15/28	1,175,000	1,092,750
		23,168,210
WL Collateral CMO – 1.3%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN (e) 0.311% 7/20/36	1,256,126	1,154,298
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN (e) 3.925% 8/25/34	1,196,306	1,062,905
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.763% 9/25/33	139,698	105,441
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.539% 2/25/34	211,685	161,951
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.749% 8/25/34	294,249	255,771
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.423% 1/19/38	3,337,333	1,795,811
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN (e) 0.341% 5/25/37	3,377,032	1,779,386
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.711% 8/25/34	520,589	334,911
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.481% 8/25/36	1,168,366	726,392
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.666% 2/25/34	90,468	78,842
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.776% 7/25/33	28,713	25,743
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 3.403% 2/25/34	4,576	3,627
Morgan Stanley Reremic Trust 3.000% 7/17/56	2,510,660	2,475,762
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.411% 6/25/46	6,145,760	2,085,034
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.421% 4/25/46	3,987,740	1,928,592
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 3.670% 3/25/34	376,713	320,221
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	605,297	502,137
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.881% 4/25/44	1,012,539	533,296
		15,330,120

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.926% 6/25/32	$341,075	$282,555
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $124,270,398)		108,931,703
SOVEREIGN DEBT OBLIGATIONS – 0.5%
Brazilian Government International Bond 5.875% 1/15/19	2,243,000	2,338,327
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,313,063
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,357,902
Republic of Brazil International Bond 5.625% 1/07/41	1,125,000	1,023,750
		6,033,042
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,720,197)		6,033,042
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 33.5%
Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	1,227,766	1,364,014
Federal National Mortgage Association Series 1989-20, Class A 6.750% 4/25/18	815,380	875,452
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	809,119	912,462
		3,151,928
Pass-Through Securities – 33.3%
Federal Home Loan Mortgage Corp.
Pool #G18090 5.500% 12/01/20	3,353,909	3,617,375
Pool #J00668 5.500% 12/01/20	6,528,063	7,040,873
Pool #J00901 5.500% 12/01/20	866,709	934,793
Pool #J00890 5.500% 1/01/21	5,969,288	6,445,665
Pool #J01241 5.500% 3/01/21	6,996,024	7,545,594
Pool #C01283 5.500% 11/01/31	16,865	17,958
Pool #G01563 5.500% 6/01/33	3,156,675	3,360,379
Pool #E84025 6.000% 6/01/16	421,448	456,666
Pool #G11431 6.000% 2/01/18	48,615	52,826
Pool #G11122 6.500% 5/01/16	296,229	320,090
Pool #E84580 6.500% 7/01/16	154,564	168,530
Pool #E84660 6.500% 7/01/16	9,983	10,874
Pool #E84450 6.500% 7/01/16	49,583	53,930
Pool #E90508 6.500% 7/01/17	137,596	149,861
Pool #C00836 7.000% 7/01/29	55,662	61,701
Pool #C35095 7.000% 1/01/30	30,969	34,319
Pool #C49314 7.000% 4/01/31	8,780	9,733
Pool #C51422 7.000% 5/01/31	7,433	8,241
Pool #C51550 7.000% 5/01/31	5,473	6,060
Pool #C53034 7.000% 6/01/31	16,905	18,752
Pool #C53267 7.000% 6/01/31	7,341	8,111
Pool #E00856 7.000% 9/01/31	313,498	347,351
Pool #G01317 7.000% 10/01/31	222,467	246,481
Pool #E00856 7.500% 6/01/15	38,975	42,284
Pool #G00143 7.500% 6/01/23	4,056	4,470
Pool #C55867 7.500% 2/01/30	113,262	125,334
Pool #C37986 7.500% 5/01/30	4,953	5,478
Pool #C39755 7.500% 6/01/30	1,156	1,278
Pool #C40675 7.500% 7/01/30	470	520
Pool #C41253 7.500% 8/01/30	648	717
Pool #C42446 7.500% 9/01/30	4,030	4,458
Pool #C42538 7.500% 9/01/30	7,002	7,742
Pool #C41497 7.500% 9/01/30	276	305
Pool #C42340 7.500% 9/01/30	434	481
Pool #C42427 7.500% 9/01/30	2,337	2,584
Pool #C43930 7.500% 10/01/30	15,117	16,734
Pool #C43962 7.500% 10/01/30	17,571	19,438
Pool #C44509 7.500% 11/01/30	17,209	19,053
Pool #C44732 7.500% 11/01/30	3,861	4,187
Pool #C44830 7.500% 11/01/30	418	463
Pool #C45304 7.500% 12/01/30	645	714
Pool #C45235 7.500% 12/01/30	164,505	182,013
Pool #C46038 7.500% 12/01/30	2,364	2,615
Pool #C01116 7.500% 1/01/31	5,835	6,454
Pool #C46309 7.500% 1/01/31	2,302	2,547
Pool #C46560 7.500% 1/01/31	789	872
Pool #C46566 7.500% 1/01/31	10,089	11,170
Pool #C46810 7.500% 1/01/31	2,223	2,460
Pool #C47063 7.500% 1/01/31	12,535	13,863
Pool #C47060 7.500% 1/01/31	2,341	2,589
Pool #E00842 8.000% 3/01/15	123,763	135,759
Pool #E00843 8.000% 4/01/15	51,684	56,598
Pool #E00852 8.000% 5/01/15	33,613	36,958
Pool #E80782 8.000% 7/01/15	7,608	8,402
Pool #E80998 8.000% 7/01/15	19,951	21,901
Pool #E81091 8.000% 7/01/15	20,797	22,965
Pool #E81151 8.000% 8/01/15	59,713	65,995
Pool #555481 8.250% 5/01/17	15,249	16,910
Pool #G00653 8.500% 11/01/25	63,937	72,328

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #554904 9.000% 3/01/17	$792	$886
Federal National Mortgage Association
Pool #775539 3.770% 5/01/34	1,928,568	1,994,876
Pool #725692 3.918% 10/01/33	1,703,254	1,752,775
Pool #888586 3.962% 10/01/34	3,551,602	3,667,718
Pool #675713 5.000% 3/01/18	51,690	55,282
Pool #626582 5.500% 3/01/17	10,316	11,127
Pool #637812 5.500% 4/01/17	5,880	6,342
Pool #674149 5.500% 11/01/17	71,107	76,993
Pool #684173 5.500% 2/01/18	34,703	37,575
Pool #813926 5.500% 11/01/20	5,089,257	5,500,174
Pool #844564 5.500% 12/01/20	5,094,449	5,498,621
Pool #848808 5.500% 1/01/21	5,712,544	6,165,754
Pool #888468 5.500% 9/01/21	15,110,275	16,309,062
Pool #555880 5.500% 11/01/33	212,183	225,693
Pool #757830 5.500% 6/01/35	586,874	626,350
Pool #824651 5.500% 7/01/35	806,836	860,982
Pool #825868 5.500% 8/01/35	1,554,210	1,658,512
Pool #833387 5.500% 9/01/35	3,421,783	3,651,417
Pool #832632 5.500% 9/01/35	4,120,932	4,397,486
Pool #832682 5.500% 9/01/35	4,400,450	4,695,761
Pool #832739 5.500% 9/01/35	4,826,197	5,150,081
Pool #832787 5.500% 9/01/35	8,903,830	9,501,361
Pool #832866 5.500% 9/01/35	3,834,975	4,092,338
Pool #832972 5.500% 9/01/35	2,074,640	2,213,868
Pool #522294 5.625% 7/15/37 (e)	10,500,000	11,314,537
Pool #346537 6.000% 5/01/11	4,739	5,110
Pool #545636 6.500% 5/01/17	356,645	387,746
Pool #524355 7.000% 12/01/29	159	176
Pool #254379 7.000% 7/01/32	162,392	180,312
Pool #252717 7.500% 9/01/29	12,103	13,404
Pool #535996 7.500% 6/01/31	39,525	43,695
Pool #254009 7.500% 10/01/31	139,085	153,435
Pool #253394 8.000% 7/01/20	69,583	78,297
Pool #323992 8.000% 11/01/29	6,939	7,755
Pool #525725 8.000% 2/01/30	13,901	15,527
Pool #253266 8.000% 5/01/30	18,195	20,339
Pool #537433 8.000% 5/01/30	9,402	10,516
Pool #253347 8.000% 6/01/30	20,454	22,871
Pool #536271 8.000% 6/01/30	13,139	14,699
Pool #544976 8.000% 7/01/30	2,406	2,691
Pool #535428 8.000% 8/01/30	30,387	33,974
Pool #543290 8.000% 9/01/30	71	79
Pool #547786 8.000% 9/01/30	4,699	5,248
Pool #550767 8.000% 9/01/30	26,880	30,046
Pool #553061 8.000% 9/01/30	16,203	18,110
Pool #253481 8.000% 10/01/30	23,805	26,620
Pool #535533 8.000% 10/01/30	19,814	22,153
Pool #560741 8.000% 11/01/30	3,400	3,806
Pool #559450 8.000% 1/01/31	1,349	1,507
Pool #253644 8.000% 2/01/31	9,381	10,491
Pool #581170 8.000% 5/01/31	10,398	11,627
Pool #583916 8.000% 5/01/31	9,623	10,761
Pool #593848 8.000% 7/01/31	1,151	1,288
Pool #190317 8.000% 8/01/31	131,207	146,687
Pool #545240 8.000% 9/01/31	13,881	15,520
Pool #541202 8.500% 8/01/26	173,466	194,848
Government National Mortgage Association
Pool #423828 6.000% 6/15/11	4,889	5,290
Pool #518418 6.000% 8/15/29	75,192	81,298
Pool #404246 6.500% 8/15/28	1,301	1,420
Pool #418295 6.500% 1/15/29	1,077	1,175
Pool #781038 6.500% 5/15/29	249,408	272,307
Pool #527586 6.500% 5/15/31	2,249	2,467
Pool #781468 6.500% 7/15/32	19,806	21,821
Pool #781496 6.500% 9/15/32	97,921	107,426
Pool #363066 7.000% 8/15/23	23,784	26,135
Pool #352049 7.000% 10/15/23	15,373	16,902
Pool #354674 7.000% 10/15/23	16,610	18,249
Pool #358555 7.000% 10/15/23	16,175	17,784
Pool #345964 7.000% 11/15/23	10,640	11,691
Pool #380866 7.000% 3/15/24	2,980	3,271
Pool #781124 7.000% 12/15/29	25,182	27,907
Pool #781319 7.000% 7/15/31	573,254	634,587
Pool #581417 7.000% 7/15/32	160,005	176,824
Pool #588012 7.000% 7/15/32	45,164	49,798
Pool #565982 7.000% 7/15/32	45,737	50,602
Pool #591581 7.000% 8/15/32	12,263	13,499
Pool #307830 7.250% 7/20/21	123,160	135,684
Pool #314265 7.250% 8/20/21	175,503	192,864
Pool #314280 7.250% 9/20/21	46,798	51,257
Pool #316478 7.250% 10/20/21	55,237	60,662
Pool #332232 7.250% 7/20/22	124,960	137,808
Pool #410343 7.500% 6/15/11	6,112	6,348
Pool #398964 7.500% 11/15/11	2,617	2,736
Pool #190766 7.500% 1/15/17	35,380	38,485

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #187548 7.500% 4/15/17	$22,134	$24,091
Pool #203940 7.500% 4/15/17	83,096	90,094
Pool #181168 7.500% 5/15/17	42,367	46,163
Pool #210627 7.500% 5/15/17	7,834	8,539
Pool #201622 7.500% 5/15/17	57,171	62,245
Pool #192796 7.500% 6/15/17	7,578	8,245
Pool #357262 7.500% 9/15/23	12,394	13,639
Pool #432175 8.000% 11/15/26	278	309
Pool #441009 8.000% 11/15/26	2,515	2,791
Pool #522777 8.000% 12/15/29	7,485	8,330
Pool #434719 8.000% 2/15/30	247	274
Pool #523025 8.000% 2/15/30	3,542	3,934
Pool #508661 8.000% 3/15/30	5,511	6,132
Pool #523043 8.000% 3/15/30	389	432
Pool #529134 8.000% 3/15/30	2,150	2,393
Pool #477036 8.000% 4/15/30	1,582	1,760
Pool #503157 8.000% 4/15/30	49,700	55,219
Pool #528714 8.000% 4/15/30	2,262	2,518
Pool #544640 8.000% 11/15/30	64,746	72,062
Pool #531298 8.500% 8/15/30	3,245	3,663
Government National Mortgage Association TBA
Pool #5028 4.500% 12/01/99 (g)	45,336,000	45,934,576
Pool #11081 5.000% 12/01/99 (g)	220,192,000	229,326,533
New Valley Generation IV 4.687% 1/15/22	1,549,543	1,571,985
		402,201,935
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $395,759,762)		405,353,863
U.S. TREASURY OBLIGATIONS – 11.7%
U.S. Treasury Bonds & Notes – 11.7%
U.S. Treasury Bond (e) 4.375% 2/15/38	24,020,000	23,620,293
U.S. Treasury Note 1.875% 4/30/14	375,000	373,154
U.S. Treasury Note 2.500% 3/31/13	9,795,000	10,118,312
U.S. Treasury Note 2.625% 2/29/16	11,780,000	11,669,102
U.S. Treasury Note (e) 3.500% 2/15/18	36,875,000	37,341,697
U.S. Treasury Note (e) 4.250% 8/15/15	33,945,000	36,968,227
U.S. Treasury Note (e) 4.875% 5/31/11	16,815,000	17,802,881
U.S. Treasury Principal Strip (e) 0.010% 2/15/28	7,700,000	3,302,924
		141,196,590
TOTAL U.S. TREASURY OBLIGATIONS (Cost $140,687,317)		141,196,590
TOTAL BONDS & NOTES (Cost $1,115,427,143)		1,133,637,112
TOTAL LONG-TERM INVESTMENTS (Cost $1,116,677,143)		1,134,594,406
SHORT-TERM INVESTMENTS – 28.0%
Commercial Paper – 28.0% (h)
AGL Capital Corp. (b) 0.240% 2/17/10	12,000,000	11,998,560
AGL Capital Corp. (b) 0.300% 2/12/10	10,000,000	9,998,917
Block Financial LLC (b) 0.320% 2/22/10	1,100,000	1,099,775
Block Financial LLC (b) 0.450% 2/08/10	28,950,000	28,946,743
BMW US Capital LLC (b) 0.250% 2/05/10	10,000,000	9,999,583
BMW US Capital LLC (b) 0.300% 2/11/10	10,700,000	10,698,930
Citigroup Funding, Inc. 0.220% 4/06/10	17,475,000	17,467,952
Comcast Corp. (b) 0.210% 2/05/10	8,300,000	8,299,709
Devon Energy Corp. (b) 0.200% 3/10/10	11,450,000	11,447,519
Devon Energy Corp. (b) 0.280% 3/03/10	9,400,000	9,397,660
Duke Energy Corp. (b) 0.220% 2/25/10	12,000,000	11,998,093
Eaton Corp. (b) 0.270% 2/01/10	11,550,000	11,549,827
Eaton Corp. (b) 0.300% 2/09/10	10,050,000	10,049,162
Elsevier Financial SA (b) 0.320% 2/16/10	10,000,000	9,998,489
Elsevier Financial SA (b) 0.320% 2/24/10	13,000,000	12,997,111
Equifax, Inc. (b) 0.200% 3/01/10	1,000,000	999,833
Export-import Bank 0.300% 2/26/10	9,000,000	8,997,975
H.J. Heinz Finance Co. (b) 0.250% 3/03/10	5,000,000	4,998,889
H.J. Heinz Finance Co. (b) 0.320% 2/10/10	6,395,000	6,394,375
H.J. Heinz Finance Co. (b) 0.350% 2/10/10	5,000,000	4,999,465
Kraft Foods, Inc. 0.220% 3/02/10	10,000,000	9,998,106
Kraft Foods, Inc. 0.250% 2/22/10	5,400,000	5,399,138
Lincoln National Corp. (b) 0.280% 2/03/10	10,000,000	9,999,689
Lincoln National Corp. (b) 0.290% 4/05/10	7,500,000	7,496,073
OGE Energy Corp. (b) 0.190% 2/03/10	10,000,000	9,999,789
OGE Energy Corp. (b) 0.200% 2/09/10	4,775,000	4,774,735
Precision Castparts Corp. (b) 0.220% 2/26/10	10,500,000	10,498,267
Public Service Co. of Colorado 0.250% 2/16/10	3,600,000	3,599,575
Public Service Entertainment Group (b) 0.220% 2/23/10	8,000,000	7,998,827
Reed Elsevier, Inc. (b) 0.220% 2/12/10	5,175,000	5,174,589

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Royal Bank of Scotland Group (b) 0.240% 5/26/10	$8,500,000	$8,493,427
Safeway, Inc. 0.260% 2/19/10	2,950,000	2,949,574
Societe Generale North America, Inc. 0.230% 4/01/10	11,075,000	11,070,684
Vulcan Materials Co. (b) 0.200% 2/18/10	10,000,000	9,998,944
Vulcan Materials Co. (b) 0.260% 2/12/10	13,500,000	13,498,732
WellPoint, Inc. (b) 0.200% 2/11/10	11,300,000	11,299,247
WellPoint, Inc. (b) 0.220% 2/22/10	3,900,000	3,899,452
		338,487,415
Time Deposits – 0.0%
Euro Time Deposit 0.010% 2/01/10	18,482	18,482
TOTAL SHORT-TERM INVESTMENTS (Cost $338,505,897)		338,505,897
TOTAL INVESTMENTS – 121.9% (Cost $1,455,183,040) (i)		1,473,100,303
Other Assets/ (Liabilities) – (21.9)%		(264,770,855)
NET ASSETS – 100.0%		$1,208,329,448

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to a value of $366,968,233 or 30.37% of net assets.
(c)	Restricted security. (Note 2).
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At January 31, 2010, these securities amounted to a value of $126,926 or 0.01% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed delivery or forward commitments. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.2%
COMMON STOCK – 0.0%
Telecommunications – 0.0%
Manitoba Telecom Services	1,709	$54,103
TOTAL COMMON STOCK (Cost $57,593)		54,103
PREFERRED STOCK – 0.2%
Investment Companies – 0.2%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $750,000) (a) (b) (c) (d)	7,500	574,377
TOTAL PREFERRED STOCK (Cost $750,000)		574,377
TOTAL EQUITIES (Cost $807,593)		628,480
	Principal Amount
BONDS & NOTES – 96.9%
CORPORATE DEBT – 42.7%
Advertising – 0.0%
Interpublic Group of Companies, Inc. 10.000% 7/15/17	$50,000	55,250
Aerospace & Defense – 0.7%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	355,000	390,727
General Dynamics Corp. 5.250% 2/01/14	565,000	623,490
Goodrich Corp. 6.125% 3/01/19	160,000	176,809
L-3 Communications Corp. 6.125% 7/15/13	215,000	217,150
Lockheed Martin Corp. 5.500% 11/15/39	345,000	341,974
Vought Aircraft Industries, Inc. 8.000% 7/15/11	250,000	248,125
		1,998,275
Apparel – 0.1%
Hanesbrands, Inc. 8.000% 12/15/16	75,000	76,875
Levi Strauss & Co. 9.750% 1/15/15	135,000	141,075
		217,950
Auto Manufacturers – 0.1%
Navistar International Corp. 8.250% 11/01/21	240,000	242,400
Auto Parts & Equipment – 0.1%
Affinia Group, Inc. 9.000% 11/30/14	305,000	299,662
Automotive & Parts – 0.3%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	300,000	260,250
The Goodyear Tire & Rubber Co. 10.500% 5/15/16	250,000	271,250
Tenneco, Inc. 8.625% 11/15/14	150,000	147,750
Titan International, Inc. 8.000% 1/15/12	70,000	69,650
		748,900
Banks – 2.7%
Bank of America Corp. (e) 2.100% 4/30/12	1,250,000	1,274,513
Bank of America Corp. (e) 4.250% 10/01/10	205,000	209,632
Bank of America Corp. (e) 6.000% 9/01/17	680,000	705,422
Barclays Bank PLC (e) 5.200% 7/10/14	920,000	983,902
Barclays Bank PLC 6.750% 5/22/19	335,000	374,049
Capital One Financial Corp. 7.375% 5/23/14	240,000	274,719
Credit Suisse AG 5.400% 1/14/20	475,000	474,368
Credit Suisse New York 5.500% 5/01/14	190,000	207,696
GMAC, Inc. 6.750% 12/01/14	475,000	461,938
HSBC Finance Corp. (e) 6.375% 10/15/11	595,000	636,022
HSBC Holdings PLC (e) 6.500% 9/15/37	525,000	549,223
ICICI Bank Ltd. (b) 5.500% 3/25/15	475,000	480,088
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	375,000	384,803
Wachovia Bank NA (e) 6.600% 1/15/38	450,000	476,273
Wells Fargo & Co. 4.875% 1/12/11	215,000	223,706
Wells Fargo & Co. 5.625% 12/11/17	335,000	352,148
		8,068,502
Beverages – 0.8%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	60,000	62,695
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	215,000	225,891
Anheuser-Busch InBev Worldwide, Inc. (b) 8.200% 1/15/39	305,000	393,563
Diageo Finance BV (e) 3.875% 4/01/11	915,000	945,298
Foster's Finance Corp. (b) 6.875% 6/15/11	390,000	416,450
Molson Coors Capital Finance ULC 4.850% 9/22/10	450,000	461,916
		2,505,813
Building Materials – 0.5%
CRH America, Inc. (e) 8.125% 7/15/18	610,000	721,112
Masco Corp. 6.125% 10/03/16	250,000	240,719
Owens Corning, Inc. 9.000% 6/15/19	300,000	344,908
Trane US, Inc. 7.625% 2/15/10	90,000	90,159
		1,396,898
Chemicals – 1.4%
Airgas, Inc. 4.500% 9/15/14	345,000	359,428

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Airgas, Inc. (b) 7.125% 10/01/18	$260,000	$273,000
Cytec Industries, Inc. 8.950% 7/01/17	175,000	210,151
The Dow Chemical Co. 7.600% 5/15/14	45,000	51,774
The Dow Chemical Co. 8.550% 5/15/19	300,000	358,776
The Dow Chemical Co. 9.400% 5/15/39	75,000	98,902
Ecolab, Inc. (e) 4.875% 2/15/15	1,720,000	1,861,885
Ecolab, Inc. 6.875% 2/01/11	120,000	126,350
EI du Pont de Nemours & Co. 5.000% 1/15/13	435,000	469,734
Valspar Corp. 7.250% 6/15/19	250,000	284,418
		4,094,418
Coal – 0.1%
Arch Western Finance LLC 6.750% 7/01/13	160,000	158,400
Peabody Energy Corp. 6.875% 3/15/13	225,000	228,094
		386,494
Commercial Services – 0.8%
Donnelley (R.R.) & Sons Co. (e) 4.950% 5/15/10	590,000	593,407
Equifax, Inc. 7.000% 7/01/37	320,000	339,542
ERAC USA Finance LLC (b) 6.700% 6/01/34	225,000	213,454
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	70,000	70,000
Iron Mountain, Inc. 8.375% 8/15/21	25,000	25,938
Iron Mountain, Inc. 8.750% 7/15/18	300,000	312,000
President and Fellows of Harvard 5.625% 10/01/38	450,000	458,028
Ticketmaster Entertainment, Inc. 10.750% 8/01/16	95,000	103,787
United Rentals North America, Inc. 10.875% 6/15/16	100,000	109,125
Valassis Communications, Inc. 8.250% 3/01/15	125,000	124,375
		2,349,656
Computers – 0.3%
Computer Sciences Corp. 5.500% 3/15/13	190,000	206,257
Electronic Data Systems Corp. Series B 6.000% 8/01/13	260,000	293,182
EMC Corp., Convertible 1.750% 12/01/13	350,000	417,812
		917,251
Diversified Financial – 7.5%
American Express Co. 6.150% 8/28/17	270,000	288,256
American Express Co. 7.250% 5/20/14	180,000	205,654
American Express Co. (e) 8.125% 5/20/19	200,000	241,879
American General Finance Corp. (e) 5.900% 9/15/12	1,455,000	1,232,822
American General Finance Corp. 6.500% 9/15/17	450,000	323,808
BlackRock, Inc. 5.000% 12/10/19	230,000	230,181
Boeing Capital Corp. Ltd. 5.800% 1/15/13	135,000	149,372
Cemex Finance LLC (b) 9.500% 12/14/16	250,000	254,375
CIT Group, Inc. 7.000% 5/01/13	38,647	35,265
CIT Group, Inc. 7.000% 5/01/14	57,971	51,884
CIT Group, Inc. 7.000% 5/01/15	57,971	50,435
CIT Group, Inc. 7.000% 5/01/16	96,619	83,092
CIT Group, Inc. 7.000% 5/01/17	135,267	115,315
Citigroup, Inc. 5.500% 10/15/14	260,000	267,799
Citigroup, Inc. (e) 5.500% 2/15/17	655,000	629,788
Citigroup, Inc. 5.875% 5/29/37	430,000	383,299
Citigroup, Inc. 6.375% 8/12/14	520,000	551,790
Citigroup, Inc. 8.125% 7/15/39	250,000	283,492
Eaton Vance Corp. (e) 6.500% 10/02/17	130,000	136,827
Ford Motor Credit Co. LLC 7.500% 8/01/12	120,000	121,568
Ford Motor Credit Co. LLC 8.000% 6/01/14	705,000	715,899
General Electric Capital Corp. FRN (e) 1.187% 12/09/11	1,000,000	1,017,772
General Electric Capital Corp. 2.800% 1/08/13	500,000	500,258
General Electric Capital Corp. 4.250% 12/01/10	245,000	252,549
General Electric Capital Corp. (e) 5.900% 5/13/14	600,000	654,265
General Electric Capital Corp. (e) 6.000% 8/07/19	685,000	709,032
General Electric Capital Corp. (e) 6.875% 1/10/39	920,000	956,073
The Goldman Sachs Group, Inc. 6.125% 2/15/33	400,000	399,254
The Goldman Sachs Group, Inc. (e) 6.150% 4/01/18	1,485,000	1,580,085
The Goldman Sachs Group, Inc. 6.750% 10/01/37	380,000	375,731
Ingersoll-Rand Global Holding Co. 9.500% 4/15/14	320,000	391,414
John Deere Capital Corp. FRN (e) 0.706% 2/26/10	500,000	500,154
JP Morgan Chase & Co. FRN (e) 0.484% 6/15/12	1,200,000	1,206,589
Lazard Group LLC 6.850% 6/15/17	575,000	594,834
Lazard Group LLC 7.125% 5/15/15	455,000	489,540
Merrill Lynch & Co., Inc. (e) 5.450% 2/05/13	2,260,000	2,404,798

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley FRN (e) 0.554% 2/10/12	$1,250,000	$1,258,110
Morgan Stanley 4.200% 11/20/14	870,000	881,614
Morgan Stanley 5.450% 1/09/17	450,000	465,707
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (b) 9.250% 4/01/15	75,000	75,375
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% 4/01/17	130,000	134,225
TD Ameritrade Holding Corp. 4.150% 12/01/14	120,000	120,547
Textron Financial Corp. (e) 5.125% 11/01/10	1,035,000	1,053,525
		22,374,251
Electric – 3.2%
The AES Corp. 8.000% 10/15/17	345,000	347,588
Allegheny Energy Supply (b) 8.250% 4/15/12	295,000	327,447
Ameren Corp. 8.875% 5/15/14	480,000	557,724
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	170,000	196,704
CenterPoint Energy, Inc. Series B 6.850% 6/01/15	475,000	514,276
Elwood Energy LLC 8.159% 7/05/26	429,291	408,363
Energy Future Holdings Corp. (b) 10.000% 1/15/20	35,000	35,963
Entergy Gulf States, Inc. 5.250% 8/01/15	177,000	177,307
Exelon Corp. (e) 4.900% 6/15/15	635,000	666,770
Indianapolis Power & Light (b) 6.300% 7/01/13	160,000	174,987
Intergen NV (b) 9.000% 6/30/17	300,000	306,000
Kansas Gas & Electric Co. 5.647% 3/29/21	287,857	291,665
Kiowa Power Partners LLC (b) 4.811% 12/30/13	155,734	158,294
MidAmerican Funding LLC (e) 6.750% 3/01/11	655,000	682,792
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	389,465	399,201
Monongahela Power 6.700% 6/15/14	250,000	273,556
Nevada Power Co. Series L 5.875% 1/15/15	180,000	196,214
NRG Energy, Inc. 8.500% 6/15/19	250,000	251,250
Oncor Electric Delivery Co. 6.800% 9/01/18	255,000	286,516
PPL Energy Supply LLC 6.300% 7/15/13	500,000	545,642
Tenaska Oklahoma (b) 6.528% 12/30/14	209,573	189,767
TransAlta Corp. (e) 5.750% 12/15/13	1,355,000	1,463,332
TransAlta Corp. 6.650% 5/15/18	115,000	124,575
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	114,318	118,278
Tri-State Generation & Transmission Association Series 2003, Class B (b) 7.144% 7/31/33	185,000	191,134
Wisconsin Public Service Corp. 5.650% 11/01/17	635,000	669,139
		9,554,484
Electrical Components & Equipment – 0.1%
Anixter Inc. 5.950% 3/01/15	310,000	293,337
Anixter, Inc. 10.000% 3/15/14	25,000	27,594
		320,931
Electronics – 0.3%
Arrow Electronics, Inc. 6.000% 4/01/20	700,000	718,137
Viasystems, Inc. (b) 12.000% 1/15/15	105,000	112,350
		830,487
Energy — Alternate Sources – 0.1%
Headwaters, Inc. (b) 11.375% 11/01/14	300,000	315,000
Entertainment – 0.5%
AMC Entertainment, Inc. 8.750% 6/01/19	250,000	258,750
International Game Technology 7.500% 6/15/19	160,000	179,921
Mohegan Tribal Gaming Authority 6.125% 2/15/13	545,000	468,700
Speedway Motorsports, Inc. 8.750% 6/01/16	50,000	53,125
Tunica-Biloxi Gaming Authority (b) 9.000% 11/15/15	565,000	528,275
		1,488,771
Environmental Controls – 0.4%
Allied Waste North America, Inc. (e) 7.250% 3/15/15	625,000	650,000
Republic Services, Inc. (b) 5.250% 11/15/21	180,000	181,893
Republic Services, Inc. 6.750% 8/15/11	440,000	476,005
		1,307,898
Foods – 0.3%
ConAgra Foods, Inc. 7.000% 4/15/19	255,000	295,071
Great Atlantic & Pacific Tea Co. (b) 11.375% 8/01/15	435,000	425,213
Sara Lee Corp. 3.875% 6/15/13	215,000	222,036
		942,320
Forest Products & Paper – 0.4%
International Paper Co. 7.300% 11/15/39	180,000	194,089
International Paper Co. 9.375% 5/15/19	385,000	482,040
The Mead Corp. 7.550% 3/01/47	375,000	365,419

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Newark Group, Inc. (f) 9.750% 3/15/14	$170,000	$90,950
Verso Paper Holdings LLC (b) 11.500% 7/01/14	175,000	188,125
		1,320,623
Gas – 0.2%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	160,000	161,821
Southwest Gas Corp. 8.375% 2/15/11	315,000	334,576
		496,397
Hand & Machine Tools – 0.2%
Black & Decker Corp. 8.950% 4/15/14	235,000	282,462
Kennametal, Inc. 7.200% 6/15/12	410,000	432,243
		714,705
Health Care — Products – 0.6%
Beckman Coulter, Inc. 6.000% 6/01/15	260,000	287,989
Beckman Coulter, Inc. 7.000% 6/01/19	210,000	241,663
Boston Scientific Corp. 4.500% 1/15/15	470,000	473,481
Boston Scientific Corp. 6.000% 1/15/20	240,000	242,465
Boston Scientific Corp. 7.375% 1/15/40	120,000	127,784
Covidien International Finance SA 5.450% 10/15/12	225,000	247,545
Inverness Medical Innovations, Inc. 9.000% 5/15/16	250,000	255,625
		1,876,552
Health Care — Services – 0.7%
Apria Healthcare Group, Inc. (b) 11.250% 11/01/14	80,000	85,600
Apria Healthcare Group, Inc. (b) 12.375% 11/01/14	75,000	80,812
Community Health Systems, Inc. 8.875% 7/15/15	250,000	258,437
HCA, Inc. (b) 8.500% 4/15/19	460,000	486,450
HCA, Inc. 9.250% 11/15/16	210,000	221,550
Roche Holdings, Inc. (b) 5.000% 3/01/14	380,000	411,082
Roche Holdings, Inc. (b) 6.000% 3/01/19	80,000	88,357
Tenet Healthcare Corp. (b) 10.000% 5/01/18	250,000	277,500
Universal Health Services, Inc. 6.750% 11/15/11	150,000	160,615
		2,070,403
Holding Company — Diversified – 0.1%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	310,000	314,341
Kansas City Southern Railway 8.000% 6/01/15	90,000	92,587
		406,928
Household Products – 0.1%
ACCO Brands Corp. (b) 10.625% 3/15/15	105,000	114,975
JohnsonDiversey, Inc. (b) 8.250% 11/15/19	75,000	77,813
		192,788
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	74,000	74,422
Toro Co. 7.800% 6/15/27	170,000	166,657
Whirlpool Corp. 8.600% 5/01/14	120,000	138,513
		379,592
Insurance – 1.0%
Aflac, Inc. 8.500% 5/15/19	150,000	175,668
The Allstate Corp. 7.450% 5/16/19	60,000	70,045
Berkshire Hathaway Finance Corp. 4.850% 1/15/15	225,000	244,944
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	205,000	206,184
CNA Financial Corp. 7.350% 11/15/19	250,000	261,933
Lincoln National Corp. 6.300% 10/09/37	65,000	62,210
Lincoln National Corp. 8.750% 7/01/19	350,000	425,344
MetLife, Inc. Series A 6.817% 8/15/18	535,000	609,383
Principal Financial Group, Inc. (e) 8.875% 5/15/19	175,000	208,831
Prudential Financial, Inc. 3.875% 1/14/15	300,000	302,383
Prudential Financial, Inc. 4.750% 9/17/15	520,000	542,603
		3,109,528
Investment Companies – 0.1%
Xstrata Finance Canada (b) 5.800% 11/15/16	295,000	311,639
Iron & Steel – 1.0%
Allegheny Technologies, Inc. 9.375% 6/01/19	50,000	59,697
ArcelorMittal 7.000% 10/15/39	250,000	256,373
ArcelorMittal (e) 9.000% 2/15/15	815,000	986,364
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	565,000	567,825
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	402,789
Reliance Steel & Aluminum Co. 6.850% 11/15/36	360,000	332,698
Tube City IMS Corp. 9.750% 2/01/15	260,000	257,400
		2,863,146
Leisure Time – 0.2%
Easton-Bell Sports, Inc. (b) 9.750% 12/01/16	380,000	396,150
Sabre Holdings Corp. 8.350% 3/15/16	235,000	219,137
		615,287
Lodging – 0.9%
Boyd Gaming Corp. 6.750% 4/15/14	100,000	92,500
Boyd Gaming Corp. 7.125% 2/01/16	225,000	200,813

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Harrah's Operating Escrow LLC/Harrahs Escrow Corp 11.250% 6/01/17 (b)	$325,000	$345,312
Marriott International, Inc. (e) 6.200% 6/15/16	1,110,000	1,170,547
MGM Mirage 5.875% 2/27/14	360,000	299,700
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	74,000	76,128
Starwood Hotels & Resorts Worldwide, Inc. 7.150% 12/01/19	500,000	497,500
		2,682,500
Machinery — Diversified – 0.4%
Briggs & Stratton Corp. 8.875% 3/15/11	500,000	526,250
Roper Industries, Inc. 6.625% 8/15/13	620,000	683,138
		1,209,388
Manufacturing – 0.8%
General Electric Co. 5.250% 12/06/17	135,000	140,980
Illinois Tool Works, Inc. 5.150% 4/01/14	360,000	398,068
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	280,000	314,859
SPX Corp. 7.625% 12/15/14	285,000	295,688
Trimas Corp. (b) 9.750% 12/15/17	50,000	49,875
Tyco Electronics Group SA 6.000% 10/01/12	500,000	542,072
Tyco Electronics Group SA 6.550% 10/01/17	450,000	489,161
Tyco International Finance SA 8.500% 1/15/19	215,000	269,659
		2,500,362
Media – 2.1%
CBS Corp. (e) 7.875% 7/30/30	100,000	109,678
Clear Channel Worldwide Holdings, Inc. (b) 9.250% 12/15/17	50,000	51,125
Clear Channel Worldwide Holdings, Inc. (b) 9.250% 12/15/17	300,000	309,000
Comcast Corp. 6.400% 5/15/38	465,000	478,664
Cox Communications, Inc. 6.750% 3/15/11	130,000	137,487
Echostar DBS Corp. 6.625% 10/01/14	305,000	302,712
Gannett Co. Inc. (b) 8.750% 11/15/14	50,000	52,000
Gannett Co. Inc. (b) 9.375% 11/15/17	200,000	210,000
McGraw-Hill Cos., Inc. (e) 5.375% 11/15/12	1,095,000	1,187,498
News America, Inc. (b) 6.900% 8/15/39	325,000	359,688
Rogers Communications, Inc. 7.500% 8/15/38	135,000	159,203
Sinclair Television Group, Inc. (b) 9.250% 11/01/17	275,000	283,250
Thomson Corp. (e) 5.700% 10/01/14	855,000	950,435
Thomson Corp. 6.200% 1/05/12	65,000	70,391
Time Warner Cable, Inc. 6.750% 6/15/39	155,000	164,308
Time Warner Cable, Inc. 7.500% 4/01/14	355,000	414,642
Time Warner Cable, Inc. 8.250% 4/01/19	325,000	391,498
Time Warner, Inc. 5.875% 11/15/16	235,000	257,153
Videotron Ltd. 9.125% 4/15/18	280,000	302,400
		6,191,132
Metal Fabricate & Hardware – 0.1%
The Timken Co. 6.000% 9/15/14	275,000	296,041
Mining – 1.0%
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	430,000	468,912
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	330,000	421,380
Teck Resources Ltd. 9.750% 5/15/14	275,000	314,188
Teck Resources Ltd. (e) 10.250% 5/15/16	700,000	799,750
Teck Resources Ltd. 10.750% 5/15/19	275,000	323,812
Vale Overseas Ltd. 6.250% 1/23/17	465,000	493,547
Vale Overseas Ltd. 6.875% 11/10/39	85,000	86,796
		2,908,385
Office Equipment/Supplies – 0.3%
Xerox Corp. 4.250% 2/15/15	200,000	203,553
Xerox Corp. 5.500% 5/15/12	305,000	325,242
Xerox Corp. 5.625% 12/15/19	320,000	330,896
Xerox Corp. 8.250% 5/15/14	65,000	76,447
		936,138
Office Furnishings – 0.5%
Herman Miller, Inc. 7.125% 3/15/11	475,000	475,088
Steelcase, Inc. (e) 6.500% 8/15/11	900,000	910,844
		1,385,932
Oil & Gas – 1.8%
Chaparral Energy, Inc. 8.500% 12/01/15	152,000	131,480
Denbury Resources, Inc. 9.750% 3/01/16	300,000	316,125
Devon Energy Corp. 6.300% 1/15/19	170,000	190,472
Mariner Energy, Inc. 11.750% 6/30/16	250,000	281,875
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	300,000	335,250
Motiva Enterprises LLC (b) 5.750% 1/15/20	300,000	315,084
Motiva Enterprises LLC (b) 6.850% 1/15/40	240,000	259,033
Pemex Project Funding Master Trust 6.625% 6/15/38	351,000	324,714

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petrohawk Energy Corp. 9.125% 7/15/13	$300,000	$312,750
Pioneer Natural Resources Co. 6.650% 3/15/17	140,000	137,590
Pioneer Natural Resources Co. 6.875% 5/01/18	35,000	34,384
The Premcor Refining Group, Inc. 6.750% 5/01/14	380,000	390,685
Quicksilver Resources, Inc. 7.125% 4/01/16	180,000	170,775
Quicksilver Resources, Inc. 8.250% 8/01/15	115,000	118,450
SandRidge Energy, Inc. (b) 8.750% 1/15/20	300,000	309,000
Southwestern Energy Co. 7.500% 2/01/18	135,000	143,775
Stone Energy Corp. 8.625% 2/01/17	300,000	298,500
Talisman Energy, Inc. 7.750% 6/01/19	285,000	337,243
Tesoro Corp. 6.500% 6/01/17	180,000	171,450
Transocean, Inc. 1.500% 12/15/37	280,000	268,450
XTO Energy, Inc. 4.900% 2/01/14	340,000	368,680
XTO Energy, Inc. 6.250% 4/15/13	115,000	128,689
		5,344,454
Oil & Gas Services – 0.2%
Basic Energy Services, Inc. 7.125% 4/15/16	360,000	309,600
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	400,000	330,640
		640,240
Packaging & Containers – 0.5%
Berry Plastics Corp. 8.875% 9/15/14	200,000	193,000
Crown Americas LLC/Crown Americas Capital Corp. 7.625% 11/15/13	28,000	28,875
Pactiv Corp. 5.875% 7/15/12	295,000	316,849
Pactiv Corp. 6.400% 1/15/18	260,000	276,482
Plastipak Holdings, Inc. (b) 10.625% 8/15/19	50,000	55,000
Pregis Corp. 12.375% 10/15/13	360,000	359,100
Silgan Holdings, Inc. 7.250% 8/15/16	250,000	259,375
Solo Cup Co. 10.500% 11/01/13	50,000	52,500
		1,541,181
Pipelines – 2.5%
Atlas Pipeline Partners LP 8.125% 12/15/15	300,000	277,500
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	250,000	270,183
DCP Midstream LLC (b) 9.750% 3/15/19	350,000	446,525
Duke Energy Field Services Corp. 7.875% 8/16/10	175,000	181,460
Dynegy Holdings, Inc. 8.375% 5/01/16	300,000	270,750
Enbridge, Inc. (e) 5.800% 6/15/14	1,040,000	1,153,454
Enogex LLC (b) (e) 6.875% 7/15/14	825,000	887,434
Enterprise Products Operating LP 7.500% 2/01/11	100,000	105,650
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	225,000	236,514
Kern River Funding Corp. (b) 4.893% 4/30/18	117,162	117,865
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	119,023
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	88,435
Kinder Morgan Energy Partners LP 6.950% 1/15/38	515,000	566,700
Kinder Morgan Finance Co. 5.700% 1/05/16	360,000	349,650
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.875% 11/01/14	30,000	29,400
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	115,000	120,244
Plains All American Pipeline Co. 5.625% 12/15/13	305,000	329,983
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	510,000	560,362
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	340,000	385,413
Southern Natural Gas Co. (b) 5.900% 4/01/17	320,000	337,941
Texas Eastern Transmission LP (b) 6.000% 9/15/17	385,000	422,031
Trans-Canada PipeLines Ltd. 6.200% 10/15/37	200,000	209,296
		7,465,813
Real Estate Investment Trusts (REITS) – 0.5%
Senior Housing Properties Trust 8.625% 1/15/12	45,000	46,688
Simon Property Group LP 4.200% 2/01/15	100,000	101,611
Simon Property Group LP 4.875% 3/18/10	520,000	522,155
Simon Property Group LP 5.650% 2/01/20	210,000	210,152
Weingarten Realty Investors Series A 4.857% 1/15/14	650,000	651,278
		1,531,884
Retail – 0.6%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	220,000	226,050
CVS Caremark Corp. 6.125% 9/15/39	225,000	222,705
CVS Pass-Through Trust (b) 7.507% 1/10/32	20,000	21,552

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
J.C. Penney Corp., Inc. 7.950% 4/01/17	$125,000	$135,625
McDonald's Corp. 6.300% 10/15/37	295,000	323,858
Michaels Stores, Inc. 11.375% 11/01/16	300,000	312,000
Neiman Marcus Group, Inc. 10.375% 10/15/15	125,000	122,500
Nordstrom, Inc. 6.750% 6/01/14	135,000	152,875
OSI Restaurant Partners, Inc. 10.000% 6/15/15	100,000	94,750
Rite Aid Corp. 9.375% 12/15/15	370,000	308,950
		1,920,865
Savings & Loans – 0.3%
Glencore Funding LLC (b) 6.000% 4/15/14	545,000	564,353
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (e) 9.750% 4/01/17	580,000	342,200
Washington Mutual Bank (e) (f) 5.650% 8/15/14	1,225,000	6,125
		912,678
Semiconductors – 0.4%
Advanced Micro Devices, Inc. (b) 8.125% 12/15/17	360,000	361,800
Micron Technology, Inc., Convertible 1.875% 6/01/14	1,000,000	871,250
		1,233,050
Software – 0.6%
CA, Inc. 5.375% 12/01/19	135,000	138,455
First Data Corp. 9.875% 9/24/15	340,000	303,450
Fiserv, Inc. (e) 6.125% 11/20/12	905,000	1,001,679
JDA Software Group, Inc. (b) 8.000% 12/15/14	50,000	51,750
Oracle Corp. 6.125% 7/08/39	220,000	233,582
		1,728,916
Telecommunications – 3.1%
AT&T, Inc. (e) 6.500% 9/01/37	635,000	665,340
British Telecom PLC STEP 9.625% 12/15/30	50,000	64,031
CenturyTel, Inc. 6.150% 9/15/19	195,000	202,745
Cisco Systems, Inc. 5.500% 1/15/40	400,000	385,226
Cricket Communications, Inc. 9.375% 11/01/14	300,000	298,500
Deutsche Telekom International Finance BV STEP (e) 8.750% 6/15/30	90,000	115,858
Embarq Corp. 7.082% 6/01/16	210,000	233,112
Embarq Corp. 7.995% 6/01/36	305,000	335,017
Frontier Communications Corp. 8.125% 10/01/18	250,000	251,875
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	340,000	347,650
Intelsat Bermuda Ltd. 9.250% 6/15/16	455,000	445,900
Level 3 Financing, Inc. (b) 10.000% 2/01/18	300,000	280,500
Nextel Communications, Inc. Series D 7.375% 8/01/15	150,000	135,375
Nokia Corp. 5.375% 5/15/19	250,000	261,410
Qwest Corp. 7.875% 9/01/11	455,000	476,613
Qwest Corp. (e) 8.875% 3/15/12	1,330,000	1,428,087
Rogers Wireless Communications, Inc. 6.800% 8/15/18	560,000	636,856
Rogers Wireless Communications, Inc. 7.500% 3/15/15	30,000	35,424
Telecom Italia Capital 6.000% 9/30/34	80,000	75,974
Telecom Italia Capital 6.175% 6/18/14	475,000	520,895
Time Warner Telecom Holdings, Inc. 9.250% 2/15/14	300,000	308,625
Verizon Communications, Inc. 8.950% 3/01/39	150,000	204,526
Verizon Virginia, Inc., Series A 4.625% 3/15/13	550,000	581,109
Viasat, Inc. (b) 8.875% 9/15/16	240,000	245,400
Virgin Media Finance PLC 9.125% 8/15/16	340,000	353,600
Windstream Corp. 8.625% 8/01/16	460,000	472,075
		9,361,723
Transportation – 0.5%
Bristow Group, Inc. 6.125% 6/15/13	270,000	268,650
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	160,000	178,199
Canadian National Railway Co. 6.375% 11/15/37	305,000	344,733
Con-way, Inc. 8.875% 5/01/10	270,000	271,614
RailAmerica, Inc. 9.250% 7/01/17	225,000	238,500
Union Pacific Corp. 5.750% 11/15/17	225,000	242,554
		1,544,250
Trucking & Leasing – 0.6%
GATX Corp. (e) 8.750% 5/15/14	630,000	720,827
TTX Co. (b) (e) 4.500% 12/15/10	905,000	905,743
		1,626,570
TOTAL CORPORATE DEBT (Cost $122,563,772)		127,734,701
MUNICIPAL OBLIGATIONS – 0.4%
North Texas Tollway Authority (e) 6.718% 1/01/49	870,000	926,498
State of California 5.950% 4/01/16	225,000	232,717
State of California 7.550% 4/01/39	125,000	122,689
		1,281,904
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,222,858)		1,281,904

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 9.6%
Automobile ABS – 0.2%
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.283% 3/15/11	$101,957	$101,936
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	400,124	403,248
		505,184
Commercial MBS – 5.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (e) 5.744% 2/10/51	1,435,000	1,297,067
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	950,000	946,752
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	500,000	492,387
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (e) 5.205% 2/11/44	1,200,000	1,221,553
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 (e) 5.330% 1/12/45	680,000	693,859
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN (e) 5.694% 6/11/50	635,000	576,968
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	750,000	687,524
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A (e) 5.237% 12/11/49	825,000	839,515
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN (e) 5.816% 12/10/49	1,040,000	944,669
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	625,000	635,098
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) (e) 6.216% 2/15/41	1,220,000	545,183
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.236% 5/15/41	1,050,000	1,040,649
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	880,000	865,839
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	880,000	801,924
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	770,000	660,888
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (e) 5.610% 4/15/49	1,240,000	1,271,229
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	650,000	604,223
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 6.072% 8/15/39	725,000	790,285
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 (e) 5.509% 4/15/47	1,335,000	1,104,962
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (e) 5.856% 2/15/51	815,000	841,424
		16,861,998
Home Equity ABS – 0.3%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.591% 7/25/35	450,000	387,205
Bear Stearns Asset Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.821% 12/25/34	186,857	162,240
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.831% 2/25/35	405,371	337,089
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	475	466
		887,000
Student Loans ABS – 2.1%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.511% 12/27/16	211,926	211,850

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $610,500), Series 2005-2A, Class 2B1 FRN (b) (c) (e) 1.254% 9/20/10	$600,000	$598,500
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.331% 5/25/36	216,248	198,008
Chase Education Loan Trust, Series 2007-A, Class A1 FRN (e) 0.261% 3/28/17	752,303	746,965
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (b) (c) (e) 0.853% 6/20/14	1,175,000	586,335
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $430,539), Series 2005-1A, Class B2 FRN (b) (c) 2.853% 9/20/10	430,000	425,188
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $520,794), Series 2005-1A, Class A7 FRN (b) (c) 2.253% 9/20/10	515,000	513,707
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.229% 4/25/14	171,765	171,674
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.649% 7/27/20	724,651	722,839
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.731% 9/15/28	550,000	508,750
SLM Student Loan Trust, Series 2003-5, Class A6 FRN 1.734% 6/17/30	315,000	295,904
SLM Student Loan Trust, Series 2003-2, Class A9 FRN 1.736% 9/15/28	250,000	232,500
SLM Student Loan Trust, Series 2003-2, Class A8 FRN 1.742% 9/15/28	215,000	206,400
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.745% 12/15/16	325,000	324,413
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 1.950% 3/15/28	500,000	475,000
		6,218,033
WL Collateral CMO – 1.4%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN (e) 0.311% 7/20/36	339,396	311,882
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.925% 8/25/34	191,334	169,998
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.763% 9/25/33	18,182	13,723
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.539% 2/25/34	26,491	20,267
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.749% 8/25/34	43,085	37,451
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN (e) 0.423% 1/19/38	874,144	470,375
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN (e) 0.341% 5/25/37	1,013,110	533,816
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.711% 8/25/34	81,260	52,277
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.481% 8/25/36	358,097	222,635
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 3.335% 2/25/34	298,504	268,786
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.666% 2/25/34	10,085	8,789
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.776% 7/25/33	5,366	4,811
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 3.403% 2/25/34	566	448
Morgan Stanley Reremic Trust 3.000% 7/17/56	621,907	613,262
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN (e) 0.411% 6/25/46	1,610,836	546,498
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN (e) 0.421% 4/25/46	1,022,745	494,631
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 3.670% 3/25/34	42,399	36,041
Structured Asset Securities Corp., Series 2003-7H, Class A1II 6.500% 3/25/33	300,307	307,686

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	$92,368	$76,626
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.881% 4/25/44	130,252	68,603
		4,258,605
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.926% 6/25/32	42,465	35,179
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,846,695)		28,765,999
SOVEREIGN DEBT OBLIGATIONS – 0.5%
Brazilian Government International Bond 5.875% 1/15/19	564,000	587,970
Colombia Government International Bond 7.375% 3/18/19	282,000	315,135
Poland Government International Bond 6.375% 7/15/19	320,000	344,864
Republic of Brazil 5.625% 1/07/41	235,000	213,850
United Mexican States 8.375% 1/14/11	90,000	96,300
		1,558,119
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,483,187)		1,558,119
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 33.5%
Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	66,726	74,131
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	29,374	33,126
		107,257
Pass-Through Securities – 33.4%
Federal Home Loan Mortgage Corp.
Pool #G11476 5.000% 11/01/18	249,326	266,574
Pool #B16010 5.000% 8/01/19	8,917	9,526
Pool #B17058 5.000% 9/01/19	24,268	25,925
Pool #B17494 5.000% 12/01/19	74,003	78,937
Pool #B14584 5.000% 1/01/20	369,108	394,181
Pool #B18677 5.000% 1/01/20	25,325	27,046
Pool #E90268 5.500% 6/01/17	3,040	3,254
Pool #G11723 5.500% 7/01/20	2,148,653	2,321,469
Pool #J00747 5.500% 1/01/21	1,896,982	2,048,667
Pool #J00939 5.500% 1/01/21	745,722	805,234
Pool #J01117 5.500% 2/01/21	1,371,883	1,479,651
Pool #C01283 5.500% 11/01/31	55,822	59,442
Pool #E89199 6.000% 4/01/17	17,604	19,143
Pool #G11431 6.000% 2/01/18	3,665	3,983
Pool #E00856 7.000% 9/01/31	6,612	7,326
Pool #C80207 7.500% 9/01/24	4,936	5,445
Pool #C00530 7.500% 7/01/27	4,642	5,138
Pool #C00563 7.500% 11/01/27	15,440	17,092
Pool #C00612 7.500% 4/01/28	1,122	1,242
Pool #C55867 7.500% 2/01/30	17,100	18,923
Federal National Mortgage Association
Pool #725692 3.918% 10/01/33	443,149	456,033
Pool #888586 3.962% 10/01/34	1,075,304	1,110,460
Pool #675713 5.000% 3/01/18	159,335	170,407
Pool #735010 5.000% 11/01/19	928,813	992,198
Pool #626582 5.500% 3/01/17	14,258	15,379
Pool #636859 5.500% 3/01/17	1,901	2,048
Pool #684173 5.500% 2/01/18	121,365	131,410
Pool #255807 5.500% 8/01/20	3,924,599	4,240,866
Pool #888468 5.500% 9/01/21	4,633,690	5,001,308
Pool #671272 5.500% 11/01/32	60,793	64,664
Pool #686534 5.500% 3/01/33	39,610	42,132
Pool #721406 5.500% 6/01/33	8,953	9,523
Pool #555880 5.500% 11/01/33	565,745	601,767
Pool #725503 5.500% 6/01/34	151,661	161,247
Pool #785171 5.500% 7/01/34	26,539	28,217
Pool #792231 5.500% 10/01/34	180,832	192,204
Pool #255458 5.500% 11/01/34	198,035	210,489
Pool #735141 5.500% 1/01/35	134,400	142,852
Pool #796781 5.500% 1/01/35	204,659	217,498
Pool #811127 5.500% 2/01/35	73,193	77,785
Pool #812016 5.500% 2/01/35	133,574	141,954
Pool #812908 5.500% 2/01/35	58,302	62,078
Pool #813109 5.500% 2/01/35	446,045	474,027
Pool #815400 5.500% 2/01/35	18,994	20,185
Pool #735224 5.500% 2/01/35	1,011,923	1,076,195
Pool #255631 5.500% 3/01/35	1,858,311	1,974,891
Pool #803355 5.500% 3/01/35	64,903	68,974
Pool #825454 5.500% 6/01/35	3,777,456	4,030,959
Pool #832972 5.500% 9/01/35	722,245	770,714
Pool #522294 5.625% 7/15/37 (e)	2,715,000	2,925,616
Pool #253880 6.500% 7/01/16	10,224	11,121
Pool #575579 7.500% 4/01/31	34,993	38,685
Pool #535996 7.500% 6/01/31	5,468	6,045

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	$5,278	$5,787
Pool #587280 6.500% 9/15/32	5,640	6,174
Pool #550659 6.500% 9/15/35	202,606	220,089
Pool #538689 6.500% 12/15/35	89,709	96,960
Pool #780651 7.000% 10/15/27	5,888	6,532
Pool #462384 7.000% 11/15/27	4,060	4,500
Pool #482668 7.000% 8/15/28	2,990	3,314
Pool #506804 7.000% 5/15/29	21,026	23,302
Pool #506914 7.000% 5/15/29	67,577	74,891
Pool #581417 7.000% 7/15/32	9,735	10,758
Pool #591581 7.000% 8/15/32	1,053	1,159
Pool #423836 8.000% 8/15/26	2,233	2,480
Pool #444619 8.000% 3/15/27	12,900	14,331
Government National Mortgage Association TBA
Pool #5028 4.500% 3/01/39 (g)	12,289,000	12,451,253
Pool #11081 5.000% 3/01/38 (g)	51,658,000	53,801,001
New Valley Generation IV 4.687% 1/15/22	70,505	71,526
		99,862,186
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $97,557,321)		99,969,443
U.S. TREASURY OBLIGATIONS – 10.2%
U.S. Treasury Bonds & Notes – 10.2%
U.S. Treasury Bond (e) 4.375% 2/15/38	4,768,000	4,688,659
U.S. Treasury Bond 5.375% 2/15/31	1,000,000	1,132,344
U.S. Treasury Note 1.375% 11/15/12	6,600,000	6,617,015
U.S. Treasury Note 1.875% 4/30/14	100,000	99,508
U.S. Treasury Note 2.500% 3/31/13	4,545,000	4,695,020
U.S. Treasury Note 2.625% 2/29/16	1,740,000	1,723,619
U.S. Treasury Note (e) 3.500% 2/15/18	4,975,000	5,037,965
U.S. Treasury Note (e) 4.250% 8/15/15	2,130,000	2,319,703
U.S. Treasury Note (e) 4.875% 5/31/11	3,110,000	3,292,713
U.S. Treasury Principal Strip (e) 0.000% 2/15/28	1,980,000	849,323
		30,455,869
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,547,079)		30,455,869
TOTAL BONDS & NOTES (Cost $286,220,912)		289,766,035
TOTAL LONG-TERM INVESTMENTS (Cost $287,028,505)		290,394,515
SHORT-TERM INVESTMENTS – 24.8%
Commercial Paper – 24.8% (h)
AGL Capital Corp. (b) 0.270% 2/17/10	6,465,000	6,464,127
AutoZone, Inc. (b) 0.250% 2/03/10	1,170,000	1,169,967
Block Financial Corp. (b) 0.450% 2/02/10	3,070,000	3,069,885
Block Financial LLC (b) 0.450% 2/08/10	2,470,000	2,469,722
Block Financial LLC (b) 0.450% 2/10/10	1,500,000	1,499,794
BMW US Capital LLC (b) 0.300% 2/05/10	2,765,000	2,764,862
BMW US Capital LLC (b) 0.300% 2/10/10	2,000,000	1,999,817
BMW US Capital LLC (b) 0.300% 3/01/10	1,920,000	1,919,520
Cadbury Schweppes Finance PLC (b) 0.300% 2/01/10	1,800,000	1,799,970
Duke Energy Corp. (b) 0.250% 3/23/10	1,930,000	1,929,303
Duke Energy Corp. (b) 0.280% 3/03/10	1,500,000	1,499,627
Eaton Corp. (b) 0.250% 2/17/10	1,700,000	1,699,787
Eaton Corp. (b) 0.300% 2/01/10	770,000	769,987
Eaton Corp. (b) 0.350% 3/22/10	3,000,000	2,998,512
Elsevier Financial SA (b) 0.300% 2/16/10	2,400,000	2,399,660
Equifax, Inc. (b) 0.250% 2/24/10	1,690,000	1,689,707
H.J. Heinz Finance Co. (b) 0.350% 2/09/10	2,260,000	2,259,780
Lincoln National Corp. (b) 0.270% 2/17/10	1,996,000	1,995,731
Oneok, Inc. (b) 0.240% 2/04/10	3,070,000	3,069,898
Public Service Co. of Colorado 0.280% 3/03/10	2,600,000	2,599,353
Reed Elsevier, Inc. (b) 0.220% 2/12/10	5,040,000	5,039,600
Safeway, Inc. (b) 0.250% 2/18/10	6,400,000	6,399,156
Viacom, Inc. (b) 0.230% 2/03/10	3,215,000	3,214,918
Wellpoint, Inc. (b) 0.220% 2/22/10	3,170,000	3,169,554
Wellpoint, Inc. (b) 0.370% 2/08/10	1,000,000	999,907
Xcel Energy, Inc. (b) 0.280% 2/11/10	4,870,000	4,869,545
XTO Energy, Inc. (b) 0.230% 2/17/10	4,200,000	4,199,517
		73,961,206
Time Deposits – 0.0%
Euro Time Deposit 0.010% 2/01/10	3,003	3,003
TOTAL SHORT-TERM INVESTMENTS (Cost $73,964,209)		73,964,209
TOTAL INVESTMENTS – 121.9% (Cost $360,992,714) (i)		364,358,724
Other Assets/ (Liabilities) – (21.9)%		(65,508,378)
NET ASSETS – 100.0%		$298,850,346

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to a value of $93,758,300 or 31.37% of net assets.
(c)	Restricted security. (Note 2).
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At January 31, 2010, these securities amounted to a value of $97,075 or 0.03% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 95.9%
CORPORATE DEBT – 95.9%
Aerospace & Defense – 3.2%
Alliant Techsystems, Inc. 6.750% 4/01/16	$1,180,000	$1,177,050
BE Aerospace, Inc. 8.500% 7/01/18	1,200,000	1,257,000
TransDigm, Inc. 7.750% 7/15/14	1,370,000	1,380,275
Vought Aircraft Industries, Inc. 8.000% 7/15/11	1,630,000	1,617,775
		5,432,100
Apparel – 1.1%
Hanesbrands, Inc. 8.000% 12/15/16	650,000	666,250
Levi Strauss & Co. 9.750% 1/15/15	1,205,000	1,259,225
		1,925,475
Auto Manufacturers – 1.0%
Navistar International Corp. 8.250% 11/01/21	1,655,000	1,671,550
Auto Parts & Equipment – 1.1%
Affinia Group, Inc. (a) 9.000% 11/30/14	1,910,000	1,876,575
Automotive & Parts – 2.6%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	1,000,000	867,500
The Goodyear Tire & Rubber Co. 10.500% 5/15/16	1,305,000	1,415,925
Tenneco, Inc. 8.625% 11/15/14	800,000	788,000
Titan International, Inc. 8.000% 1/15/12	1,290,000	1,283,550
		4,354,975
Banks – 2.3%
GMAC, Inc. 6.750% 12/01/14	4,000,000	3,890,000
Building Materials – 1.2%
Interline Brands, Inc. 8.125% 6/15/14	1,510,000	1,517,550
Libbey Glass, Inc. (a) 10.000% 2/15/15	250,000	245,205
Owens Corning, Inc. 9.000% 6/15/19	225,000	258,681
		2,021,436
Commercial Services – 5.4%
Cenveo Corp. (a) 10.500% 8/15/16	1,530,000	1,606,500
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	445,000	445,000
Iron Mountain, Inc. 8.375% 8/15/21	200,000	207,500
Iron Mountain, Inc. 8.750% 7/15/18	1,530,000	1,591,200
Service Corp. International/US 7.000% 6/15/17	1,405,000	1,387,437
Ticketmaster Entertainment, Inc. (a) 10.750% 8/01/16	900,000	983,250
United Rentals North America, Inc. 7.750% 11/15/13	1,445,000	1,407,069
United Rentals North America, Inc. 10.875% 6/15/16	525,000	572,906
Valassis Communications, Inc. 8.250% 3/01/15	980,000	975,100
		9,175,962
Diversified Financial – 6.3%
Cemex Finance LLC (a) 9.500% 12/14/16	1,040,000	1,058,200
CIT Group, Inc. 7.000% 5/01/13	69,710	63,610
CIT Group, Inc. 7.000% 5/01/14	104,565	93,586
CIT Group, Inc. 7.000% 5/01/15	104,565	90,972
CIT Group, Inc. 7.000% 5/01/16	174,276	149,877
CIT Group, Inc. 7.000% 5/01/17	243,986	207,998
Ford Motor Credit Co. LLC 7.500% 8/01/12	980,000	992,808
Ford Motor Credit Co. LLC 8.000% 6/01/14	5,785,000	5,874,436
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (a) 9.250% 4/01/15	425,000	427,125
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (a) 10.625% 4/01/17	1,695,000	1,750,087
		10,708,699
Electric – 4.7%
The AES Corp. 8.000% 10/15/17	1,505,000	1,516,288
Edison Mission Energy 7.750% 6/15/16	1,750,000	1,505,000
Energy Future Holdings Corp. (a) 10.000% 1/15/20	350,000	359,625
Intergen NV (a) 9.000% 6/30/17	1,680,000	1,713,600
NRG Energy, Inc. 7.375% 2/01/16	560,000	557,200
NRG Energy, Inc. 8.500% 6/15/19	850,000	854,250
Texas Competitive Electric Holdings Co. LLC, Series B 10.250% 11/01/15	1,975,000	1,545,437
		8,051,400
Electrical Components & Equipment – 0.2%
Anixter, Inc. 10.000% 3/15/14	350,000	386,313
Electronics – 0.6%
Viasystems, Inc. (a) 12.000% 1/15/15	1,000,000	1,070,000
Energy — Alternate Sources – 1.3%
Headwaters, Inc. (a) 11.375% 11/01/14	2,030,000	2,131,500
Entertainment – 2.9%
AMC Entertainment, Inc. 8.750% 6/01/19	1,525,000	1,578,375
Seneca Gaming Corp. 7.250% 5/01/12	1,435,000	1,399,125
Speedway Motorsports, Inc. 8.750% 6/01/16	300,000	318,750

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tunica-Biloxi Gaming Authority (a) 9.000% 11/15/15	$1,835,000	$1,715,725
		5,011,975
Environmental Controls – 0.9%
Waste Services, Inc. 9.500% 4/15/14	1,399,000	1,447,965
Foods – 1.1%
Great Atlantic & Pacific Tea Co. (a) 11.375% 8/01/15	1,955,000	1,911,013
Forest Products & Paper – 0.7%
Newark Group, Inc. (b) 9.750% 3/15/14	2,085,000	1,115,475
Health Care — Products – 0.8%
Inverness Medical Innovations, Inc. 9.000% 5/15/16	1,250,000	1,278,125
Health Care — Services – 4.8%
Apria Healthcare Group, Inc. (a) 11.250% 11/01/14	675,000	722,250
Apria Healthcare Group, Inc. (a) 12.375% 11/01/14	1,000,000	1,077,500
Community Health Systems, Inc. 8.875% 7/15/15	1,995,000	2,062,331
HCA, Inc. 6.500% 2/15/16	1,150,000	1,058,000
HCA, Inc. 9.250% 11/15/16	1,675,000	1,767,125
HCA, Inc. (a) 9.875% 2/15/17	100,000	108,750
Tenet Healthcare Corp. (a) 10.000% 5/01/18	1,270,000	1,409,700
		8,205,656
Holding Company — Diversified – 0.8%
Kansas City Southern Railway 8.000% 6/01/15	1,270,000	1,306,513
Household Products – 1.2%
ACCO Brands Corp. (a) 10.625% 3/15/15	1,410,000	1,543,950
JohnsonDiversey, Inc. (a) 8.250% 11/15/19	530,000	549,875
		2,093,825
Iron & Steel – 0.7%
Tube City IMS Corp. 9.750% 2/01/15	1,285,000	1,272,150
Leisure Time – 2.6%
Easton-Bell Sports, Inc. (a) 9.750% 12/01/16	1,970,000	2,053,725
Sabre Holdings Corp. 8.350% 3/15/16	2,465,000	2,298,613
		4,352,338
Lodging – 3.8%
Boyd Gaming Corp. 6.750% 4/15/14	500,000	462,500
Boyd Gaming Corp. 7.125% 2/01/16	1,350,000	1,204,875
Harrah's Operating Escrow LLC/Harrahs Escrow Corp 11.250% 6/01/17	2,200,000	2,337,500
MGM Mirage 5.875% 2/27/14	3,040,000	2,530,800
		6,535,675
Machinery — Diversified – 0.5%
Stewart & Stevenson LLC 10.000% 7/15/14	945,000	874,125
Manufacturing – 2.7%
Bombardier, Inc. (a) 8.000% 11/15/14	1,440,000	1,501,200
Polypore, Inc. 8.750% 5/15/12	1,490,000	1,504,900
SPX Corp. 7.625% 12/15/14	1,225,000	1,270,937
Trimas Corp. (a) 9.750% 12/15/17	400,000	399,000
		4,676,037
Media – 7.1%
Clear Channel Worldwide Holdings, Inc. (a) 9.250% 12/15/17	275,000	281,188
Clear Channel Worldwide Holdings, Inc. (a) 9.250% 12/15/17	2,075,000	2,137,250
Echostar DBS Corp. 7.750% 5/31/15	1,400,000	1,442,000
Gannett Co. Inc. (a) 9.375% 11/15/17	1,625,000	1,706,250
Mediacom Broadband LLC 8.500% 10/15/15	2,345,000	2,327,412
Sinclair Television Group, Inc. (a) 9.250% 11/01/17	2,250,000	2,317,500
Videotron Ltd. 9.125% 4/15/18	1,175,000	1,269,000
Videotron Ltee (a) 9.125% 4/15/18	490,000	526,750
		12,007,350
Oil & Gas – 7.2%
Chaparral Energy, Inc. 8.500% 12/01/15	1,400,000	1,211,000
Denbury Resources, Inc. 9.750% 3/01/16	1,750,000	1,844,062
Mariner Energy, Inc. 11.750% 6/30/16	1,350,000	1,522,125
Petrohawk Energy Corp. 9.125% 7/15/13	1,100,000	1,146,750
Pioneer Natural Resources Co. 6.650% 3/15/17	1,200,000	1,179,341
Pioneer Natural Resources Co. 6.875% 5/01/18	275,000	270,158
Quicksilver Resources, Inc. 7.125% 4/01/16	1,700,000	1,612,875
Quicksilver Resources, Inc. 8.250% 8/01/15	240,000	247,200
SandRidge Energy, Inc. (a) 8.750% 1/15/20	1,650,000	1,699,500
Stone Energy Corp. 8.625% 2/01/17	1,500,000	1,492,500
		12,225,511
Packaging & Containers – 2.6%
Berry Plastics Corp. 8.875% 9/15/14	1,175,000	1,133,875
Packaging Dynamics Finance Corp. (a) 10.000% 5/01/16	2,370,000	1,896,000
Plastipak Holdings, Inc. (a) 10.625% 8/15/19	205,000	225,500
Pregis Corp. 12.375% 10/15/13	765,000	763,087

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Silgan Holdings, Inc. 7.250% 8/15/16	$150,000	$155,625
Solo Cup Co. 10.500% 11/01/13	275,000	288,750
		4,462,837
Pipelines – 2.7%
Atlas Pipeline Partners LP 8.125% 12/15/15	2,030,000	1,877,750
Dynegy Holdings, Inc. 8.375% 5/01/16	1,565,000	1,412,412
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B 6.875% 11/01/14	940,000	925,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.875% 11/01/14	345,000	338,100
		4,554,162
Retail – 4.7%
Burlington Coat Factory Warehouse Corp. (a) 11.125% 4/15/14	1,690,000	1,736,475
Michaels Stores, Inc. 11.375% 11/01/16	2,185,000	2,272,400
Neiman Marcus Group, Inc. 10.375% 10/15/15	1,190,000	1,166,200
OSI Restaurant Partners, Inc. (a) 10.000% 6/15/15	950,000	900,125
Rite Aid Corp. 9.375% 12/15/15	2,300,000	1,920,500
		7,995,700
Savings & Loans – 0.8%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	2,180,000	1,286,200
Semiconductors – 1.1%
Advanced Micro Devices, Inc. (a) 8.125% 12/15/17	1,780,000	1,788,900
Software – 1.6%
First Data Corp. 9.875% 9/24/15	2,675,000	2,387,438
JDA Software Group, Inc. (a) 8.000% 12/15/14	400,000	414,000
		2,801,438
Telecommunications – 11.9%
Citizens Communications Co. 6.250% 1/15/13	438,000	442,380
Cricket Communications, Inc. 9.375% 11/01/14	1,930,000	1,920,350
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	2,835,000	2,898,787
Intelsat Bermuda Ltd. 9.250% 6/15/16	2,085,000	2,043,300
Level 3 Financing, Inc. (a) 10.000% 2/01/18	2,200,000	2,057,000
Nextel Communications, Inc. Series D 7.375% 8/01/15	575,000	518,938
Sprint Capital Corp. 8.375% 3/15/12	1,505,000	1,531,337
Time Warner Telecom Holdings, Inc. 9.250% 2/15/14	2,255,000	2,319,831
Viasat, Inc. (a) 8.875% 9/15/16	1,550,000	1,584,875
Virgin Media Finance PLC 9.125% 8/15/16	2,610,000	2,714,400
Windstream Corp. 8.625% 8/01/16	2,103,000	2,158,204
		20,189,402
Transportation – 1.7%
Bristow Group, Inc. 7.500% 9/15/17	1,425,000	1,435,688
RailAmerica, Inc. 9.250% 7/01/17	1,350,000	1,431,000
		2,866,688
TOTAL CORPORATE DEBT (Cost $160,366,114)		162,955,045
TOTAL BONDS & NOTES (Cost $160,366,114)		162,955,045
TOTAL LONG-TERM INVESTMENTS (Cost $160,366,114)		162,955,045
SHORT-TERM INVESTMENTS – 2.7%
Commercial Paper – 2.7%
AutoZone, Inc. (a) 0.250% 2/01/10	1,750,000	1,749,975
Pacific Gas & Electric Co. 0.230% 2/04/10	2,800,000	2,799,911
Time Deposits – 0.0%
Euro Time Deposit 0.010% 2/01/10	40,082	40,082
TOTAL SHORT-TERM INVESTMENTS (Cost $4,589,968)		4,589,968
TOTAL INVESTMENTS – 98.6% (Cost $164,956,082) (c)		167,545,013
Other Assets/ (Liabilities) – 1.4%		2,423,174
NET ASSETS – 100.0%		$169,968,187

Notes to Portfolio of Investments
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to a value of $47,235,643 or 27.79% of net assets.
(b)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At January 31, 2010, these securities amounted to a value of $1,115,475 or 0.66% of net assets.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 95.9%
CORPORATE DEBT – 21.9%
Banks – 13.6%
Depfa ACS Bank JPY (a) 1.650% 12/20/16	$40,000,000	$375,022
Eksportfinans A/S EUR (a) 4.750% 6/11/13	525,000	776,786
KFW JPY (a) 2.050% 2/16/26	92,000,000	1,028,054
Landwirtschaftliche Rentenbank JPY (a) 1.500% 6/20/14	100,000,000	1,131,871
Rabobank Nederland NV EUR (a) 4.250% 4/22/14	350,000	514,375
		3,826,108
Multi-National – 6.8%
European Investment Bank AUD (a) 6.000% 8/14/13	600,000	541,001
International Bank for Reconstruction & Development Class E GBP (a) 5.400% 6/07/21	255,000	444,724
Nordic Investment Bank JPY (a) 1.700% 4/27/17	80,000,000	927,935
		1,913,660
Savings & Loans – 1.5%
LCR Finance PLC GBP (a) 4.750% 12/31/10	245,000	405,614
TOTAL CORPORATE DEBT (Cost $5,980,188)		6,145,382
SOVEREIGN DEBT OBLIGATIONS – 74.0%
Belgium Government EUR (a) 4.000% 3/28/13	800,000	1,178,261
Bundesrepublik Deutschland EUR (a) 4.250% 7/04/14	600,000	905,991
Canada Government CAD (a) (b) 4.550% 12/15/12	530,000	533,871
Canadian Government Bond CAD (a) 2.000% 12/01/14	300,000	275,946
Finland Government EUR (a) 4.250% 9/15/12	200,000	296,607
Finland Government Bond EUR (a) 3.125% 9/15/14	650,000	933,509
French Republic EUR (a) 3.500% 7/12/11	100,000	143,782
French Republic EUR (a) 5.750% 10/25/32	550,000	947,070
Hellenic Republic EUR (a) 3.600% 7/20/16	870,000	1,017,915
Japan Government JPY (a) 1.700% 12/20/16	68,000,000	796,993
Japan Government JPY (a) 2.300% 3/19/26	100,000,000	1,142,677
Kingdom of Spain EUR (a) 3.800% 1/31/17	900,000	1,259,521
Kingdom of the Netherlands EUR (a) 4.250% 7/15/13	800,000	1,198,256
New South Wales Treasury Corp. AUD (a) 5.500% 8/01/14	300,000	267,108
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	715,000	624,723
Poland Government Bond PLN (a) 4.750% 4/25/12	1,500,000	514,716
Poland Government Bond PLN (a) 5.250% 4/25/13	1,600,000	553,218
Portugal Obrigacoes do Tesouro OT EUR (a) 3.350% 10/15/15	800,000	1,081,260
Republic of Austria EUR (a) 4.650% 1/15/18	890,000	1,347,108
Republic of Germany EUR (a) 4.750% 7/04/28	950,000	1,464,962
Republic of Ireland EUR (a) 4.600% 4/18/16	915,000	1,307,812
United Kingdom GBP (a) 0.010% 9/07/16	450,000	573,325
United Kingdom Gilt GBP (a) 3.250% 12/07/11	350,000	580,739
United Kingdom Treasury GBP (a) 4.750% 3/07/20	600,000	1,018,381
United Mexican States MXN (a) 8.000% 12/19/13	10,220,000	817,271
		20,781,022
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $20,703,022)		20,781,022
TOTAL BONDS & NOTES (Cost $26,683,210)		26,926,404
TOTAL LONG-TERM INVESTMENTS (Cost $26,683,210)		26,926,404
SHORT-TERM INVESTMENTS – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/29/10, 0.010%, due 2/01/10 (c)	667,236	667,236
TOTAL SHORT-TERM INVESTMENTS (Cost $667,236)		667,236
TOTAL INVESTMENTS – 98.3% (Cost $27,350,446) (d)		27,593,640
Other Assets/ (Liabilities) – 1.7%		473,037
NET ASSETS – 100.0%		$28,066,677

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to a value of $533,871 or 1.90% of net assets.
(c)	Maturity value of $667,237. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $683,950.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 61.5%
COMMON STOCK – 61.5%
Advertising – 0.1%
Interpublic Group of Companies, Inc. (a)	4,400	$28,424
Omnicom Group, Inc.	1,700	60,010
		88,434
Aerospace & Defense – 1.3%
The Boeing Co.	1,515	91,809
General Dynamics Corp.	2,640	176,484
Goodrich Corp.	600	37,146
L-3 Communications Holdings, Inc.	1,300	108,342
Lockheed Martin Corp.	2,420	180,339
Northrop Grumman Corp.	3,040	172,064
Raytheon Co.	3,575	187,437
Rockwell Collins, Inc.	300	15,957
United Technologies Corp.	8,085	545,576
		1,515,154
Agriculture – 1.1%
Altria Group, Inc.	12,095	240,207
Archer-Daniels- Midland Co.	5,700	170,829
Lorillard, Inc.	600	45,420
Philip Morris International, Inc.	16,045	730,208
Reynolds American, Inc.	1,400	74,480
		1,261,144
Airlines – 0.0%
Southwest Airlines Co.	1,900	21,527
Apparel – 0.2%
Nike, Inc. Class B	3,000	191,250
VF Corp.	940	67,708
		258,958
Auto Manufacturers – 0.3%
Ford Motor Co. (a)	23,700	256,908
Paccar, Inc.	2,800	100,884
		357,792
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	2,610	34,817
Johnson Controls, Inc.	3,220	89,613
		124,430
Banks – 3.2%
Bank of America Corp.	77,103	1,170,424
Bank of New York Mellon Corp.	6,499	189,056
BB&T Corp.	4,295	119,702
Capital One Financial Corp.	4,057	149,541
Comerica, Inc.	1,300	44,863
Fifth Third Bancorp	6,100	75,884
First Horizon National Corp. (a)	1,430	18,518
KeyCorp	3,700	26,566
M&T Bank Corp.	700	51,625
Marshall & Ilsley Corp.	3,100	21,421
Northern Trust Corp.	700	35,364
PNC Financial Services Group, Inc.	3,763	208,583
Regions Financial Corp.	4,197	26,651
State Street Corp.	3,500	150,080
SunTrust Banks, Inc.	2,100	51,093
U.S. Bancorp	13,240	332,059
Wells Fargo & Co.	40,743	1,158,323
Zions Bancorp	900	17,073
		3,846,826
Beverages – 1.5%
Brown-Forman Corp. Class B	1,255	64,407
The Coca-Cola Co.	15,685	850,911
Coca-Cola Enterprises, Inc.	4,370	88,230
Constellation Brands, Inc. Class A (a)	1,400	22,512
Dr. Pepper Snapple Group, Inc.	1,600	44,256
Molson Coors Brewing Co. Class B	1,100	46,200
The Pepsi Bottling Group, Inc.	4,200	156,240
PepsiCo, Inc.	8,105	483,220
		1,755,976
Biotechnology – 0.5%
Amgen, Inc. (a)	6,885	402,635
Biogen Idec, Inc. (a)	1,300	69,862
Celgene Corp. (a)	345	19,589
Genzyme Corp. (a)	500	27,130
Life Technologies Corp. (a)	1,034	51,400
Millipore Corp. (a)	600	41,382
		611,998
Building Materials – 0.0%
Masco Corp.	3,465	46,985
Chemicals – 1.0%
Air Products & Chemicals, Inc.	1,600	121,536
Airgas, Inc.	600	25,356
CF Industries Holdings, Inc.	400	37,144
The Dow Chemical Co.	8,300	224,847
Eastman Chemical Co.	2,600	146,978
Ecolab, Inc.	1,300	57,070
EI du Pont de Nemours & Co.	6,900	225,009
International Flavors & Fragrances, Inc.	600	23,862
Monsanto Co.	283	21,474
PPG Industries, Inc.	1,685	98,876
Praxair, Inc.	1,160	87,371
The Sherwin-Williams Co.	860	54,481
Sigma-Aldrich Corp.	1,090	52,157
		1,176,161
Coal – 0.1%
CONSOL Energy, Inc.	300	13,983
Massey Energy Co.	700	26,964
Peabody Energy Corp.	2,400	101,088
		142,035
Commercial Services – 1.2%
Apollo Group, Inc. Class A (a)	800	48,472
Automatic Data Processing, Inc.	3,260	132,975
DeVry, Inc.	600	36,636
Donnelley (R.R.) & Sons Co.	5,900	116,938
Equifax, Inc.	1,100	35,200
H&R Block, Inc.	2,200	47,344
Iron Mountain, Inc. (a)	100	2,286
MasterCard, Inc. Class A	700	174,930
McKesson Corp.	2,300	135,286
Moody's Corp.	1,200	33,108
Paychex, Inc.	2,100	60,879
Quanta Services, Inc. (a)	1,300	23,686
Robert Half International, Inc.	1,200	32,304
SAIC, Inc. (a)	1,900	34,827
Total System Services, Inc.	4,600	65,826
Visa, Inc. Class A	3,725	305,562

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Union Co.	6,400	$118,656
		1,404,915
Commodity Fund – 0.1%
PowerShares DB Agriculture Fund (a)	4,700	118,910
Computers – 4.1%
Affiliated Computer Services, Inc. Class A (a)	800	49,216
Apple, Inc. (a)	6,530	1,254,544
Cognizant Technology Solutions Corp. Class A (a)	2,400	104,784
Computer Sciences Corp. (a)	2,385	122,351
Dell, Inc. (a)	15,100	194,790
EMC Corp. (a)	18,147	302,510
Hewlett-Packard Co.	21,470	1,010,593
International Business Machines Corp.	11,320	1,385,455
Lexmark International, Inc. Class A (a)	1,165	30,045
NetApp, Inc. (a)	3,200	93,216
SanDisk Corp. (a)	3,100	78,802
Teradata Corp. (a)	4,030	112,719
Western Digital Corp. (a)	3,590	136,384
		4,875,409
Cosmetics & Personal Care – 1.4%
Avon Products, Inc.	2,920	88,009
Colgate-Palmolive Co.	2,660	212,880
The Procter & Gamble Co.	20,703	1,274,269
The Estee Lauder Cos., Inc. Class A	1,700	89,284
		1,664,442
Distribution & Wholesale – 0.1%
Fastenal Co.	400	16,592
Genuine Parts Co.	1,100	41,448
W.W. Grainger, Inc.	500	49,640
		107,680
Diversified Financial – 3.1%
American Express Co.	10,200	384,132
Ameriprise Financial, Inc.	1,940	74,186
The Charles Schwab Corp.	1,855	33,928
Citigroup, Inc. (a)	81,650	271,078
CME Group, Inc.	465	133,371
Discover Financial Services	4,250	58,140
E*TRADE Financial Corp. (a)	4,400	6,688
Federated Investors, Inc. Class B	700	17,766
Franklin Resources, Inc.	1,100	108,933
The Goldman Sachs Group, Inc.	5,145	765,164
IntercontinentalExchange, Inc. (a)	500	47,740
Invesco Ltd.	2,130	41,109
JP Morgan Chase & Co.	31,174	1,213,916
Legg Mason, Inc.	1,000	25,780
Morgan Stanley	11,100	297,258
The NASDAQ OMX Group, Inc. (a)	1,400	25,186
NYSE Euronext	1,100	25,751
SLM Corp. (a)	7,900	83,187
T. Rowe Price Group, Inc.	1,900	94,278
		3,707,591
Electric – 2.0%
The AES Corp. (a)	7,345	92,767
Allegheny Energy, Inc.	2,215	46,404
Ameren Corp.	3,297	84,238
American Electric Power Co., Inc.	3,400	117,810
CenterPoint Energy, Inc.	4,300	59,985
CMS Energy Corp.	1,600	24,272
Consolidated Edison, Inc.	2,400	104,976
Constellation Energy Group, Inc.	3,400	109,752
Dominion Resources, Inc.	4,710	176,437
DTE Energy Co.	2,200	92,488
Duke Energy Corp.	8,064	133,298
Edison International	3,080	102,626
Entergy Corp.	1,325	101,111
Exelon Corp.	5,200	237,224
FirstEnergy Corp.	2,800	122,136
FPL Group, Inc.	1,100	53,636
Integrys Energy Group, Inc.	700	29,295
Northeast Utilities	1,400	35,448
Pepco Holdings, Inc.	1,700	27,914
PG&E Corp.	2,900	122,496
Pinnacle West Capital Corp.	1,600	57,312
PPL Corp.	2,485	73,283
Progress Energy, Inc.	1,600	62,352
Public Service Enterprise Group, Inc.	4,700	143,773
SCANA Corp.	1,400	49,854
The Southern Co.	2,800	89,600
TECO Energy, Inc.	1,700	26,469
Wisconsin Energy Corp.	200	9,788
Xcel Energy, Inc.	2,894	60,137
		2,446,881
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	6,385	265,233
Molex, Inc.	3,440	69,350
		334,583
Electronics – 0.2%
Agilent Technologies, Inc. (a)	2,100	58,863
Amphenol Corp. Class A	1,100	43,824
FLIR Systems, Inc. (a)	400	11,832
Jabil Circuit, Inc.	6,000	86,880
PerkinElmer, Inc.	1,300	26,182
Waters Corp. (a)	800	45,584
		273,165
Engineering & Construction – 0.1%
Fluor Corp.	1,000	45,340
Jacobs Engineering Group, Inc. (a)	1,300	49,127
		94,467
Entertainment – 0.0%
International Game Technology	1,600	29,344
Environmental Controls – 0.2%
Republic Services, Inc.	2,540	68,047
Stericycle, Inc. (a)	300	15,879
Waste Management, Inc.	4,191	134,321
		218,247
Foods – 1.3%
Campbell Soup Co.	1,480	49,003
ConAgra Foods, Inc.	3,600	81,864
Dean Foods Co. (a)	2,645	46,631
General Mills, Inc.	2,600	185,406
H.J. Heinz Co.	2,700	117,801
The Hershey Co.	1,250	45,538
Hormel Foods Corp.	1,450	56,115
The J.M. Smucker Co.	500	30,035
Kellogg Co.	1,200	65,304
Kraft Foods, Inc. Class A	11,500	318,090
The Kroger Co.	2,800	60,004
McCormick & Co., Inc.	600	21,780
Safeway, Inc.	3,800	85,310
Sara Lee Corp.	8,300	100,762
SUPERVALU, Inc.	2,800	41,188

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sysco Corp.	4,200	$117,558
Tyson Foods, Inc. Class A	7,355	101,646
Whole Foods Market, Inc. (a)	1,900	51,718
		1,575,753
Forest Products & Paper – 0.3%
International Paper Co.	5,875	134,596
MeadWestvaco Corp.	5,210	125,405
Plum Creek Timber Co., Inc.	880	31,830
Weyerhaeuser Co.	1,300	51,870
		343,701
Gas – 0.2%
Nicor, Inc.	790	32,011
NiSource, Inc.	6,000	85,500
Sempra Energy	2,200	111,650
		229,161
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	900	58,194
Snap-on, Inc.	400	16,352
The Stanley Works	1,010	51,763
		126,309
Health Care — Products – 2.1%
Baxter International, Inc.	3,490	200,989
Becton, Dickinson & Co.	1,400	105,518
Boston Scientific Corp. (a)	4,976	42,943
C.R. Bard, Inc.	500	41,445
CareFusion Corp. (a)	3,250	83,687
Intuitive Surgical, Inc. (a)	235	77,094
Johnson & Johnson	21,110	1,326,975
Medtronic, Inc.	8,600	368,854
St. Jude Medical, Inc. (a)	200	7,546
Stryker Corp.	2,400	124,608
Varian Medical Systems, Inc. (a)	500	25,145
Zimmer Holdings, Inc. (a)	1,300	73,216
		2,478,020
Health Care — Services – 1.1%
Aetna, Inc.	2,800	83,916
CIGNA Corp.	2,745	92,699
Coventry Health Care, Inc. (a)	4,460	102,045
DaVita, Inc. (a)	600	35,856
Humana, Inc. (a)	1,200	58,344
Laboratory Corporation of America Holdings (a)	700	49,770
Quest Diagnostics, Inc.	1,200	66,804
Tenet Healthcare Corp. (a)	9,500	52,630
Thermo Fisher Scientific, Inc. (a)	3,475	160,371
UnitedHealth Group, Inc.	9,100	300,300
WellPoint, Inc. (a)	4,000	254,880
		1,257,615
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	1,100	24,563
Home Builders – 0.1%
D.R. Horton, Inc.	3,415	40,263
Lennar Corp. Class A	1,600	24,576
Pulte Homes, Inc. (a)	2,202	23,165
		88,004
Home Furnishing – 0.1%
Harman International Industries, Inc.	500	17,775
Whirlpool Corp.	1,055	79,315
		97,090
Household Products – 0.3%
Avery Dennison Corp.	1,820	59,168
The Clorox Co.	1,000	59,170
Fortune Brands, Inc.	600	24,942
Kimberly-Clark Corp.	4,215	250,329
		393,609
Housewares – 0.0%
Newell Rubbermaid, Inc.	4,360	59,165
Insurance – 1.8%
Aflac, Inc.	3,675	177,980
The Allstate Corp.	4,200	125,706
American International Group, Inc. (a)	1,160	28,107
Aon Corp.	1,100	42,790
Assurant, Inc.	2,275	71,503
The Chubb Corp.	3,366	168,300
Cincinnati Financial Corp.	1,614	42,593
Genworth Financial, Inc. Class A (a)	5,000	69,200
The Hartford Financial Services Group, Inc.	3,900	93,561
Lincoln National Corp.	2,206	54,224
Loews Corp.	2,800	100,156
Marsh & McLennan Cos., Inc.	3,900	84,084
Metlife, Inc.	6,300	222,516
Principal Financial Group, Inc.	3,155	72,723
The Progressive Corp.	5,372	89,068
Prudential Financial, Inc.	4,300	214,957
Torchmark Corp.	1,000	44,900
The Travelers Cos., Inc.	6,922	350,738
Unum Group	2,700	52,839
XL Capital Ltd. Class A	4,900	82,173
		2,188,118
Internet – 1.5%
Akamai Technologies, Inc. (a)	1,600	39,520
Amazon.com, Inc. (a)	2,105	263,988
eBay, Inc. (a)	7,300	168,046
Expedia, Inc. (a)	3,125	66,906
Google, Inc. Class A (a)	1,795	950,309
McAfee, Inc. (a)	1,100	41,470
Priceline.com, Inc. (a)	300	58,605
Symantec Corp. (a)	5,500	93,225
VeriSign, Inc. (a)	2,815	64,492
Yahoo!, Inc. (a)	5,900	88,559
		1,835,120
Iron & Steel – 0.2%
AK Steel Holding Corp.	1,415	28,781
Allegheny Technologies, Inc.	900	36,765
Cliffs Natural Resources, Inc.	800	31,960
Nucor Corp.	2,300	93,840
United States Steel Corp.	1,000	44,430
		235,776
Leisure Time – 0.1%
Carnival Corp. (a)	1,615	53,828
Harley-Davidson, Inc.	2,500	56,850
		110,678
Lodging – 0.1%
Marriott International, Inc. Class A	1,816	47,634
Starwood Hotels & Resorts Worldwide, Inc.	800	26,656
Wyndham Worldwide Corp.	1,798	37,740
Wynn Resorts Ltd.	100	6,188
		118,218
Machinery — Construction & Mining – 0.2%
Caterpillar, Inc.	5,575	291,238

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 0.4%
Cummins, Inc.	2,100	$94,836
Deere & Co.	2,300	114,885
Eaton Corp.	1,860	113,906
Flowserve Corp.	300	27,051
Rockwell Automation, Inc.	1,100	53,064
Roper Industries, Inc.	325	16,276
		420,018
Manufacturing – 2.6%
3M Co.	5,660	455,573
Danaher Corp.	1,900	135,565
Dover Corp.	2,100	90,048
Eastman Kodak Co. (a)	1,700	10,285
General Electric Co.	103,180	1,659,134
Honeywell International, Inc.	5,315	205,372
Illinois Tool Works, Inc.	3,900	170,001
ITT Corp.	2,300	111,113
Leggett & Platt, Inc.	5,000	91,300
Pall Corp.	700	24,129
Parker Hannifin Corp.	1,550	86,661
Textron, Inc.	3,010	58,785
		3,097,966
Media – 1.9%
CBS Corp. Class B	5,400	69,822
Comcast Corp. Class A	23,725	375,567
DIRECTV Class A (a)	8,275	251,146
Gannett Co., Inc.	5,000	80,750
The McGraw-Hill Cos., Inc.	2,400	85,080
Meredith Corp.	1,200	37,176
New York Times Co. Class A (a)	900	11,628
News Corp. Class A	18,838	237,547
Scripps Networks Interactive Class A	500	21,350
Time Warner Cable, Inc.	1,771	77,198
Time Warner, Inc.	10,433	286,386
Viacom, Inc. Class B (a)	6,200	180,668
The Walt Disney Co.	15,864	468,781
The Washington Post Co. Class B	100	43,462
		2,226,561
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	100	10,525
Mining – 0.4%
Alcoa, Inc.	6,522	83,025
Freeport-McMoRan Copper & Gold, Inc.	3,306	220,477
Newmont Mining Corp.	3,985	170,797
Titanium Metals Corp. (a)	600	6,978
Vulcan Materials Co.	200	8,838
		490,115
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	2,745	57,425
Xerox Corp.	12,105	105,556
		162,981
Oil & Gas – 5.2%
Anadarko Petroleum Corp.	1,840	117,355
Apache Corp.	1,455	143,710
Cabot Oil & Gas Corp.	200	7,654
Chesapeake Energy Corp.	3,300	81,774
Chevron Corp.	16,585	1,196,110
ConocoPhillips	12,079	579,792
Denbury Resources, Inc. (a)	400	5,420
Devon Energy Corp.	1,000	66,910
Diamond Offshore Drilling, Inc.	400	36,612
EOG Resources, Inc.	700	63,294
EQT Corp.	100	4,402
Exxon Mobil Corp. (b)	40,100	2,583,643
Hess Corp.	860	49,699
Marathon Oil Corp.	5,035	150,093
Murphy Oil Corp.	1,400	71,512
Nabors Industries Ltd. (a)	2,400	53,520
Noble Energy, Inc.	810	59,892
Occidental Petroleum Corp.	6,200	485,708
Pioneer Natural Resources Co.	425	18,692
Questar Corp.	1,700	70,516
Range Resources Corp.	100	4,600
Rowan Companies, Inc. (a)	5,120	109,978
Sunoco, Inc.	400	10,036
Tesoro Corp.	3,400	42,500
Valero Energy Corp.	1,600	29,472
XTO Energy, Inc.	5,100	227,307
		6,270,201
Oil & Gas Services – 0.8%
Baker Hughes, Inc.	1,861	84,266
BJ Services Co.	1,905	39,376
Cameron International Corp. (a)	1,590	59,880
FMC Technologies, Inc. (a)	1,100	58,487
Halliburton Co.	8,400	245,364
National Oilwell Varco, Inc.	6,300	257,670
Schlumberger Ltd.	2,200	139,612
Smith International, Inc.	1,900	57,608
		942,263
Packaging & Containers – 0.2%
Ball Corp.	800	40,632
Bemis Co., Inc.	3,720	104,383
Owens-IIlinois, Inc. (a)	1,400	38,108
Pactiv Corp. (a)	1,200	27,060
Sealed Air Corp.	2,600	51,584
		261,767
Pharmaceuticals – 4.3%
Abbott Laboratories	11,650	616,751
Allergan, Inc.	2,300	132,250
AmerisourceBergen Corp.	3,100	84,506
Bristol-Myers Squibb Co.	15,440	376,118
Cardinal Health, Inc.	3,500	115,745
Cephalon, Inc. (a)	600	38,304
DENTSPLY International, Inc.	700	23,471
Eli Lilly & Co.	6,400	225,280
Express Scripts, Inc. (a)	900	75,474
Forest Laboratories, Inc. (a)	4,850	143,754
Gilead Sciences, Inc. (a)	1,870	90,265
Hospira, Inc. (a)	1,300	65,832
King Pharmaceuticals, Inc. (a)	3,875	46,539
Mead Johnson Nutrition Co. (a)	1,300	58,799
Medco Health Solutions, Inc. (a)	4,155	255,449
Merck & Co., Inc.	28,269	1,079,310
Mylan, Inc. (a)	3,415	62,256
Patterson Cos., Inc. (a)	700	19,992
Pfizer, Inc.	84,791	1,582,200
Watson Pharmaceuticals, Inc. (a)	700	26,859
		5,119,154
Pipelines – 0.2%
El Paso Corp.	3,500	35,525
Spectra Energy Corp.	3,800	80,750
The Williams Cos., Inc.	4,400	91,696
		207,971

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	1,700	$20,910
Real Estate Investment Trusts (REITS) – 0.5%
Apartment Investment & Management Co. Class A	804	12,349
AvalonBay Communities, Inc.	318	24,362
Boston Properties, Inc.	1,000	64,870
Equity Residential	2,300	73,715
HCP, Inc.	1,100	31,185
Health Care REIT, Inc.	500	21,500
Host Hotels & Resorts, Inc. (a)	2,450	25,970
Kimco Realty Corp.	2,225	28,080
ProLogis	3,200	40,320
Public Storage	1,000	79,180
Simon Property Group, Inc.	1,554	111,888
Ventas, Inc.	1,100	46,420
Vornado Realty Trust	1,129	73,024
		632,863
Retail – 3.9%
Abercrombie & Fitch Co. Class A	2,600	82,004
AutoNation, Inc. (a)	5,290	95,220
AutoZone, Inc. (a)	300	46,509
Bed Bath & Beyond, Inc. (a)	2,100	81,270
Best Buy Co., Inc.	3,370	123,510
Big Lots, Inc. (a)	3,100	88,071
Coach, Inc.	3,720	129,754
Costco Wholesale Corp.	3,300	189,519
CVS Caremark Corp.	4,465	144,532
Darden Restaurants, Inc.	600	22,176
Family Dollar Stores, Inc.	1,280	39,526
GameStop Corp. Class A (a)	2,300	45,471
The Gap, Inc.	5,800	110,664
The Home Depot, Inc.	13,900	389,339
J.C. Penney Co., Inc.	3,400	84,422
Kohl's Corp. (a)	2,300	115,851
Limited Brands, Inc.	4,495	85,495
Lowe's Cos., Inc.	10,445	226,134
Macy's, Inc.	5,400	86,022
McDonald's Corp.	3,680	229,742
Nordstrom, Inc.	1,500	51,810
O'Reilly Automotive, Inc. (a)	500	18,900
Office Depot, Inc. (a)	18,800	106,784
Polo Ralph Lauren Corp.	800	65,600
RadioShack Corp.	900	17,568
Ross Stores, Inc.	1,910	87,726
Sears Holdings Corp. (a)	700	65,296
Staples, Inc.	5,200	121,992
Starbucks Corp. (a)	6,600	143,814
Target Corp.	5,110	261,990
Tiffany & Co.	1,500	60,915
The TJX Cos., Inc.	3,900	148,239
Wal-Mart Stores, Inc.	14,955	799,046
Walgreen Co.	8,000	288,400
Yum! Brands, Inc.	1,555	53,197
		4,706,508
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	4,300	57,061
People's United Financial, Inc.	2,400	38,808
		95,869
Semiconductors – 1.6%
Advanced Micro Devices, Inc. (a)	3,900	29,094
Altera Corp.	1,800	38,376
Analog Devices, Inc.	2,085	56,212
Applied Materials, Inc.	8,700	105,966
Broadcom Corp. Class A (a)	3,600	96,192
Intel Corp.	37,867	734,620
KLA-Tencor Corp.	1,700	47,940
Linear Technology Corp.	2,580	67,338
LSI Corp. (a)	10,219	50,993
MEMC Electronic Materials, Inc. (a)	900	11,322
Microchip Technology, Inc.	1,300	33,553
Micron Technology, Inc. (a)	8,830	76,997
National Semiconductor Corp.	1,400	18,564
Novellus Systems, Inc. (a)	1,255	26,229
NVIDIA Corp. (a)	4,300	66,177
QLogic Corp. (a)	1,940	33,349
Teradyne, Inc. (a)	9,020	84,247
Texas Instruments, Inc.	13,775	309,937
Xilinx, Inc.	2,300	54,234
		1,941,340
Software – 2.9%
Adobe Systems, Inc. (a)	4,300	138,890
Autodesk, Inc. (a)	1,000	23,790
BMC Software, Inc. (a)	1,400	54,096
CA, Inc.	3,212	70,793
Citrix Systems, Inc. (a)	785	32,617
Compuware Corp. (a)	3,705	28,121
Dun & Bradstreet Corp.	150	11,846
Electronic Arts, Inc. (a)	1,900	30,932
Fidelity National Information Services, Inc.	4,800	113,088
Fiserv, Inc. (a)	1,000	45,040
IMS Health, Inc.	3,396	73,489
Intuit, Inc. (a)	2,400	71,064
Microsoft Corp.	68,335	1,925,680
Novell, Inc. (a)	2,200	9,834
Oracle Corp.	32,120	740,687
Red Hat, Inc. (a)	1,300	35,386
Salesforce.com, Inc. (a)	400	25,420
		3,430,773
Telecommunications – 3.4%
American Tower Corp. Class A (a)	200	8,490
AT&T, Inc.	46,732	1,185,123
CenturyTel, Inc.	2,555	86,895
Cisco Systems, Inc. (a)	43,885	986,096
Corning, Inc.	7,745	140,030
Frontier Communications Corp.	4,405	33,522
Harris Corp.	1,790	76,827
JDS Uniphase Corp. (a)	5,900	46,374
Juniper Networks, Inc. (a)	3,300	81,939
MetroPCS Communications, Inc. (a)	3,530	19,874
Motorola, Inc. (a)	17,100	105,165
Qualcomm, Inc.	12,745	499,476
Qwest Communications International, Inc.	25,390	106,892
Sprint Nextel Corp. (a)	19,500	63,960
Tellabs, Inc. (a)	3,100	19,933
Verizon Communications, Inc.	18,968	558,039
Windstream Corp.	5,780	59,592
		4,078,227
Textiles – 0.0%
Cintas Corp.	900	22,599
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	1,000	30,550
Mattel, Inc.	2,300	45,356
		75,906

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation – 1.2%
Burlington Northern Santa Fe Corp.	800	$79,784
C.H. Robinson Worldwide, Inc.	1,300	73,619
CSX Corp.	3,800	162,868
Expeditors International of Washington, Inc.	1,300	44,330
FedEx Corp.	2,075	162,576
Norfolk Southern Corp.	2,900	136,474
Ryder System, Inc.	500	18,200
Union Pacific Corp.	3,550	214,775
United Parcel Service, Inc. Class B	9,169	529,693
		1,422,319
TOTAL COMMON STOCK (Cost $67,472,377)		73,572,028
TOTAL EQUITIES (Cost $67,472,377)		73,572,028
	Principal Amount
BONDS & NOTES – 35.9%
CORPORATE DEBT – 14.9%
Advertising – 0.0%
Interpublic Group of Companies, Inc. 10.000% 7/15/17	$15,000	16,575
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. (c) 6.375% 6/01/19	50,000	55,032
Goodrich Corp. 6.125% 3/01/19	20,000	22,101
Lockheed Martin Corp. 5.500% 11/15/39	50,000	49,562
		126,695
Agriculture – 0.1%
Cargill, Inc. (c) 5.200% 1/22/13	150,000	160,409
Banks – 1.1%
Bank of America Corp. 2.100% 4/30/12	100,000	101,961
Bank of America Corp. 4.250% 10/01/10	225,000	230,084
Bank of America Corp. Series L (b) 5.650% 5/01/18	90,000	90,846
Barclays Bank PLC 5.200% 7/10/14	135,000	144,377
Barclays Bank PLC 6.750% 5/22/19	50,000	55,828
Capital One Financial Corp. 7.375% 5/23/14	35,000	40,063
Credit Suisse AG 5.400% 1/14/20	70,000	69,907
Credit Suisse New York 5.500% 5/01/14	35,000	38,260
HSBC Finance Corp. 6.375% 10/15/11	125,000	133,618
HSBC Holdings PLC 6.500% 9/15/37	80,000	83,691
ICICI Bank Ltd. (c) 5.500% 3/25/15	70,000	70,750
The Royal Bank of Scotland PLC (c) 4.875% 8/25/14	65,000	66,699
Wachovia Bank NA 6.600% 1/15/38	65,000	68,795
Wachovia Corp. 5.300% 10/15/11	65,000	69,062
Wachovia Corp. 5.750% 6/15/17	5,000	5,291
		1,269,232
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	75,000	78,368
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	30,000	31,520
The Coca-Cola Co. 5.350% 11/15/17	60,000	66,011
Diageo Finance BV 3.875% 4/01/11	35,000	36,159
Foster's Finance Corp. (c) 6.875% 6/15/11	225,000	240,260
		452,318
Building Materials – 0.3%
CRH America, Inc. 8.125% 7/15/18	90,000	106,394
Owens Corning, Inc. 9.000% 6/15/19	10,000	11,497
Trane US, Inc. 7.625% 2/15/10	200,000	200,354
		318,245
Chemicals – 0.6%
Airgas, Inc. 4.500% 9/15/14	50,000	52,091
Airgas, Inc. (c) 7.125% 10/01/18	40,000	42,000
Ashland, Inc. (c) 9.125% 6/01/17	10,000	10,900
Cytec Industries, Inc. 8.950% 7/01/17	15,000	18,013
The Dow Chemical Co. 7.600% 5/15/14	70,000	80,537
The Dow Chemical Co. 8.550% 5/15/19	70,000	83,714
The Dow Chemical Co. 9.400% 5/15/39	25,000	32,967
Ecolab, Inc. 4.875% 2/15/15	150,000	162,374
EI du Pont de Nemours & Co. 6.000% 7/15/18	30,000	33,334
The Lubrizol Corp. 8.875% 2/01/19	30,000	37,816
Praxair, Inc. 5.250% 11/15/14	135,000	149,349
Valspar Corp. 7.250% 6/15/19	25,000	28,442
		731,537
Commercial Services – 0.2%
Deluxe Corp. 7.375% 6/01/15	20,000	19,050
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	100,000	100,578
Equifax, Inc. 7.000% 7/01/37	60,000	63,664
ERAC USA Finance LLC (c) 6.700% 6/01/34	85,000	80,638
		263,930
Computers – 0.2%
Brocade Communications Systems, Inc. (c) 6.625% 1/15/18	10,000	10,125
Brocade Communications Systems, Inc. (c) 6.875% 1/15/20	5,000	5,100
Computer Sciences Corp. 5.500% 3/15/13	25,000	27,139

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electronic Data Systems Corp. Series B 6.000% 8/01/13	$90,000	$101,486
EMC Corp., Convertible 1.750% 12/01/13	50,000	59,688
		203,538
Diversified Financial – 3.0%
American Express Co. 6.150% 8/28/17	50,000	53,381
American Express Co. 7.250% 5/20/14	25,000	28,563
American Express Co. 8.125% 5/20/19	30,000	36,282
American Express Credit Corp. 7.300% 8/20/13	140,000	159,061
American General Finance Corp. 6.500% 9/15/17	50,000	35,979
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	68,807
BlackRock, Inc. 5.000% 12/10/19	20,000	20,016
BlackRock, Inc. 6.250% 9/15/17	45,000	49,554
Boeing Capital Corp. Ltd. 6.500% 2/15/12	50,000	55,155
Citigroup, Inc. 5.500% 10/15/14	40,000	41,200
Citigroup, Inc. 5.500% 2/15/17	115,000	110,573
Citigroup, Inc. 5.875% 5/29/37	65,000	57,940
Citigroup, Inc. 6.375% 8/12/14	80,000	84,891
Citigroup, Inc. 6.500% 8/19/13	90,000	97,215
Citigroup, Inc. 8.125% 7/15/39	40,000	45,359
Eaton Vance Corp. 6.500% 10/02/17	20,000	21,050
GATX Financial Corp. 5.125% 4/15/10	230,000	231,245
General Electric Capital Corp. 2.800% 1/08/13	60,000	60,031
General Electric Capital Corp. 5.375% 10/20/16	100,000	105,374
General Electric Capital Corp. 5.500% 1/08/20	220,000	217,876
General Electric Capital Corp. 5.900% 5/13/14	60,000	65,426
General Electric Capital Corp. 6.000% 8/07/19	100,000	103,508
The Goldman Sachs Group, Inc. 5.625% 1/15/17	65,000	66,665
The Goldman Sachs Group, Inc. 6.125% 2/15/33	65,000	64,879
The Goldman Sachs Group, Inc. 6.750% 10/01/37	135,000	133,483
HSBC Finance Corp. 5.900% 6/19/12	35,000	37,728
John Deere Capital Corp. FRN 0.706% 2/26/10	100,000	100,031
JP Morgan Chase & Co. FRN 0.484% 6/15/12	175,000	175,961
JP Morgan Chase & Co. 2.625% 12/01/10	200,000	203,935
Lazard Group LLC 6.850% 6/15/17	75,000	77,587
Lazard Group LLC 7.125% 5/15/15	95,000	102,212
Merrill Lynch & Co., Inc. 5.450% 2/05/13	200,000	212,814
Morgan Stanley FRN 0.554% 2/10/12	200,000	201,298
Morgan Stanley 4.200% 11/20/14	130,000	131,735
Morgan Stanley 5.450% 1/09/17	60,000	62,094
SLM Corp. 5.000% 10/01/13	65,000	59,470
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	15,068
Textron Financial Corp. 5.125% 11/01/10	125,000	127,237
Virgin Media Secured Finance PLC (c) 6.500% 1/15/18	100,000	98,375
		3,619,058
Electric – 1.2%
Allegheny Energy Supply (c) 8.250% 4/15/12	75,000	83,249
Ameren Corp. 8.875% 5/15/14	70,000	81,335
CMS Energy Corp. 6.250% 2/01/20	10,000	9,957
CMS Energy Corp. 8.500% 4/15/11	125,000	132,622
Entergy Gulf States, Inc. 5.250% 8/01/15	21,000	21,036
Kansas Gas & Electric Co. 5.647% 3/29/21	75,286	76,281
MidAmerican Funding LLC 6.750% 3/01/11	45,000	46,909
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	74,431	76,292
Monongahela Power 6.700% 6/15/14	110,000	120,365
Nevada Power Co. Series L 5.875% 1/15/15	120,000	130,809
Nevada Power Co. Series N 6.650% 4/01/36	20,000	21,542
NRG Energy, Inc. 8.500% 6/15/19	40,000	40,200
Oncor Electric Delivery Co. 6.800% 9/01/18	40,000	44,944
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	18,038
PPL Energy Supply LLC 6.300% 7/15/13	70,000	76,390
Tenaska Oklahoma (c) 6.528% 12/30/14	94,456	85,529
TransAlta Corp. 5.750% 12/15/13	250,000	269,987
Tri-State Generation & Transmission Association Series 2003, Class A (c) 6.040% 1/31/18	91,454	94,622
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	52,688
		1,482,795

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electrical Components & Equipment – 0.1%
Anixter Inc. 5.950% 3/01/15	$130,000	$123,012
Electronics – 0.1%
Arrow Electronics, Inc. 6.000% 4/01/20	90,000	92,332
Entertainment – 0.0%
International Game Technology 7.500% 6/15/19	25,000	28,113
Environmental Controls – 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	110,000	114,509
Republic Services, Inc. (c) 5.250% 11/15/21	25,000	25,263
		139,772
Foods – 0.1%
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	46,286
The Kroger Co. 7.500% 1/15/14	40,000	46,409
Sara Lee Corp. 3.875% 6/15/13	35,000	36,145
		128,840
Forest Products & Paper – 0.2%
International Paper Co. 7.300% 11/15/39	25,000	26,957
International Paper Co. 9.375% 5/15/19	60,000	75,123
The Mead Corp. 7.550% 3/01/47	55,000	53,595
Rock-Tenn Co. 5.625% 3/15/13	25,000	25,563
Rock-Tenn Co. 8.200% 8/15/11	55,000	57,887
Rock-Tenn Co. 9.250% 3/15/16	20,000	21,750
Verso Paper Holdings LLC (c) 11.500% 7/01/14	10,000	10,750
		271,625
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	100,000	101,138
Southwest Gas Corp. 8.375% 2/15/11	50,000	53,107
		154,245
Hand & Machine Tools – 0.1%
Kennametal, Inc. 7.200% 6/15/12	65,000	68,526
Health Care — Products – 0.2%
Beckman Coulter, Inc. 6.000% 6/01/15	40,000	44,306
Beckman Coulter, Inc. 7.000% 6/01/19	30,000	34,523
Boston Scientific Corp. 4.500% 1/15/15	70,000	70,519
Boston Scientific Corp. 6.000% 1/15/20	35,000	35,360
Boston Scientific Corp. 7.375% 1/15/40	20,000	21,297
		206,005
Health Care — Services – 0.2%
HCA, Inc. (c) 7.875% 2/15/20	15,000	15,413
HCA, Inc. (c) 8.500% 4/15/19	75,000	79,312
Roche Holdings, Inc. (c) 5.000% 3/01/14	60,000	64,908
Roche Holdings, Inc. (c) 6.000% 3/01/19	15,000	16,567
Roche Holdings, Inc. (c) 7.000% 3/01/39	5,000	6,073
		182,273
Holding Company — Diversified – 0.3%
Hutchison Whampoa International Ltd. (c) 5.750% 9/11/19	45,000	45,630
Leucadia National Corp. (b) 7.750% 8/15/13	350,000	360,500
		406,130
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	28,000	28,160
Toro Co. 7.800% 6/15/27	40,000	39,213
Whirlpool Corp. 8.600% 5/01/14	20,000	23,086
		90,459
Insurance – 0.4%
Aflac, Inc. 8.500% 5/15/19	25,000	29,278
The Allstate Corp. 7.450% 5/16/19	10,000	11,674
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	30,000	30,173
CNA Financial Corp. 7.350% 11/15/19	40,000	41,909
Lincoln National Corp. 6.300% 10/09/37	20,000	19,141
Lincoln National Corp. 8.750% 7/01/19	50,000	60,764
MetLife, Inc. Series A 6.817% 8/15/18	75,000	85,428
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	35,800
Prudential Financial, Inc. 3.875% 1/14/15	45,000	45,357
Prudential Financial, Inc. 4.750% 9/17/15	75,000	78,260
		437,784
Investment Companies – 0.0%
Xstrata Finance Canada (c) 5.800% 11/15/16	45,000	47,538
Iron & Steel – 0.5%
AK Steel Corp. 7.750% 6/15/12	55,000	55,275
ArcelorMittal 7.000% 10/15/39	45,000	46,147
ArcelorMittal 9.000% 2/15/15	115,000	139,180
Gerdau Holdings, Inc. (c) 7.000% 1/20/20	85,000	85,425
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	56,085
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	50,829
Steel Dynamics, Inc. 7.375% 11/01/12	140,000	143,150
		576,091
Lodging – 0.2%
Marriott International, Inc. 6.200% 6/15/16	180,000	189,818
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	8,000	8,230

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Starwood Hotels & Resorts Worldwide, Inc. 7.150% 12/01/19	$50,000	$49,750
		247,798
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	150,000	157,875
Roper Industries, Inc. 6.625% 8/15/13	85,000	93,656
		251,531
Manufacturing – 0.4%
Bombardier, Inc. (c) 6.750% 5/01/12	65,000	67,681
Illinois Tool Works, Inc. 5.150% 4/01/14	150,000	165,862
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	44,980
ITT Corp. 4.900% 5/01/14	40,000	42,907
ITT Corp. 6.125% 5/01/19	40,000	44,262
Tyco Electronics Group SA 6.000% 10/01/12	45,000	48,787
Tyco Electronics Group SA 6.550% 10/01/17	40,000	43,481
		457,960
Media – 0.8%
CBS Corp. 6.625% 5/15/11	120,000	126,290
CBS Corp. 7.875% 7/30/30	40,000	43,871
Cox Communications, Inc. 6.750% 3/15/11	200,000	211,518
News America, Inc. (c) 6.900% 8/15/39	50,000	55,337
Rogers Communications, Inc. 5.500% 3/15/14	60,000	65,141
Rogers Communications, Inc. 7.500% 8/15/38	20,000	23,585
Scholastic Corp. 5.000% 4/15/13	70,000	65,975
Thomson Corp. 5.700% 10/01/14	135,000	150,069
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	26,501
Time Warner Cable, Inc. 7.500% 4/01/14	55,000	64,240
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	12,046
Time Warner Cable, Inc. 8.750% 2/14/19	55,000	68,035
Viacom, Inc. 6.250% 4/30/16	40,000	44,719
		957,327
Mining – 0.2%
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	70,000	76,334
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	63,845
Teck Resources Ltd. 9.750% 5/15/14	10,000	11,425
Teck Resources Ltd. 10.250% 5/15/16	20,000	22,850
Teck Resources Ltd. 10.750% 5/15/19	10,000	11,775
Vale Overseas Ltd. 6.250% 1/23/17	65,000	68,991
Vale Overseas Ltd. 6.875% 11/10/39	20,000	20,423
		275,643
Office Equipment/Supplies – 0.1%
Xerox Corp. 4.250% 2/15/15	30,000	30,533
Xerox Corp. 5.500% 5/15/12	50,000	53,318
Xerox Corp. 5.625% 12/15/19	40,000	41,362
Xerox Corp. 8.250% 5/15/14	10,000	11,761
		136,974
Office Furnishings – 0.1%
Steelcase, Inc. 6.500% 8/15/11	95,000	96,145
Oil & Gas – 0.5%
Morgan Stanley (Gazprom) (c) 9.625% 3/01/13	75,000	83,813
Motiva Enterprises LLC (c) 5.750% 1/15/20	40,000	42,011
Motiva Enterprises LLC (c) 6.850% 1/15/40	35,000	37,776
Newfield Exploration Co. 6.875% 2/01/20	125,000	124,687
Noble Holding International Ltd. 7.375% 3/15/14	95,000	108,376
Pemex Project Funding Master Trust 6.625% 6/15/38	45,000	41,630
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	47,592
The Premcor Refining Group, Inc. 6.750% 5/01/14	60,000	61,687
Tesoro Corp. 6.500% 6/01/17	50,000	47,625
Transocean, Inc., Convertible 1.500% 12/15/37	50,000	47,938
		643,135
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	50,000	41,330
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	45,000	42,863
		84,193
Packaging & Containers – 0.2%
Ball Corp. 7.125% 9/01/16	50,000	52,125
Packaging Corp. of America 5.750% 8/01/13	50,000	53,983
Pactiv Corp. 5.875% 7/15/12	50,000	53,703
Pactiv Corp. 6.400% 1/15/18	45,000	47,853
Sealed Air Corp. (c) 5.625% 7/15/13	35,000	36,054
Sealed Air Corp. (c) 6.875% 7/15/33	40,000	38,017
		281,735
Pharmaceuticals – 0.1%
Abbott Laboratories 5.600% 11/30/17	55,000	60,946
Pipelines – 0.8%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	41,540

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	$65,000	$70,248
DCP Midstream LLC (c) 9.750% 3/15/19	50,000	63,789
Enogex LLC (c) 6.875% 7/15/14	120,000	129,081
Enterprise Products Operating LP 7.500% 2/01/11	35,000	36,977
Gulf South Pipeline Co. LP (c) 5.050% 2/01/15	40,000	42,047
Kern River Funding Corp. (c) 4.893% 4/30/18	133,900	134,703
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	27,051
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	26,010
Kinder Morgan Energy Partners LP 6.950% 1/15/38	95,000	104,537
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	30,000	31,368
Rockies Express Pipeline LLC (c) 6.250% 7/15/13	75,000	82,406
Rockies Express Pipeline LLC (c) 6.850% 7/15/18	45,000	51,011
Southern Natural Gas Co. (c) 5.900% 4/01/17	55,000	58,084
Trans-Canada PipeLines Ltd. 6.200% 10/15/37	30,000	31,394
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	75,000	86,159
		1,016,405
Real Estate – 0.0%
Brookfield Asset Management, Inc. 7.125% 6/15/12	25,000	26,688
Real Estate Investment Trusts (REITS) – 0.1%
Senior Housing Properties Trust 8.625% 1/15/12	25,000	25,937
Simon Property Group LP 4.200% 2/01/15	10,000	10,161
Simon Property Group LP 5.650% 2/01/20	30,000	30,022
		66,120
Retail – 0.1%
J.C. Penney Corp., Inc. 7.950% 4/01/17	30,000	32,550
Lowe's Cos., Inc. 5.600% 9/15/12	55,000	61,313
McDonald's Corp. 6.300% 10/15/37	25,000	27,446
Nordstrom, Inc. 6.750% 6/01/14	20,000	22,648
		143,957
Savings & Loans – 0.1%
Glencore Funding LLC (c) 6.000% 4/15/14	150,000	155,326
Washington Mutual Bank (d) 5.650% 8/15/14	180,000	900
		156,226
Software – 0.0%
CA, Inc. 5.375% 12/01/19	15,000	15,384
Oracle Corp. 6.125% 7/08/39	25,000	26,543
		41,927
Telecommunications – 0.9%
AT&T, Inc. 6.500% 9/01/37	65,000	68,106
British Telecom PLC STEP 9.625% 12/15/30	15,000	19,209
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	95,000	110,609
CenturyTel, Inc. 5.500% 4/01/13	45,000	47,505
CenturyTel, Inc. 6.150% 9/15/19	30,000	31,191
CenturyTel, Inc. 7.600% 9/15/39	40,000	41,903
Cisco Systems, Inc. 5.500% 1/15/40	60,000	57,784
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	19,310
Embarq Corp. 7.082% 6/01/16	30,000	33,302
Nokia Corp. 5.375% 5/15/19	40,000	41,825
Qwest Corp. 7.875% 9/01/11	170,000	178,075
Qwest Corp. 8.875% 3/15/12	140,000	150,325
Rogers Communications, Inc. 6.800% 8/15/18	40,000	45,490
Telecom Italia Capital 6.000% 9/30/34	10,000	9,497
Telecom Italia Capital 6.175% 6/18/14	70,000	76,763
Verizon Global Funding Corp. (b) 7.750% 12/01/30	40,000	47,677
Windstream Corp. (c) 7.875% 11/01/17	60,000	59,250
		1,037,821
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	85,000	90,100
Transportation – 0.1%
Canadian National Railway Co. 5.850% 11/15/17	30,000	32,965
Canadian National Railway Co. 6.375% 11/15/37	40,000	45,211
CSX Corp. 7.250% 5/01/27	10,000	11,388
		89,564
Trucking & Leasing – 0.1%
GATX Corp. 8.750% 5/15/14	100,000	114,417
TOTAL CORPORATE DEBT (Cost $17,042,790)		17,873,689
MUNICIPAL OBLIGATIONS – 0.2%
North Texas Tollway Authority 6.718% 1/01/49	130,000	138,442
State of California 5.950% 4/01/16	35,000	36,200

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California 7.550% 4/01/39	$25,000	$24,538
		199,180
TOTAL MUNICIPAL OBLIGATIONS (Cost $190,521)		199,180
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 3.2%
Automobile ABS – 0.1%
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.283% 3/15/11	13,686	13,683
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	66,687	67,208
		80,891
Commercial MBS – 2.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.744% 2/10/51	160,000	144,621
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	135,000	134,538
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	73,858
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	200,000	203,592
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	150,000	153,057
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	75,000	68,146
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	100,000	91,670
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	160,000	162,815
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	125,000	113,542
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	100,000	101,615
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (c) 6.216% 2/15/41	165,000	73,734
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.236% 5/15/41	150,000	148,664
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	98,391
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	100,000	91,128
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	210,000	215,289
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	100,000	92,957
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	124,153
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.856% 2/15/51	220,000	227,133
		2,318,903
Home Equity ABS – 0.0%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.591% 7/25/35	50,000	43,023
Student Loans ABS – 0.6%
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.331% 5/25/36	24,028	22,001
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.261% 3/28/17	107,472	106,709
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (c) (e) 0.853% 6/20/14	250,000	124,752
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1/27/42	100,000	96,000
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 0.229% 4/25/14	25,374	25,361
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (c) 0.682% 7/27/20	96,620	96,379

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (c) 1.100% 12/15/16	$100,000	$99,819
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (c) 1.744% 12/15/16	50,000	49,910
SLM Student Loan Trust, Series 2003-5, Class A6 FRN 1.900% 6/17/30	50,000	46,969
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.050% 9/15/28	50,000	46,250
SLM Student Loan Trust, Series 2003-2, Class A9 FRN 4.380% 9/15/28	50,000	46,500
		760,650
WL Collateral CMO – 0.5%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.311% 7/20/36	45,897	42,176
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.763% 9/25/33	8,429	6,362
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.539% 2/25/34	13,246	10,134
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.749% 8/25/34	18,260	15,872
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.423% 1/19/38	115,197	61,987
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.341% 5/25/37	126,639	66,727
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.711% 8/25/34	36,936	23,762
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.481% 8/25/36	42,486	26,414
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.666% 2/25/34	5,501	4,794
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.776% 7/25/33	3,066	2,749
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 3.403% 2/25/34	323	256
Morgan Stanley Reremic Trust 3.000% 7/17/56	92,134	90,854
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.411% 6/25/46	226,423	76,817
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.421% 4/25/46	141,959	68,656
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 3.670% 3/25/34	23,451	19,934
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	34,210	28,380
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.881% 4/25/44	62,577	32,959
		578,833
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.926% 6/25/32	20,669	17,122
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,397,393)		3,799,422
SOVEREIGN DEBT OBLIGATIONS – 0.1%
Poland Government International Bond 6.375% 7/15/19	50,000	53,885
Republic of Brazil International Bond 5.625% 1/07/41	35,000	31,850
		85,735
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $84,018)		85,735
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 12.4%
Collateralized Mortgage Obligations – 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	93,463	105,400
Pass-Through Securities – 12.3%
Federal Home Loan Mortgage Corp.
Pool #G11723 5.500% 7/01/20	546,776	590,753
Pool #J00453 5.500% 11/01/20	92,965	100,268
Pool #J01136 5.500% 1/01/21	257,692	277,734
Pool #E85389 6.000% 9/01/16	39,196	42,560
Pool #G11431 6.000% 2/01/18	13,164	14,305
Pool #E85015 6.500% 8/01/16	12,083	13,149
Pool #G00729 8.000% 6/01/27	49,324	55,077
Pool #554904 9.000% 3/01/17	536	599
Federal National Mortgage Association
Pool #725692 3.919% 10/01/33	65,169	67,064

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #888586 3.976% 10/01/34	$130,855	$135,133
Pool #725796 5.500% 9/01/19	752,421	813,879
Pool #555880 5.500% 11/01/33	392,285	417,263
Pool #255458 5.500% 11/01/34	842,125	895,087
Pool #825454 5.500% 6/01/35	101,623	108,443
Pool #826735 5.500% 8/01/35	301,476	321,708
Pool #522294 5.625% 7/15/37	425,000	457,969
Pool #586036 6.000% 5/01/16	6,992	7,539
Pool #564594 7.000% 1/01/31	21,627	23,931
Pool #253795 7.000% 5/01/31	23,925	26,480
Pool #507061 7.500% 10/01/29	2,368	2,623
Pool #519528 7.500% 11/01/29	24,189	26,812
Pool #527761 7.500% 2/01/30	5,962	6,586
Pool #531196 7.500% 2/01/30	1,838	2,032
Pool #534119 7.500% 3/01/30	761	841
Pool #534420 7.500% 3/01/30	1,570	1,735
Pool #253183 7.500% 4/01/30	7,690	8,497
Pool #529259 7.500% 4/01/30	3,123	3,450
Pool #537797 7.500% 4/01/30	2,868	3,170
Pool #253265 7.500% 5/01/30	11,690	12,915
Pool #533912 8.000% 3/01/30	1,395	1,467
Pool #535248 8.000% 4/01/30	575	643
Pool #539460 8.000% 5/01/30	2,459	2,748
Pool #546988 8.000% 7/01/30	19,065	21,295
Pool #552630 8.000% 9/01/30	2,351	2,589
Pool #190317 8.000% 8/01/31	6,650	7,434
Government National Mortgage Association
Pool #351528 7.000% 8/15/23	20,853	22,840
Pool #352049 7.000% 10/15/23	5,152	5,664
Pool #588012 7.000% 7/15/32	7,636	8,420
Pool #591581 7.000% 8/15/32	3,310	3,643
Pool #204408 7.500% 3/15/17	1,179	1,231
Pool #185306 7.500% 4/15/17	6,008	6,535
Pool #188302 7.500% 5/15/17	3,710	3,855
Pool #199170 7.500% 5/15/17	320	345
Pool #189371 7.500% 6/15/17	2,462	2,679
Government National Mortgage Association TBA
Pool #5028 4.500% 3/01/39 (f)	2,468,000	2,500,585
Pool #11081 5.000% 3/01/38 (f)	7,391,000	7,697,611
New Valley Generation IV 4.687% 1/15/22	78,339	79,473
		14,806,659
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $14,575,849)		14,912,059
U.S. TREASURY OBLIGATIONS – 5.1%
U.S. Treasury Bonds & Notes – 5.1%
U.S. Treasury Bond 4.375% 2/15/38	950,000	934,191
U.S. Treasury Note 1.875% 4/30/14	15,000	14,926
U.S. Treasury Note (g) 2.500% 3/31/13	1,585,000	1,637,317
U.S. Treasury Note 2.625% 2/29/16	385,000	381,376
U.S. Treasury Note (b) 3.500% 2/15/18	1,435,000	1,453,162
U.S. Treasury Note (b) 4.250% 8/15/15	1,115,000	1,214,305
U.S. Treasury Note (b) 4.875% 5/31/11	360,000	381,150
U.S. Treasury Principal Strip 0.000% 2/15/28	320,000	137,264
		6,153,691
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,203,703)		6,153,691
TOTAL BONDS & NOTES (Cost $42,494,274)		43,023,776
	Number of Shares
MUTUAL FUNDS – 0.6%
Diversified Financial – 0.6%
iShares Barclays Aggregate Bond Fund	6,798	711,411
TOTAL MUTUAL FUNDS (Cost $690,949)		711,411
PURCHASED OPTIONS – 0.0%
Diversified Financial – 0.0%
Goldman Sachs Group, Inc, Expires 2/20/10, Strike 165.00	4,800	3,936
TOTAL PURCHASED OPTIONS (Cost $13,861)		3,936
TOTAL LONG-TERM INVESTMENTS (Cost $110,671,461)		117,311,151
	Principal Amount
SHORT-TERM INVESTMENTS – 10.9%
Commercial Paper – 10.0%
AGL Capital Corp. (c) 0.270% 2/17/10	$1,000,000	999,865
AutoZone, Inc. (c) 0.220% 2/04/10	1,000,000	999,969
Block Financial Corp. (c) 0.350% 2/01/10	1,000,000	999,981
BMW US Capital LLC (c) 0.300% 2/10/10	1,000,000	999,908
Duke Energy Corp. (c) 0.220% 2/24/10	1,000,000	999,847
Eaton Corp. (c) 0.250% 2/17/10	1,000,000	999,875
Elsevier Finance SA (c) 0.300% 2/09/10	1,000,000	999,917

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FPL Group, Inc. (c) 0.230% 2/22/10	$1,000,000	$999,853
Oneok, Inc. (c) 0.240% 2/02/10	1,000,000	999,980
Public Service Co. of Colorado 0.250% 2/16/10	1,000,000	999,882
Time Warner Cable, Inc. (c) 0.200% 2/19/10	1,000,000	999,889
Wellpoint, Inc. (c) 0.200% 2/03/10	1,000,000	999,978
		11,998,944
Time Deposits – 0.9%
Euro Time Deposit 0.010% 2/01/10	1,085,748	1,085,748
TOTAL SHORT-TERM INVESTMENTS (Cost $13,084,692)		13,084,692
TOTAL INVESTMENTS – 108.9% (Cost $123,756,153) (h)		130,395,843
Other Assets/ (Liabilities) – (8.9)%		(10,707,639)
NET ASSETS – 100.0%		$119,688,204

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to a value of $14,080,609 or 11.76% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At January 31, 2010, these securities amounted to a value of $900 or 0.00% of net assets.
(e)	Restricted security. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.9%
COMMON STOCK – 95.9%
Aerospace & Defense – 1.1%
Lockheed Martin Corp.	32,250	$2,403,270
Auto Manufacturers – 3.0%
Navistar International Corp. (a)	173,742	6,426,717
Banks – 1.1%
Comerica, Inc.	18,700	645,337
Wells Fargo & Co.	61,500	1,748,445
		2,393,782
Beverages – 1.6%
Molson Coors Brewing Co. Class B	81,160	3,408,720
Chemicals – 4.3%
Celanese Corp. Series A	170,200	4,952,820
Potash Corporation of Saskatchewan, Inc.	43,110	4,282,978
		9,235,798
Coal – 2.1%
CONSOL Energy, Inc.	96,740	4,509,051
Commercial Services – 0.3%
AerCap Holdings NV (a)	63,540	555,975
Computers – 3.2%
Dell, Inc. (a)	392,830	5,067,507
Research In Motion Ltd. (a)	26,900	1,693,624
		6,761,131
Diversified Financial – 8.9%
The Goldman Sachs Group, Inc.	34,950	5,197,764
JP Morgan Chase & Co.	220,960	8,604,182
Morgan Stanley	198,350	5,311,813
		19,113,759
Electric – 4.2%
Edison International	132,270	4,407,236
Exelon Corp.	48,191	2,198,474
PG&E Corp.	54,260	2,291,942
		8,897,652
Electrical Components & Equipment – 2.0%
General Cable Corp. (a)	147,480	4,291,668
Foods – 2.6%
The Kroger Co.	255,430	5,473,865
Health Care — Products – 1.0%
Covidien PLC	43,590	2,203,910
Health Care — Services – 3.0%
Aetna, Inc.	180,244	5,401,913
WellPoint, Inc. (a)	17,000	1,083,240
		6,485,153
Insurance – 9.0%
ACE Ltd. (a)	96,340	4,746,672
The Allstate Corp.	73,360	2,195,665
Assurant, Inc.	110,770	3,481,501
Everest Re Group Ltd.	38,050	3,262,407
MetLife, Inc.	156,360	5,522,635
		19,208,880
Manufacturing – 3.8%
Tyco International Ltd. (a)	228,910	8,110,281
Media – 8.1%
Comcast Corp. Class A	208,300	3,297,389
News Corp. Class A	261,226	3,294,060
Time Warner Cable, Inc.	136,007	5,928,545
Viacom, Inc. Class B (a)	166,390	4,848,605
		17,368,599
Mining – 1.0%
Xstrata PLC ADR (United Kingdom)	631,300	2,032,786
Oil & Gas – 13.9%
Apache Corp.	66,990	6,616,602
Chevron Corp.	147,810	10,660,057
ENSCO International PLC Sponsored ADR (United Kingdom)	81,600	3,184,848
EOG Resources, Inc.	13,670	1,236,042
Exxon Mobil Corp.	33,410	2,152,606
Marathon Oil Corp.	197,470	5,886,581
		29,736,736
Pharmaceuticals – 7.5%
Biovail Corp.	163,940	2,380,409
Merck & Co., Inc.	202,190	7,719,614
Pfizer, Inc.	200,604	3,743,271
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	39,400	2,234,768
		16,078,062
Retail – 3.1%
Brinker International, Inc.	120,400	1,964,928
Dollar General Corp. (a)	5,690	133,658
Walgreen Co.	123,190	4,441,000
		6,539,586
Software – 2.0%
Oracle Corp.	184,800	4,261,488
Telecommunications – 6.6%
AT&T, Inc.	264,231	6,700,898
Motorola, Inc. (a)	967,150	5,947,973
Qualcomm, Inc.	40,180	1,574,654
		14,223,525
Textiles – 1.4%
Mohawk Industries, Inc. (a)	74,800	3,097,468
Trucking & Leasing – 1.1%
Aircastle Ltd.	194,170	1,846,557
Genesis Lease Ltd. ADR (Ireland)	64,720	566,300
		2,412,857
TOTAL COMMON STOCK (Cost $193,773,049)		205,230,719
CONVERTIBLE PREFERRED STOCK – 2.0%
Banks – 2.0%
Bank of America Corp. (a) 10.000% 12/31/49	288,600	4,357,860
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,329,000)		4,357,860
TOTAL EQUITIES (Cost $198,102,049)		209,588,579
TOTAL LONG-TERM INVESTMENTS (Cost $198,102,049)		209,588,579

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.8%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/29/10, 0.010%, due 2/01/10 (b)	$3,859,871	$3,859,871
TOTAL SHORT-TERM INVESTMENTS (Cost $3,859,871)		3,859,871
TOTAL INVESTMENTS – 99.7% (Cost $201,961,920) (c)		213,448,450
Other Assets/ (Liabilities) – 0.3%		565,908
NET ASSETS – 100.0%		$214,014,358

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,859,874. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $3,939,659.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.9%
COMMON STOCK – 99.9%
Advertising – 0.1%
Interpublic Group of Companies, Inc. (a)	26,200	$169,252
Lamar Advertising Co. Class A (a)	3,400	97,240
		266,492
Aerospace & Defense – 0.9%
The Boeing Co.	3,212	194,647
General Dynamics Corp.	8,725	583,266
L-3 Communications Holdings, Inc.	5,860	488,373
Northrop Grumman Corp.	14,950	846,170
Raytheon Co.	5,970	313,007
United Technologies Corp.	4,115	277,680
		2,703,143
Agriculture – 0.4%
Archer-Daniels- Midland Co.	16,160	484,315
Bunge Ltd.	4,380	257,500
Lorillard, Inc.	400	30,280
Reynolds American, Inc.	9,370	498,484
		1,270,579
Airlines – 0.0%
Southwest Airlines Co.	7,315	82,879
Apparel – 0.1%
VF Corp.	4,230	304,687
Auto Manufacturers – 0.8%
Ford Motor Co. (a)	196,300	2,127,892
Oshkosh Corp.	6,900	248,883
		2,376,775
Automotive & Parts – 0.3%
Autoliv, Inc.	4,400	188,364
Federal-Mogul Corp. (a)	5,690	93,202
Johnson Controls, Inc.	7,600	211,508
TRW Automotive Holdings Corp. (a)	10,090	232,373
WABCO Holdings, Inc.	7,015	181,338
		906,785
Banks – 8.7%
Associated Banc-Corp.	5,650	71,868
BancorpSouth, Inc.	4,300	98,384
Bank of America Corp.	508,548	7,719,759
Bank of Hawaii Corp.	3,220	146,446
Bank of New York Mellon Corp.	36,150	1,051,603
BB&T Corp.	29,819	831,056
BOK Financial Corp.	900	42,669
Capital One Financial Corp.	21,395	788,620
City National Corp.	1,070	52,847
Comerica, Inc.	7,665	264,519
Commerce Bancshares, Inc.	3,451	136,591
Cullen/Frost Bankers, Inc.	2,700	138,564
Fifth Third Bancorp	45,660	568,010
First Citizens BancShares, Inc. Class A	400	67,084
First Horizon National Corp. (a)	8,247	106,799
Fulton Financial Corp.	13,200	121,968
Huntington Bancshares, Inc.	20,971	100,451
KeyCorp	19,900	142,882
M&T Bank Corp.	3,940	290,575
Marshall & Ilsley Corp.	18,330	126,660
PNC Financial Services Group, Inc.	27,236	1,509,691
Popular, Inc.	23,010	49,471
Regions Financial Corp.	39,760	252,476
State Street Corp.	10,820	463,962
SunTrust Banks, Inc.	17,999	437,916
Synovus Financial Corp.	19,860	54,814
TCF Financial Corp.	4,000	58,560
U.S. Bancorp	101,890	2,555,401
Valley National Bancorp	4,569	62,824
Wells Fargo & Co.	220,710	6,274,785
Whitney Holding Corp.	3,600	44,712
Wilmington Trust Corp.	4,000	52,480
Zions Bancorp	6,150	116,665
		24,801,112
Beverages – 0.6%
Brown-Forman Corp. Class B	2,705	138,821
The Coca-Cola Co.	11,390	617,907
Coca-Cola Enterprises, Inc.	9,045	182,619
Constellation Brands, Inc. Class A (a)	6,830	109,826
Dr. Pepper Snapple Group, Inc.	15,700	434,262
Molson Coors Brewing Co. Class B	3,760	157,920
The Pepsi Bottling Group, Inc.	1,760	65,472
PepsiAmericas, Inc.	500	14,525
		1,721,352
Biotechnology – 0.0%
Life Technologies Corp. (a)	1,255	62,386
Building Materials – 0.3%
Armstrong World Industries, Inc. (a)	9,646	351,404
Masco Corp.	14,000	189,840
Owens Corning, Inc. (a)	5,430	139,714
USG Corp. (a)	7,600	91,276
		772,234
Chemicals – 2.0%
Air Products & Chemicals, Inc.	4,670	354,733
Airgas, Inc.	3,000	126,780
Albemarle Corp.	5,200	185,744
Ashland, Inc.	6,700	270,747
Cabot Corp.	13,925	358,986
CF Industries Holdings, Inc.	200	18,572
Cytec Industries, Inc.	7,900	294,749
The Dow Chemical Co.	49,510	1,341,226
EI du Pont de Nemours & Co.	29,665	967,376
Eastman Chemical Co.	6,300	356,139
Huntsman Corp.	10,645	129,763
The Lubrizol Corp.	3,238	238,608
PPG Industries, Inc.	8,400	492,912
RPM International, Inc.	17,397	325,324
The Sherwin-Williams Co.	600	38,010
Terra Industries, Inc.	3,725	117,710
The Valspar Corp.	5,200	137,696
		5,755,075
Coal – 0.1%
Arch Coal, Inc.	7,265	153,074
Commercial Services – 0.9%
Career Education Corp. (a)	11,500	250,125
Convergys Corp. (a)	31,270	334,589

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corrections Corporation of America (a)	3,300	$61,743
Donnelley (R.R.) & Sons Co.	13,100	259,642
Equifax, Inc.	1,600	51,200
Hertz Global Holdings, Inc. (a)	11,100	114,996
Hillenbrand, Inc.	2,200	40,370
Manpower, Inc.	7,000	362,530
McKesson Corp.	6,190	364,096
Quanta Services, Inc. (a)	11,400	207,708
SAIC, Inc. (a)	2,800	51,324
Service Corp. International	40,165	308,065
Total System Services, Inc.	6,900	98,739
Weight Watchers International, Inc.	3,700	106,782
		2,611,909
Computers – 1.8%
Affiliated Computer Services, Inc. Class A (a)	1,600	98,432
Brocade Communications Systems, Inc. (a)	9,100	62,517
Computer Sciences Corp. (a)	8,390	430,407
Diebold, Inc.	500	13,285
DST Systems, Inc. (a)	1,000	45,330
EMC Corp. (a)	103,824	1,730,746
Hewlett-Packard Co.	30,700	1,445,049
Lexmark International, Inc. Class A (a)	5,685	146,616
SanDisk Corp. (a)	9,100	231,322
Seagate Technology	15,700	262,661
Synopsys, Inc. (a)	2,895	61,577
Teradata Corp. (a)	7,300	204,181
Western Digital Corp. (a)	10,340	392,816
		5,124,939
Cosmetics & Personal Care – 1.0%
Alberto-Culver Co.	810	22,996
The Procter & Gamble Co.	45,045	2,772,520
		2,795,516
Distribution & Wholesale – 0.3%
Genuine Parts Co.	3,875	146,010
Ingram Micro, Inc. Class A (a)	13,410	226,629
Tech Data Corp. (a)	7,400	301,550
WESCO International, Inc. (a)	4,800	133,056
		807,245
Diversified Financial – 7.6%
American Express Co.	50,100	1,886,766
AmeriCredit Corp. (a)	11,605	243,357
Ameriprise Financial, Inc.	16,630	635,931
BlackRock, Inc.	1,400	299,348
Citigroup, Inc. (a)	457,915	1,520,278
CME Group, Inc.	3,550	1,018,211
Discover Financial Services	25,093	343,272
Franklin Resources, Inc.	4,100	406,023
The Goldman Sachs Group, Inc.	31,610	4,701,039
Interactive Brokers Group, Inc. Class A (a)	1,100	17,490
Invesco Ltd.	14,435	278,596
Investment Technology Group, Inc. (a)	2,100	43,050
JP Morgan Chase & Co.	205,027	7,983,751
Legg Mason, Inc.	8,400	216,552
Morgan Stanley	46,450	1,243,931
The NASDAQ OMX Group, Inc. (a)	5,600	100,744
NYSE Euronext	11,300	264,533
Raymond James Financial, Inc.	4,935	124,905
SLM Corp. (a)	23,466	247,097
Student Loan Corp.	620	28,086
		21,602,960
Electric – 5.7%
The AES Corp. (a)	22,315	281,839
Allegheny Energy, Inc.	2,300	48,185
Alliant Energy Corp.	3,400	106,080
Ameren Corp.	13,360	341,348
American Electric Power Co., Inc.	25,230	874,220
Calpine Corp. (a)	9,800	107,310
CenterPoint Energy, Inc.	8,700	121,365
CMS Energy Corp.	10,200	154,734
Consolidated Edison, Inc.	11,875	519,413
Constellation Energy Group, Inc.	11,790	380,581
Dominion Resources, Inc.	34,300	1,284,878
DPL, Inc.	2,700	72,468
DTE Energy Co.	12,610	530,124
Duke Energy Corp.	61,781	1,021,240
Edison International	19,780	659,070
Entergy Corp.	11,005	839,792
Exelon Corp.	30,015	1,369,284
FirstEnergy Corp.	18,020	786,032
FPL Group, Inc.	10,405	507,348
Great Plains Energy, Inc.	4,337	77,459
Hawaiian Electric Industries, Inc.	5,610	110,966
Integrys Energy Group, Inc.	3,640	152,334
MDU Resources Group, Inc.	11,100	244,422
Mirant Corp. (a)	18,000	253,260
Northeast Utilities	8,900	225,348
NRG Energy, Inc. (a)	13,865	334,285
NSTAR	4,310	148,005
NV Energy, Inc.	12,900	148,608
OGE Energy Corp.	6,860	248,469
Pepco Holdings, Inc.	4,810	78,980
PG&E Corp.	19,110	807,206
Pinnacle West Capital Corp.	7,200	257,904
Progress Energy, Inc.	7,700	300,069
Public Service Enterprise Group, Inc.	27,700	847,343
RRI Energy, Inc. (a)	12,700	62,865
SCANA Corp.	7,420	264,226
The Southern Co.	24,460	782,720
TECO Energy, Inc.	13,530	210,662
Westar Energy, Inc.	2,700	57,591
Wisconsin Energy Corp.	3,180	155,629
Xcel Energy, Inc.	23,552	489,411
		16,263,073
Electrical Components & Equipment – 0.2%
General Cable Corp. (a)	4,715	137,206
Hubbell, Inc. Class B	6,850	294,961
Molex, Inc.	10,710	215,914
		648,081
Electronics – 0.7%
Arrow Electronics, Inc. (a)	4,900	128,723
Avnet, Inc. (a)	8,700	230,028
AVX Corp.	13,000	154,440
Garmin Ltd.	15,265	493,212
Jabil Circuit, Inc.	20,500	296,840
PerkinElmer, Inc.	4,010	80,762

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thomas & Betts Corp. (a)	6,800	$229,568
Vishay Intertechnology, Inc. (a)	40,100	302,354
		1,915,927
Energy — Alternate Sources – 0.0%
Covanta Holding Corp. (a)	5,900	103,250
Engineering & Construction – 0.2%
KBR, Inc.	12,800	239,744
The Shaw Group, Inc. (a)	5,570	179,855
URS Corp. (a)	5,100	228,888
		648,487
Entertainment – 0.1%
DreamWorks Animation SKG, Inc. Class A (a)	1,300	50,622
International Speedway Corp. Class A	1,900	48,849
Penn National Gaming, Inc. (a)	5,300	142,994
Regal Entertainment Group Class A	4,200	62,034
Warner Music Group Corp. (a)	17,400	84,042
		388,541
Environmental Controls – 0.2%
Republic Services, Inc.	13,690	366,755
Waste Connections, Inc. (a)	500	16,085
Waste Management, Inc.	3,540	113,457
		496,297
Foods – 2.3%
Campbell Soup Co.	3,900	129,129
ConAgra Foods, Inc.	22,575	513,355
Corn Products International, Inc.	3,570	101,459
Del Monte Foods Co.	13,400	152,492
General Mills, Inc.	9,370	668,175
H.J. Heinz Co.	2,516	109,773
The Hershey Co.	3,390	123,498
Hormel Foods Corp.	3,600	139,320
The J.M. Smucker Co.	5,040	302,753
Kraft Foods, Inc. Class A	84,710	2,343,079
The Kroger Co.	1,640	35,145
Ralcorp Holdings, Inc. (a)	1,800	111,240
Safeway, Inc.	18,740	420,713
Sara Lee Corp.	39,925	484,690
Smithfield Foods, Inc. (a)	22,700	341,862
SUPERVALU, Inc.	17,200	253,012
Tyson Foods, Inc. Class A	23,900	330,298
Whole Foods Market, Inc. (a)	2,060	56,073
		6,616,066
Forest Products & Paper – 0.6%
International Paper Co.	31,600	723,956
MeadWestvaco Corp.	11,400	274,398
Plum Creek Timber Co., Inc.	4,000	144,680
Rayonier, Inc.	2,700	113,238
Temple-Inland, Inc.	9,600	166,752
Weyerhaeuser Co.	9,760	389,424
		1,812,448
Gas – 0.7%
AGL Resources, Inc.	5,560	196,212
Atmos Energy Corp.	6,450	178,149
Energen Corp.	4,400	193,380
NiSource, Inc.	21,090	300,533
Sempra Energy	14,810	751,607
Southern Union Co.	8,700	191,748
UGI Corp.	6,490	159,070
Vectren Corp.	2,050	47,724
		2,018,423
Hand & Machine Tools – 0.4%
The Black & Decker Corp.	4,230	273,512
Kennametal, Inc.	3,600	88,128
Lincoln Electric Holdings, Inc.	6,805	332,288
Snap-on, Inc.	2,595	106,084
The Stanley Works	4,400	225,500
		1,025,512
Health Care — Products – 0.9%
Boston Scientific Corp. (a)	18,807	162,304
CareFusion Corp. (a)	12,020	309,515
The Cooper Cos., Inc.	2,700	95,364
Hill-Rom Holdings, Inc.	2,000	46,740
Hologic, Inc. (a)	9,970	150,248
Inverness Medical Innovations, Inc. (a)	3,957	159,744
Johnson & Johnson	20,395	1,282,030
Kinetic Concepts, Inc. (a)	3,810	157,315
Zimmer Holdings, Inc. (a)	5,635	317,363
		2,680,623
Health Care — Services – 2.5%
Aetna, Inc.	17,345	519,830
CIGNA Corp.	16,285	549,944
Community Health Systems, Inc. (a)	6,890	224,752
Coventry Health Care, Inc. (a)	12,465	285,199
Health Net, Inc. (a)	4,500	109,170
Humana, Inc. (a)	5,600	272,272
LifePoint Hospitals, Inc. (a)	3,600	107,928
Lincare Holdings, Inc. (a)	2,200	81,004
Mednax, Inc. (a)	1,500	85,290
Tenet Healthcare Corp. (a)	28,000	155,120
Thermo Fisher Scientific, Inc. (a)	19,810	914,232
UnitedHealth Group, Inc.	61,230	2,020,590
Universal Health Services, Inc. Class B	3,700	107,892
WellPoint, Inc. (a)	26,135	1,665,322
		7,098,545
Holding Company — Diversified – 0.1%
Leucadia National Corp. (a)	7,000	156,310
Home Builders – 0.3%
D.R. Horton, Inc.	14,000	165,060
KB Home	2,700	41,256
Lennar Corp. Class A	7,200	110,592
M.D.C. Holdings, Inc.	1,405	47,208
NVR, Inc. (a)	400	273,656
Pulte Homes, Inc. (a)	4,724	49,696
Thor Industries, Inc.	1,900	60,325
Toll Brothers, Inc. (a)	4,800	88,656
		836,449
Home Furnishing – 0.1%
Harman International Industries, Inc.	600	21,330
Whirlpool Corp.	5,345	401,837
		423,167
Household Products – 0.4%
Avery Dennison Corp.	6,720	218,467
The Clorox Co.	1,000	59,170
Fortune Brands, Inc.	6,020	250,251

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jarden Corp.	7,945	$242,164
Kimberly-Clark Corp.	4,940	293,387
		1,063,439
Housewares – 0.1%
Newell Rubbermaid, Inc.	15,900	215,763
Insurance – 5.2%
Alleghany Corp. (a)	308	80,422
Allied World Assurance Holdings Ltd.	7,100	317,796
The Allstate Corp.	24,730	740,169
American Financial Group, Inc.	9,700	240,657
American International Group, Inc. (a)	2,002	48,508
American National Insurance	780	83,023
Aon Corp.	5,410	210,449
Arch Capital Group Ltd. (a)	2,300	164,542
Arthur J. Gallagher & Co.	500	11,275
Aspen Insurance Holdings Ltd.	9,800	260,974
Assurant, Inc.	5,690	178,837
Axis Capital Holdings Ltd.	7,800	224,640
Brown & Brown, Inc.	5,100	89,760
The Chubb Corp.	17,373	868,650
Cincinnati Financial Corp.	4,720	124,561
CNA Financial Corp. (a)	6,800	159,732
Endurance Specialty Holdings Ltd.	9,600	345,792
Erie Indemnity Co. Class A	2,150	83,850
Everest Re Group Ltd.	4,300	368,682
Fidelity National Financial, Inc. Class A	6,000	77,400
First American Corp.	3,300	97,581
Genworth Financial, Inc. Class A (a)	15,520	214,797
The Hanover Insurance Group, Inc.	2,600	110,292
The Hartford Financial Services Group, Inc.	17,990	431,580
HCC Insurance Holdings, Inc.	7,870	213,277
Lincoln National Corp.	8,298	203,965
Loews Corp.	16,620	594,497
Markel Corp. (a)	300	97,503
Marsh & McLennan Cos., Inc.	24,735	533,287
MBIA, Inc. (a)	13,675	67,418
Mercury General Corp.	1,390	53,126
MetLife, Inc.	28,340	1,000,969
Old Republic International Corp.	7,900	83,661
OneBeacon Insurance Group Ltd.	1,200	15,576
PartnerRe Ltd.	4,885	364,372
The Progressive Corp.	28,156	466,826
Protective Life Corp.	11,980	201,863
Prudential Financial, Inc.	15,365	768,096
Reinsurance Group of America, Inc. Class A	4,250	207,060
RenaissanceRe Holdings Ltd.	4,330	234,599
StanCorp Financial Group, Inc.	4,070	174,929
Torchmark Corp.	3,840	172,416
Transatlantic Holdings, Inc.	6,100	303,109
The Travelers Cos., Inc.	38,869	1,969,492
Unitrin, Inc.	11,850	257,145
Unum Group	16,700	326,819
Validus Holdings Ltd.	7,000	185,500
W.R. Berkley Corp.	5,600	136,248
White Mountains Insurance Group Ltd.	600	192,282
XL Capital Ltd. Class A	21,450	359,717
		14,717,721
Internet – 0.5%
eBay, Inc. (a)	37,795	870,041
Expedia, Inc. (a)	5,985	128,139
IAC/InterActiveCorp (a)	3,450	69,276
Liberty Media Holding Corp. Interactive Class A (a)	25,600	265,728
		1,333,184
Iron & Steel – 0.8%
AK Steel Holding Corp.	4,800	97,632
Allegheny Technologies, Inc.	4,400	179,740
Carpenter Technology Corp.	4,100	109,880
Cliffs Natural Resources, Inc.	5,900	235,705
Nucor Corp.	16,355	667,284
Reliance Steel & Aluminum Co.	9,600	391,104
Schnitzer Steel Industries, Inc. Class A	1,700	68,850
Steel Dynamics, Inc.	12,100	183,678
United States Steel Corp.	6,855	304,568
		2,238,441
Leisure Time – 0.2%
Carnival Corp. (a)	5,400	179,982
Harley-Davidson, Inc.	10,600	241,044
Royal Caribbean Cruises Ltd. (a)	2,000	52,180
		473,206
Lodging – 0.2%
Marriott International, Inc. Class A	8,665	227,283
MGM MIRAGE (a)	4,900	54,194
Starwood Hotels & Resorts Worldwide, Inc.	3,700	123,284
Wyndham Worldwide Corp.	7,566	158,810
		563,571
Machinery — Construction & Mining – 0.4%
Bucyrus International, Inc.	1,900	99,522
Caterpillar, Inc.	16,035	837,668
Joy Global, Inc.	2,800	128,072
Terex Corp. (a)	5,600	109,480
		1,174,742
Machinery — Diversified – 0.8%
AGCO Corp. (a)	2,370	73,257
Cummins, Inc.	7,100	320,636
Deere & Co.	11,295	564,185
Eaton Corp.	10,800	661,392
Gardner Denver, Inc.	900	35,865
Graco, Inc.	8,100	216,189
IDEX Corp.	4,300	121,346
Rockwell Automation, Inc.	6,500	313,560
		2,306,430
Manufacturing – 5.1%
AptarGroup, Inc.	3,800	134,824
Carlisle Cos., Inc.	12,100	405,592
Crane Co.	8,600	262,472
Danaher Corp.	4,800	342,480
Dover Corp.	3,500	150,080

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
General Electric Co.	589,830	$9,484,466
Harsco Corp.	3,100	92,256
Illinois Tool Works, Inc.	32,285	1,407,303
ITT Corp.	10,100	487,931
Leggett & Platt, Inc.	14,910	272,257
Parker Hannifin Corp.	10,500	587,055
Pentair, Inc.	2,600	79,404
SPX Corp.	3,000	163,320
Teleflex, Inc.	1,420	81,167
Textron, Inc.	14,700	287,091
Trinity Industries, Inc.	15,400	240,856
		14,478,554
Media – 4.8%
Cablevision Systems Corp. Class A	11,065	283,707
CBS Corp. Class B	22,400	289,632
Central European Media Enterprises Ltd. Class A (a)	3,800	108,338
Comcast Corp. Class A	148,870	2,356,612
DIRECTV Class A (a)	29,275	888,496
Discovery Communications, Inc., Series C (a)	5,800	152,308
DISH Network Corp. Class A	19,045	347,762
Gannett Co., Inc.	17,065	275,600
Liberty Global, Inc. Class A (a)	11,300	286,794
Liberty Media Corp. Capital Class A (a)	8,870	229,644
Meredith Corp.	3,500	108,430
News Corp. Class A	125,810	1,586,464
Scripps Networks Interactive Class A	2,100	89,670
Time Warner Cable, Inc.	13,663	595,570
Time Warner, Inc.	72,790	1,998,085
Viacom, Inc. Class B (a)	39,300	1,145,202
The Walt Disney Co.	89,598	2,647,621
The Washington Post Co. Class B	400	173,848
		13,563,783
Metal Fabricate & Hardware – 0.3%
Commercial Metals Co.	17,400	239,076
Timken Co.	21,600	484,056
		723,132
Mining – 0.4%
Alcoa, Inc.	22,869	291,122
Freeport-McMoRan Copper & Gold, Inc.	8,100	540,189
Royal Gold, Inc.	1,500	63,930
Southern Copper Corp.	2,800	74,564
Titanium Metals Corp. (a)	3,000	34,890
Vulcan Materials Co.	2,400	106,056
		1,110,751
Office Equipment/Supplies – 0.3%
Pitney Bowes, Inc.	11,300	236,396
Xerox Corp.	58,880	513,434
		749,830
Oil & Gas – 14.5%
Anadarko Petroleum Corp.	6,035	384,912
Apache Corp.	12,165	1,201,537
Cabot Oil & Gas Corp.	3,400	130,118
Chesapeake Energy Corp.	15,200	376,656
Chevron Corp.	122,860	8,860,663
Cimarex Energy Co.	100	4,921
ConocoPhillips	90,718	4,354,464
Denbury Resources, Inc. (a)	7,000	94,850
Devon Energy Corp.	7,250	485,097
Encore Acquisition Co. (a)	1,300	61,906
EOG Resources, Inc.	3,800	343,596
Exxon Mobil Corp.	216,110	13,923,967
Frontier Oil Corp.	1,900	23,674
Helmerich & Payne, Inc.	4,400	184,052
Hess Corp.	7,750	447,873
Marathon Oil Corp.	34,970	1,042,456
Murphy Oil Corp.	9,900	505,692
Nabors Industries Ltd. (a)	15,200	338,960
Newfield Exploration Co. (a)	3,675	179,855
Noble Energy, Inc.	4,925	364,155
Occidental Petroleum Corp.	47,600	3,728,984
Patterson-UTI Energy, Inc.	12,585	193,306
Pioneer Natural Resources Co.	4,200	184,716
Plains Exploration & Production Co. (a)	2,300	76,705
Pride International, Inc. (a)	7,600	224,960
Questar Corp.	11,200	464,576
Range Resources Corp.	1,200	55,200
Rowan Companies, Inc. (a)	13,250	284,610
Seahawk Drilling, Inc. (a)	29,206	610,697
Sunoco, Inc.	400	10,036
Tesoro Corp.	14,000	175,000
Unit Corp. (a)	2,400	109,296
Valero Energy Corp.	9,379	172,761
Whiting Petroleum Corp. (a)	1,170	77,875
XTO Energy, Inc.	34,495	1,537,442
		41,215,568
Oil & Gas Services – 1.6%
Baker Hughes, Inc.	8,100	366,768
BJ Services Co.	7,985	165,050
Exterran Holdings, Inc. (a)	12,300	249,444
Halliburton Co.	36,400	1,063,244
Helix Energy Solutions Group, Inc. (a)	11,420	121,166
National Oilwell Varco, Inc.	35,345	1,445,610
Oil States International, Inc. (a)	3,300	121,572
Schlumberger Ltd.	5,290	335,703
SEACOR Holdings, Inc. (a)	4,195	294,699
Smith International, Inc.	4,300	130,376
Tidewater, Inc.	4,030	188,685
		4,482,317
Packaging & Containers – 0.3%
Ball Corp.	2,000	101,580
Bemis Co., Inc.	5,960	167,238
Greif, Inc. Class A	3,495	169,018
Owens-IIlinois, Inc. (a)	1,200	32,664
Packaging Corporation of America	4,100	90,364
Pactiv Corp. (a)	1,200	27,060
Sealed Air Corp.	11,200	222,208
Sonoco Products Co.	6,600	183,216
		993,348
Pharmaceuticals – 6.1%
AmerisourceBergen Corp.	3,480	94,865
Bristol-Myers Squibb Co.	38,105	928,238
Cardinal Health, Inc.	17,600	582,032
Eli Lilly & Co.	21,620	761,024
Endo Pharmaceuticals Holdings, Inc. (a)	11,500	231,265
Forest Laboratories, Inc. (a)	22,990	681,424

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
King Pharmaceuticals, Inc. (a)	9,920	$119,139
Mead Johnson Nutrition Co.	2,900	131,167
Merck & Co., Inc.	112,733	4,304,146
Mylan, Inc. (a)	5,315	96,892
NBTY, Inc. (a)	1,100	48,983
Omnicare, Inc.	2,600	65,000
Pfizer, Inc.	496,066	9,256,592
Watson Pharmaceuticals, Inc. (a)	4,760	182,641
		17,483,408
Pipelines – 0.7%
El Paso Corp.	16,550	167,983
National Fuel Gas Co.	4,850	227,562
Oneok, Inc.	7,645	322,543
Spectra Energy Corp.	32,190	684,037
The Williams Cos., Inc.	29,500	614,780
		2,016,905
Real Estate – 0.1%
Forest City Enterprises, Inc. Class A (a)	19,115	216,191
Jones Lang Lasalle, Inc.	2,100	119,721
		335,912
Real Estate Investment Trusts (REITS) – 2.8%
Alexandria Real Estate Equities, Inc.	100	5,973
AMB Property Corp.	9,900	237,600
Annaly Capital Management, Inc.	44,230	768,717
Apartment Investment & Management Co. Class A	7,000	107,520
AvalonBay Communities, Inc.	1,704	130,544
Boston Properties, Inc.	7,300	473,551
Brandywine Realty Trust	22,290	250,317
BRE Properties, Inc.	4,300	137,901
Camden Property Trust	2,800	108,556
CapitalSource, Inc.	11,600	55,564
Chimera Investment Corp.	72,400	283,808
Corporate Office Properties Trust	3,600	128,484
Douglas Emmett, Inc.	7,300	100,959
Duke Realty Corp.	17,800	201,496
Equity Residential	14,500	464,725
Essex Property Trust, Inc.	1,600	127,504
Federal Realty Investment Trust	2,400	154,512
HCP, Inc.	6,300	178,605
Health Care, Inc.	2,200	94,600
Hospitality Properties Trust	5,740	126,969
Host Hotels & Resorts, Inc. (a)	34,003	360,432
HRPT Properties Trust	43,075	287,310
Kimco Realty Corp.	13,400	169,108
Liberty Property Trust	8,570	260,528
The Macerich Co.	3,900	120,315
Mack-Cali Realty Corp.	5,760	187,891
Nationwide Health Properties, Inc.	1,600	52,736
ProLogis	28,000	352,800
Realty Income Corp.	6,300	175,959
Regency Centers Corp.	2,500	83,725
Senior Housing Properties Trust	7,200	150,120
Simon Property Group, Inc.	6,000	432,000
SL Green Realty Corp.	4,700	213,803
UDR, Inc.	5,100	79,356
Ventas, Inc.	8,400	354,480
Vornado Realty Trust	7,468	483,030
Weingarten Realty Investors	6,600	123,222
		8,024,720
Retail – 3.0%
Abercrombie & Fitch Co. Class A	6,000	189,240
AutoNation, Inc. (a)	16,740	301,320
Barnes & Noble, Inc.	14,600	255,208
Big Lots, Inc. (a)	7,900	224,439
BJ's Wholesale Club, Inc. (a)	3,075	103,904
Chico's FAS, Inc. (a)	14,997	191,512
CVS Caremark Corp.	19,810	641,250
Foot Locker, Inc.	4,100	46,289
GameStop Corp. Class A (a)	5,100	100,827
The Gap, Inc.	11,675	222,759
The Home Depot, Inc.	80,035	2,241,780
J.C. Penney Co., Inc.	13,600	337,688
Kohl's Corp. (a)	1,200	60,444
Limited Brands, Inc.	10,535	200,376
Lowe's Cos., Inc.	42,695	924,347
Macy's, Inc.	25,444	405,323
Office Depot, Inc. (a)	41,000	232,880
Penske Auto Group, Inc. (a)	22,300	313,538
Phillips-Van Heusen Corp.	9,460	371,683
Polo Ralph Lauren Corp.	1,000	82,000
RadioShack Corp.	4,570	89,206
Sears Holdings Corp. (a)	2,810	262,117
Signet Jewelers Ltd. (a)	9,726	266,103
Tiffany & Co.	3,200	129,952
Williams-Sonoma, Inc.	18,600	353,028
		8,547,213
Savings & Loans – 0.3%
First Niagara Financial Group, Inc.	8,200	112,586
Hudson City Bancorp, Inc.	11,450	151,942
New York Community Bancorp, Inc.	19,090	286,923
People's United Financial, Inc.	15,905	257,184
TFS Financial Corp.	2,890	37,165
Washington Federal, Inc.	2,716	50,653
		896,453
Semiconductors – 1.4%
Advanced Micro Devices, Inc. (a)	14,200	105,932
Applied Materials, Inc.	56,000	682,080
Atmel Corp. (a)	7,000	32,480
Cypress Semiconductor Corp. (a)	13,530	135,976
Fairchild Semiconductor International, Inc. (a)	14,900	133,802
Integrated Device Technology, Inc. (a)	9,400	53,298
Intel Corp.	86,339	1,674,977
Intersil Corp. Class A	6,400	86,208
KLA-Tencor Corp.	7,200	203,040
LSI Corp. (a)	26,900	134,231
Marvell Technology Group Ltd. (a)	8,055	140,399
Maxim Integrated Products, Inc.	6,985	122,098
Microchip Technology, Inc.	800	20,648
Micron Technology, Inc. (a)	41,000	357,520
Novellus Systems, Inc. (a)	2,080	43,472

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PMC-Sierra, Inc. (a)	8,100	$64,395
		3,990,556
Software – 0.3%
Activision Blizzard, Inc. (a)	3,200	32,512
Autodesk, Inc. (a)	3,100	73,749
Broadridge Financial Solutions, Inc.	6,700	145,524
CA, Inc.	3,890	85,736
Compuware Corp. (a)	8,090	61,403
Fidelity National Information Services, Inc.	6,800	160,208
IMS Health, Inc.	9,382	203,026
		762,158
Telecommunications – 6.2%
Amdocs Ltd. (a)	6,300	180,117
AT&T, Inc.	321,289	8,147,889
CenturyTel, Inc.	18,951	644,523
Ciena Corp. (a)	3,240	41,310
CommScope, Inc. (a)	8,755	238,224
Corning, Inc.	6,865	124,119
Crown Castle International Corp. (a)	5,925	218,869
EchoStar Corp. (a)	18,800	360,960
Frontier Communications Corp.	10,700	81,427
Harris Corp.	4,130	177,260
JDS Uniphase Corp. (a)	11,900	93,534
Leap Wireless International, Inc. (a)	1,700	22,423
Motorola, Inc. (a)	102,680	631,482
NII Holdings, Inc. (a)	5,600	183,344
Qwest Communications International, Inc.	123,300	519,093
Sprint Nextel Corp. (a)	124,000	406,720
Telephone & Data Systems, Inc.	11,300	356,515
Tellabs, Inc. (a)	28,000	180,040
US Cellular Corp. (a)	3,600	131,652
Verizon Communications, Inc.	154,406	4,542,624
Virgin Media, Inc.	16,100	228,459
Windstream Corp.	18,947	195,344
		17,705,928
Textiles – 0.1%
Cintas Corp.	4,600	115,506
Mohawk Industries, Inc. (a)	3,830	158,600
		274,106
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	2,470	75,458
Mattel, Inc.	3,800	74,936
		150,394
Transportation – 1.9%
Alexander & Baldwin, Inc.	2,700	86,265
Burlington Northern Santa Fe Corp.	4,825	481,197
Con-way, Inc.	4,905	140,381
CSX Corp.	25,490	1,092,502
FedEx Corp.	16,120	1,263,002
Frontline Ltd.	4,500	135,270
Kansas City Southern (a)	2,535	75,290
Kirby Corp. (a)	2,500	81,100
Norfolk Southern Corp.	19,300	908,258
Overseas Shipholding Group, Inc.	3,835	171,079
Ryder System, Inc.	3,490	127,036
Teekay Corp.	7,675	191,568
Union Pacific Corp.	12,900	780,450
UTI Worldwide, Inc.	600	8,238
		5,541,636
Trucking & Leasing – 0.1%
GATX Corp.	9,665	253,416
Water – 0.0%
Aqua America, Inc.	2,100	34,839
TOTAL COMMON STOCK (Cost $272,862,416)		284,671,765
TOTAL EQUITIES (Cost $272,862,416)		284,671,765
MUTUAL FUNDS – 0.1%
Diversified Financial – 0.1%
iShares Russell 1000 Value Index Fund	6,755	376,726
TOTAL MUTUAL FUNDS (Cost $382,671)		376,726
TOTAL LONG-TERM INVESTMENTS (Cost $273,245,087)		285,048,491
	Principal Amount
SHORT-TERM INVESTMENTS – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/29/10, 0.010%, due 2/01/10 (b)	$420,816	420,816
TOTAL SHORT-TERM INVESTMENTS (Cost $420,816)		420,816
TOTAL INVESTMENTS – 100.2% (Cost $273,665,903) (c)		285,469,307
Other Assets/ (Liabilities) – (0.2)%		(445,324)
NET ASSETS – 100.0%		$285,023,983

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $420,816. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $431,350.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.0%
COMMON STOCK – 100.0%
Advertising – 0.1%
Interpublic Group of Companies, Inc. (a)	200	$1,292
Omnicom Group, Inc.	450	15,885
		17,177
Aerospace & Defense – 2.1%
The Boeing Co.	295	17,877
General Dynamics Corp.	600	40,110
Goodrich Corp.	200	12,382
L-3 Communications Holdings, Inc.	250	20,835
Lockheed Martin Corp.	500	37,260
Northrop Grumman Corp.	600	33,960
Raytheon Co.	785	41,158
Rockwell Collins, Inc.	100	5,319
United Technologies Corp.	1,640	110,667
		319,568
Agriculture – 1.7%
Altria Group, Inc.	2,540	50,444
Archer-Daniels- Midland Co.	1,300	38,961
Lorillard, Inc.	100	7,570
Philip Morris International, Inc.	3,295	149,956
Reynolds American, Inc.	300	15,960
		262,891
Airlines – 0.0%
Southwest Airlines Co.	425	4,815
Apparel – 0.3%
Nike, Inc. Class B	600	38,250
VF Corp.	200	14,406
		52,656
Auto Manufacturers – 0.5%
Ford Motor Co. (a)	4,625	50,135
Paccar, Inc.	600	21,618
		71,753
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	555	7,404
Johnson Controls, Inc.	650	18,089
		25,493
Banks – 5.2%
Bank of America Corp.	15,530	235,745
Bank of New York Mellon Corp.	1,402	40,784
BB&T Corp.	870	24,247
Capital One Financial Corp.	809	29,820
Comerica, Inc.	235	8,110
Fifth Third Bancorp	1,350	16,794
First Horizon National Corp. (a)	381	4,934
KeyCorp	850	6,103
M&T Bank Corp.	200	14,750
Marshall & Ilsley Corp.	750	5,183
Northern Trust Corp.	150	7,578
PNC Financial Services Group, Inc.	822	45,563
Regions Financial Corp.	990	6,287
State Street Corp.	735	31,517
SunTrust Banks, Inc.	480	11,678
U.S. Bancorp	2,755	69,095
Wells Fargo & Co.	8,076	229,601
Zions Bancorp	200	3,794
		791,583
Beverages – 2.4%
Brown-Forman Corp. Class B	265	13,600
The Coca-Cola Co.	3,270	177,397
Coca-Cola Enterprises, Inc.	750	15,142
Constellation Brands, Inc. Class A (a)	320	5,146
Dr. Pepper Snapple Group, Inc.	500	13,830
Molson Coors Brewing Co. Class B	335	14,070
The Pepsi Bottling Group, Inc.	750	27,900
PepsiCo, Inc.	1,695	101,056
		368,141
Biotechnology – 0.9%
Amgen, Inc. (a)	1,445	84,504
Biogen Idec, Inc. (a)	300	16,122
Celgene Corp. (a)	100	5,678
Genzyme Corp. (a)	100	5,426
Life Technologies Corp. (a)	275	13,670
Millipore Corp. (a)	100	6,897
		132,297
Building Materials – 0.1%
Masco Corp.	650	8,814
Chemicals – 1.6%
Air Products & Chemicals, Inc.	300	22,788
Airgas, Inc.	65	2,747
CF Industries Holdings, Inc.	100	9,286
The Dow Chemical Co.	1,500	40,635
Eastman Chemical Co.	500	28,265
Ecolab, Inc.	335	14,706
EI du Pont de Nemours & Co.	1,400	45,654
International Flavors & Fragrances, Inc.	100	3,977
Monsanto Co.	100	7,588
PPG Industries, Inc.	370	21,712
Praxair, Inc.	200	15,064
The Sherwin- Williams Co.	200	12,670
Sigma-Aldrich Corp.	238	11,388
		236,480
Coal – 0.2%
CONSOL Energy, Inc.	100	4,661
Massey Energy Co.	135	5,200
Peabody Energy Corp.	400	16,848
		26,709
Commercial Services – 1.9%
Apollo Group, Inc. Class A (a)	200	12,118
Automatic Data Processing, Inc.	737	30,062
DeVry, Inc.	100	6,106
Donnelley (R.R.) & Sons Co.	1,250	24,775
Equifax, Inc.	185	5,920
H&R Block, Inc.	500	10,760
Iron Mountain, Inc. (a)	200	4,572
MasterCard, Inc. Class A	100	24,990
McKesson Corp.	500	29,410
Moody's Corp.	300	8,277
Paychex, Inc.	300	8,697
Quanta Services, Inc. (a)	300	5,466
Robert Half International, Inc.	300	8,076

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SAIC, Inc. (a)	400	$7,332
Total System Services, Inc.	900	12,879
Visa, Inc. Class A	765	62,753
Western Union Co.	1,320	24,473
		286,666
Computers – 6.7%
Affiliated Computer Services, Inc. Class A (a)	200	12,304
Apple, Inc. (a)	1,400	268,968
Cognizant Technology Solutions Corp. Class A (a)	400	17,464
Computer Sciences Corp. (a)	515	26,419
Dell, Inc. (a)	3,260	42,054
EMC Corp. (a)	3,803	63,396
Hewlett-Packard Co.	4,410	207,579
International Business Machines Corp.	2,365	289,452
Lexmark International, Inc. Class A (a)	240	6,190
NetApp, Inc. (a)	650	18,935
SanDisk Corp. (a)	700	17,794
Teradata Corp. (a)	860	24,054
Western Digital Corp. (a)	700	26,593
		1,021,202
Cosmetics & Personal Care – 2.3%
Avon Products, Inc.	600	18,084
Colgate-Palmolive Co.	605	48,418
The Estee Lauder Cos., Inc. Class A	365	19,170
The Procter & Gamble Co.	4,292	264,173
		349,845
Distribution & Wholesale – 0.2%
Fastenal Co.	100	4,148
Genuine Parts Co.	300	11,304
W.W. Grainger, Inc.	100	9,928
		25,380
Diversified Financial – 4.9%
American Express Co.	2,000	75,320
Ameriprise Financial, Inc.	510	19,502
The Charles Schwab Corp.	300	5,487
Citigroup, Inc. (a)	16,415	54,498
CME Group, Inc.	100	28,682
Discover Financial Services	950	12,996
E*TRADE Financial Corp. (a)	1,000	1,520
Federated Investors, Inc. Class B	200	5,076
Franklin Resources, Inc.	200	19,806
The Goldman Sachs Group, Inc.	1,030	153,182
IntercontinentalExchange, Inc. (a)	100	9,548
Invesco Ltd.	460	8,878
JP Morgan Chase & Co.	6,304	245,478
Legg Mason, Inc.	200	5,156
Morgan Stanley	2,100	56,238
The NASDAQ OMX Group, Inc. (a)	200	3,598
NYSE Euronext	300	7,023
SLM Corp. (a)	1,700	17,901
T. Rowe Price Group, Inc.	300	14,886
		744,775
Electric – 3.2%
The AES Corp. (a)	1,610	20,334
Allegheny Energy, Inc.	360	7,542
Ameren Corp.	590	15,075
American Electric Power Co., Inc.	650	22,523
CenterPoint Energy, Inc.	1,000	13,950
CMS Energy Corp.	300	4,551
Consolidated Edison, Inc.	450	19,683
Constellation Energy Group, Inc.	800	25,824
Dominion Resources, Inc.	1,035	38,771
DTE Energy Co.	485	20,389
Duke Energy Corp.	1,600	26,448
Edison International	600	19,992
Entergy Corp.	265	20,222
Exelon Corp.	1,100	50,182
FirstEnergy Corp.	535	23,337
FPL Group, Inc.	200	9,752
Integrys Energy Group, Inc.	100	4,185
Northeast Utilities	300	7,596
Pepco Holdings, Inc.	100	1,642
PG&E Corp.	650	27,456
Pinnacle West Capital Corp.	300	10,746
PPL Corp.	400	11,796
Progress Energy, Inc.	335	13,055
Public Service Enterprise Group, Inc.	900	27,531
SCANA Corp.	235	8,368
The Southern Co.	600	19,200
TECO Energy, Inc.	400	6,228
Wisconsin Energy Corp.	100	4,894
Xcel Energy, Inc.	450	9,351
		490,623
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	1,250	51,925
Molex, Inc.	690	13,910
		65,835
Electronics – 0.3%
Agilent Technologies, Inc. (a)	400	11,212
Amphenol Corp. Class A	100	3,984
FLIR Systems, Inc. (a)	100	2,958
Jabil Circuit, Inc.	1,400	20,272
PerkinElmer, Inc.	350	7,049
Waters Corp. (a)	100	5,698
		51,173
Engineering & Construction – 0.2%
Fluor Corp.	300	13,602
Jacobs Engineering Group, Inc. (a)	335	12,660
		26,262
Entertainment – 0.0%
International Game Technology	400	7,336
Environmental Controls – 0.3%
Republic Services, Inc.	570	15,270
Stericycle, Inc. (a)	100	5,293
Waste Management, Inc.	859	27,531
		48,094
Foods – 2.1%
Campbell Soup Co.	335	11,092
ConAgra Foods, Inc.	600	13,644
Dean Foods Co. (a)	400	7,052
General Mills, Inc.	500	35,655
H.J. Heinz Co.	600	26,178
The Hershey Co.	270	9,836
Hormel Foods Corp.	200	7,740
The J.M. Smucker Co.	100	6,007
Kellogg Co.	200	10,884
Kraft Foods, Inc. Class A	2,330	64,448
The Kroger Co.	570	12,215
McCormick & Co., Inc.	235	8,531

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safeway, Inc.	770	$17,286
Sara Lee Corp.	1,605	19,485
SUPERVALU, Inc.	600	8,826
Sysco Corp.	900	25,191
Tyson Foods, Inc. Class A	1,475	20,384
Whole Foods Market, Inc. (a)	400	10,888
		315,342
Forest Products & Paper – 0.5%
International Paper Co.	1,180	27,034
MeadWestvaco Corp.	1,055	25,394
Plum Creek Timber Co., Inc.	270	9,766
Weyerhaeuser Co.	340	13,566
		75,760
Gas – 0.3%
Nicor, Inc.	100	4,052
NiSource, Inc.	1,200	17,100
Sempra Energy	400	20,300
		41,452
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	100	6,466
Snap-on, Inc.	100	4,088
The Stanley Works	235	12,044
		22,598
Health Care — Products – 3.3%
Baxter International, Inc.	665	38,297
Becton, Dickinson & Co.	300	22,611
Boston Scientific Corp. (a)	700	6,041
C.R. Bard, Inc.	100	8,289
CareFusion Corp. (a)	700	18,025
Johnson & Johnson	4,385	275,641
Medtronic, Inc.	1,800	77,202
St. Jude Medical, Inc. (a)	100	3,773
Stryker Corp.	500	25,960
Varian Medical Systems, Inc. (a)	100	5,029
Zimmer Holdings, Inc. (a)	300	16,896
		497,764
Health Care — Services – 1.8%
Aetna, Inc.	630	18,881
CIGNA Corp.	580	19,587
Coventry Health Care, Inc. (a)	895	20,478
DaVita, Inc. (a)	100	5,976
Humana, Inc. (a)	300	14,586
Laboratory Corporation of America Holdings (a)	200	14,220
Quest Diagnostics, Inc.	300	16,701
Tenet Healthcare Corp. (a)	1,650	9,141
Thermo Fisher Scientific, Inc. (a)	735	33,920
UnitedHealth Group, Inc.	1,890	62,370
WellPoint, Inc. (a)	835	53,206
		269,066
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	300	6,699
Home Builders – 0.1%
D.R. Horton, Inc.	750	8,843
Lennar Corp. Class A	200	3,072
Pulte Homes, Inc. (a)	337	3,545
		15,460
Home Furnishing – 0.1%
Harman International Industries, Inc.	135	4,799
Whirlpool Corp.	165	12,405
		17,204
Household Products – 0.5%
Avery Dennison Corp.	370	12,029
The Clorox Co.	150	8,875
Fortune Brands, Inc.	150	6,236
Kimberly-Clark Corp.	870	51,669
		78,809
Housewares – 0.1%
Newell Rubbermaid, Inc.	700	9,499
Insurance – 3.1%
AFLAC, Inc.	800	38,744
The Allstate Corp.	950	28,433
American International Group, Inc. (a)	305	7,390
Aon Corp.	185	7,197
Assurant, Inc.	507	15,935
The Chubb Corp.	756	37,800
Cincinnati Financial Corp.	296	7,811
Genworth Financial, Inc. Class A (a)	1,075	14,878
The Hartford Financial Services Group, Inc.	730	17,513
Lincoln National Corp.	549	13,494
Loews Corp.	600	21,462
Marsh & McLennan Cos., Inc.	840	18,110
MetLife, Inc.	1,350	47,682
Principal Financial Group, Inc.	670	15,444
The Progressive Corp.	1,000	16,580
Prudential Financial, Inc.	950	47,490
Torchmark Corp.	235	10,552
The Travelers Cos., Inc.	1,492	75,600
Unum Group	600	11,742
XL Capital Ltd. Class A	1,100	18,447
		472,304
Internet – 2.5%
Akamai Technologies, Inc. (a)	300	7,410
Amazon.com, Inc. (a)	500	62,705
eBay, Inc. (a)	1,575	36,257
Expedia, Inc. (a)	700	14,987
Google, Inc. Class A (a)	365	193,238
McAfee, Inc. (a)	300	11,310
Symantec Corp. (a)	1,176	19,933
VeriSign, Inc. (a)	545	12,486
Yahoo!, Inc. (a)	1,300	19,513
		377,839
Iron & Steel – 0.3%
AK Steel Holding Corp.	200	4,068
Allegheny Technologies, Inc.	200	8,170
Cliffs Natural Resources, Inc.	130	5,193
Nucor Corp.	550	22,440
United States Steel Corp.	200	8,886
		48,757
Leisure Time – 0.2%
Carnival Corp. (a)	375	12,499
Harley-Davidson, Inc.	500	11,370
		23,869
Lodging – 0.2%
Marriott International, Inc. Class A	403	10,571

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	235	$7,830
Wyndham Worldwide Corp.	300	6,297
Wynn Resorts Ltd.	100	6,188
		30,886
Machinery — Construction & Mining – 0.4%
Caterpillar, Inc.	1,200	62,688
Machinery — Diversified – 0.6%
Cummins, Inc.	300	13,548
Deere & Co.	500	24,975
Eaton Corp.	350	21,434
Flowserve Corp.	100	9,017
Rockwell Automation, Inc.	300	14,472
Roper Industries, Inc.	65	3,255
		86,701
Manufacturing – 4.1%
3M Co.	1,165	93,771
Danaher Corp.	350	24,972
Dover Corp.	435	18,653
Eastman Kodak Co. (a)	350	2,118
General Electric Co.	20,525	330,042
Honeywell International, Inc.	1,100	42,504
Illinois Tool Works, Inc.	948	41,323
ITT Corp.	450	21,739
Leggett & Platt, Inc.	1,050	19,173
Pall Corp.	200	6,894
Parker Hannifin Corp.	300	16,773
Textron, Inc.	450	8,789
		626,751
Media – 3.0%
CBS Corp. Class B	1,100	14,223
Comcast Corp. Class A	4,960	78,517
DIRECTV Class A (a)	1,695	51,443
Gannett Co., Inc.	975	15,746
The McGraw-Hill Cos., Inc.	635	22,511
Meredith Corp.	300	9,294
New York Times Co. Class A (a)	200	2,584
News Corp. Class A	3,913	49,343
Scripps Networks Interactive Class A	100	4,270
Time Warner Cable, Inc.	443	19,310
Time Warner, Inc.	2,266	62,202
Viacom, Inc. Class B (a)	1,200	34,968
The Walt Disney Co.	3,320	98,106
		462,517
Mining – 0.7%
Alcoa, Inc.	1,358	17,287
Freeport-McMoRan Copper & Gold, Inc.	636	42,415
Newmont Mining Corp.	870	37,288
Titanium Metals Corp. (a)	200	2,326
Vulcan Materials Co.	100	4,419
		103,735
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	400	8,368
Xerox Corp.	2,490	21,713
		30,081
Oil & Gas – 8.5%
Anadarko Petroleum Corp.	375	23,917
Apache Corp.	265	26,174
Cabot Oil & Gas Corp.	100	3,827
Chesapeake Energy Corp.	650	16,107
Chevron Corp.	3,389	244,415
ConocoPhillips	2,488	119,424
Denbury Resources, Inc. (a)	100	1,355
Devon Energy Corp.	200	13,382
Diamond Offshore Drilling, Inc.	100	9,153
EOG Resources, Inc.	100	9,042
Exxon Mobil Corp.	8,150	525,104
Hess Corp.	150	8,669
Marathon Oil Corp.	1,040	31,002
Murphy Oil Corp.	300	15,324
Nabors Industries Ltd. (a)	600	13,380
Noble Energy, Inc.	200	14,788
Occidental Petroleum Corp.	1,350	105,759
Pioneer Natural Resources Co.	100	4,398
Questar Corp.	300	12,444
Range Resources Corp.	100	4,600
Rowan Companies, Inc. (a)	1,070	22,984
Sunoco, Inc.	100	2,509
Tesoro Corp.	800	10,000
Valero Energy Corp.	400	7,368
XTO Energy, Inc.	900	40,113
		1,285,238
Oil & Gas Services – 1.3%
Baker Hughes, Inc.	437	19,787
BJ Services Co.	370	7,648
Cameron International Corp. (a)	400	15,064
FMC Technologies, Inc. (a)	300	15,951
Halliburton Co.	1,600	46,736
National Oilwell Varco, Inc.	1,350	55,215
Schlumberger Ltd.	450	28,557
Smith International, Inc.	400	12,128
		201,086
Packaging & Containers – 0.4%
Ball Corp.	135	6,857
Bemis Co., Inc.	770	21,606
Owens-IIlinois, Inc. (a)	300	8,166
Pactiv Corp. (a)	300	6,765
Sealed Air Corp.	800	15,872
		59,266
Pharmaceuticals – 6.9%
Abbott Laboratories	2,395	126,791
Allergan, Inc.	500	28,750
AmerisourceBergen Corp.	700	19,082
Bristol-Myers Squibb Co.	3,230	78,683
Cardinal Health, Inc.	800	26,456
Cephalon, Inc. (a)	135	8,618
DENTSPLY International, Inc.	100	3,353
Eli Lilly & Co.	1,324	46,605
Express Scripts, Inc. (a)	200	16,772
Forest Laboratories, Inc. (a)	1,025	30,381
Gilead Sciences, Inc. (a)	440	21,239
Hospira, Inc. (a)	300	15,192
King Pharmaceuticals, Inc. (a)	790	9,488
Mead Johnson Nutrition Co.	200	9,046
Medco Health Solutions, Inc. (a)	865	53,180
Merck & Co., Inc.	5,727	218,657
Mylan, Inc. (a)	710	12,943
Patterson Cos., Inc. (a)	100	2,856
Pfizer, Inc.	17,100	319,086

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Watson Pharmaceuticals, Inc. (a)	200	$7,674
		1,054,852
Pipelines – 0.3%
El Paso Corp.	800	8,120
Spectra Energy Corp.	750	15,937
The Williams Cos., Inc.	900	18,756
		42,813
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	400	4,920
Real Estate Investment Trusts (REITS) – 0.9%
Apartment Investment & Management Co. Class A	114	1,751
AvalonBay Communities, Inc.	103	7,891
Boston Properties, Inc.	200	12,974
Equity Residential	485	15,544
HCP, Inc.	200	5,670
Health Care, Inc.	100	4,300
Host Hotels & Resorts, Inc. (a)	612	6,487
Kimco Realty Corp.	460	5,805
ProLogis	1,200	15,120
Public Storage	200	15,836
Simon Property Group, Inc.	311	22,392
Ventas, Inc.	200	8,440
Vornado Realty Trust	204	13,195
		135,405
Retail – 6.5%
Abercrombie & Fitch Co. Class A	500	15,770
AutoNation, Inc. (a)	1,060	19,080
AutoZone, Inc. (a)	100	15,503
Bed Bath & Beyond, Inc. (a)	500	19,350
Best Buy Co., Inc.	695	25,472
Big Lots, Inc. (a)	750	21,307
Coach, Inc.	800	27,904
Costco Wholesale Corp.	700	40,201
CVS Caremark Corp.	895	28,971
Darden Restaurants, Inc.	135	4,990
Family Dollar Stores, Inc.	250	7,720
GameStop Corp. Class A (a)	500	9,885
The Gap, Inc.	1,200	22,896
The Home Depot, Inc.	2,900	81,229
J.C. Penney Co., Inc.	673	16,711
Kohl's Corp. (a)	500	25,185
Limited Brands, Inc.	1,005	19,115
Lowe's Cos., Inc.	2,000	43,300
Macy's, Inc.	1,022	16,280
McDonald's Corp.	810	50,568
Nordstrom, Inc.	400	13,816
O'Reilly Automotive, Inc. (a)	100	3,780
Office Depot, Inc. (a)	4,000	22,720
Polo Ralph Lauren Corp.	200	16,400
RadioShack Corp.	250	4,880
Ross Stores, Inc.	435	19,980
Sears Holdings Corp. (a)	100	9,328
Staples, Inc.	1,100	25,806
Starbucks Corp. (a)	1,400	30,506
Target Corp.	1,100	56,397
Tiffany & Co.	300	12,183
The TJX Cos., Inc.	735	27,937
Wal-Mart Stores, Inc.	3,030	161,893
Walgreen Co.	1,700	61,285
Yum! Brands, Inc.	405	13,855
		992,203
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	850	11,280
People's United Financial, Inc.	600	9,702
		20,982
Semiconductors – 2.6%
Advanced Micro Devices, Inc. (a)	940	7,012
Altera Corp.	200	4,264
Analog Devices, Inc.	450	12,132
Applied Materials, Inc.	1,800	21,924
Broadcom Corp. Class A (a)	600	16,032
Intel Corp.	7,722	149,807
KLA-Tencor Corp.	300	8,460
Linear Technology Corp.	530	13,833
LSI Corp. (a)	2,200	10,978
MEMC Electronic Materials, Inc. (a)	200	2,516
Microchip Technology, Inc.	300	7,743
Micron Technology, Inc. (a)	1,775	15,478
National Semiconductor Corp.	400	5,304
Novellus Systems, Inc. (a)	305	6,375
NVIDIA Corp. (a)	1,100	16,929
QLogic Corp. (a)	395	6,790
Teradyne, Inc. (a)	1,720	16,065
Texas Instruments, Inc.	2,800	63,000
Xilinx, Inc.	500	11,790
		396,432
Software – 4.8%
Adobe Systems, Inc. (a)	850	27,455
Autodesk, Inc. (a)	300	7,137
BMC Software, Inc. (a)	350	13,524
CA, Inc.	676	14,899
Citrix Systems, Inc. (a)	170	7,064
Compuware Corp. (a)	790	5,996
Dun & Bradstreet Corp.	100	7,897
Electronic Arts, Inc. (a)	270	4,396
Fidelity National Information Services, Inc.	1,100	25,916
Fiserv, Inc. (a)	300	13,512
IMS Health, Inc.	772	16,706
Intuit, Inc. (a)	450	13,325
Microsoft Corp.	14,230	401,001
Novell, Inc. (a)	500	2,235
Oracle Corp.	6,723	155,032
Red Hat, Inc. (a)	300	8,166
Salesforce.com, Inc. (a)	100	6,355
		730,616
Telecommunications – 5.6%
American Tower Corp. Class A (a)	100	4,245
AT&T, Inc.	9,794	248,376
CenturyTel, Inc.	483	16,427
Cisco Systems, Inc. (a)	9,055	203,466
Corning, Inc.	1,560	28,205
Frontier Communications Corp.	500	3,805
Harris Corp.	400	17,168
JDS Uniphase Corp. (a)	1,040	8,174
Juniper Networks, Inc. (a)	550	13,656
MetroPCS Communications, Inc. (a)	650	3,660
Motorola, Inc. (a)	3,715	22,847

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Qualcomm, Inc.	2,635	$103,266
Qwest Communications International, Inc.	5,285	22,250
Sprint Nextel Corp. (a)	3,900	12,792
Tellabs, Inc. (a)	700	4,501
Verizon Communications, Inc.	4,050	119,151
Windstream Corp.	1,175	12,114
		844,103
Textiles – 0.1%
Cintas Corp.	400	10,044
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	185	5,652
Mattel, Inc.	500	9,860
		15,512
Transportation – 2.0%
Burlington Northern Santa Fe Corp.	200	19,946
C.H. Robinson Worldwide, Inc.	300	16,989
CSX Corp.	835	35,788
Expeditors International of Washington, Inc.	300	10,230
FedEx Corp.	435	34,082
Norfolk Southern Corp.	600	28,236
Ryder System, Inc.	200	7,280
Union Pacific Corp.	730	44,165
United Parcel Service, Inc. Class B	1,800	103,986
		300,702
TOTAL COMMON STOCK (Cost $13,913,957)		15,205,523
TOTAL EQUITIES (Cost $13,913,957)		15,205,523
TOTAL LONG-TERM INVESTMENTS (Cost $13,913,957)		15,205,523
TOTAL INVESTMENTS – 100.0% (Cost $13,913,957) (b)		15,205,523
Other Assets/ (Liabilities) – 0.0%		486
NET ASSETS – 100.0%		$15,206,009

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.7%
COMMON STOCK – 99.7%
Aerospace & Defense – 1.1%
The Boeing Co.	34,500	$2,090,700
Agriculture – 3.9%
Philip Morris International, Inc.	156,150	7,106,386
Auto Manufacturers – 0.8%
Ford Motor Co. (a)	129,800	1,407,032
Banks – 4.9%
KeyCorp	74,600	535,628
Marshall & Ilsley Corp.	85,200	588,732
Regions Financial Corp.	92,550	587,693
State Street Corp.	89,240	3,826,611
SunTrust Banks, Inc.	20,900	508,497
U.S. Bancorp	119,840	3,005,587
		9,052,748
Biotechnology – 3.2%
Amgen, Inc. (a)	53,060	3,102,949
Celgene Corp. (a)	49,100	2,787,898
		5,890,847
Chemicals – 2.2%
Monsanto Co.	22,950	1,741,446
Praxair, Inc.	30,010	2,260,353
		4,001,799
Commercial Services – 4.6%
H&R Block, Inc.	49,780	1,071,266
Hewitt Associates, Inc. Class A (a)	43,030	1,698,824
MasterCard, Inc. Class A	7,720	1,929,228
Verisk Analytics, Inc. (a)	76,630	2,154,836
Western Union Co.	85,850	1,591,659
		8,445,813
Computers – 3.6%
Accenture PLC Class A	25,140	1,030,489
Apple, Inc. (a)	29,410	5,650,249
		6,680,738
Cosmetics & Personal Care – 1.2%
Colgate-Palmolive Co.	28,580	2,287,257
Diversified Financial – 6.3%
American Express Co.	95,030	3,578,830
CIT Group, Inc. (a)	59,000	1,877,380
Citigroup, Inc. (a)	870,610	2,890,425
The Goldman Sachs Group, Inc.	21,600	3,212,352
		11,558,987
Electric – 4.5%
The AES Corp. (a)	448,370	5,662,913
Public Service Enterprise Group, Inc.	83,860	2,565,277
		8,228,190
Engineering & Construction – 0.9%
KBR, Inc.	85,150	1,594,860
Environmental Controls – 1.9%
Republic Services, Inc.	130,360	3,492,344
Foods – 3.4%
General Mills, Inc.	69,450	4,952,480
Unilever NV	43,100	1,317,998
		6,270,478
Health Care — Products – 0.5%
Covidien PLC	20,000	1,011,200
Health Care — Services – 2.4%
Laboratory Corporation of America Holdings (a)	12,640	898,704
WellPoint, Inc. (a)	55,690	3,548,567
		4,447,271
Holding Company — Diversified – 0.5%
Leucadia National Corp. (a)	41,240	920,889
Insurance – 3.0%
The Chubb Corp.	59,920	2,996,000
The Hartford Financial Services Group, Inc.	23,000	551,770
Lincoln National Corp.	77,800	1,912,324
		5,460,094
Internet – 5.4%
Check Point Software Technologies Ltd. (a)	56,240	1,798,555
eBay, Inc. (a)	209,590	4,824,762
Google, Inc. Class A (a)	6,250	3,308,875
		9,932,192
Lodging – 1.0%
Hyatt Hotels Corp. Class A (a)	63,790	1,889,460
Manufacturing – 4.4%
General Electric Co.	244,150	3,925,932
Tyco International Ltd. (a)	119,880	4,247,348
		8,173,280
Media – 4.4%
The McGraw-Hill Cos., Inc.	107,510	3,811,229
Time Warner Cable, Inc.	67,240	2,930,992
The Washington Post Co. Class B	2,947	1,280,825
		8,023,046
Metal Fabricate & Hardware – 1.6%
Precision Castparts Corp.	28,300	2,978,575
Oil & Gas – 8.0%
Chevron Corp.	76,970	5,551,076
Exxon Mobil Corp.	23,755	1,530,535
Noble Energy, Inc.	27,300	2,018,562
Occidental Petroleum Corp.	72,180	5,654,581
		14,754,754
Packaging & Containers – 0.3%
Sealed Air Corp.	28,170	558,893
Pharmaceuticals – 8.9%
Abbott Laboratories	75,140	3,977,912
Mead Johnson Nutrition Co.	43,340	1,960,268
Medco Health Solutions, Inc. (a)	47,850	2,941,818
Merck & Co., Inc.	130,030	4,964,545
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	44,900	2,546,728
		16,391,271
Pipelines – 1.9%
Enterprise Products Partners LP	60,910	1,868,110
Plains All American Pipeline LP	29,400	1,560,846
		3,428,956
Retail – 6.2%
AutoZone, Inc. (a)	9,500	1,472,785
Best Buy Co., Inc.	51,470	1,886,375
GameStop Corp. Class A (a)	75,940	1,501,334
McDonald's Corp.	80,830	5,046,217

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wal-Mart Stores, Inc.	28,520	$1,523,824
		11,430,535
Software – 3.2%
Adobe Systems, Inc. (a)	48,520	1,567,196
Microsoft Corp.	150,840	4,250,671
		5,817,867
Telecommunications – 3.9%
America Movil SAB de C.V. Sponsored ADR (Mexico)	64,190	2,801,894
Qualcomm, Inc.	112,170	4,395,942
		7,197,836
Transportation – 1.6%
Union Pacific Corp.	17,490	1,058,145
United Parcel Service, Inc. Class B	33,980	1,963,025
		3,021,170
TOTAL COMMON STOCK (Cost $166,586,656)		183,545,468
TOTAL EQUITIES (Cost $166,586,656)		183,545,468
TOTAL LONG-TERM INVESTMENTS (Cost $166,586,656)		183,545,468
	Principal Amount
SHORT-TERM INVESTMENTS – 0.6%
Repurchase Agreement – 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/29/10, 0.010%, due 2/01/10 (b)	$1,109,040	1,109,040
TOTAL SHORT-TERM INVESTMENTS (Cost $1,109,040)		1,109,040
TOTAL INVESTMENTS – 100.3% (Cost $167,695,696) (c)		184,654,508
Other Assets/ (Liabilities) – (0.3)%		(573,902)
NET ASSETS – 100.0%		$184,080,606

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,109,041. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $1,131,585.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.9%
COMMON STOCK – 99.9%
Aerospace & Defense – 2.3%
General Dynamics Corp.	63,756	$4,262,089
Goodrich Corp.	65,340	4,045,199
Lockheed Martin Corp.	103,300	7,697,916
		16,005,204
Agriculture – 1.0%
Philip Morris International, Inc.	147,280	6,702,713
Apparel – 0.8%
Nike, Inc. Class B	90,250	5,753,437
Banks – 1.1%
Julius Baer Group Ltd.	85,143	2,810,213
Wells Fargo & Co.	170,300	4,841,629
		7,651,842
Beverages – 1.9%
PepsiCo, Inc.	216,500	12,907,730
Biotechnology – 2.7%
Amgen, Inc. (a)	113,550	6,640,404
Celgene Corp. (a)	175,369	9,957,452
Vertex Pharmaceuticals, Inc. (a)	46,360	1,780,224
		18,378,080
Chemicals – 4.2%
Celanese Corp. Series A	42,100	1,225,110
Monsanto Co.	168,884	12,814,918
Potash Corporation of Saskatchewan, Inc.	59,140	5,875,559
Praxair, Inc.	121,650	9,162,678
		29,078,265
Commercial Services – 6.7%
Apollo Group, Inc. Class A (a)	143,750	8,709,813
MasterCard, Inc. Class A	53,320	13,324,668
Quanta Services, Inc. (a)	179,920	3,278,142
Verisk Analytics, Inc. (a)	79,090	2,224,011
Visa, Inc. Class A	182,380	14,960,631
Western Union Co.	214,000	3,967,560
		46,464,825
Computers – 9.2%
Accenture PLC Class A	94,010	3,853,470
Apple, Inc. (a)	101,082	19,419,874
Cognizant Technology Solutions Corp. Class A (a)	40,400	1,763,864
Hewlett-Packard Co.	434,000	20,428,380
NetApp, Inc. (a)	217,569	6,337,785
Research In Motion Ltd. (a)	193,570	12,187,167
		63,990,540
Cosmetics & Personal Care – 0.9%
Colgate-Palmolive Co.	82,360	6,591,271
Diversified Financial – 6.4%
BM&F BOVESPA SA	825,510	5,601,675
The Charles Schwab Corp.	322,070	5,890,660
Credit Suisse Group	148,211	6,454,398
The Goldman Sachs Group, Inc.	49,300	7,331,896
IntercontinentalExchange, Inc. (a)	98,560	9,410,509
JPMorgan Chase & Co.	171,700	6,685,998
T. Rowe Price Group, Inc.	61,360	3,044,683
		44,419,819
Energy — Alternate Sources – 0.6%
First Solar, Inc. (a)	38,100	4,316,730
Engineering & Construction – 1.3%
ABB Ltd. (a)	508,371	9,237,594
Foods – 2.4%
Nestle SA	268,836	12,780,844
Unilever NV	114,600	3,519,216
		16,300,060
Health Care — Products – 4.1%
Baxter International, Inc.	252,630	14,548,962
Henry Schein, Inc. (a)	94,742	5,120,805
St. Jude Medical, Inc. (a)	92,000	3,471,160
Stryker Corp.	103,070	5,351,394
		28,492,321
Health Care — Services – 1.4%
Thermo Fisher Scientific, Inc. (a)	202,960	9,366,604
Internet – 6.8%
Amazon.com, Inc. (a)	70,952	8,898,090
eBay, Inc. (a)	452,323	10,412,476
Google, Inc. Class A (a)	51,970	27,513,957
		46,824,523
Machinery — Construction & Mining – 0.6%
Joy Global, Inc.	92,120	4,213,569
Media – 2.6%
Cablevision Systems Corp. Class A	296,330	7,597,901
The McGraw-Hill Cos., Inc.	147,740	5,237,383
The Walt Disney Co.	173,730	5,133,722
		17,969,006
Mining – 0.6%
Xstrata PLC (a)	268,540	4,397,483
Oil & Gas – 5.0%
Apache Corp.	74,870	7,394,910
Cobalt International Energy, Inc. (a)	154,600	1,884,574
EOG Resources, Inc.	33,100	2,992,902
Occidental Petroleum Corp.	175,123	13,719,136
Range Resources Corp.	104,870	4,824,020
Southwestern Energy Co. (a)	81,800	3,507,584
		34,323,126
Oil & Gas Services – 3.3%
Cameron International Corp. (a)	148,700	5,600,042
Halliburton Co.	234,920	6,862,013
Schlumberger Ltd.	161,966	10,278,362
		22,740,417
Pharmaceuticals – 8.7%
Allergan, Inc.	139,932	8,046,090
DENTSPLY International, Inc.	158,260	5,306,458
Express Scripts, Inc. (a)	152,960	12,827,226
Gilead Sciences, Inc. (a)	235,094	11,347,987
Medco Health Solutions, Inc. (a)	104,360	6,416,053
Novo Nordisk A/S Class B	65,840	4,457,956
Roche Holding AG	42,180	7,117,183
Shire Ltd.	234,500	4,653,179
		60,172,132
Real Estate – 0.5%
Jones Lang Lasalle, Inc.	66,950	3,816,819

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail – 6.3%
Bed Bath & Beyond, Inc. (a)	150,850	$5,837,895
Coach, Inc.	280,090	9,769,539
McDonald's Corp.	71,880	4,487,468
Polo Ralph Lauren Corp.	56,881	4,664,242
Staples, Inc.	151,050	3,543,633
Wal-Mart Stores, Inc.	222,750	11,901,533
Walgreen Co.	92,200	3,323,810
		43,528,120
Semiconductors – 4.5%
Broadcom Corp. Class A (a)	349,438	9,336,983
MEMC Electronic Materials, Inc. (a)	408,260	5,135,911
NVIDIA Corp. (a)	641,370	9,870,684
Texas Instruments, Inc.	299,190	6,731,775
		31,075,353
Software – 5.9%
Adobe Systems, Inc. (a)	316,066	10,208,932
Microsoft Corp.	369,814	10,421,359
MSCI, Inc. Class A (a)	115,199	3,405,282
Oracle Corp.	548,480	12,647,949
Salesforce.com, Inc. (a)	68,690	4,365,249
		41,048,771
Telecommunications – 7.1%
Corning, Inc.	189,300	3,422,544
Crown Castle International Corp. (a)	274,799	10,151,075
Juniper Networks, Inc. (a)	239,870	5,955,972
NII Holdings, Inc. (a)	208,666	6,831,725
Qualcomm, Inc.	577,420	22,629,090
		48,990,406
Toys, Games & Hobbies – 0.7%
Nintendo Co. Ltd.	18,370	5,130,361
Transportation – 0.3%
Union Pacific Corp.	38,800	2,347,401
TOTAL COMMON STOCK (Cost $628,615,545)		692,234,522
TOTAL EQUITIES (Cost $628,615,545)		692,234,522
TOTAL LONG-TERM INVESTMENTS (Cost $628,615,545)		692,234,522
	Principal Amount
SHORT-TERM INVESTMENTS – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/29/10, 0.010%, due 2/01/10 (b)	$1,619,558	1,619,558
TOTAL SHORT-TERM INVESTMENTS (Cost $1,619,558)		1,619,558
TOTAL INVESTMENTS – 100.2% (Cost $630,235,103) (c)		693,854,080
Other Assets/ (Liabilities) – (0.2)%		(1,086,451)
NET ASSETS – 100.0%		$692,767,629

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $1,619,560. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $1,652,077.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.2%
COMMON STOCK – 100.2%
Advertising – 0.2%
Omnicom Group, Inc.	10,700	$377,710
Aerospace & Defense – 2.4%
Alliant Techsystems, Inc. (a)	2,605	205,717
BE Aerospace, Inc. (a)	3,000	67,290
The Boeing Co.	500	30,300
General Dynamics Corp.	1,600	106,960
Goodrich Corp.	4,360	269,928
Lockheed Martin Corp.	10,530	784,696
Northrop Grumman Corp.	2,290	129,614
Raytheon Co.	11,870	622,344
Rockwell Collins, Inc.	4,380	232,972
TransDigm Group, Inc.	1,400	67,578
United Technologies Corp.	26,890	1,814,537
		4,331,936
Agriculture – 2.8%
Altria Group, Inc.	58,620	1,164,193
Archer-Daniels-Midland Co.	15,600	467,532
Lorillard, Inc.	3,145	238,076
Philip Morris International, Inc.	68,270	3,106,968
		4,976,769
Airlines – 0.2%
Copa Holdings SA Class A	2,600	135,148
Delta Air Lines, Inc. (a)	17,700	216,471
		351,619
Apparel – 0.5%
Nike, Inc. Class B	11,920	759,900
VF Corp.	1,800	129,654
		889,554
Auto Manufacturers – 0.3%
Navistar International Corp. (a)	4,300	159,057
Paccar, Inc.	10,900	392,727
		551,784
Automotive & Parts – 0.5%
BorgWarner, Inc. (a)	3,440	120,710
Federal-Mogul Corp. (a)	2,500	40,950
The Goodyear Tire & Rubber Co. (a)	7,500	100,050
Johnson Controls, Inc.	9,120	253,809
TRW Automotive Holdings Corp. (a)	7,865	181,131
WABCO Holdings, Inc.	5,325	137,651
		834,301
Banks – 0.8%
Bank of New York Mellon Corp.	7,070	205,666
BOK Financial Corp.	300	14,223
Capital One Financial Corp.	5,470	201,624
Commerce Bancshares, Inc.	630	24,936
Northern Trust Corp.	2,370	119,733
State Street Corp.	6,597	282,879
Wells Fargo & Co.	20,830	592,197
		1,441,258
Beverages – 3.4%
Brown-Forman Corp. Class B	3,270	167,816
The Coca-Cola Co.	55,570	3,014,673
Coca-Cola Enterprises, Inc.	9,700	195,843
Green Mountain Coffee Roasters, Inc. (a)	345	29,263
Hansen Natural Corp. (a)	300	11,535
Molson Coors Brewing Co. Class B	300	12,600
The Pepsi Bottling Group, Inc.	5,700	212,040
PepsiCo, Inc.	42,120	2,511,194
		6,154,964
Biotechnology – 2.0%
Amgen, Inc. (a)	33,390	1,952,647
Bio-Rad Laboratories, Inc. Class A (a)	1,545	143,963
Biogen Idec, Inc. (a)	8,035	431,801
Celgene Corp. (a)	6,625	376,167
Genzyme Corp. (a)	2,310	125,341
Illumina, Inc. (a)	1,600	58,704
Life Technologies Corp. (a)	4,145	206,048
Millipore Corp. (a)	2,050	141,388
Myriad Genetics, Inc. (a)	1,725	40,538
Vertex Pharmaceuticals, Inc. (a)	1,755	67,392
		3,543,989
Building Materials – 0.3%
Armstrong World Industries, Inc. (a)	5,319	193,771
Eagle Materials, Inc.	2,300	52,463
Lennox International, Inc.	1,510	57,712
Masco Corp.	5,800	78,648
Owens Corning, Inc. (a)	2,895	74,489
		457,083
Chemicals – 2.2%
Air Products & Chemicals, Inc.	2,230	169,391
Albemarle Corp.	4,710	168,241
Ashland, Inc.	5,600	226,296
Celanese Corp. Series A	8,490	247,059
CF Industries Holdings, Inc.	1,700	157,862
Ecolab, Inc.	8,390	368,321
EI du Pont de Nemours & Co.	10,900	355,449
FMC Corp.	700	35,658
International Flavors & Fragrances, Inc.	4,000	159,080
The Lubrizol Corp.	3,678	271,032
Monsanto Co.	2,321	176,117
The Mosaic Co.	4,100	219,391
Praxair, Inc.	8,090	609,339
RPM International, Inc.	15,055	281,528
The Sherwin-Williams Co.	3,390	214,757
Sigma-Aldrich Corp.	4,370	209,105
Terra Industries, Inc.	3,575	112,970
		3,981,596
Coal – 0.6%
Alpha Natural Resources, Inc. (a)	4,692	190,542
CONSOL Energy, Inc.	5,160	240,508
Massey Energy Co.	2,160	83,203
Peabody Energy Corp.	10,800	454,896
Walter Energy, Inc.	2,800	181,776
		1,150,925
Commercial Services – 3.9%
Aaron's, Inc.	2,400	66,864

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Alliance Data Systems Corp. (a)	3,500	$208,110
Apollo Group, Inc. Class A (a)	3,570	216,306
Automatic Data Processing, Inc.	17,115	698,121
Brink's Home Security Holdings, Inc. (a)	1,300	53,300
Career Education Corp. (a)	9,300	202,275
Convergys Corp. (a)	18,900	202,230
Corrections Corporation of America (a)	500	9,355
DeVry, Inc.	2,300	140,438
Donnelley (R.R.) & Sons Co.	9,900	196,218
Equifax, Inc.	2,360	75,520
FTI Consulting, Inc. (a)	1,400	58,030
Genpact Ltd. (a)	3,700	51,319
Global Payments, Inc.	3,595	159,977
H&R Block, Inc.	13,500	290,520
Hewitt Associates, Inc. Class A (a)	5,210	205,691
Hillenbrand, Inc.	800	14,680
Iron Mountain, Inc. (a)	2,700	61,722
ITT Educational Services, Inc. (a)	1,110	107,526
Lender Processing Services, Inc.	5,500	213,180
MasterCard, Inc. Class A	2,800	699,720
McKesson Corp.	4,800	282,336
Moody's Corp.	5,320	146,779
Paychex, Inc.	9,100	263,809
Pharmaceutical Product Development, Inc.	2,500	58,400
Robert Half International, Inc.	4,900	131,908
SAIC, Inc. (a)	8,800	161,304
Strayer Education, Inc.	300	62,334
Total System Services, Inc.	9,325	133,441
Visa, Inc. Class A	16,000	1,312,480
Weight Watchers International, Inc.	200	5,772
Western Union Co.	29,320	543,593
		7,033,258
Computers – 10.1%
Affiliated Computer Services, Inc. Class A (a)	1,800	110,736
Apple, Inc. (a)	29,085	5,587,810
Cadence Design Systems, Inc. (a)	9,300	54,033
Cognizant Technology Solutions Corp. Class A (a)	10,400	454,064
Dell, Inc. (a)	70,400	908,160
Diebold, Inc.	3,560	94,589
DST Systems, Inc. (a)	1,120	50,770
EMC Corp. (a)	9,580	159,699
Hewlett-Packard Co.	70,150	3,301,960
IHS, Inc. Class A (a)	1,800	92,592
International Business Machines Corp.	47,605	5,826,376
MICROS Systems, Inc. (a)	3,500	100,030
NCR Corp. (a)	5,560	66,553
NetApp, Inc. (a)	12,395	361,066
SanDisk Corp. (a)	6,100	155,062
Seagate Technology	16,115	269,604
Synopsys, Inc. (a)	3,200	68,064
Teradata Corp. (a)	6,800	190,196
Western Digital Corp. (a)	8,630	327,854
		18,179,218
Cosmetics & Personal Care – 3.0%
Alberto-Culver Co.	2,700	76,653
Avon Products, Inc.	11,600	349,624
Colgate-Palmolive Co.	11,025	882,331
The Estee Lauder Cos., Inc. Class A	5,070	266,276
The Procter & Gamble Co.	62,662	3,856,846
		5,431,730
Distribution & Wholesale – 0.3%
Fastenal Co.	3,710	153,891
LKQ Corp. (a)	2,600	48,750
W.W. Grainger, Inc.	2,180	216,431
WESCO International, Inc. (a)	4,570	126,680
		545,752
Diversified Financial – 1.5%
Affiliated Managers Group, Inc. (a)	1,300	78,741
American Express Co.	5,800	218,428
AmeriCredit Corp. (a)	6,245	130,958
Ameriprise Financial, Inc.	1,200	45,888
BlackRock, Inc.	595	127,223
The Charles Schwab Corp.	6,085	111,295
CME Group, Inc.	200	57,364
Eaton Vance Corp.	2,700	77,787
Federated Investors, Inc. Class B	2,780	70,556
Franklin Resources, Inc.	2,070	204,992
The Goldman Sachs Group, Inc.	1,460	217,131
Greenhill & Co., Inc.	400	31,120
IntercontinentalExchange, Inc. (a)	2,245	214,353
Invesco Ltd.	2,300	44,390
Investment Technology Group, Inc. (a)	200	4,100
Lazard Ltd. Class A	1,125	43,357
Morgan Stanley	10,790	288,956
The NASDAQ OMX Group, Inc. (a)	1,700	30,583
NYSE Euronext	2,400	56,184
SLM Corp. (a)	10,600	111,618
T. Rowe Price Group, Inc.	7,815	387,780
TD Ameritrade Holding Corp. (a)	9,460	168,010
Waddell & Reed Financial, Inc. Class A	2,000	62,660
		2,783,474
Electric – 0.8%
The AES Corp. (a)	22,600	285,438
Allegheny Energy, Inc.	3,000	62,850
Calpine Corp. (a)	7,100	77,745
CenterPoint Energy, Inc.	11,680	162,936
Constellation Energy Group, Inc.	8,300	267,924
DPL, Inc.	330	8,857
Exelon Corp.	2,100	95,802
FPL Group, Inc.	600	29,256
NV Energy, Inc.	4,000	46,080
PPL Corp.	11,255	331,910
		1,368,798
Electrical Components & Equipment – 0.8%
AMETEK, Inc.	2,900	105,676
Emerson Electric Co.	24,310	1,009,837
Energizer Holdings, Inc. (a)	1,750	97,125
Hubbell, Inc. Class B	2,310	99,469
Molex, Inc.	2,545	51,307
		1,363,414
Electronics – 1.5%
Agilent Technologies, Inc. (a)	10,510	294,595

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Amphenol Corp. Class A	5,640	$224,698
Arrow Electronics, Inc. (a)	5,565	146,193
Avnet, Inc. (a)	7,280	192,483
AVX Corp.	22,600	268,488
Dolby Laboratories, Inc. Class A (a)	1,630	82,038
FLIR Systems, Inc. (a)	2,600	76,908
Garmin Ltd.	9,465	305,814
Gentex Corp.	3,960	75,913
Jabil Circuit, Inc.	11,935	172,819
Mettler-Toledo International, Inc. (a)	1,130	110,141
National Instruments Corp.	1,900	55,841
PerkinElmer, Inc.	1,070	21,550
Thomas & Betts Corp. (a)	5,800	195,808
Trimble Navigation Ltd. (a)	3,810	87,211
Vishay Intertechnology, Inc. (a)	19,700	148,538
Waters Corp. (a)	3,490	198,860
		2,657,898
Energy — Alternate Sources – 0.0%
First Solar, Inc. (a)	20	2,266
Engineering & Construction – 0.5%
Aecom Technology Corp. (a)	200	5,394
Fluor Corp.	4,500	204,030
Jacobs Engineering Group, Inc. (a)	6,300	238,077
McDermott International, Inc. (a)	6,370	150,460
The Shaw Group, Inc. (a)	3,345	108,010
URS Corp. (a)	2,400	107,712
		813,683
Entertainment – 0.1%
International Game Technology	8,700	159,558
Regal Entertainment Group Class A	1,900	28,063
		187,621
Environmental Controls – 0.5%
Nalco Holding Co.	6,600	155,628
Republic Services, Inc.	5,300	141,987
Stericycle, Inc. (a)	1,930	102,155
Waste Connections, Inc. (a)	900	28,953
Waste Management, Inc.	14,261	457,065
		885,788
Foods – 1.5%
Campbell Soup Co.	3,900	129,129
Dean Foods Co. (a)	6,500	114,595
General Mills, Inc.	4,480	319,469
H.J. Heinz Co.	8,574	374,083
The Hershey Co.	4,000	145,720
Hormel Foods Corp.	2,500	96,750
Kellogg Co.	4,940	268,835
The Kroger Co.	12,025	257,696
McCormick & Co., Inc.	2,800	101,640
Sara Lee Corp.	14,600	177,244
Smithfield Foods, Inc. (a)	11,200	168,672
Sysco Corp.	16,900	473,031
Whole Foods Market, Inc. (a)	4,270	116,229
		2,743,093
Forest Products & Paper – 0.0%
Plum Creek Timber Co., Inc.	1,500	54,255
Rayonier, Inc.	410	17,195
		71,450
Hand & Machine Tools – 0.0%
Snap-on, Inc.	1,700	69,496
Health Care — Products – 6.0%
Baxter International, Inc.	18,565	1,069,158
Beckman Coulter, Inc.	1,915	125,184
Becton, Dickinson & Co.	8,050	606,728
Boston Scientific Corp. (a)	8,000	69,040
C.R. Bard, Inc.	3,250	269,393
Edwards Lifesciences Corp. (a)	620	55,564
Gen-Probe, Inc. (a)	3,400	145,962
Henry Schein, Inc. (a)	2,400	129,720
Hill-Rom Holdings, Inc.	1,000	23,370
Hologic, Inc. (a)	900	13,563
IDEXX Laboratories, Inc. (a)	1,900	99,731
Intuitive Surgical, Inc. (a)	975	319,858
Inverness Medical Innovations, Inc. (a)	3,867	156,111
Johnson & Johnson	77,485	4,870,707
Kinetic Concepts, Inc. (a)	5,020	207,276
Medtronic, Inc.	38,245	1,640,328
ResMed, Inc. (a)	2,200	112,508
St. Jude Medical, Inc. (a)	3,315	125,075
Stryker Corp.	12,400	643,808
Techne Corp.	840	55,121
Varian Medical Systems, Inc. (a)	2,700	135,783
		10,873,988
Health Care — Services – 1.1%
Aetna, Inc.	3,400	101,898
Cerner Corp. (a)	400	30,260
CIGNA Corp.	4,180	141,159
Community Health Systems, Inc. (a)	5,190	169,298
Coventry Health Care, Inc. (a)	7,580	173,430
DaVita, Inc. (a)	2,600	155,376
Health Management Associates, Inc. Class A (a)	22,655	150,429
Humana, Inc. (a)	2,090	101,616
Laboratory Corporation of America Holdings (a)	3,410	242,451
Lincare Holdings, Inc. (a)	2,650	97,573
Mednax, Inc. (a)	970	55,154
Quest Diagnostics, Inc.	5,000	278,350
Tenet Healthcare Corp. (a)	15,200	84,208
Thermo Fisher Scientific, Inc. (a)	2,600	119,990
Universal Health Services, Inc. Class B	300	8,748
WellPoint, Inc. (a)	2,315	147,512
		2,057,452
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	2,200	49,126
Home Builders – 0.2%
KB Home	2,670	40,798
M.D.C. Holdings, Inc.	1,900	63,840
NVR, Inc. (a)	195	133,407
Pulte Homes, Inc. (a)	2,424	25,500
Thor Industries, Inc.	1,865	59,214
		322,759
Home Furnishing – 0.0%
Harman International Industries, Inc.	800	28,440

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products – 0.8%
Avery Dennison Corp.	2,230	$72,497
Church & Dwight Co., Inc.	2,230	134,447
The Clorox Co.	4,380	259,165
Kimberly-Clark Corp.	15,570	924,702
The Scotts Miracle-Gro Co. Class A	2,000	79,400
		1,470,211
Housewares – 0.2%
Newell Rubbermaid, Inc.	9,500	128,915
The Toro Co.	5,700	222,015
		350,930
Insurance – 1.5%
Aflac, Inc.	14,470	700,782
American International Group, Inc. (a)	1,900	46,037
Arthur J. Gallagher & Co.	2,800	63,140
Axis Capital Holdings Ltd.	4,800	138,240
Brown & Brown, Inc.	2,600	45,760
CNA Financial Corp. (a)	7,200	169,128
Endurance Specialty Holdings Ltd.	5,840	210,357
Erie Indemnity Co. Class A	90	3,510
Fidelity National Financial, Inc. Class A	3,400	43,860
Genworth Financial, Inc. Class A (a)	11,000	152,240
The Hanover Insurance Group, Inc.	200	8,484
Lincoln National Corp.	4,400	108,152
Marsh & McLennan Cos., Inc.	1,300	28,028
Principal Financial Group, Inc.	11,400	262,770
The Progressive Corp.	2,600	43,108
Prudential Financial, Inc.	9,705	485,153
Reinsurance Group of America, Inc. Class A	200	9,744
Validus Holdings Ltd.	4,600	121,900
W.R. Berkley Corp.	2,340	56,932
		2,697,325
Internet – 4.3%
Akamai Technologies, Inc. (a)	5,100	125,970
Amazon.com, Inc. (a)	9,240	1,158,789
eBay, Inc. (a)	7,640	175,873
Equinix, Inc. (a)	800	76,984
Expedia, Inc. (a)	8,800	188,408
F5 Networks, Inc. (a)	2,700	133,461
Google, Inc. Class A (a)	7,895	4,179,771
IAC/InterActiveCorp (a)	1,400	28,112
McAfee, Inc. (a)	6,130	231,101
Netflix, Inc. (a)	1,500	93,375
Priceline.com, Inc. (a)	1,500	293,025
Sohu.com, Inc. (a)	1,200	60,420
Symantec Corp. (a)	25,514	432,462
VeriSign, Inc. (a)	6,840	156,704
WebMD Health Corp. (a)	311	12,123
Yahoo!, Inc. (a)	28,290	424,633
		7,771,211
Iron & Steel – 0.0%
Cliffs Natural Resources, Inc.	540	21,573
Schnitzer Steel Industries, Inc. Class A	1,400	56,700
		78,273
Leisure Time – 0.1%
Carnival Corp. (a)	2,685	89,491
Royal Caribbean Cruises Ltd. (a)	2,500	65,225
WMS Industries, Inc. (a)	900	33,372
		188,088
Lodging – 0.2%
Las Vegas Sands Corp. (a)	7,100	110,050
Marriott International, Inc. Class A	4,367	114,546
MGM MIRAGE (a)	2,300	25,438
Starwood Hotels & Resorts Worldwide, Inc.	700	23,324
Wyndham Worldwide Corp.	5,047	105,937
		379,295
Machinery — Construction & Mining – 0.4%
Caterpillar, Inc.	10,760	562,102
Joy Global, Inc.	3,200	146,368
		708,470
Machinery — Diversified – 0.4%
Cummins, Inc.	2,660	120,126
Deere & Co.	2,500	124,875
Flowserve Corp.	1,240	111,811
Graco, Inc.	3,300	88,077
IDEX Corp.	2,150	60,673
Rockwell Automation, Inc.	500	24,120
Roper Industries, Inc.	1,965	98,407
Wabtec Corp.	1,600	61,328
Zebra Technologies Corp. Class A (a)	1,250	32,625
		722,042
Manufacturing – 2.5%
3M Co.	21,990	1,769,975
The Brink's Co.	4,400	102,872
Carlisle Cos., Inc.	6,100	204,472
Crane Co.	6,000	183,120
Danaher Corp.	4,910	350,328
Donaldson Co., Inc.	5,265	201,334
Dover Corp.	4,530	194,246
Harsco Corp.	3,600	107,136
Honeywell International, Inc.	21,820	843,125
ITT Corp.	3,650	176,332
Leggett & Platt, Inc.	7,600	138,776
Pall Corp.	3,700	127,539
Teleflex, Inc.	1,500	85,740
		4,484,995
Media – 0.9%
Comcast Corp. Class A	10,395	164,553
CTC Media, Inc. (a)	3,700	49,950
DIRECTV Class A (a)	17,185	521,565
Discovery Communications, Inc., Series C (a)	9,300	244,218
FactSet Research Systems, Inc.	1,900	119,700
John Wiley & Sons, Inc. Class A	1,500	62,625
The McGraw-Hill Cos., Inc.	11,770	417,246
Scripps Networks Interactive Class A	1,800	76,860
The Walt Disney Co.	261	7,713
		1,664,430

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware – 0.2%
Precision Castparts Corp.	1,800	$189,450
Valmont Industries, Inc.	1,665	115,651
		305,101
Mining – 0.8%
Alcoa, Inc.	11,588	147,515
Compass Minerals International, Inc.	600	37,824
Freeport-McMoRan Copper & Gold, Inc.	8,100	540,189
Newmont Mining Corp.	16,900	724,334
Southern Copper Corp.	2,200	58,586
		1,508,448
Oil & Gas – 2.6%
Atwood Oceanics, Inc. (a)	2,400	80,448
Diamond Offshore Drilling, Inc.	1,600	146,448
EQT Corp.	1,600	70,432
Exxon Mobil Corp.	48,290	3,111,325
Frontier Oil Corp.	3,100	38,626
Helmerich & Payne, Inc.	1,600	66,928
Holly Corp.	2,200	57,420
Patterson-UTI Energy, Inc.	7,800	119,808
Petrohawk Energy Corp. (a)	2,900	64,757
Plains Exploration & Production Co. (a)	1,900	63,365
Pride International, Inc. (a)	4,900	145,040
Range Resources Corp.	100	4,600
Rowan Companies, Inc. (a)	6,630	142,412
Seahawk Drilling, Inc. (a)	17,026	356,014
Southwestern Energy Co. (a)	1,560	66,893
Tesoro Corp.	6,400	80,000
		4,614,516
Oil & Gas Services – 0.7%
Cameron International Corp. (a)	6,730	253,452
Dresser-Rand Group, Inc. (a)	3,870	114,475
Exterran Holdings, Inc. (a)	6,000	121,680
FMC Technologies, Inc. (a)	5,000	265,850
Oceaneering International, Inc. (a)	2,200	120,340
Schlumberger Ltd.	3,910	248,128
Smith International, Inc.	4,600	139,472
		1,263,397
Packaging & Containers – 0.3%
Ball Corp.	2,400	121,896
Crown Holdings, Inc. (a)	6,100	145,241
Owens-IIlinois, Inc. (a)	5,170	140,727
Packaging Corporation of America	200	4,408
Pactiv Corp. (a)	3,800	85,690
		497,962
Pharmaceuticals – 6.2%
Abbott Laboratories	53,690	2,842,348
Allergan, Inc.	11,140	640,550
AmerisourceBergen Corp.	9,500	258,970
Bristol-Myers Squibb Co.	37,740	919,346
Cephalon, Inc. (a)	2,440	155,770
DENTSPLY International, Inc.	4,850	162,620
Eli Lilly & Co.	17,255	607,376
Express Scripts, Inc. (a)	4,680	392,465
Gilead Sciences, Inc. (a)	14,085	679,883
Herbalife Ltd.	4,240	164,724
Hospira, Inc. (a)	5,770	292,193
Mead Johnson Nutrition Co.	3,300	149,259
Medco Health Solutions, Inc. (a)	18,220	1,120,166
Merck & Co., Inc.	54,989	2,099,480
Mylan, Inc. (a)	8,735	159,239
NBTY, Inc. (a)	900	40,077
Omnicare, Inc.	2,090	52,250
OSI Pharmaceuticals, Inc. (a)	100	3,422
Patterson Cos., Inc. (a)	2,000	57,120
Perrigo Co.	2,800	123,984
Valeant Pharmaceuticals International (a)	6,330	211,865
VCA Antech, Inc. (a)	1,200	30,468
		11,163,575
Pipelines – 0.0%
El Paso Corp.	5,425	55,064
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	4,000	49,200
Real Estate Investment Trusts (REITS) – 0.5%
Digital Realty Trust, Inc.	1,400	67,200
HCP, Inc.	3,200	90,720
Health Care REIT, Inc.	1,670	71,810
The Macerich Co.	1,080	33,318
Nationwide Health Properties, Inc.	2,500	82,400
Public Storage	4,100	324,638
Simon Property Group, Inc.	2,689	193,608
		863,694
Retail – 10.5%
Abercrombie & Fitch Co. Class A	4,475	141,142
Advance Auto Parts, Inc.	3,840	151,488
Aeropostale, Inc. (a)	5,585	183,691
American Eagle Outfitters, Inc.	4,200	66,738
AutoNation, Inc. (a)	5,300	95,400
AutoZone, Inc. (a)	1,000	155,030
Barnes & Noble, Inc.	5,455	95,353
Bed Bath & Beyond, Inc. (a)	9,200	356,040
Best Buy Co., Inc.	14,370	526,661
Big Lots, Inc. (a)	5,600	159,096
BJ's Wholesale Club, Inc. (a)	1,700	57,443
Brinker International, Inc.	9,500	155,040
Burger King Holdings, Inc.	600	10,464
CarMax, Inc. (a)	3,900	80,457
Chico's FAS, Inc. (a)	11,120	142,002
Chipotle Mexican Grill, Inc. (a)	1,100	106,106
Coach, Inc.	15,205	530,350
Copart, Inc. (a)	1,105	37,305
Costco Wholesale Corp.	15,400	884,422
CVS Caremark Corp.	9,330	302,012
Darden Restaurants, Inc.	2,100	77,616
Dick's Sporting Goods, Inc. (a)	2,900	64,873
Dollar Tree, Inc. (a)	2,280	112,906
Family Dollar Stores, Inc.	4,930	152,238
Foot Locker, Inc.	5,800	65,482

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GameStop Corp. Class A (a)	5,100	$100,827
The Gap, Inc.	18,300	349,164
Guess?, Inc.	2,000	79,420
Hanesbrands, Inc. (a)	5,785	132,881
The Home Depot, Inc.	5,100	142,851
Kohl's Corp. (a)	10,100	508,737
Limited Brands, Inc.	10,200	194,004
Lowe's Cos., Inc.	13,600	294,440
McDonald's Corp.	30,500	1,904,115
MSC Industrial Direct Co., Inc. Class A	1,300	56,147
Nordstrom, Inc.	5,900	203,786
O'Reilly Automotive, Inc. (a)	1,100	41,580
Office Depot, Inc. (a)	40,400	229,472
Panera Bread Co. Class A (a)	1,000	71,420
Penske Auto Group, Inc. (a)	10,800	151,848
PetSmart, Inc.	4,700	121,025
Phillips-Van Heusen Corp.	6,420	252,242
Polo Ralph Lauren Corp.	2,660	218,120
RadioShack Corp.	2,760	53,875
Ross Stores, Inc.	5,790	265,935
Staples, Inc.	23,600	553,656
Starbucks Corp. (a)	27,300	594,867
Target Corp.	23,520	1,205,870
Tiffany & Co.	4,510	183,151
The TJX Cos., Inc.	15,560	591,436
Urban Outfitters, Inc. (a)	2,800	88,396
Wal-Mart Stores, Inc.	69,655	3,721,667
Walgreen Co.	35,800	1,290,590
Wendy's/Arby's Group, Inc. Class A	13,500	62,235
Williams-Sonoma, Inc.	12,500	237,250
Yum! Brands, Inc.	8,640	295,574
		18,905,936
Savings & Loans – 0.1%
Capitol Federal Financial	300	9,786
Hudson City Bancorp, Inc.	8,920	118,368
		128,154
Semiconductors – 4.0%
Advanced Micro Devices, Inc. (a)	10,920	81,463
Altera Corp.	7,855	167,469
Analog Devices, Inc.	9,680	260,973
Broadcom Corp. Class A (a)	16,300	435,536
Cree, Inc. (a)	3,700	206,867
Cypress Semiconductor Corp. (a)	8,665	87,083
Integrated Device Technology, Inc. (a)	20,600	116,802
Intel Corp.	109,324	2,120,885
International Rectifier Corp. (a)	3,200	57,728
Intersil Corp. Class A	7,950	107,086
Lam Research Corp. (a)	3,600	118,836
Linear Technology Corp.	7,120	185,832
Marvell Technology Group Ltd. (a)	16,215	282,627
Maxim Integrated Products, Inc.	9,000	157,320
MEMC Electronic Materials, Inc. (a)	5,300	66,674
Microchip Technology, Inc.	5,900	152,279
Micron Technology, Inc. (a)	17,900	156,088
National Semiconductor Corp.	8,010	106,213
Novellus Systems, Inc. (a)	2,130	44,517
NVIDIA Corp. (a)	20,725	318,958
ON Semiconductor Corp. (a)	10,300	74,263
QLogic Corp. (a)	4,200	72,198
Rambus, Inc. (a)	2,200	48,268
Rovi Corp. (a)	3,300	95,271
Silicon Laboratories, Inc. (a)	1,500	63,360
Teradyne, Inc. (a)	17,120	159,901
Texas Instruments, Inc.	56,150	1,263,375
Varian Semiconductor Equipment Associates, Inc. (a)	2,500	73,325
Xilinx, Inc.	9,810	231,320
		7,312,517
Software – 8.1%
Activision Blizzard, Inc. (a)	7,200	73,152
Adobe Systems, Inc. (a)	18,750	605,625
ANSYS, Inc. (a)	3,100	129,766
Autodesk, Inc. (a)	3,350	79,696
BMC Software, Inc. (a)	5,430	209,815
Broadridge Financial Solutions, Inc.	9,260	201,127
CA, Inc.	10,100	222,604
Citrix Systems, Inc. (a)	3,790	157,474
Dun & Bradstreet Corp.	1,320	104,240
Electronic Arts, Inc. (a)	3,400	55,352
Fidelity National Information Services, Inc.	11,350	267,406
Fiserv, Inc. (a)	4,450	200,428
IMS Health, Inc.	6,150	133,086
Intuit, Inc. (a)	10,160	300,838
Microsoft Corp.	275,865	7,773,876
MSCI, Inc. Class A (a)	2,900	85,724
Novell, Inc. (a)	7,515	33,592
Nuance Communications, Inc. (a)	7,500	112,650
Oracle Corp.	141,000	3,251,460
Red Hat, Inc. (a)	6,900	187,818
Salesforce.com, Inc. (a)	2,325	147,754
SEI Investments Co.	4,000	70,840
Sybase, Inc. (a)	4,895	199,080
VMware, Inc. Class A (a)	2,470	112,163
		14,715,566
Telecommunications – 5.1%
Amdocs Ltd. (a)	1,500	42,885
American Tower Corp. Class A (a)	3,305	140,297
Ciena Corp. (a)	4,330	55,208
Cisco Systems, Inc. (a)	200,370	4,502,314
Corning, Inc.	39,230	709,278
Crown Castle International Corp. (a)	2,735	101,031
Frontier Communications Corp.	19,700	149,917
Harris Corp.	4,770	204,728
JDS Uniphase Corp. (a)	10,100	79,386
Juniper Networks, Inc. (a)	12,920	320,804
Leap Wireless International, Inc. (a)	2,000	26,380
MetroPCS Communications, Inc. (a)	22,575	127,097
Motorola, Inc. (a)	11,500	70,725
NeuStar, Inc. Class A (a)	3,900	87,594
NII Holdings, Inc. (a)	3,700	121,138
Qualcomm, Inc.	55,290	2,166,815

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SBA Communications Corp. Class A (a)	1,670	$55,260
TW Telecom, Inc. (a)	9,070	139,769
Windstream Corp.	18,970	195,581
		9,296,207
Textiles – 0.0%
Cintas Corp.	2,500	62,775
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	1,770	54,074
Mattel, Inc.	8,500	167,620
		221,694
Transportation – 1.6%
C.H. Robinson Worldwide, Inc.	6,000	339,780
Con-way, Inc.	1,500	42,930
Expeditors International of Washington, Inc.	6,700	228,470
J.B. Hunt Transport Services, Inc.	2,900	88,914
Kirby Corp. (a)	1,340	43,470
Landstar System, Inc.	2,360	85,644
Norfolk Southern Corp.	1,760	82,826
Teekay Corp.	3,920	97,843
Union Pacific Corp.	6,960	421,080
United Parcel Service, Inc. Class B	24,620	1,422,297
UTI Worldwide, Inc.	5,600	76,888
		2,930,142
Trucking & Leasing – 0.1%
GATX Corp.	4,100	107,502
TOTAL COMMON STOCK (Cost $162,264,471)		181,028,912
TOTAL EQUITIES (Cost $162,264,471)		181,028,912
MUTUAL FUNDS – 0.1%
Diversified Financial – 0.1%
iShares Russell 1000 Growth Index Fund	2,625	124,976
TOTAL MUTUAL FUNDS (Cost $133,026)		124,976
TOTAL LONG-TERM INVESTMENTS (Cost $162,397,497)		181,153,888
TOTAL INVESTMENTS – 100.3% (Cost $162,397,497) (b)		181,153,888
Other Assets/ (Liabilities) – (0.3)%		(487,539)
NET ASSETS – 100.0%		$180,666,349

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.3%
COMMON STOCK – 95.3%
Aerospace & Defense – 1.8%
Goodrich Corp.	14,869	$920,540
Auto Manufacturers – 2.1%
Navistar International Corp. (a)	29,722	1,099,417
Automotive & Parts – 2.5%
The Goodyear Tire & Rubber Co. (a)	47,853	638,359
WABCO Holdings, Inc.	26,600	687,610
		1,325,969
Banks – 3.1%
Comerica, Inc.	14,910	514,544
Fifth Third Bancorp	50,920	633,445
KeyCorp	63,750	457,725
		1,605,714
Beverages – 1.8%
Molson Coors Brewing Co. Class B	22,340	938,280
Biotechnology – 1.2%
Charles River Laboratories International, Inc. (a)	16,980	617,053
Chemicals – 2.5%
Celanese Corp. Series A	23,410	681,231
Intrepid Potash, Inc. (a)	25,710	629,638
		1,310,869
Coal – 1.6%
Alpha Natural Resources, Inc. (a)	21,310	865,399
Commercial Services – 4.9%
Apollo Group, Inc. Class A (a)	7,400	448,366
KAR Auction Services, Inc. (a)	24,870	344,947
TeleTech Holdings, Inc. (a)	53,198	1,012,890
Towers Watson & Co. Class A	16,980	740,837
		2,547,040
Computers – 0.8%
Seagate Technology	25,570	427,786
Diversified Financial – 3.8%
Affiliated Managers Group, Inc. (a)	12,722	770,571
Invesco Ltd.	31,900	615,670
Investment Technology Group, Inc. (a)	29,814	611,187
		1,997,428
Electric – 7.3%
Allegheny Energy, Inc.	31,920	668,724
Cleco Corp.	21,282	551,630
CMS Energy Corp.	85,023	1,289,799
NRG Energy, Inc. (a)	22,876	551,540
NV Energy, Inc.	63,750	734,400
		3,796,093
Electrical Components & Equipment – 2.9%
Energizer Holdings, Inc. (a)	12,710	705,405
General Cable Corp. (a)	28,820	838,662
		1,544,067
Electronics – 2.1%
Agilent Technologies, Inc. (a)	21,283	596,563
Amphenol Corp. Class A	12,717	506,645
		1,103,208
Engineering & Construction – 0.8%
Foster Wheeler AG (a)	14,840	415,223
Entertainment – 1.4%
Bally Technologies, Inc. (a)	7,490	297,128
Pinnacle Entertainment, Inc. (a)	53,198	434,096
		731,224
Foods – 2.2%
Dole Food Co., Inc. (a)	21,300	244,950
The Kroger Co.	42,560	912,061
		1,157,011
Health Care — Products – 0.5%
Hologic, Inc. (a)	17,000	256,190
Health Care — Services – 3.9%
Aetna, Inc.	23,410	701,598
DaVita, Inc. (a)	13,860	828,273
Thermo Fisher Scientific, Inc. (a)	10,640	491,036
		2,020,907
Insurance – 9.3%
ACE Ltd. (a)	23,313	1,148,631
Aon Corp.	8,500	330,650
Assurant, Inc.	36,120	1,135,252
Everest Re Group Ltd.	16,970	1,455,008
Fidelity National Financial, Inc. Class A	28,796	371,468
Genworth Financial, Inc. Class A (a)	31,920	441,773
		4,882,782
Internet – 1.2%
McAfee, Inc. (a)	17,041	642,446
Investment Companies – 0.7%
Fifth Street Finance Corp.	31,920	349,524
Manufacturing – 2.0%
Tyco International Ltd. (a)	29,760	1,054,397
Media – 1.7%
Cablevision Systems Corp. Class A	15,920	408,189
Time Warner Cable, Inc.	10,680	465,541
		873,730
Mining – 1.2%
First Quantum Minerals Ltd.	8,500	618,886
Oil & Gas – 5.0%
Cabot Oil & Gas Corp.	10,640	407,193
ENSCO International PLC Sponsored ADR (United Kingdom)	13,300	519,099
EQT Corp.	12,710	559,494
Noble Energy, Inc.	8,480	627,011
Range Resources Corp.	10,648	489,808
		2,602,605
Oil & Gas Services – 1.2%
Smith International, Inc.	21,300	645,816
Packaging & Containers – 1.0%
Owens-IIlinois, Inc. (a)	19,100	519,902
Pharmaceuticals – 3.8%
Biovail Corp.	42,510	617,245
Hospira, Inc. (a)	16,980	859,867

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shire PLC Sponsored ADR (United Kingdom)	8,460	$504,216
		1,981,328
Real Estate – 0.6%
Starwood Property Trust, Inc.	17,040	334,154
Real Estate Investment Trusts (REITS) – 2.2%
BioMed Realty Trust, Inc.	21,276	309,991
CreXus Investment Corp. (a)	17,040	234,641
ProLogis	46,820	589,932
		1,134,564
Retail – 7.4%
Abercrombie & Fitch Co. Class A	18,100	570,874
Advance Auto Parts, Inc.	15,973	630,135
Bed Bath & Beyond, Inc. (a)	12,770	494,199
Brinker International, Inc.	51,150	834,768
Burger King Holdings, Inc.	31,920	556,685
Chico's FAS, Inc. (a)	25,520	325,890
The Gymboree Corp. (a)	1,700	66,317
Phillips-Van Heusen Corp.	10,610	416,867
		3,895,735
Savings & Loans – 0.9%
NewAlliance Bancshares, Inc.	42,557	495,363
Semiconductors – 3.4%
Lam Research Corp. (a)	12,710	419,557
LSI Corp. (a)	116,810	582,882
Marvell Technology Group Ltd. (a)	16,020	279,229
Varian Semiconductor Equipment Associates, Inc. (a)	17,009	498,874
		1,780,542
Software – 0.7%
Electronic Arts, Inc. (a)	21,278	346,406
Telecommunications – 1.3%
NII Holdings, Inc. (a)	20,240	662,658
Textiles – 0.9%
Mohawk Industries, Inc. (a)	11,600	480,356
Toys, Games & Hobbies – 1.5%
Mattel, Inc.	39,130	771,644
Transportation – 1.0%
J.B. Hunt Transport Services, Inc.	17,000	521,220
Trucking & Leasing – 1.1%
Aircastle Ltd.	61,850	588,193
TOTAL COMMON STOCK (Cost $45,723,577)		49,861,669
TOTAL EQUITIES (Cost $45,723,577)		49,861,669
TOTAL LONG-TERM INVESTMENTS (Cost $45,723,577)		49,861,669
	Principal Amount
SHORT-TERM INVESTMENTS – 4.9%
Repurchase Agreement – 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/29/10, 0.010%, due 2/01/10 (b)	$2,530,350	2,530,350
TOTAL SHORT-TERM INVESTMENTS (Cost $2,530,350)		2,530,350
TOTAL INVESTMENTS – 100.2% (Cost $48,253,927) (c)		52,392,019
Other Assets/ (Liabilities) – (0.2)%		(87,721)
NET ASSETS – 100.0%		$52,304,298

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,530,352. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $2,584,424.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.0%
COMMON STOCK – 99.0%
Advertising – 0.2%
Harte-Hanks, Inc.	5,995	$63,307
inVentiv Health Inc. (a)	6,323	97,185
		160,492
Aerospace & Defense – 1.3%
BE Aerospace, Inc. (a)	29,539	662,560
Cubic Corp.	2,037	79,545
GenCorp, Inc. (a)	10,161	56,901
Triumph Group, Inc.	3,603	183,501
		982,507
Agriculture – 0.3%
Agria Corp. Sponsored ADR (Cayman Islands) (a)	3,370	6,908
Alliance One International, Inc. (a)	9,510	48,406
Universal Corp.	4,056	184,102
		239,416
Airlines – 0.5%
Allegiant Travel Co. (a)	2,318	118,681
Hawaiian Holdings, Inc. (a)	14,804	87,936
Pinnacle Airlines Corp. (a)	3,220	24,504
Republic Airways Holdings, Inc. (a)	10,721	52,426
SkyWest, Inc.	8,328	121,839
		405,386
Apparel – 0.7%
Carter's, Inc. (a)	5,555	143,652
Deckers Outdoor Corp. (a)	870	85,408
Perry Ellis International, Inc. (a)	3,391	54,358
Steven Madden Ltd. (a)	2,474	99,306
The Timberland Co. Class A (a)	11,299	194,343
		577,067
Auto Manufacturers – 0.1%
Force Protection, Inc. (a)	9,984	50,819
Oshkosh Corp.	720	25,970
		76,789
Automotive & Parts – 0.4%
ATC Technology Corp. (a)	5,913	129,317
Cooper Tire & Rubber Co.	4,680	79,701
Spartan Motors, Inc.	2,434	14,604
Standard Motor Products, Inc. (a)	3,220	25,245
Superior Industries International, Inc.	1,910	28,096
		276,963
Banks – 3.1%
Alliance Financial Corp.	869	22,134
Banco Latinoamericano de Comercio Exterior SA	7,029	99,531
Banco Macro SA Class B Sponsored ADR (Argentina)	3,436	97,960
Bancolombia SA Sponsored ADR (Colombia)	2,473	106,586
Bank of Marin Bancorp	869	27,626
BBVA Banco Frances SA Sponsored ADR (Argentina)	3,480	22,098
Cass Information Systems, Inc.	261	7,856
Century Bancorp, Inc. Class A	1,020	21,491
First Midwest Bancorp, Inc.	14,600	192,282
The First of Long Island Corp.	956	23,164
FirstMerit Corp.	8,370	171,501
Hancock Holding Co.	10,467	428,519
IBERIABANK Corp.	6,661	355,964
International Bancshares Corp.	8,780	182,975
National Bankshares, Inc.	850	21,420
Northrim BanCorp, Inc.	1,510	24,205
Northwest Bancshares, Inc.	12,520	146,609
Oriental Financial Group, Inc.	12,986	147,781
Santander BanCorp (a)	2,919	35,758
Westamerica Bancorp	4,380	243,440
		2,378,900
Beverages – 0.1%
Cott Corp. (a)	10,078	81,430
Biotechnology – 1.4%
Acorda Therapeutics, Inc. (a)	11,137	311,613
Cambrex Corp. (a)	8,613	46,338
Harvard Bioscience, Inc. (a)	6,230	21,494
Integra LifeSciences Holdings (a)	8,643	331,891
Martek Biosciences Corp. (a)	7,398	159,353
PDL BioPharma, Inc.	19,186	122,790
Sinovac Biotech Ltd. (a)	11,880	71,280
		1,064,759
Building Materials – 1.1%
AAON, Inc.	3,072	63,253
Apogee Enterprises, Inc.	9,136	125,711
Comfort Systems USA, Inc.	10,836	127,106
Eagle Materials, Inc.	17,541	400,110
Gibraltar Industries, Inc. (a)	3,220	44,887
Interline Brands, Inc. (a)	1,604	26,947
Universal Forest Products, Inc.	1,110	37,674
		825,688
Chemicals – 1.8%
A. Schulman, Inc.	5,724	128,904
Ashland, Inc.	3,617	146,163
Cabot Corp.	1,010	26,038
Cytec Industries, Inc.	8,060	300,719
Hawkins, Inc.	2,806	57,860
Innophos Holdings, Inc.	8,376	163,835
Innospec, Inc.	1,560	15,210
KMG Chemicals, Inc.	1,860	25,575
Minerals Technologies, Inc.	3,028	144,738
NewMarket Corp.	1,236	111,512
Omnova Solutions, Inc. (a)	6,980	39,507
PolyOne Corp. (a)	10,965	81,689
Spartech Corp. (a)	4,737	47,796
Stepan Co.	879	51,404
W.R. Grace & Co. (a)	3,880	92,654
		1,433,604

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services – 6.4%
Advance America Cash Advance Centers, Inc.	16,899	$81,622
AMN Healthcare Services, Inc. (a)	7,182	62,483
Avis Budget Group, Inc. (a)	16,624	179,872
Capella Education Co. (a)	8,325	610,889
Career Education Corp. (a)	2,580	56,115
Chemed Corp.	3,036	141,174
Consolidated Graphics, Inc. (a)	1,370	46,238
Convergys Corp. (a)	11,933	127,683
Corinthian Colleges, Inc. (a)	5,960	83,440
Corvel Corp. (a)	560	16,890
Deluxe Corp.	9,702	180,554
Dollar Thrifty Automotive Group, Inc. (a)	5,684	138,462
Donnelley (R.R.) & Sons Co.	8,491	168,292
DynCorp International, Inc. Class A (a)	9,033	108,486
Emergency Medical Services Corp. Class A (a)	2,675	140,464
FirstService Corp. (a)	1,090	21,135
Forrester Research, Inc. (a)	1,760	47,678
Gartner, Inc. (a)	7,653	163,774
Global Cash Access Holdings, Inc. (a)	12,697	102,846
Healthspring, Inc. (a)	10,056	174,874
Hillenbrand, Inc.	889	16,313
HMS Holdings Corp. (a)	6,430	289,929
Jackson Hewitt Tax Service, Inc. (a)	8,880	24,331
Kendle International, Inc. (a)	6,576	133,098
Lender Processing Services, Inc.	2,022	78,373
Lincoln Educational Services Corp. (a)	2,160	44,755
Live Nation Entertainment, Inc. (a)	10,048	115,251
Net 1 UEPS Technologies, Inc. (a)	9,693	173,311
Pre-Paid Legal Services, Inc. (a)	1,709	68,138
Rent-A-Center, Inc. (a)	8,693	173,860
Resources Connection, Inc. (a)	8,416	150,310
Steiner Leisure Ltd. (a)	3,049	121,472
TeleTech Holdings, Inc. (a)	10,261	195,369
TNS, Inc. (a)	4,629	106,004
Towers Watson & Co. Class A	1,981	86,431
Valassis Communications, Inc. (a)	1,739	36,397
VistaPrint NV (a)	7,317	409,825
Wright Express Corp. (a)	5,332	156,548
		5,032,686
Computers – 2.6%
CACI International, Inc. Class A (a)	11,020	528,629
Diebold, Inc.	1,510	40,121
DST Systems, Inc. (a)	3,396	153,941
Fortinet, Inc. (a)	1,610	27,740
iGate Corp.	3,544	35,794
Jack Henry & Associates, Inc.	2,829	62,125
Manhattan Associates, Inc. (a)	6,065	127,183
MICROS Systems, Inc. (a)	1,521	43,470
NCR Corp. (a)	5,487	65,679
Ness Technologies, Inc. (a)	8,095	44,846
Rimage Corp. (a)	1,400	20,874
STEC, Inc. (a)	6,600	92,532
SYKES Enterprises, Inc. (a)	3,265	78,295
Synaptics, Inc. (a)	15,873	401,746
Syntel, Inc.	1,660	55,809
Telvent GIT SA	2,300	82,846
Unisys Corp. (a)	3,458	99,902
Virtusa Corp. (a)	8,211	73,160
		2,034,692
Distribution & Wholesale – 1.8%
Core-Mark Holding Co., Inc. (a)	2,818	84,033
Fossil, Inc. (a)	14,163	462,422
Houston Wire & Cable Co.	5,152	61,979
Pool Corp.	17,636	323,797
ScanSource, Inc. (a)	4,713	133,189
Tech Data Corp. (a)	4,479	182,519
WESCO International, Inc. (a)	6,317	175,107
		1,423,046
Diversified Financial – 3.4%
BGC Partners, Inc. Class A	8,710	35,450
Encore Capital Group, Inc. (a)	3,000	47,310
Investment Technology Group, Inc. (a)	2,009	41,184
Knight Capital Group, Inc. Class A (a)	38,863	607,817
MF Global Holdings Ltd. (a)	53,611	351,152
Nelnet, Inc. Class A	7,436	124,107
Oppenheimer Holdings, Inc. Class A (b)	1,350	36,869
optionsXpress Holdings, Inc.	19,769	283,685
Penson Worldwide, Inc. (a)	3,860	32,501
Portfolio Recovery Associates, Inc. (a)	3,762	171,472
Rodman & Renshaw Capital Group, Inc. (a)	12,230	51,611
Stifel Financial Corp. (a)	10,375	542,612
Student Loan Corp.	812	36,784
TradeStation Group, Inc. (a)	7,191	50,840
Waddell & Reed Financial, Inc. Class A	2,702	84,654
World Acceptance Corp. (a)	3,436	138,780
		2,636,828
Electric – 1.8%
Avista Corp.	4,176	85,107
Calpine Corp. (a)	1,090	11,936
Cia Paranaense de Energia Sponsored ADR (Brazil)	9,747	198,351
Cleco Corp.	7,194	186,468
El Paso Electric Co. (a)	4,897	94,267

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	3,130	$23,569
Mirant Corp. (a)	9,322	131,161
NorthWestern Corp.	14,190	346,945
Pike Electric Corp. (a)	3,850	33,572
Westar Energy, Inc.	13,485	287,635
		1,399,011
Electrical Components & Equipment – 1.2%
China Sunergy Co. Ltd. (a)	1,100	4,521
Encore Wire Corp.	5,042	100,890
EnerSys (a)	7,051	137,424
Greatbatch, Inc. (a)	12,105	237,863
Harbin Electric, Inc. (a)	9,860	167,423
Hubbell, Inc. Class B	3,960	170,518
Powell Industries, Inc. (a)	4,287	125,223
		943,862
Electronics – 1.2%
Benchmark Electronics, Inc. (a)	10,248	186,719
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	3,778	23,952
Cogent, Inc. (a)	4,750	49,067
Imax Corp. (a)	12,900	165,120
Multi-Fineline Electronix, Inc. (a)	6,025	143,817
Spectrum Control, Inc. (a)	2,900	29,928
Technitrol, Inc.	5,110	22,893
Thomas & Betts Corp. (a)	4,863	164,175
TTM Technologies, Inc. (a)	9,888	102,341
Watts Water Technologies, Inc. Class A	2,100	60,753
		948,765
Energy — Alternate Sources – 0.1%
China Integrated Energy, Inc. (a)	3,030	24,482
GT Solar International, Inc. (a)	14,586	83,870
		108,352
Engineering & Construction – 1.2%
Dycom Industries, Inc. (a)	12,654	103,383
Emcor Group, Inc. (a)	7,254	174,531
Michael Baker Corp. (a)	2,445	95,380
Sterling Construction Co., Inc. (a)	2,660	50,593
Tutor Perini Corp. (a)	24,529	467,523
VSE Corp.	1,090	55,230
		946,640
Entertainment – 0.8%
Bally Technologies, Inc. (a)	12,302	488,021
International Speedway Corp. Class A	820	21,082
National CineMedia, Inc.	2,186	32,746
Speedway Motorsports, Inc.	3,507	58,286
		600,135
Environmental Controls – 1.0%
Darling International, Inc. (a)	16,150	125,808
EnergySolutions, Inc.	29,268	244,388
Waste Connections, Inc. (a)	11,515	370,438
		740,634
Foods – 1.5%
American Italian Pasta Co. Class A (a)	2,724	93,324
Cal-Maine Foods, Inc.	2,126	69,414
Flowers Foods, Inc.	11,050	268,404
Fresh Del Monte Produce, Inc. (a)	2,060	41,880
J&J Snack Foods Corp.	685	28,640
Lancaster Colony Corp.	1,651	90,062
M&F Worldwide Corp. (a)	1,425	51,713
Nash Finch Co.	1,062	36,639
Overhill Farms, Inc. (a)	3,780	16,670
Sanderson Farms, Inc.	900	42,075
TreeHouse Foods, Inc. (a)	10,403	403,012
Weis Markets, Inc.	1,652	58,663
		1,200,496
Forest Products & Paper – 0.6%
Boise, Inc. (a)	9,560	49,330
Buckeye Technologies, Inc. (a)	9,280	106,163
Clearwater Paper Corp. (a)	1,470	71,927
Domtar Corp. (a)	770	37,399
KapStone Paper and Packaging Corp. (a)	5,760	53,222
Rock-Tenn Co. Class A	2,777	118,550
		436,591
Gas – 0.8%
AGL Resources, Inc.	4,917	173,521
Atmos Energy Corp.	6,095	168,344
Chesapeake Utilities Corp.	522	15,472
The Laclede Group, Inc.	1,370	44,196
Nicor, Inc.	2,210	89,549
Southwest Gas Corp.	5,226	144,604
		635,686
Hand & Machine Tools – 0.5%
Lincoln Electric Holdings, Inc.	1,738	84,866
Regal-Beloit Corp.	7,172	339,953
		424,819
Health Care — Products – 3.6%
American Medical Systems Holdings, Inc. (a)	6,654	127,757
Atrion Corp.	344	48,563
Bruker Corp. (a)	3,185	39,080
Dexcom, Inc. (a)	5,400	48,924
Hill-Rom Holdings, Inc.	6,627	154,873
Invacare Corp.	5,759	144,205
Kensey Nash Corp. (a)	3,054	73,968
Kinetic Concepts, Inc. (a)	3,880	160,205
Masimo Corp. (a)	6,246	173,389
Merit Medical Systems, Inc. (a)	10,000	178,300
Natus Medical, Inc. (a)	11,109	150,749
NuVasive, Inc. (a)	14,032	387,283
Orthofix International NV (a)	7,426	223,745
PSS World Medical, Inc. (a)	184	3,776
Quidel Corp. (a)	4,980	66,134
Steris Corp.	5,504	143,544
Symmetry Medical, Inc. (a)	8,877	79,183
Thoratec Corp. (a)	9,190	260,537
Utah Medical Products, Inc.	850	23,851
Volcano Corp. (a)	16,122	319,377

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Young Innovations, Inc.	910	$20,921
		2,828,364
Health Care — Services – 5.7%
Alliance HealthCare Services, Inc. (a)	2,734	13,752
Allied Healthcare International, Inc. (a)	7,990	21,333
Amedisys, Inc. (a)	3,160	173,642
America Service Group, Inc.	3,399	52,277
American Dental Partners, Inc. (a)	1,650	20,873
AmSurg Corp. (a)	8,364	176,564
Centene Corp. (a)	8,674	166,974
Community Health Systems, Inc. (a)	2,175	70,948
Continucare Corp. (a)	7,600	36,784
The Ensign Group, Inc.	1,303	22,268
Genoptix, Inc. (a)	11,760	382,906
Gentiva Health Services, Inc. (a)	6,942	177,299
Health Management Associates, Inc. Class A (a)	91,677	608,735
HEALTHSOUTH Corp. (a)	7,497	135,021
Healthways, Inc. (a)	3,520	60,051
ICON PLC Sponsored ADR (Ireland) (a)	3,980	98,863
Kindred Healthcare, Inc. (a)	2,440	41,260
LHC Group, Inc. (a)	5,293	162,971
LifePoint Hospitals, Inc. (a)	3,653	109,517
Lincare Holdings, Inc. (a)	5,368	197,650
Magellan Health Services, Inc. (a)	4,056	160,131
MDS, Inc. (a)	200	1,482
Mednax, Inc. (a)	8,864	504,007
Metropolitan Health Networks, Inc. (a)	10,630	23,918
Molina Healthcare, Inc. (a)	6,311	140,420
Nighthawk Radiology Holdings, Inc. (a)	8,079	32,074
NovaMed, Inc. (a)	5,330	22,013
Odyssey Healthcare, Inc. (a)	9,467	138,976
RehabCare Group, Inc. (a)	6,233	181,131
Res-Care, Inc. (a)	3,989	35,941
Sun Healthcare Group, Inc. (a)	12,068	105,474
Triple-S Management Corp. Class B (a)	7,310	121,273
U.S. Physical Therapy, Inc. (a)	3,229	50,566
Universal Health Services, Inc. Class B	2,488	72,550
Virtual Radiologic Corp. (a)	1,740	18,409
WellCare Health Plans, Inc. (a)	2,470	77,015
		4,415,068
Holding Company — Diversified – 0.0%
Primoris Services Corp.	3,030	24,604
Home Furnishing – 0.2%
La-Z-Boy, Inc. (a)	5,180	52,577
Tempur-Pedic International, Inc. (a)	2,903	72,256
		124,833
Household Products – 0.6%
American Greetings Corp. Class A	3,040	56,179
Blyth, Inc.	2,849	80,028
Central Garden & Pet Co. Class A (a)	11,788	103,617
CSS Industries, Inc.	1,110	19,236
Ennis, Inc.	2,907	43,605
Helen of Troy Ltd. (a)	1,920	45,254
Kid Brands, Inc. (a)	4,020	20,060
Prestige Brands Holdings, Inc. (a)	11,844	92,028
		460,007
Housewares – 0.4%
National Presto Industries, Inc.	1,422	162,847
The Toro Co.	3,498	136,247
		299,094
Insurance – 4.9%
Allied World Assurance Co. Holdings Ltd.	2,570	115,033
American Physicians Capital, Inc.	3,032	84,168
American Physicians Service Group, Inc.	820	18,786
American Safety Insurance Holdings Ltd. (a)	1,560	21,450
AMERISAFE, Inc. (a)	7,367	127,449
Amtrust Financial Services, Inc.	8,983	107,527
Argo Group International Holdings Ltd. (a)	3,391	90,675
Aspen Insurance Holdings Ltd.	6,240	166,171
CNA Surety Corp. (a)	4,808	67,312
Conseco, Inc. (a)	27,343	130,153
EMC Insurance Group, Inc.	1,040	21,507
Employers Holdings, Inc.	5,470	72,368
Endurance Specialty Holdings Ltd.	4,426	159,425
Enstar Group Ltd. (a)	1,338	86,823
FBL Financial Group, Inc. Class A	3,520	63,149
First Mercury Financial Corp.	4,706	61,696
Flagstone Reinsurance Holdings Ltd.	7,960	83,341
FPIC Insurance Group, Inc. (a)	1,800	68,310
Greenlight Capital Re, Ltd. Class A (a)	4,170	100,706
The Hanover Insurance Group, Inc.	14,062	596,510
Harleysville Group, Inc.	1,910	61,693
Infinity Property & Casualty Corp.	3,143	124,651
Life Partners Holdings, Inc.	4,639	92,223
Mercer Insurance Group, Inc.	1,300	22,100
Mercury General Corp.	1,850	70,707
Montpelier Re Holdings Ltd.	7,780	131,404
National Interstate Corp.	1,052	18,936
National Western Life Insurance Co. Class A	239	38,838
OneBeacon Insurance Group Ltd.	3,720	48,286
Platinum Underwriters Holdings Ltd.	4,347	157,622
PMA Capital Corp. Class A (a)	5,531	33,297
ProAssurance Corp. (a)	3,268	165,884

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safety Insurance Group, Inc.	3,884	$135,940
SeaBright Insurance Holdings (a)	1,860	18,935
StanCorp Financial Group, Inc.	4,527	194,570
Unitrin, Inc.	6,170	133,889
Validus Holdings Ltd.	5,845	154,892
		3,846,426
Internet – 3.5%
Blue Coat Systems, Inc. (a)	37,339	920,406
EarthLink, Inc.	17,412	141,211
eResearch Technology, Inc. (a)	13,672	84,083
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	7,292	53,378
GigaMedia Ltd. (a)	8,258	22,627
j2 Global Communications, Inc. (a)	22,646	465,149
NutriSystem, Inc.	2,515	51,205
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	2,869	106,985
Perficient, Inc. (a)	2,647	25,702
S1 Corp. (a)	13,485	80,640
Saba Software, Inc. (a)	5,790	28,024
Sohu.com, Inc. (a)	1,150	57,903
SonicWALL, Inc. (a)	9,535	72,657
TIBCO Software, Inc. (a)	38,632	346,143
United Online, Inc.	13,073	82,621
ValueClick, Inc. (a)	13,649	126,253
Web.com Group Inc. (a)	1,796	10,022
Websense, Inc. (a)	4,153	76,955
		2,751,964
Investment Companies – 1.3%
Apollo Investment Corp.	9,100	93,730
Ares Capital Corp.	22,979	282,642
BlackRock Kelso Capital Corp.	3,100	27,869
Fifth Street Finance Corp.	7,807	85,487
Gladstone Capital Corp.	6,973	51,461
Gladstone Investment Corp.	4,870	23,230
Hercules Technology Growth Capital, Inc.	12,234	123,074
MCG Capital Corp. (a)	10,963	50,320
NGP Capital Resources Co.	3,190	24,372
PennantPark Investment Corp.	7,091	64,174
Prospect Capital Corp.	11,696	133,451
TICC Capital Corp.	5,750	33,752
Triangle Capital Corp.	1,840	22,282
		1,015,844
Iron & Steel – 0.0%
Mesabi Trust	1,536	21,243
Leisure Time – 0.2%
Ambassadors Group, Inc.	3,236	36,664
Polaris Industries, Inc.	1,956	86,475
		123,139
Lodging – 0.6%
Ameristar Casinos, Inc.	30,197	447,218
Machinery — Diversified – 1.8%
Altra Holdings, Inc. (a)	3,286	36,212
Chart Industries, Inc. (a)	7,895	127,346
DXP Enterprises, Inc. (a)	1,727	22,606
Gardner Denver, Inc.	10,865	432,970
Graco, Inc.	13,646	364,212
Wabtec Corp.	10,287	394,301
		1,377,647
Manufacturing – 2.2%
A.O. Smith Corp.	2,100	89,418
American Railcar Industries, Inc.	2,110	20,910
Ameron International Corp.	2,193	151,383
AZZ, Inc.	3,308	99,505
The Brink's Co.	2,662	62,238
Carlisle Cos., Inc.	4,617	154,762
Ceradyne, Inc. (a)	8,482	165,738
Colfax Corp. (a)	10,646	119,980
EnPro Industries, Inc. (a)	9,133	222,388
FreightCar America, Inc.	6,768	131,976
GP Strategies Corp. (a)	3,030	22,422
Harsco Corp.	1,594	47,437
Koppers Holdings, Inc.	454	12,676
LSB Industries, Inc. (a)	4,604	60,543
Myers Industries, Inc.	5,747	52,528
Portec Rail Products, Inc.	2,460	26,863
Smith & Wesson Holding Corp. (a)	3,989	15,796
Sturm, Ruger & Co., Inc.	12,812	133,501
Tredegar Corp.	7,367	119,198
		1,709,262
Media – 1.4%
Courier Corp.	347	4,851
CTC Media, Inc. (a)	2,985	40,298
Entercom Communications Corp. Class A (a)	2,660	22,504
FactSet Research Systems, Inc.	8,488	534,744
Gannett Co., Inc.	2,765	44,655
John Wiley & Sons, Inc. Class A	2,439	101,828
Journal Communications, Inc. Class A	5,150	18,128
Lee Enterprises, Inc. (a)	13,930	59,063
Mediacom Communications Corp. (a)	3,951	16,436
Scholastic Corp.	3,960	118,404
Sinclair Broadcast Group, Inc. Class A (a)	14,266	72,043
Value Line, Inc.	720	18,266
		1,051,220
Metal Fabricate & Hardware – 0.4%
Ampco-Pittsburgh Corp.	2,715	69,314
Mueller Industries, Inc.	7,051	173,384
North American Galvanizing & Coating, Inc. (a)	4,907	24,829
Timken Co.	3,600	80,676
		348,203
Mining – 1.0%
Century Aluminum Co. (a)	13,222	149,673
Compass Minerals International, Inc.	8,080	509,363
Redcorp Ventures Ltd. (c)	89,600	421
Thompson Creek Metals Co., Inc. (a)	12,228	141,845
		801,302

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas – 1.2%
CVR Energy, Inc. (a)	10,828	$86,841
Dominion Resources Black Warrior Trust	1,590	23,691
Encore Acquisition Co. (a)	547	26,048
Gulfport Energy Corp. (a)	5,690	58,835
Holly Corp.	20,802	542,932
Pengrowth Energy Trust	3,690	37,269
Pioneer Drilling Co. (a)	5,760	45,792
PrimeEnergy Corp. (a)	590	17,788
Provident Energy Trust	3,930	30,929
Rowan Companies, Inc. (a)	2,760	59,285
Stone Energy Corp. (a)	1,460	23,272
		952,682
Oil & Gas Services – 1.7%
Acergy SA Sponsored ADR (Luxembourg)	13,030	197,535
Bolt Technology Corp. (a)	2,104	21,040
Cal Dive International, Inc. (a)	11,611	81,741
Cie Generale de Geophysique-Veritas Sponsored ADR (France) (a)	4,260	103,816
Complete Production Services, Inc. (a)	6,630	83,074
Dawson Geophysical Co. (a)	2,034	44,117
Geokinetics, Inc. (a)	2,370	23,226
Matrix Service Co. (a)	4,936	49,804
Oil States International, Inc. (a)	4,956	182,579
SEACOR Holdings, Inc. (a)	1,932	135,723
T-3 Energy Services, Inc. (a)	3,276	73,874
TGC Industries, Inc. (a)	4,960	19,890
Tidewater, Inc.	2,853	133,578
Willbros Group, Inc. (a)	9,503	145,301
		1,295,298
Packaging & Containers – 0.8%
AEP Industries, Inc. (a)	1,983	69,226
Bway Holding Co. (a)	4,177	71,260
Packaging Corporation of America	23,196	511,240
		651,726
Pharmaceuticals – 2.6%
Biovail Corp.	6,150	89,298
Cornerstone Therapeutics, Inc. (a)	3,930	20,161
Cubist Pharmaceuticals, Inc. (a)	6,471	132,591
Endo Pharmaceuticals Holdings, Inc. (a)	3,516	70,707
Herbalife Ltd.	4,946	192,152
Impax Laboratories, Inc. (a)	4,750	63,175
King Pharmaceuticals, Inc. (a)	9,070	108,931
KV Pharmaceutical Co. Class A (a)	10,630	36,673
Medicis Pharmaceutical Corp. Class A	2,916	67,389
Par Pharmaceutical Cos., Inc. (a)	1,860	48,955
Perrigo Co.	4,919	217,813
PharMerica Corp. (a)	8,538	138,999
Questcor Pharmaceuticals, Inc. (a)	27,203	123,230
Savient Pharmaceuticals, Inc. (a)	34,379	441,082
Sirona Dental Systems, Inc. (a)	946	30,433
SXC Health Solutions Corp. (a)	2,400	113,088
Valeant Pharmaceuticals International (a)	3,357	112,359
VCA Antech, Inc. (a)	1,870	47,479
		2,054,515
Pipelines – 0.8%
MarkWest Energy Partners, LP	20,594	596,608
Real Estate – 0.7%
E-House China Holdings Ltd. ADR (Cayman Islands) (a)	4,637	74,377
Forestar Real Esate Group, Inc. (a)	7,239	134,428
Starwood Property Trust, Inc.	13,552	265,755
W.P. Carey & Co. LLC	2,323	62,930
		537,490
Real Estate Investment Trusts (REITS) – 4.6%
Agree Realty Corp.	1,735	33,989
Associated Estates Realty Corp.	2,370	27,990
CapitalSource, Inc.	35,822	171,587
CBL & Associates Properties, Inc.	6,850	68,500
Chimera Investment Corp.	68,025	266,658
DiamondRock Hospitality Co. (a)	4,352	35,425
Digital Realty Trust, Inc.	11,738	563,424
Equity Lifestyle Properties, Inc.	1,820	87,942
Hatteras Financial Corp.	13,915	381,132
Home Properties, Inc.	4,345	192,614
Hospitality Properties Trust	5,990	132,499
HRPT Properties Trust	3,310	22,078
LaSalle Hotel Properties	3,620	72,943
Liberty Property Trust	711	21,614
LTC Properties, Inc.	6,915	175,503
Mack-Cali Realty Corp.	2,703	88,172
Mid-America Apartment Communities, Inc.	14,255	668,844
Monmouth Real Estate Investment Corp. Class A	3,220	24,086
National Health Investors, Inc.	3,198	108,796
Tanger Factory Outlet Centers, Inc.	9,101	348,568
Walter Investment Management Corp.	9,290	126,158
		3,618,522
Retail – 8.8%
Aeropostale, Inc. (a)	4,270	140,440
AFC Enterprises (a)	3,346	27,437
Barnes & Noble, Inc.	7,148	124,947
Big 5 Sporting Goods Corp.	1,046	15,282
Big Lots, Inc. (a)	4,947	140,544
Books-A-Million, Inc.	2,300	14,651
Cabela's, Inc. (a)	9,198	148,272
Carrols Restaurant Group, Inc. (a)	3,030	19,119
Cash America International, Inc.	5,648	212,308
The Cato Corp. Class A	8,569	175,236
CEC Entertainment, Inc. (a)	4,972	165,021
The Cheesecake Factory, Inc. (a)	2,449	51,772

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Children's Place Retail Store, Inc. (a)	12,832	$408,058
Chipotle Mexican Grill, Inc. (a)	2,980	287,451
Destination Maternity Corp. (a)	1,300	31,629
Dress Barn, Inc. (a)	6,622	155,882
EZCORP, Inc. (a)	9,640	175,062
The Finish Line, Inc. Class A	8,915	98,867
First Cash Financial Services, Inc. (a)	7,607	173,668
Group 1 Automotive, Inc. (a)	3,140	91,060
The Gymboree Corp. (a)	3,644	142,152
HSN, Inc. (a)	3,354	64,196
Inergy LP	10,090	359,507
Insight Enterprises, Inc. (a)	8,834	101,679
Jack in the Box, Inc. (a)	25,272	493,057
Jo-Ann Stores, Inc. (a)	3,630	127,123
Jos. A. Bank Clothiers, Inc. (a)	1,632	68,397
Kirkland's, Inc. (a)	12,013	185,721
Men's Wearhouse, Inc.	3,216	64,802
P.F. Chang's China Bistro, Inc. (a)	4,065	156,909
Papa John's International, Inc. (a)	5,923	139,783
PC Connection, Inc. (a)	733	4,691
PC Mall, Inc. (a)	3,390	17,323
Phillips-Van Heusen Corp.	12,250	481,302
RadioShack Corp.	7,557	147,513
Saks, Inc. (a)	59,000	379,960
School Specialty, Inc. (a)	8,365	184,783
Signet Jewelers Ltd. (a)	2,559	70,014
Sport Supply Group, Inc.	2,320	27,585
Stage Stores, Inc.	11,967	154,614
Tractor Supply Co. (a)	13,203	666,355
World Fuel Services Corp.	6,154	147,881
		6,842,053
Savings & Loans – 0.4%
First Defiance Financial Corp.	2,778	29,336
First Niagara Financial Group, Inc.	15,820	217,209
NASB Financial, Inc.	147	3,160
OceanFirst Financial Corp.	3,711	38,446
United Financial Bancorp, Inc.	3,678	48,329
		336,480
Semiconductors – 2.7%
Amkor Technology, Inc. (a)	3,310	18,834
Himax Technologies, Inc. Sponsored ADR (Cayman Islands)	19,578	58,147
Mellanox Technologies Ltd. (a)	1,883	34,591
Micrel, Inc.	13,502	100,860
Netlogic Microsystems, Inc. (a)	9,814	401,981
QLogic Corp. (a)	9,677	166,348
Semtech Corp. (a)	26,697	399,921
Sigma Designs, Inc. (a)	5,439	60,427
Silicon Motion Technology Corp. Sponsored ADR (Cayman Islands) (a)	3,632	11,477
Skyworks Solutions, Inc. (a)	29,057	368,733
Tessera Technologies, Inc. (a)	3,711	63,718
Varian Semiconductor Equipment Associates, Inc. (a)	14,372	421,531
		2,106,568
Software – 4.0%
Actuate Corp. (a)	12,209	60,923
Acxiom Corp. (a)	8,850	136,113
American Reprographics Co. (a)	13,559	95,320
Blackboard, Inc. (a)	4,307	169,739
Broadridge Financial Solutions, Inc.	8,493	184,468
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	650	21,834
Compuware Corp. (a)	16,982	128,893
Concur Technologies, Inc. (a)	6,380	252,967
CSG Systems International, Inc. (a)	7,652	148,525
DivX, Inc. (a)	1,970	11,071
Double-Take Software, Inc. (a)	3,082	31,467
Fair Isaac Corp.	8,411	184,453
Ituran Location and Control Ltd.	1,690	21,801
JDA Software Group, Inc. (a)	1,267	33,206
MedAssets, Inc. (a)	12,598	254,984
MicroStrategy, Inc. Class A (a)	2,073	194,282
Monotype Imaging Holdings, Inc. (a)	2,850	25,736
MSCI, Inc. Class A (a)	17,678	522,562
Patni Computer Systems Ltd. Sponsored ADR (India)	5,291	101,428
Pervasive Software, Inc. (a)	4,120	21,094
Quest Software, Inc. (a)	9,157	157,684
Satyam Computer Services Ltd. ADR (India) (a)	17,690	86,504
SkillSoft PLC Sponsored ADR (Ireland) (a)	6,751	65,822
Sybase, Inc. (a)	2,432	98,909
SYNNEX Corp. (a)	5,358	141,826
		3,151,611
Telecommunications – 4.2%
ADTRAN, Inc.	4,312	91,414
Anixter International, Inc. (a)	2,030	84,610
Arris Group, Inc. (a)	51,226	514,309
Atheros Communications, Inc. (a)	14,097	452,091
Atlantic Tele-Network, Inc.	434	21,019
Black Box Corp.	3,052	83,899
Cincinnati Bell, Inc. (a)	53,185	154,768
Comtech Telecommunications (a)	14,322	506,426
HickoryTech Corp.	2,720	23,120
InterDigital, Inc. (a)	2,850	70,652
Netgear, Inc. (a)	3,666	75,666
NeuStar, Inc. Class A (a)	24,340	546,676
Nortel Inversora SA Series B Sponsored ADR (Argentina) (a)	1,460	23,214
Oplink Communications, Inc. (a)	1,883	27,963
Plantronics, Inc.	5,400	142,668
Polycom, Inc. (a)	12,635	283,403

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sierra Wireless, Inc. (a)	8,898	$98,679
USA Mobility, Inc.	8,645	89,822
		3,290,399
Textiles – 0.2%
G&K Services, Inc. Class A	2,840	71,000
UniFirst Corp.	1,840	92,442
		163,442
Transportation – 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	1,680	61,606
Diana Shipping, Inc. (a)	5,374	71,259
Genesee & Wyoming, Inc. Class A (a)	4,300	126,721
Gulfmark Offshore, Inc. (a)	4,843	118,896
Hub Group, Inc. Class A (a)	22,023	530,974
Kirby Corp. (a)	1,461	47,395
Old Dominion Freight Line, Inc. (a)	22,306	613,415
Safe Bulkers, Inc.	8,376	66,254
Ship Finance International Ltd.	1,650	23,875
Teekay Tankers Ltd. Class A	7,188	61,889
		1,722,284
Trucking & Leasing – 0.0%
Aircastle Ltd.	2,648	25,183
Genesis Lease Ltd. ADR (Ireland)	899	7,866
		33,049
Water – 0.4%
Aqua America, Inc.	18,719	310,548
TOTAL COMMON STOCK (Cost $70,251,723)		77,323,957
TOTAL EQUITIES (Cost $70,251,723)		77,323,957
RIGHTS – 0.0%
Pharmaceuticals – 0.0%
Indevus Pharmaceuticals, Inc., Strike 3.00 (a) (c)	300	3
TOTAL RIGHTS (Cost $0)		3
TOTAL LONG-TERM INVESTMENTS (Cost $70,251,723)		77,323,960
TOTAL INVESTMENTS – 99.0% (Cost $70,251,723) (d)		77,323,960
Other Assets/ (Liabilities) – 1.0%		756,257
NET ASSETS – 100.0%		$78,080,217

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.3%
COMMON STOCK – 100.3%
Advertising – 0.2%
Harte-Hanks, Inc.	14,352	$151,557
inVentiv Health Inc. (a)	14,879	228,690
		380,247
Aerospace & Defense – 1.3%
BE Aerospace, Inc. (a)	71,250	1,598,137
Cubic Corp.	4,840	189,002
GenCorp, Inc. (a)	24,370	136,472
Triumph Group, Inc.	8,550	435,452
		2,359,063
Agriculture – 0.3%
Agria Corp. Sponsored ADR (Cayman Islands) (a)	8,060	16,523
Alliance One International, Inc. (a)	22,000	111,980
Universal Corp.	9,592	435,381
		563,884
Airlines – 0.5%
Allegiant Travel Co. (a)	5,540	283,648
Hawaiian Holdings, Inc. (a)	35,401	210,282
Pinnacle Airlines Corp. (a)	7,660	58,293
Republic Airways Holdings, Inc. (a)	25,690	125,624
SkyWest, Inc.	19,930	291,576
		969,423
Apparel – 0.8%
Carter's, Inc. (a)	13,399	346,498
Deckers Outdoor Corp. (a)	2,190	214,992
Perry Ellis International, Inc. (a)	8,080	129,523
Steven Madden Ltd. (a)	5,944	238,592
The Timberland Co. Class A (a)	26,999	464,383
		1,393,988
Auto Manufacturers – 0.1%
Force Protection, Inc. (a)	23,886	121,580
Oshkosh Corp.	1,800	64,926
		186,506
Automotive & Parts – 0.4%
ATC Technology Corp. (a)	14,012	306,442
Cooper Tire & Rubber Co.	11,220	191,077
Spartan Motors, Inc.	5,830	34,980
Standard Motor Products, Inc. (a)	7,570	59,349
Superior Industries International, Inc.	4,640	68,254
		660,102
Banks – 3.1%
Alliance Financial Corp.	2,140	54,506
Banco Latinoamericano de Comercio Exterior SA	16,780	237,605
Banco Macro SA Class B Sponsored ADR (Argentina)	8,140	232,071
Bancolombia SA Sponsored ADR (Colombia)	5,860	252,566
Bank of Marin Bancorp	2,080	66,123
BBVA Banco Frances SA Sponsored ADR (Argentina)	8,260	52,451
Cass Information Systems, Inc.	590	17,759
Century Bancorp, Inc. Class A	2,410	50,779
First Midwest Bancorp, Inc.	34,400	453,048
The First of Long Island Corp.	2,390	57,910
FirstMerit Corp.	19,900	407,751
Hancock Holding Co.	24,860	1,017,768
IBERIABANK Corp.	15,880	848,627
International Bancshares Corp.	21,300	443,892
National Bankshares, Inc.	1,860	46,872
Northrim BanCorp, Inc.	3,410	54,662
Northwest Bancshares, Inc. (a)	30,025	351,593
Oriental Financial Group, Inc.	30,917	351,835
Santander BanCorp (a)	6,670	81,708
Westamerica Bancorporation	10,360	575,809
		5,655,335
Beverages – 0.1%
Cott Corp. (a)	24,330	196,586
Biotechnology – 1.4%
Acorda Therapeutics, Inc. (a)	26,950	754,061
Cambrex Corp. (a)	20,180	108,568
Harvard Bioscience, Inc. (a)	14,610	50,405
Integra LifeSciences Holdings (a)	20,800	798,720
Martek Biosciences Corp. (a)	17,708	381,430
PDL BioPharma, Inc.	46,038	294,643
Sinovac Biotech Ltd. (a)	28,490	170,940
		2,558,767
Building Materials – 1.1%
AAON, Inc.	7,333	150,986
Apogee Enterprises, Inc.	21,873	300,973
Comfort Systems USA, Inc.	25,925	304,100
Eagle Materials, Inc.	41,140	938,403
Gibraltar Industries, Inc. (a)	7,640	106,502
Interline Brands, Inc. (a)	3,850	64,680
Universal Forest Products, Inc.	2,670	90,620
		1,956,264
Chemicals – 1.9%
A. Schulman, Inc.	13,737	309,357
Ashland, Inc.	8,528	344,616
Cabot Corp.	2,410	62,130
Cytec Industries, Inc.	19,454	725,829
Hawkins, Inc.	6,740	138,979
Innophos Holdings, Inc.	19,893	389,107
Innospec, Inc.	3,770	36,758
KMG Chemicals, Inc.	4,310	59,263
Minerals Technologies, Inc.	7,245	346,311
NewMarket Corp.	2,900	261,638
Omnova Solutions, Inc. (a)	16,440	93,050
PolyOne Corp. (a)	25,250	188,113
Spartech Corp. (a)	11,437	115,399
Stepan Co.	2,090	122,223
W.R. Grace & Co. (a)	9,350	223,278
		3,416,051

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services – 6.5%
Advance America Cash Advance Centers, Inc.	40,250	$194,407
AMN Healthcare Services, Inc. (a)	17,166	149,344
Avis Budget Group, Inc. (a)	39,720	429,770
Capella Education Co. (a)	19,920	1,461,730
Career Education Corp. (a)	6,240	135,720
Chemed Corp.	6,983	324,709
Consolidated Graphics, Inc. (a)	3,360	113,400
Convergys Corp. (a)	28,293	302,735
Corinthian Colleges, Inc. (a)	14,250	199,500
Corvel Corp. (a)	1,320	39,811
Deluxe Corp.	23,334	434,246
Dollar Thrifty Automotive Group, Inc. (a)	13,330	324,719
Donnelley (R.R.) & Sons Co.	20,310	402,544
DynCorp International, Inc. Class A (a)	21,764	261,386
Emergency Medical Services Corp. Class A (a)	6,390	335,539
FirstService Corp. (a)	2,550	49,444
Forrester Research, Inc. (a)	4,220	114,320
Gartner, Inc. (a)	18,451	394,851
Global Cash Access Holdings, Inc. (a)	30,676	248,476
Healthspring, Inc. (a)	23,921	415,986
Hillenbrand, Inc.	2,130	39,085
HMS Holdings Corp. (a)	15,400	694,386
Jackson Hewitt Tax Service, Inc. (a)	21,240	58,198
Kendle International, Inc. (a)	15,630	316,351
Lender Processing Services, Inc.	4,830	187,211
Lincoln Educational Services Corp. (a)	5,320	110,230
Live Nation Entertainment, Inc. (a)	23,461	269,098
Net 1 UEPS Technologies, Inc. (a)	23,320	416,962
Pre-Paid Legal Services, Inc. (a)	4,110	163,866
Rent-A-Center, Inc. (a)	20,540	410,800
Resources Connection, Inc. (a)	20,317	362,862
Steiner Leisure Ltd. (a)	7,279	289,995
TeleTech Holdings, Inc. (a)	24,617	468,708
TNS, Inc. (a)	11,130	254,877
Towers Watson & Co. Class A	4,787	208,857
Valassis Communications, Inc. (a)	4,180	87,487
VistaPrint NV (a)	17,753	994,346
Wright Express Corp. (a)	12,720	373,459
		12,039,415
Computers – 2.6%
CACI International, Inc. Class A (a)	26,630	1,277,441
Diebold, Inc.	3,410	90,604
DST Systems, Inc. (a)	8,033	364,136
Fortinet, Inc. (a)	3,770	64,957
iGate Corp.	8,480	85,648
Jack Henry & Associates, Inc.	6,887	151,239
Manhattan Associates, Inc. (a)	14,492	303,897
MICROS Systems, Inc. (a)	3,680	105,174
NCR Corp. (a)	13,280	158,962
Ness Technologies, Inc. (a)	19,280	106,811
Rimage Corp. (a)	3,180	47,414
STEC, Inc. (a)	15,810	221,656
SYKES Enterprises, Inc. (a)	7,769	186,301
Synaptics, Inc. (a)	38,120	964,817
Syntel, Inc.	4,008	134,749
Telvent GIT SA	5,400	194,508
Unisys Corp. (a)	8,190	236,609
Virtusa Corp. (a)	19,630	174,903
		4,869,826
Distribution & Wholesale – 1.8%
Core-Mark Holding Co., Inc. (a)	6,711	200,122
Fossil, Inc. (a)	33,651	1,098,705
Houston Wire & Cable Co.	12,442	149,677
Pool Corp.	42,340	777,362
ScanSource, Inc. (a)	11,300	319,338
Tech Data Corp. (a)	10,610	432,358
WESCO International, Inc. (a)	15,160	420,235
		3,397,797
Diversified Financial – 3.4%
BGC Partners, Inc. Class A	20,790	84,615
Encore Capital Group, Inc. (a)	6,920	109,128
Investment Technology Group, Inc. (a)	4,830	99,015
Knight Capital Group, Inc. Class A (a)	91,795	1,435,674
MF Global Holdings Ltd. (a)	127,843	837,372
Nelnet, Inc. Class A	17,775	296,665
Oppenheimer Holdings, Inc. Class A (b)	3,380	92,308
optionsXpress Holdings, Inc.	48,040	689,374
Penson Worldwide, Inc. (a)	9,191	77,388
Portfolio Recovery Associates, Inc. (a)	8,897	405,525
Rodman & Renshaw Capital Group, Inc. (a)	28,210	119,046
Stifel Financial Corp. (a)	24,860	1,300,178
Student Loan Corp.	2,210	100,113
TradeStation Group, Inc. (a)	17,521	123,874
Waddell & Reed Financial, Inc. Class A	6,340	198,632
World Acceptance Corp. (a)	8,225	332,208
		6,301,115
Electric – 1.8%
Avista Corp.	10,068	205,186
Calpine Corp. (a)	2,000	21,900
CIA Paranaense de Energia Sponsored ADR (Brazil)	22,770	463,370
Cleco Corp.	17,160	444,787
El Paso Electric Co. (a)	11,610	223,493

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	7,340	$55,270
Mirant Corp. (a)	22,240	312,917
NorthWestern Corp.	34,110	833,989
Pike Electric Corp. (a)	9,150	79,788
Westar Energy, Inc.	31,950	681,493
		3,322,193
Electrical Components & Equipment – 1.2%
China Sunergy Co. Ltd. (a)	2,700	11,097
Encore Wire Corp.	12,045	241,020
EnerSys (a)	16,856	328,523
Greatbatch, Inc. (a)	29,130	572,405
Harbin Electric, Inc. (a)	23,600	400,728
Hubbell, Inc. Class B	9,600	413,376
Powell Industries, Inc. (a)	10,318	301,389
		2,268,538
Electronics – 1.2%
Benchmark Electronics, Inc. (a)	23,980	436,916
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	8,950	56,743
Cogent, Inc. (a)	11,540	119,208
Imax Corp. (a)	30,400	389,120
Multi-Fineline Electronix, Inc. (a)	14,540	347,070
Spectrum Control, Inc. (a)	6,720	69,350
Technitrol, Inc.	12,200	54,656
Thomas & Betts Corp. (a)	11,554	390,063
TTM Technologies, Inc. (a)	23,660	244,881
Watts Water Technologies, Inc. Class A	5,030	145,518
		2,253,525
Energy — Alternate Sources – 0.1%
China Integrated Energy, Inc. (a)	7,340	59,307
GT Solar International, Inc. (a)	34,950	200,963
		260,270
Engineering & Construction – 1.2%
Dycom Industries, Inc. (a)	29,620	241,995
Emcor Group, Inc. (a)	17,406	418,788
Michael Baker Corp. (a)	5,845	228,014
Sterling Construction Co., Inc. (a)	6,270	119,255
Tutor Perini Corp. (a)	59,495	1,133,975
VSE Corp.	2,600	131,742
		2,273,769
Entertainment – 0.8%
Bally Technologies, Inc. (a)	29,550	1,172,248
International Speedway Corp. Class A	2,020	51,934
National CineMedia, Inc.	5,150	77,147
Speedway Motorsports, Inc.	8,430	140,107
		1,441,436
Environmental Controls – 1.0%
Darling International, Inc. (a)	37,450	291,736
EnergySolutions, Inc.	69,370	579,239
Waste Connections, Inc. (a)	27,770	893,361
		1,764,336
Foods – 1.6%
American Italian Pasta Co. Class A (a)	6,500	222,690
Cal-Maine Foods, Inc.	5,070	165,536
Flowers Foods, Inc.	26,500	643,685
Fresh Del Monte Produce, Inc. (a)	4,710	95,754
J&J Snack Foods Corp.	1,620	67,732
Lancaster Colony Corp.	3,970	216,563
M&F Worldwide Corp. (a)	3,402	123,459
Nash Finch Co.	2,570	88,665
Overhill Farms, Inc. (a)	8,770	38,676
Sanderson Farms, Inc.	2,200	102,850
TreeHouse Foods, Inc. (a)	24,940	966,176
Weis Markets, Inc.	3,940	139,909
		2,871,695
Forest Products & Paper – 0.6%
Boise, Inc. (a)	22,090	113,984
Buckeye Technologies, Inc. (a)	21,480	245,731
Clearwater Paper Corp. (a)	3,620	177,127
Domtar Corp. (a)	1,810	87,912
KapStone Paper and Packaging Corp. (a)	13,720	126,773
Rock-Tenn Co. Class A	6,616	282,437
		1,033,964
Gas – 0.8%
AGL Resources, Inc.	11,580	408,658
Atmos Energy Corp.	14,500	400,490
Chesapeake Utilities Corp.	1,110	32,900
The Laclede Group, Inc.	3,210	103,555
Nicor, Inc.	5,230	211,920
Southwest Gas Corp.	12,140	335,914
		1,493,437
Hand & Machine Tools – 0.6%
Lincoln Electric Holdings, Inc.	4,253	207,674
Regal-Beloit Corp.	17,480	828,552
		1,036,226
Health Care — Products – 3.7%
American Medical Systems Holdings, Inc. (a)	15,930	305,856
Atrion Corp.	970	136,935
Bruker Corp. (a)	7,700	94,479
Dexcom, Inc. (a)	13,000	117,780
Hill-Rom Holdings, Inc.	15,463	361,371
Invacare Corp.	13,828	346,253
Kensey Nash Corp. (a)	7,465	180,802
Kinetic Concepts, Inc. (a)	9,296	383,832
Masimo Corp. (a)	14,820	411,403
Merit Medical Systems, Inc. (a)	23,930	426,672
Natus Medical, Inc. (a)	26,616	361,179
NuVasive, Inc. (a)	33,510	924,876
Orthofix International NV (a)	17,890	539,026
PSS World Medical, Inc. (a)	400	8,208
Quidel Corp. (a)	11,740	155,907
Steris Corp.	13,140	342,691
Symmetry Medical, Inc. (a)	21,080	188,034
Thoratec Corp. (a)	22,000	623,700
Utah Medical Products, Inc.	1,920	53,875
Volcano Corp. (a)	38,600	764,666

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Young Innovations, Inc.	2,090	$48,049
		6,775,594
Health Care — Services – 5.7%
Alliance HealthCare Services, Inc. (a)	6,420	32,293
Allied Healthcare International, Inc. (a)	18,730	50,009
Amedisys, Inc. (a)	7,520	413,224
America Service Group, Inc.	8,160	125,501
American Dental Partners, Inc. (a)	3,870	48,956
AmSurg Corp. (a)	19,386	409,238
Centene Corp. (a)	20,955	403,384
Community Health Systems, Inc. (a)	5,187	169,200
Continucare Corp. (a)	17,920	86,733
The Ensign Group, Inc.	3,390	57,935
Genoptix, Inc. (a)	28,090	914,610
Gentiva Health Services, Inc. (a)	16,588	423,658
Health Management Associates, Inc. Class A (a)	219,790	1,459,406
HEALTHSOUTH Corp. (a)	17,890	322,199
Healthways, Inc. (a)	8,515	145,266
ICON PLC Sponsored ADR (Ireland) (a)	9,420	233,993
Kindred Healthcare, Inc. (a)	5,750	97,232
LHC Group, Inc. (a)	12,646	389,370
LifePoint Hospitals, Inc. (a)	8,668	259,867
Lincare Holdings, Inc. (a)	13,053	480,611
Magellan Health Services, Inc. (a)	9,733	384,259
MDS, Inc. (a)	600	4,446
Mednax, Inc. (a)	21,172	1,203,840
Metropolitan Health Networks, Inc. (a)	25,520	57,420
Molina Healthcare, Inc. (a)	15,062	335,129
Nighthawk Radiology Holdings, Inc. (a)	19,270	76,502
NovaMed, Inc. (a)	12,530	51,749
Odyssey Healthcare, Inc. (a)	22,810	334,851
RehabCare Group, Inc. (a)	14,913	433,372
Res-Care, Inc. (a)	9,550	86,046
Sun Healthcare Group, Inc. (a)	27,310	238,689
Triple-S Management Corp. Class B (a)	17,838	295,932
U.S. Physical Therapy, Inc. (a)	7,590	118,859
Universal Health Services, Inc. Class B	6,040	176,126
Virtual Radiologic Corp. (a)	4,100	43,378
WellCare Health Plans, Inc. (a)	5,990	186,768
		10,550,051
Holding Company — Diversified – 0.0%
Primoris Services Corp.	7,280	59,114
Home Furnishing – 0.2%
La-Z-Boy, Inc. (a)	12,040	122,206
Tempur-Pedic International, Inc. (a)	6,835	170,123
		292,329
Household Products – 0.6%
American Greetings Corp. Class A	7,290	134,719
Blyth, Inc.	6,777	190,366
Central Garden & Pet Co. Class A (a)	28,188	247,773
CSS Industries, Inc.	2,680	46,444
Ennis, Inc.	6,958	104,370
Helen of Troy Ltd. (a)	4,650	109,600
Kid Brands, Inc. (a)	9,440	47,106
Prestige Brands Holdings, Inc. (a)	27,830	216,239
		1,096,617
Housewares – 0.4%
National Presto Industries, Inc.	3,391	388,337
The Toro Co.	8,273	322,234
		710,571
Insurance – 5.0%
Allied World Assurance Co. Holdings Ltd.	6,361	284,718
American Physicians Capital, Inc.	7,242	201,038
American Physicians Service Group, Inc.	1,980	45,362
American Safety Insurance Holdings Ltd. (a)	3,600	49,500
AMERISAFE, Inc. (a)	17,613	304,705
Amtrust Financial Services, Inc.	20,882	249,958
Argo Group International Holdings Ltd. (a)	8,110	216,861
Aspen Insurance Holdings Ltd.	14,960	398,385
CNA Surety Corp. (a)	11,800	165,200
Conseco, Inc. (a)	65,820	313,303
EMC Insurance Group, Inc.	2,490	51,493
Employers Holdings, Inc.	12,960	171,461
Endurance Specialty Holdings Ltd.	10,664	384,117
Enstar Group Ltd. (a)	3,110	201,808
FBL Financial Group, Inc. Class A	8,500	152,490
First Mercury Financial Corp.	11,637	152,561
Flagstone Reinsurance Holdings Ltd.	19,000	198,930
FPIC Insurance Group, Inc. (a)	4,300	163,185
Greenlight Capital Re, Ltd. Class A (a)	9,740	235,221
The Hanover Insurance Group, Inc.	33,580	1,424,464
Harleysville Group, Inc.	4,571	147,643
Infinity Property & Casualty Corp.	7,494	297,212
Life Partners Holdings, Inc.	11,074	220,151
Mercer Insurance Group, Inc.	3,010	51,170
Mercury General Corp.	4,370	167,021
Montpelier Re Holdings Ltd.	18,700	315,843
National Interstate Corp.	2,630	47,340
National Western Life Insurance Co. Class A	590	95,875
OneBeacon Insurance Group Ltd. Class A	8,430	109,421
Platinum Underwriters Holdings Ltd.	10,610	384,719
PMA Capital Corp. Class A (a)	13,440	80,909
ProAssurance Corp. (a)	7,821	396,994

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safety Insurance Group, Inc.	9,198	$321,930
SeaBright Insurance Holdings, Inc. (a)	4,510	45,912
StanCorp Financial Group, Inc.	10,764	462,637
Unitrin, Inc.	14,860	322,462
Validus Holdings Ltd.	14,208	376,512
		9,208,511
Internet – 3.6%
Blue Coat Systems, Inc. (a)	89,680	2,210,612
EarthLink, Inc.	41,647	337,757
eResearch Technology, Inc. (a)	32,692	201,056
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	17,460	127,807
GigaMedia Ltd. (a)	19,330	52,964
j2 Global Communications, Inc. (a)	53,995	1,109,057
NutriSystem, Inc.	5,996	122,079
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	6,880	256,555
Perficient, Inc. (a)	6,340	61,561
S1 Corp. (a)	32,510	194,410
Saba Software, Inc. (a)	13,570	65,679
Sohu.com, Inc. (a)	2,800	140,980
SonicWALL, Inc. (a)	22,725	173,165
TIBCO Software, Inc. (a)	93,450	837,312
United Online, Inc.	31,233	197,393
ValueClick, Inc. (a)	32,650	302,012
Web.com Group Inc. (a)	4,330	24,161
Websense, Inc. (a)	9,950	184,374
		6,598,934
Investment Companies – 1.3%
Apollo Investment Corp.	21,730	223,819
Ares Capital Corp.	55,113	677,890
BlackRock Kelso Capital Corp.	7,350	66,076
Fifth Street Finance Corp.	18,640	204,108
Gladstone Capital Corp.	16,480	121,622
Gladstone Investment Corp.	11,260	53,710
Hercules Technology Growth Capital, Inc.	29,270	294,456
MCG Capital Corp. (a)	26,230	120,396
NGP Capital Resources Co.	7,450	56,918
PennantPark Investment Corp.	16,760	151,678
Prospect Capital Corp.	29,996	342,254
TICC Capital Corp.	12,880	75,606
Triangle Capital Corp.	4,450	53,890
		2,442,423
Iron & Steel – 0.0%
Mesabi Trust	3,660	50,618
Leisure Time – 0.2%
Ambassadors Group, Inc.	7,630	86,448
Polaris Industries, Inc.	4,610	203,808
		290,256
Lodging – 0.6%
Ameristar Casinos, Inc.	71,340	1,056,545
Machinery — Diversified – 1.8%
Altra Holdings, Inc. (a)	7,909	87,157
Chart Industries, Inc. (a)	19,064	307,502
DXP Enterprises, Inc. (a)	4,157	54,415
Gardner Denver, Inc.	25,936	1,033,550
Graco, Inc.	32,660	871,695
Wabtec Corp.	24,760	949,051
		3,303,370
Manufacturing – 2.2%
A.O. Smith Corp.	5,080	216,306
American Railcar Industries, Inc.	5,020	49,748
Ameron International Corp.	5,260	363,098
AZZ, Inc.	7,902	237,692
The Brink's Co.	6,420	150,100
Carlisle Cos., Inc.	11,170	374,418
Ceradyne, Inc. (a)	20,350	397,639
Colfax Corp. (a)	25,280	284,906
EnPro Industries, Inc. (a)	21,836	531,707
FreightCar America, Inc.	16,515	322,042
GP Strategies Corp. (a)	7,210	53,354
Harsco Corp.	3,830	113,981
Koppers Holdings, Inc.	1,100	30,712
LSB Industries, Inc. (a)	11,015	144,847
Myers Industries, Inc.	13,795	126,086
Portec Rail Products, Inc.	5,750	62,790
Smith & Wesson Holding Corp. (a)	9,500	37,620
Sturm, Ruger & Co., Inc.	30,280	315,518
Tredegar Corp.	17,620	285,092
		4,097,656
Media – 1.4%
Courier Corp.	810	11,324
CTC Media, Inc. (a)	7,160	96,660
Entercom Communications Corp. Class A (a)	6,330	53,552
FactSet Research Systems, Inc.	20,200	1,272,600
Gannett Co., Inc.	6,570	106,105
John Wiley & Sons, Inc. Class A	5,740	239,645
Journal Communications, Inc. Class A	12,370	43,542
Lee Enterprises, Inc. (a)	32,220	136,613
Mediacom Communications Corp. (a)	9,370	38,979
Scholastic Corp.	9,650	288,535
Sinclair Broadcast Group, Inc. Class A (a)	33,972	171,559
Value Line, Inc.	1,740	44,144
		2,503,258
Metal Fabricate & Hardware – 0.4%
Ampco-Pittsburgh Corp.	6,643	169,596
Mueller Industries, Inc.	16,697	410,579
North American Galvanizing & Coating, Inc. (a)	11,810	59,758
Timken Co.	8,590	192,502
		832,435
Mining – 1.0%
Century Aluminum Co. (a)	31,730	359,184
Compass Minerals International, Inc.	19,290	1,216,042
Redcorp Ventures Ltd. (c)	338,800	1,590
Thompson Creek Metals Co., Inc. (a)	29,270	339,532
		1,916,348

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas – 1.2%
CVR Energy, Inc. (a)	26,136	$209,611
Dominion Resources Black Warrior Trust	3,720	55,428
Encore Acquisition Co. (a)	1,355	64,525
Gulfport Energy Corp. (a)	13,390	138,453
Holly Corp.	50,015	1,305,391
Pengrowth Energy Trust	9,230	93,223
Pioneer Drilling Co. (a)	13,770	109,471
PrimeEnergy Corp. (a)	1,408	42,451
Provident Energy Trust	9,580	75,395
Rowan Companies, Inc. (a)	6,560	140,909
Stone Energy Corp. (a)	3,490	55,631
		2,290,488
Oil & Gas Services – 1.7%
Acergy SA Sponsored ADR (Luxembourg)	30,680	465,109
Bolt Technology Corp. (a)	4,990	49,900
Cal Dive International, Inc. (a)	27,690	194,938
Cie Generale de Geophysique-Veritas Sponsored ADR (France) (a)	10,100	246,137
Complete Production Services, Inc. (a)	15,600	195,468
Dawson Geophysical Co. (a)	4,833	104,828
Geokinetics, Inc. (a)	5,810	56,938
Matrix Service Co. (a)	11,907	120,142
Oil States International, Inc. (a)	11,930	439,501
SEACOR Holdings, Inc. (a)	4,750	333,687
T-3 Energy Services, Inc. (a)	7,751	174,785
TGC Industries, Inc. (a)	11,650	46,717
Tidewater, Inc.	6,820	319,312
Willbros Group, Inc. (a)	22,866	349,621
		3,097,083
Packaging & Containers – 0.9%
AEP Industries, Inc. (a)	4,730	165,124
Bway Holding Co. (a)	9,880	168,553
Packaging Corporation of America	56,380	1,242,615
		1,576,292
Pharmaceuticals – 2.7%
Biovail Corp.	14,720	213,735
Cornerstone Therapeutics, Inc. (a)	9,380	48,119
Cubist Pharmaceuticals, Inc. (a)	15,490	317,390
Endo Pharmaceuticals Holdings, Inc. (a)	8,438	169,688
Herbalife Ltd.	11,930	463,481
Impax Laboratories, Inc. (a)	11,380	151,354
King Pharmaceuticals, Inc. (a)	21,488	258,071
KV Pharmaceutical Co. Class A (a)	25,460	87,837
Medicis Pharmaceutical Corp. Class A	7,030	162,463
Par Pharmaceutical Cos., Inc. (a)	4,320	113,702
Perrigo Co.	11,970	530,032
PharMerica Corp. (a)	20,375	331,705
Questcor Pharmaceuticals, Inc. (a)	65,788	298,020
Savient Pharmaceuticals, Inc. (a)	82,810	1,062,452
Sirona Dental Systems, Inc. (a)	2,300	73,991
SXC Health Solutions Corp. (a)	5,600	263,872
Valeant Pharmaceuticals International (a)	7,950	266,087
VCA Antech, Inc. (a)	4,524	114,864
		4,926,863
Pipelines – 0.8%
MarkWest Energy Partners, LP	49,520	1,434,594
Real Estate – 0.7%
E-House China Holdings Ltd. Sponsored ADR (Cayman Islands) (a)	11,210	179,808
Forestar Real Esate Group, Inc. (a)	17,140	318,290
Starwood Property Trust, Inc.	32,570	638,698
W.P. Carey & Co. LLC	5,560	150,620
		1,287,416
Real Estate Investment Trusts (REITS) – 4.7%
Agree Realty Corp.	5,273	103,298
Associated Estates Realty Corp.	5,710	67,435
CapitalSource, Inc.	85,030	407,294
CBL & Associates Properties, Inc.	16,170	161,700
Chimera Investment Corp.	163,120	639,430
DiamondRock Hospitality Co. (a)	10,060	81,888
Digital Realty Trust, Inc.	28,150	1,351,200
Equity Lifestyle Properties, Inc.	4,480	216,474
Hatteras Financial Corp.	33,810	926,056
Home Properties, Inc.	10,547	467,549
Hospitality Properties Trust	14,360	317,643
HRPT Properties Trust	7,990	53,293
LaSalle Hotel Properties	8,610	173,492
Liberty Property Trust	1,620	49,248
LTC Properties, Inc.	16,560	420,293
Mack-Cali Realty Corp.	6,570	214,313
Mid-America Apartment Communities, Inc.	34,382	1,613,203
Monmouth Real Estate Investment Corp. Class A	7,650	57,222
National Health Investors, Inc.	7,707	262,192
Tanger Factory Outlet Centers, Inc.	22,105	846,622
Walter Investment Management Corp.	21,940	297,945
		8,727,790
Retail – 8.8%
Aeropostale, Inc. (a)	10,310	339,096
AFC Enterprises (a)	7,940	65,108
Barnes & Noble, Inc.	16,980	296,810
Big 5 Sporting Goods Corp.	2,517	36,773
Big Lots, Inc. (a)	11,423	324,528
Books-A-Million, Inc.	5,450	34,717
Cabela's, Inc. (a)	22,066	355,704
Carrols Restaurant Group, Inc. (a)	7,320	46,189
Cash America International, Inc.	13,140	493,933
The Cato Corp. Class A	20,151	412,088
CEC Entertainment, Inc. (a)	11,988	397,882
The Cheesecake Factory, Inc. (a)	5,710	120,709

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Children's Place Retail Store, Inc. (a)	30,960	$984,528
Chipotle Mexican Grill, Inc. (a)	7,200	694,512
Destination Maternity Corp. (a)	2,940	71,530
Dress Barn, Inc. (a)	15,330	360,868
EZCORP, Inc. (a)	23,020	418,043
The Finish Line, Inc. Class A	21,140	234,443
First Cash Financial Services, Inc. (a)	18,203	415,575
Group 1 Automotive, Inc. (a)	7,490	217,210
The Gymboree Corp. (a)	8,729	340,518
HSN, Inc. (a)	8,144	155,876
Inergy LP	23,210	826,972
Insight Enterprises, Inc. (a)	21,141	243,333
Jack in the Box, Inc. (a)	59,116	1,153,353
Jo-Ann Stores, Inc. (a)	8,620	301,872
Jos. A. Bank Clothiers, Inc. (a)	3,900	163,449
Kirkland's, Inc. (a)	28,650	442,929
Men's Wearhouse, Inc.	7,719	155,538
P.F. Chang's China Bistro, Inc. (a)	9,810	378,666
Papa John's International, Inc. (a)	14,197	335,049
PC Connection, Inc. (a)	1,920	12,288
PC Mall, Inc. (a)	7,890	40,318
Phillips-Van Heusen Corp.	29,650	1,164,949
RadioShack Corp.	18,300	357,216
Saks, Inc. (a)	143,050	921,242
School Specialty, Inc. (a)	20,140	444,893
Signet Jewelers Ltd. (a)	6,140	167,990
Sport Supply Group, Inc.	5,490	65,276
Stage Stores, Inc.	28,620	369,770
Tractor Supply Co. (a)	31,699	1,599,849
World Fuel Services Corp.	14,960	359,489
		16,321,081
Savings & Loans – 0.4%
First Defiance Financial Corp.	6,820	72,019
First Niagara Financial Group, Inc.	38,080	522,838
NASB Financial, Inc.	191	4,107
OceanFirst Financial Corp.	8,770	90,857
United Financial Bancorp, Inc.	8,913	117,117
		806,938
Semiconductors – 2.7%
Amkor Technology, Inc. (a)	7,810	44,439
Himax Technologies, Inc. Sponsored ADR (Cayman Islands)	46,910	139,323
Mellanox Technologies Ltd. (a)	4,540	83,400
Micrel, Inc.	32,263	241,005
Netlogic Microsystems, Inc. (a)	23,210	950,681
QLogic Corp. (a)	23,450	403,105
Semtech Corp. (a)	64,729	969,640
Sigma Designs, Inc. (a)	12,980	144,208
Silicon Motion Technology Corp. Sponsored ADR (Cayman Islands) (a)	8,690	27,460
Skyworks Solutions, Inc. (a)	69,710	884,620
Tessera Technologies, Inc. (a)	8,995	154,444
Varian Semiconductor Equipment Associates, Inc. (a)	34,605	1,014,965
		5,057,290
Software – 4.1%
Actuate Corp. (a)	29,130	145,359
Acxiom Corp. (a)	21,030	323,441
American Reprographics Co. (a)	32,224	226,535
Blackboard, Inc. (a)	10,410	410,258
Broadridge Financial Solutions, Inc.	19,851	431,164
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	1,620	54,416
Compuware Corp. (a)	40,598	308,139
Concur Technologies, Inc. (a)	15,400	610,610
CSG Systems International, Inc. (a)	18,307	355,339
DivX, Inc. (a)	4,730	26,583
Double-Take Software, Inc. (a)	7,350	75,043
Fair Isaac Corp.	19,535	428,403
Ituran Location and Control Ltd.	4,090	52,761
JDA Software Group, Inc. (a)	2,933	76,887
MedAssets, Inc. (a)	30,880	625,011
MicroStrategy, Inc. Class A (a)	4,954	464,289
Monotype Imaging Holdings, Inc. (a)	6,740	60,862
MSCI, Inc. Class A (a)	42,450	1,254,822
Patni Computer Systems Ltd. Sponsored ADR (India)	12,250	234,832
Pervasive Software, Inc. (a)	9,840	50,381
Quest Software, Inc. (a)	22,140	381,251
Satyam Computer Services Ltd. ADR (India) (a)	41,850	204,646
SkillSoft PLC Sponsored ADR (Ireland) (a)	16,150	157,462
Sybase, Inc. (a)	5,740	233,446
SYNNEX Corp. (a)	12,883	341,013
		7,532,953
Telecommunications – 4.3%
ADTRAN, Inc.	10,220	216,664
Anixter International, Inc. (a)	4,740	197,563
Arris Group, Inc. (a)	120,970	1,214,539
Atheros Communications, Inc. (a)	33,880	1,086,532
Atlantic Tele-Network, Inc.	1,160	56,179
Black Box Corp.	7,290	200,402
Cincinnati Bell, Inc. (a)	127,001	369,573
Comtech Telecommunications (a)	33,710	1,191,985
HickoryTech Corp.	6,340	53,890
InterDigital, Inc. (a)	6,810	168,820
Netgear, Inc. (a)	8,832	182,292
NeuStar, Inc. Class A (a)	58,472	1,313,281
Nortel Inversora SA Series B Sponsored ADR (Argentina) (a)	3,630	57,717
Oplink Communications, Inc. (a)	4,536	67,360
Plantronics, Inc.	12,790	337,912
Polycom, Inc. (a)	30,480	683,666

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sierra Wireless, Inc. (a)	21,030	$233,223
USA Mobility, Inc.	20,594	213,972
		7,845,570
Textiles – 0.2%
G&K Services, Inc. Class A	6,760	169,000
UniFirst Corp.	4,320	217,037
		386,037
Transportation – 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	3,970	145,580
Diana Shipping, Inc. (a)	12,950	171,717
Genesee & Wyoming, Inc. Class A (a)	10,300	303,541
Gulfmark Offshore, Inc. (a)	11,413	280,189
Hub Group, Inc. Class A (a)	52,520	1,266,257
Kirby Corp. (a)	3,500	113,540
Old Dominion Freight Line, Inc. (a)	52,400	1,441,000
Safe Bulkers, Inc.	19,930	157,646
Ship Finance International Ltd.	4,040	58,459
Teekay Tankers Ltd. Class A	17,110	147,317
		4,085,246
Trucking & Leasing – 0.0%
Aircastle Ltd.	6,270	59,628
Genesis Lease Ltd. Sponsored ADR (Ireland)	2,160	18,900
		78,528
Water – 0.4%
Aqua America, Inc.	45,150	749,038
TOTAL COMMON STOCK (Cost $171,477,422)		184,911,595
TOTAL EQUITIES (Cost $171,477,422)		184,911,595
RIGHTS – 0.0%
Pharmaceuticals – 0.0%
Indevus Pharmaceuticals, Inc., Strike 3.00 (a) (c)	600	6
TOTAL RIGHTS (Cost $0)		6
TOTAL LONG-TERM INVESTMENTS (Cost $171,477,422)		184,911,601
	Principal Amount
SHORT-TERM INVESTMENTS – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/29/10, 0.010%, due 2/01/10 (d)	$1,392,461	1,392,461
Time Deposits – 0.0%
Euro Time Deposit 0.010% 2/01/10	692	692
TOTAL SHORT-TERM INVESTMENTS (Cost $1,393,153)		1,393,153
TOTAL INVESTMENTS – 101.0% (Cost $172,870,575) (e)		186,304,754
Other Assets/ (Liabilities) – (1.0)%		(1,894,736)
NET ASSETS – 100.0%		$184,410,018

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Maturity value of $1,392,463. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 11/25/39, and an aggregate market value, including accrued interest, of $1,423,736.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.3%
COMMON STOCK – 98.6%
Aerospace & Defense – 3.8%
The Boeing Co.	34,100	$2,066,460
Empresa Brasileira de Aeronautica SA ADR (Brazil)	135,300	2,872,419
European Aeronautic Defence and Space Co.	215,990	4,212,581
Lockheed Martin Corp.	27,500	2,049,300
Raytheon Co.	66,000	3,460,380
		14,661,140
Apparel – 0.7%
Tod's SpA	43,100	2,831,926
Auto Manufacturers – 0.4%
Bayerische Motoren Werke AG	36,589	1,562,248
Banks – 3.1%
HSBC Holdings PLC	576,009	6,138,323
Societe Generale	48,143	2,798,048
Sumitomo Mitsui Financial Group, Inc.	103,800	3,349,824
		12,286,195
Beverages – 3.3%
Cia de Bebidas das Americas ADR (Brazil)	30,800	2,850,848
Diageo PLC	124,414	2,097,358
Fomento Economico Mexicano SAB de CV	1,186,100	5,018,728
Grupo Modelo SAB de CV Class C (a)	582,800	2,886,831
		12,853,765
Biotechnology – 0.8%
Basilea Pharmaceutica (a)	4,586	306,767
InterMune, Inc. (a)	51,200	799,232
NicOx SA (a)	17,340	135,318
Regeneron Pharmaceuticals, Inc. (a)	32,300	861,118
Seattle Genetics, Inc. (a)	112,200	1,157,904
		3,260,339
Chemicals – 0.3%
Linde AG	9,104	994,085
Commercial Services – 2.0%
Automatic Data Processing, Inc.	128,400	5,237,436
Secom Co. Ltd.	60,300	2,696,952
		7,934,388
Cosmetics & Personal Care – 1.4%
Colgate-Palmolive Co.	66,600	5,329,998
Diversified Financial – 4.3%
Credit Suisse Group	198,815	8,658,137
SLM Corp. (a)	431,400	4,542,642
UBS AG (a)	280,102	3,655,775
		16,856,554
Electric – 0.9%
Fortum OYJ	141,100	3,596,285
Electrical Components & Equipment – 1.1%
Emerson Electric Co.	71,900	2,986,726
Prysmian SpA	75,300	1,371,741
		4,358,467
Electronics – 6.2%
Fanuc Ltd.	19,400	1,848,442
Hoya Corp.	154,400	4,135,615
Keyence Corp.	14,220	3,275,271
Koninklijke Philips Electronics NV	174,600	5,279,785
Kyocera Corp.	24,400	2,258,066
Murata Manufacturing Co. Ltd.	87,110	4,781,444
Nidec Corp.	26,000	2,545,466
		24,124,089
Entertainment – 0.4%
Lottomatica SpA	35,900	708,814
Shuffle Master, Inc. (a)	94,200	837,438
		1,546,252
Foods – 3.7%
Cadbury Schweppes PLC	248,879	3,301,724
Nestle SA	57,016	2,710,621
Tesco PLC	648,928	4,395,372
Unilever PLC	135,387	4,134,806
		14,542,523
Health Care — Services – 2.5%
Aetna, Inc.	152,400	4,567,428
WellPoint, Inc. (a)	83,200	5,301,504
		9,868,932
Holding Company — Diversified – 2.2%
LVMH Moet Hennessy Louis Vuitton SA	78,790	8,620,620
Home Furnishing – 1.7%
Sony Corp.	204,800	6,810,816
Household Products – 1.1%
Reckitt Benckiser Group PLC	78,776	4,100,276
Insurance – 5.1%
Aflac, Inc.	104,300	5,051,249
Allianz SE	45,939	5,087,260
Fidelity National Financial, Inc. Class A	142,400	1,836,960
Prudential PLC	432,142	3,943,776
XL Capital Ltd. Class A	228,100	3,825,237
		19,744,482
Internet – 2.1%
eBay, Inc. (a)	355,700	8,188,214
Investment Companies – 1.0%
Investor AB Class B	225,848	3,972,974
Leisure Time – 1.6%
Carnival Corp. (a)	183,800	6,126,054
Manufacturing – 4.0%
3M Co.	72,800	5,859,672
Siemens AG	106,915	9,583,797
		15,443,469
Media – 3.7%
Grupo Televisa SA Sponsored ADR (Mexico)	237,800	4,646,612
Sirius Satellite Radio, Inc. (a)	1,983,176	1,669,239
The Walt Disney Co.	202,300	5,977,965
Wire And Wireless India Ltd. (a) (b)	382,427	65,850
Zee Entertainment Enterprises Ltd.	335,902	1,887,065
		14,246,731
Metal Fabricate & Hardware – 1.5%
Assa Abloy AB, Series B	335,700	5,787,804
Oil & Gas – 2.1%
Husky Energy, Inc.	105,200	2,627,284

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total SA	94,740	$5,504,802
		8,132,086
Oil & Gas Services – 2.5%
Technip SA	75,490	5,107,122
Transocean Ltd. (a)	54,472	4,615,957
		9,723,079
Pharmaceuticals – 4.1%
Amylin Pharmaceuticals, Inc. (a)	88,200	1,585,836
Bayer AG	22,173	1,511,050
Mitsubishi Tanabe Pharma Corp.	48,000	680,421
Roche Holding AG	45,997	7,761,240
Sanofi-Aventis	47,600	3,512,961
Theravance, Inc. (a)	85,800	941,226
		15,992,734
Retail – 6.2%
Bulgari SpA	294,100	2,422,746
Inditex SA	80,400	5,055,107
McDonald's Corp.	96,600	6,030,738
Tiffany & Co.	129,800	5,271,178
Wal-Mart Stores, Inc.	104,800	5,599,464
		24,379,233
Semiconductors – 4.2%
Altera Corp.	243,300	5,187,156
Linear Technology Corp.	500	13,050
Maxim Integrated Products, Inc.	200,900	3,511,732
MediaTek, Inc.	240,226	3,890,606
Taiwan Semiconductor Manufacturing Co. Ltd.	1,984,505	3,786,714
		16,389,258
Software – 8.5%
Adobe Systems, Inc. (a)	145,900	4,712,570
Infosys Technologies Ltd.	143,497	7,694,526
Intuit, Inc. (a)	226,400	6,703,704
Microsoft Corp.	271,500	7,650,870
SAP AG	144,833	6,613,267
		33,374,937
Telecommunications – 10.0%
Corning, Inc.	254,100	4,594,128
Juniper Networks, Inc. (a)	307,300	7,630,259
KDDI Corp.	850	4,476,853
Tandberg ASA	100,500	2,836,473
Telefonaktiebolaget LM Ericsson Class B	1,662,392	16,132,380
Vodafone Group PLC	1,636,968	3,521,535
		39,191,628
Toys, Games & Hobbies – 0.7%
Nintendo Co. Ltd.	9,100	2,541,442
Transportation – 1.0%
TNT NV	140,612	4,020,068
Venture Capital – 0.4%
3i Group PLC	386,831	1,625,630
TOTAL COMMON STOCK (Cost $382,380,819)		385,018,721
PREFERRED STOCK – 0.7%
Auto Manufacturers – 0.7%
Bayerische Motoren Werke AG	82,077	2,574,719
TOTAL PREFERRED STOCK (Cost $2,549,136)		2,574,719
TOTAL EQUITIES (Cost $384,929,955)		387,593,440
BONDS & NOTES – 0.1%
CORPORATE DEBT – 0.1%
Pharmaceuticals – 0.1%
Theravance, Inc. 3.000% 1/15/15	518,000	409,868
TOTAL CORPORATE DEBT (Cost $518,000)		409,868
TOTAL BONDS & NOTES (Cost $518,000)		409,868
MUTUAL FUNDS – 0.5%
Diversified Financial – 0.5%
Oppenheimer Institutional Money Market Fund Class E (c)	2,015,874	2,015,874
TOTAL MUTUAL FUNDS (Cost $2,015,874)		2,015,874
TOTAL LONG-TERM INVESTMENTS (Cost $387,463,829)		390,019,182
TOTAL INVESTMENTS – 99.9% (Cost $387,463,829) (d)		390,019,182
Other Assets/ (Liabilities) – 0.1%		571,667
NET ASSETS – 100.0%		$390,590,849

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.9%
COMMON STOCK – 97.9%
Aerospace & Defense – 1.1%
Empresa Brasileira de Aeronautica SA	907,819	$4,834,282
European Aeronautic Defence and Space Co.	137,830	2,688,180
		7,522,462
Apparel – 1.4%
Burberry Group PLC	810,822	7,961,493
Geox SpA	251,700	1,621,081
		9,582,574
Auto Manufacturers – 1.4%
Bayerische Motoren Werke AG	38,764	1,655,114
Honda Motor Co. Ltd.	195,426	6,622,372
Toyota Motor Corp.	46,700	1,788,635
		10,066,121
Banks – 1.4%
Deutsche Bank AG	108,410	6,602,487
ICICI Bank Ltd. Sponsored ADR (India)	86,875	3,064,950
		9,667,437
Beverages – 2.4%
C&C Group PLC	662,405	2,687,812
C&C Group PLC	1,022,542	4,139,138
Heineken NV	69,500	3,417,064
Pernod-Ricard SA	82,755	6,679,300
		16,923,314
Biotechnology – 1.5%
CSL Ltd.	321,200	8,911,583
Marshall Edwards, Inc. (Acquired 1/02/03-7/28/08, Cost $7,366,207) (a) (b)	2,091,980	1,380,707
		10,292,290
Building Materials – 0.9%
James Hardie Industries NV (a)	373,500	2,471,235
Sika AG	2,638	4,064,869
		6,536,104
Chemicals – 0.7%
Filtrona PLC	1,832,166	5,141,867
Commercial Services – 8.0%
Aggreko PLC	635,820	9,125,648
BTG PLC (a)	829,531	2,333,785
Bunzl PLC	937,220	9,318,071
Capita Group PLC	1,288,958	14,841,843
De La Rue PLC	217,350	3,362,270
Dignity PLC	227,480	2,271,236
Experian Group Ltd.	704,889	6,712,766
Prosegur Cia de Seguridad SA	180,129	8,146,223
		56,111,842
Cosmetics & Personal Care – 0.4%
L'Oreal	23,870	2,504,290
Distribution & Wholesale – 0.2%
Wolseley PLC (a)	75,925	1,676,631
Diversified Financial – 5.6%
BinckBank NV	490,453	8,600,649
Collins Stewart PLC	3,056,705	3,585,218
Credit Suisse Group	162,708	7,085,723
Housing Development Finance Corp.	32,500	1,675,537
ICAP PLC	1,563,645	9,194,826
Swissquote Group Holding SA	53,477	2,721,264
Tullett Prebon PLC	1,246,931	6,088,379
		38,951,596
Electric – 0.3%
Fortum OYJ	84,500	2,153,693
Electronics – 7.2%
Art Advanced Research Technologies, Inc. (Acquired 11/21/07, Cost $447,711) (a) (b) (c) (d) (e)	2,757,900	-
Art Advanced Research Technologies, Inc. (Acquired 4/19/05, Cost $3,706,188) (a) (b) (c) (e)	3,163,727	-
Hoya Corp.	289,500	7,754,279
Ibiden Co. Ltd.	91,694	3,119,510
Keyence Corp.	38,009	8,754,554
Koninklijke Philips Electronics NV	139,500	4,218,385
Nidec Corp.	178,900	17,514,762
Nippon Electric Glass Co. Ltd.	225,000	3,173,236
Omron Corp.	123,421	2,454,426
Phoenix Mecano	8,811	3,834,692
		50,823,844
Energy — Alternate Sources – 0.7%
Ceres Power Holdings PLC (a)	1,971,071	4,777,380
Engineering & Construction – 3.9%
ABB Ltd. (a)	647,998	11,774,752
Boskalis Westminster	134,105	4,683,681
Leighton Holdings Ltd.	91,142	3,071,464
Trevi Finanziaria SpA	336,000	5,410,264
Vinci SA	38,615	2,058,012
		26,998,173
Entertainment – 0.5%
William Hill PLC	1,137,440	3,625,943
Foods – 4.2%
Aryzta AG	103,552	4,120,785
Barry Callebaut AG (a)	14,419	9,326,972
Nestle SA	87,773	4,172,853
Unilever PLC	260,194	7,946,492
Woolworths Ltd.	159,602	3,655,208
		29,222,310
Health Care — Products – 8.3%
Cie Generale d'Optique Essilor International SA	87,910	5,106,180
DiaSorin SpA	289,600	10,277,047
Luxottica Group SpA	164,300	4,309,718
Nobel Biocare Holding AG	47,085	1,387,710
Ortivus AB Class A (a) (c)	114,300	201,194
Ortivus AB Class B (a) (c)	859,965	551,251
Smith & Nephew PLC	389,608	3,925,042
Sonova Holding AG	48,672	6,049,910
Straumann Holding AG	21,211	5,653,784
Synthes, Inc.	82,932	10,626,523
Terumo Corp.	98,300	5,521,476
William Demant Holding (a)	59,200	4,627,748
		58,237,583
Health Care — Services – 1.9%
Sonic Healthcare Ltd.	1,037,567	13,097,157
Holding Company — Diversified – 0.7%
LVMH Moet Hennessy Louis Vuitton SA	45,750	5,005,627

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing – 0.6%
SEB SA	69,099	$4,483,041
Household Products – 0.6%
Reckitt Benckiser Group PLC	84,697	4,408,463
Insurance – 3.1%
Allianz SE	15,977	1,769,285
AMP Ltd.	483,647	2,674,875
Prudential PLC	751,762	6,860,663
QBE Insurance Group Ltd.	529,178	10,724,686
		22,029,509
Internet – 1.9%
United Internet AG (a)	264,202	3,900,317
Yahoo! Japan Corp.	24,404	9,226,760
		13,127,077
Leisure Time – 0.7%
Carnival Corp. (a)	145,500	4,849,515
Machinery — Construction & Mining – 1.5%
Outotec OYJ	68,000	2,279,979
Rio Tinto PLC	165,186	7,937,078
		10,217,057
Machinery — Diversified – 1.5%
Alstom	131,830	8,786,125
Demag Cranes AG	57,886	1,816,101
		10,602,226
Manufacturing – 2.4%
Aalberts Industries NV	758,056	10,991,702
Siemens AG	63,155	5,661,177
		16,652,879
Media – 1.7%
British Sky Broadcasting Group PLC	149,750	1,269,276
Grupo Televisa SA Sponsored ADR (Mexico)	165,000	3,224,100
Vivendi SA	138,970	3,598,964
Zee Entertainment Enterprises Ltd.	664,516	3,733,186
		11,825,526
Metal Fabricate & Hardware – 0.1%
Vallourec SA	4,030	695,436
Mining – 2.8%
Impala Platinum Holdings Ltd.	367,700	9,425,097
Vale SA Sponsored ADR (Brazil)	445,700	10,063,906
		19,489,003
Office Equipment/Supplies – 1.0%
Canon, Inc.	172,200	6,730,872
Oil & Gas – 2.8%
BG Group PLC	539,390	9,891,472
BP PLC Sponsored ADR (United Kingdom)	61,200	3,434,544
Total SA	106,390	6,181,718
		19,507,734
Oil & Gas Services – 1.7%
Maire Tecnimont SpA	1,037,300	3,523,838
Saipem SpA	77,900	2,517,529
Schoeller-Bleckmann Oilfield Equipment AG	7,400	385,110
Technip SA	86,520	5,853,334
		12,279,811
Pharmaceuticals – 4.6%
Astellas Pharma, Inc.	41,470	1,526,757
GlaxoSmithKline PLC	672	13,100
Grifols SA	318,300	4,839,459
NeuroSearch AS (a)	105,009	1,616,477
Novogen Ltd. (a)	3,071,190	1,606,113
Roche Holding AG	71,204	12,014,508
Sanofi-Aventis	59,893	4,420,206
Santhera Pharmaceuticals AG (a)	27,735	670,033
Shionogi & Co. Ltd.	137,000	2,816,725
Takeda Pharmaceutical Co. Ltd.	61,800	2,713,359
		32,236,737
Real Estate – 0.5%
Solidere GDR (Lebanon) (d)	172,785	3,749,435
Retail – 3.4%
Cie Financiere Richemont SA	120,221	4,048,694
Hennes & Mauritz AB Class B	49,200	2,898,708
Inditex SA	153,000	9,619,794
PPR SA	18,210	2,218,207
Swatch Group AG	20,370	5,334,989
		24,120,392
Semiconductors – 0.3%
ARM Holdings PLC	640,650	1,959,660
Software – 7.3%
Autonomy Corp. PLC (a)	770,336	19,178,059
Compugroup Holding AG (a)	190,199	2,106,958
Infosys Technologies Ltd. (d)	246,738	13,230,463
Proteome Systems Ltd.	23,286,600	329,358
SAP AG	108,173	4,939,323
Square Enix Holdings Co. Ltd.	51,200	1,023,898
Temenos Group AG (a)	294,166	7,905,407
The Sage Group PLC	688,540	2,602,595
		51,316,061
Telecommunications – 4.7%
BT Group PLC	1,872,968	4,116,190
KDDI Corp.	637	3,355,006
Tandberg ASA	382,100	10,784,241
Telefonaktiebolaget LM Ericsson Class B	1,514,260	14,694,860
		32,950,297
Toys, Games & Hobbies – 1.0%
Nintendo Co. Ltd.	25,000	6,981,983
Transportation – 0.5%
Toll Holdings Ltd.	238,907	1,816,232
Tsakos Energy Navigation Ltd.	123,588	1,993,474
		3,809,706
Venture Capital – 0.5%
3i Group PLC	801,012	3,366,196
TOTAL COMMON STOCK (Cost $602,841,278)		686,306,854
CONVERTIBLE PREFERRED STOCK – 1.0%
Electronics – 0.0%
Art Advanced Research Technologies, Inc., Series 1 (Acquired 7/11/05, Cost $2,468,179) (a) (b) (c) (e)	2,653,076	-
Art Advanced Research Technologies, Inc., Series 2 (Acquired 4/19/06, Cost $837,736 (a) (b) (c) (e)	836,671	-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance – 1.0%
Ceres, Inc., Series C (Acquired 1/06/99-3/09/06, Cost $3,659,400) (b) (e)	900,000	$5,850,000
Ceres, Inc., Series C-1 (Acquired 7/31/01-2/05/07, Cost $384,192) (b) (e)	96,820	629,330
Ceres, Inc., Series D (Acquired 1/06/99, Cost $118,800) (b) (e)	29,700	193,050
		6,672,380
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $7,468,308)		6,672,380
TOTAL EQUITIES (Cost $610,309,586)		692,979,234
WARRANTS – 0.0%
Biotechnology – 0.0%
Marshall Edwards, Inc. Warrants, Expires 7/10/10, Strike 4.35 (Acquired 7/07/06, Cost $0) (a) (b) (e)	97,405	527
Tyrian Diagnostics Ltd. Warrants, Expires 10/12/31, Strike 0.03 (a) (e)	2,910,825	-
		527
TOTAL WARRANTS (Cost $0)		527
MUTUAL FUNDS – 1.1%
Diversified Financial – 1.1%
Oppenheimer Institutional Money Market Fund Class E (c)	7,840,782	7,840,782
TOTAL MUTUAL FUNDS (Cost $7,840,782)		7,840,782
TOTAL LONG-TERM INVESTMENTS (Cost $618,150,368)		700,820,543
TOTAL INVESTMENTS – 100.0% (Cost $618,150,368) (f)		700,820,543
Other Assets/ (Liabilities) – 0.0%		36,131
NET ASSETS – 100.0%		$700,856,674

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Restricted security. (Note 2).
(c)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to a value of $16,979,898 or 2.42% of net assets.
(e)	This security is valued in good faith under procedures established by the Board of Trustees.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.4%
COMMON STOCK – 93.9%
Aerospace & Defense – 3.8%
BAE Systems PLC	337,697	$1,903,303
Rolls-Royce Group PLC (a)	247,543	1,896,860
		3,800,163
Agriculture – 2.3%
Imperial Tobacco Group PLC	71,524	2,313,581
Banks – 4.4%
BOC Hong Kong Holdings Ltd.	1,031,000	2,144,955
DBS Group Holdings, Ltd.	218,000	2,198,659
		4,343,614
Chemicals – 7.6%
K&S AG	36,631	2,058,975
Lonza Group AG Registered	19,393	1,374,560
Syngenta AG	8,300	2,131,561
Yara International ASA	48,604	2,018,304
		7,583,400
Commercial Services – 6.0%
Capita Group PLC	161,362	1,858,020
De La Rue PLC	122,704	1,898,155
Secom Co. Ltd.	50,800	2,272,059
		6,028,234
Computers – 2.0%
Fujitsu	324,000	1,977,243
Cosmetics & Personal Care – 2.3%
Unicharm Corp.	24,600	2,330,669
Diversified Financial – 5.2%
Deutsche Boerse AG	25,134	1,657,177
Nomura Holdings, Inc.	260,200	1,944,823
UBS AG (a)	119,848	1,564,206
		5,166,206
Electronics – 1.8%
Nidec Corp.	18,200	1,781,826
Environmental Controls – 1.1%
Kurita Water Industries Ltd.	36,100	1,115,269
Holding Company — Diversified – 1.0%
TUI Travel PLC	236,949	983,100
Household Products – 2.1%
Reckitt Benckiser Group PLC	41,231	2,146,066
Insurance – 9.8%
Admiral Group PLC	97,175	1,750,266
Muenchener Rueckversicherungs AG	13,976	2,097,366
Prudential PLC	219,637	2,004,432
SCOR SE	87,283	2,020,303
Zurich Financial Services AG	9,055	1,927,737
		9,800,104
Iron & Steel – 2.1%
Hitachi Metals Ltd.	213,000	2,059,840
Media – 1.9%
Jupiter Telecommunications Co. Ltd.	1,930	1,932,124
Mining – 6.9%
Centamin Egypt Ltd. (a)	1,253,089	2,117,318
Lihir Gold Ltd.	650,545	1,580,593
Paladin Energy Ltd. (a)	503,603	1,599,312
Petropavlovsk PLC (a)	110,636	1,545,892
		6,843,115
Oil & Gas – 11.9%
BG Group PLC	109,759	2,012,789
BP PLC	207,586	1,945,438
Dana Petroleum PLC (a)	66,113	1,101,435
ENI SpA	71,893	1,675,110
Oil Search Ltd.	392,893	1,826,579
Total SA	29,461	1,711,811
Tullow Oil PLC	88,279	1,618,262
		11,891,424
Pharmaceuticals – 7.4%
Actelion Ltd. (a)	30,488	1,622,927
Bayer AG	29,162	1,987,339
Grifols SA	121,751	1,851,112
Shire Ltd.	96,568	1,916,197
		7,377,575
Real Estate – 1.5%
Sun Hung Kai Properties Ltd.	118,000	1,524,395
Software – 2.2%
Autonomy Corp. PLC (a)	87,726	2,184,001
Telecommunications – 8.2%
BT Group PLC	818,905	1,799,694
Koninklijke KPN NV	114,004	1,891,299
NTT DoCoMo, Inc.	1,567	2,339,182
Telefonica SA	89,009	2,138,765
		8,168,940
Water – 2.4%
Suez Environnement Co.	107,486	2,442,865
TOTAL COMMON STOCK (Cost $82,340,948)		93,793,754
PREFERRED STOCK – 2.5%
Health Care — Products – 2.5%
Fresenius SE	36,106	2,461,260
TOTAL PREFERRED STOCK (Cost $2,070,218)		2,461,260
TOTAL EQUITIES (Cost $84,411,166)		96,255,014
TOTAL LONG-TERM INVESTMENTS (Cost $84,411,166)		96,255,014
	Principal Amount
SHORT-TERM INVESTMENTS – 3.9%
Repurchase Agreement – 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/29/10, 0.010%, due 2/01/10 (b)	$3,881,325	3,881,325
TOTAL SHORT-TERM INVESTMENTS (Cost $3,881,325)		3,881,325
TOTAL INVESTMENTS – 100.3% (Cost $88,292,491) (c)		100,136,339
Other Assets/ (Liabilities) – (0.3)%		(303,325)
NET ASSETS – 100.0%		$99,833,014

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $3,881,328. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 11/25/39, and an aggregate market value, including accrued interest, of $3,962,565.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

January 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.8%
COMMON STOCK – 97.8%
Apparel – 2.1%
Far Eastern New Century Corp.	1,004,700	$1,101,205
XTEP International Holdings	1,338,500	821,643
		1,922,848
Automotive & Parts – 3.2%
Hero Honda Motors Ltd.	30,082	1,016,418
Hyundai Mobis (a)	14,735	1,873,627
		2,890,045
Banks – 18.6%
Bank Mandari Tbk PT	2,525,000	1,250,437
Bank Rakyat Indonesia	2,597,000	2,110,310
China Construction Bank Corp. Class H	2,489,000	1,898,788
Commercial International Bank	152,315	1,668,515
Credicorp Ltd.	18,000	1,343,340
ICICI Bank Ltd. Sponsored ADR (India)	35,500	1,252,440
Industrial & Commercial Bank of China	2,713,000	1,971,472
KB Financial Group, Inc.	36,160	1,559,262
Turkiye Garanti Bankasi AS	430,030	1,814,015
Turkiye Halk Bankasi AS	282,854	1,938,550
		16,807,129
Building Materials – 1.7%
Asia Cement Corp.	1,635,640	1,548,467
Chemicals – 1.5%
Taiwan Fertilizer Co. Ltd.	410,000	1,326,799
Computers – 3.7%
Compal Electronics, Inc.	1,387,000	1,929,680
Tata Consultancy Services Ltd.	91,757	1,458,012
		3,387,692
Diversified Financial – 2.8%
BM&F BOVESPA SA	41,400	280,928
Hong Kong Exchanges and Clearing Ltd.	51,500	867,871
Yuanta Financial Holding Co. Ltd.	2,212,000	1,401,721
		2,550,520
Electronics – 1.0%
Hon Hai Precision Industry Co. Ltd.	213,000	893,501
Foods – 2.4%
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia) (a)	60,908	1,265,668
X5 Retail Group NV GDR (Netherlands) (a)	29,225	939,490
		2,205,158
Forest Products & Paper – 0.9%
Nine Dragons Paper Holdings Ltd.	585,000	822,263
Health Care — Services – 1.0%
Diagnosticos da America SA	29,000	893,806
Home Builders – 0.9%
Desarrolladora Homex SA de CV Sponsored ADR (Mexico) (a)	25,400	778,510
Household Products – 2.9%
Hypermarcas SA (a)	123,588	1,430,221
PDG Realty SA Empreendimentos e Participacoes	148,100	1,184,958
		2,615,179
Insurance – 1.7%
China Life Insurance Co. Ltd. Sponsored ADR (China)	23,186	1,531,203
Internet – 1.3%
NHN Corp. (a)	7,876	1,169,933
Iron & Steel – 2.4%
POSCO	2,855	1,299,378
Ternium SA Sponsored ADR (Luxembourg) (a)	28,000	833,280
		2,132,658
Leisure Time – 1.1%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	32,800	1,026,312
Media – 3.1%
Naspers Ltd.	78,324	2,775,370
Mining – 8.5%
Antofagasta PLC	90,436	1,266,367
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	23,800	1,640,534
Vale SA Sponsored ADR (Brazil)	210,174	4,745,729
		7,652,630
Oil & Gas – 12.9%
CNOOC Ltd.	1,144,000	1,613,907
Gazprom OAO Sponsored ADR (Russia)	91,210	2,224,846
Lukoil OAO Sponsored ADR (Russia)	22,452	1,221,796
PetroChina Co. Ltd. Class H	1,562,000	1,745,694
Petroleo Brasileiro SA Sponsored ADR (Brazil)	88,416	3,190,049
Rosneft Oil Co. GDR (Russia)	148,900	1,150,643
Rosneft Oil Co. GDR (Russia)	66,500	518,035
		11,664,970
Real Estate – 2.1%
China Resources Land Ltd.	680,000	1,211,579
Yanlord Land Group Ltd.	517,000	641,832
		1,853,411
Retail – 3.0%
Astra International Tbk PT	291,000	1,109,529
Parkson Retail Group Ltd.	918,500	1,578,880
		2,688,409
Semiconductors – 8.4%
Hynix Semiconductor, Inc. (a)	54,070	1,056,592
Samsung Electronics Co., Ltd.	7,840	5,283,158

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	126,917	$1,289,477
		7,629,227
Software – 1.1%
HCL Technologies Ltd.	134,376	1,014,389
Telecommunications – 9.5%
America Movil SAB de C.V. Sponsored ADR (Mexico)	45,580	1,989,567
China Mobile Ltd.	199,000	1,877,623
Mobile TeleSystems Sponsored ADR (Russia)	31,658	1,512,619
Telekomunikasi Indonesia Tbk PT	1,588,000	1,576,477
Vimpel-Communications Sponsored ADR (Russia)	87,547	1,588,103
		8,544,389
TOTAL COMMON STOCK (Cost $66,433,775)		88,324,818
TOTAL EQUITIES (Cost $66,433,775)		88,324,818
TOTAL LONG-TERM INVESTMENTS (Cost $66,433,775)		88,324,818
	Principal Amount
SHORT-TERM INVESTMENTS – 2.5%
Repurchase Agreement – 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/29/10, 0.010%, due 2/01/10 (b)	$2,295,892	2,295,892
TOTAL SHORT-TERM INVESTMENTS (Cost $2,295,892)		2,295,892
TOTAL INVESTMENTS – 100.3% (Cost $68,729,667) (c)		90,620,710
Other Assets/ (Liabilities) – (0.3)%		(301,789)
NET ASSETS – 100.0%		$90,318,921

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,295,894. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,343,666.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Premier Money Market Fund ("Money Market Fund"), MassMutual Premier Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Premier Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund"), MassMutual Premier Core Bond Fund ("Core Bond Fund"), MassMutual Premier Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Premier High Yield Fund ("High Yield Fund"), MassMutual Premier International Bond Fund ("International Bond Fund"), MassMutual Premier Balanced Fund ("Balanced Fund"), MassMutual Premier Value Fund ("Value Fund"), MassMutual Premier Enhanced Index Value Fund ("Enhanced Index Value Fund"), MassMutual Premier Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MassMutual Premier Main Street Fund ("Main Street Fund"), MassMutual Premier Capital Appreciation Fund ("Capital Appreciation Fund"), MassMutual Premier Enhanced Index Growth Fund ("Enhanced Index Growth Fund"), MassMutual Premier Discovery Value Fund ("Discovery Value Fund"), MassMutual Premier Main Street Small Cap Fund ("Main Street Small Cap Fund"), MassMutual Premier Small Company Opportunities Fund ("Small Company Opportunities Fund"), MassMutual Premier Global Fund ("Global Fund"), MassMutual Premier International Equity Fund ("International Equity Fund"), MassMutual Premier Focused International Fund ("Focused International Fund"), and MassMutual Premier Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund").

The Strategic Emerging Markets Fund commenced operations on November 3, 2008.

Each Fund, except for the Money Market Fund, has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. The Money Market Fund has the following four classes of shares: Class A, Class Y, Class S, and Class N. Class N shares of the Money Market Fund, International Bond Fund, Balanced Fund, Enhanced Index Growth Fund, Small Company Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund are not currently available. Class L shares of the Money Market Fund were converted into Class S shares prior to the opening of business on July 27, 2009. The conversion was effected on a share-for-share basis. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among these classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds, excluding the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued

Notes to Portfolio of Investments (Unaudited) (Continued)

at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Swaps are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a valuation, or for which such market quotations or valuations are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds' Valuation Committee in accordance with procedures approved by the Board of Trustees ("Trustees"), and under the ultimate supervision of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value guidelines may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in foreign securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds' Valuation Committee pursuant to guidelines established by the Trustees, and under the ultimate supervision of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts ("ADRs"), futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Notes to Portfolio of Investments (Unaudited) (Continued)

Asset backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The Money Market Fund, Inflation-Protected and Income Fund, High Yield Fund, International Bond Fund, and Focused International Fund had all investments at Level 2, with corresponding industries as represented in the Portfolio(s) of Investments, as of January 31, 2010.

The Value Fund, Enhanced Index Value Fund, Main Street Fund, and Discovery Value Fund had all long-term investments at Level 1, with corresponding industries as represented in the Portfolio(s) of Investments, and all short-term investments at Level 2, as of January 31, 2010.

The Enhanced Index Core Equity Fund and Enhanced Index Growth Fund had all investments at Level 1, with corresponding industries as represented in the Portfolio(s) of Investments, as of January 31, 2010.

The following is the aggregate value by input level as of January 31, 2010 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Equities
Preferred Stock
Financial	$-	$-	$421,210	$421,210
Total Preferred Stock	-	-	421,210	421,210
Total Equities	$-	$-	$421,210	$421,210
Bonds & Notes
Total Corporate Debt	-	157,082,348	-	157,082,348

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund (Continued)
Total Municipal Obligations	-	253,403	-	253,403
Non-U.S. Government Agency Obligations
Automobile ABS	-	6,033,402	-	6,033,402
Commercial MBS	-	21,803,349	-	21,803,349
Credit Card ABS	-	1,929,016	-	1,929,016
Home Equity ABS	-	739,118	-	739,118
Student Loans ABS	-	7,727,804	2,599,885	10,327,689
WL Collateral CMO	-	5,251,742	-	5,251,742
WL Collateral PAC	-	79,387	-	79,387
Total Non-U.S. Government Agency Obligations	-	43,563,818	2,599,885	46,163,703
Total Sovereign Debt Obligations	-	1,548,573	-	1,548,573
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	77,342,385	-	77,342,385
Total U.S. Government Agency Obligations and Instrumentalities	-	77,342,385	-	77,342,385
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	29,951,196	-	29,951,196
Total U.S. Treasury Obligations	-	29,951,196	-	29,951,196
Total Bonds & Notes	-	309,741,723	2,599,885	312,341,608
Total Long-Term Investments	-	309,741,723	3,021,095	312,762,818
Total Short-Term Investments	-	145,574,304	-	145,574,304
Total Investments	$-	$455,316,027	$3,021,095	$458,337,122
Core Bond Fund
Equities
Preferred Stock
Financial	$-	$-	$957,294	$957,294
Total Preferred Stock	-	-	957,294	957,294
Total Equities	-	-	957,294	957,294
Bonds & Notes
Total Corporate Debt	-	465,310,814	1,768,943	467,079,757
Total Municipal Obligations	$-	$5,042,157	$-	$5,042,157
Non-U.S. Government Agency Obligations
Automobile ABS	-	2,185,592	-	2,185,592
Commercial MBS	-	64,429,091	-	64,429,091

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund (Continued)
Home Equity ABS	-	3,536,135	-	3,536,135
Student Loans ABS	-	15,314,377	7,853,833	23,168,210
WL Collateral CMO	-	15,330,120	-	15,330,120
WL Collateral PAC	-	282,555	-	282,555
Total Non-U.S. Government Agency Obligations	-	101,077,870	7,853,833	108,931,703
Total Sovereign Debt Obligations	-	6,033,042	-	6,033,042
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	3,151,928	-	3,151,928
Pass-Through Securities	-	402,201,935	-	402,201,935
Total U.S. Government Agency Obligations and Instrumentalities	-	405,353,863	-	405,353,863
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	141,196,590	-	141,196,590
Total U.S. Treasury Obligations	-	141,196,590	-	141,196,590
Total Bonds & Notes	-	1,124,014,336	9,622,776	1,133,637,112
Total Long-Term Investments	-	1,124,014,336	10,580,070	1,134,594,406
Total Short-Term Investments	-	338,505,897	-	338,505,897
Total Investments	$-	$1,462,520,233	$10,580,070	$1,473,100,303
Diversified Bond Fund
Equities
Common Stock
Communications	$54,103	$-	$-	$54,103
Total Common Stock	54,103	-	-	54,103
Preferred Stock
Financial	-	-	574,377	574,377
Total Preferred Stock	-	-	574,377	574,377
Total Equities	54,103	-	574,377	628,480

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Bond Fund (Continued)
Bonds & Notes
Total Corporate Debt	$-	$127,734,701	$-	$127,734,701
Total Municipal Obligations	-	1,281,904	-	1,281,904
Non-U.S. Government Agency Obligations
Automobile ABS	-	505,184	-	505,184
Commercial MBS	-	16,861,998	-	16,861,998
Home Equity ABS	-	887,000	-	887,000
Student Loans ABS	-	4,094,303	2,123,730	6,218,033
WL Collateral CMO	-	4,258,605	-	4,258,605
WL Collateral PAC	-	35,179	-	35,179
Total Non-U.S. Government Agency Obligations	-	26,642,269	2,123,730	28,765,999
Total Sovereign Debt Obligations	-	1,558,119	-	1,558,119
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	107,257	-	107,257
Pass-Through Securities	-	99,862,186	-	99,862,186
Total U.S. Government Agency Obligations and Instrumentalities	-	99,969,443	-	99,969,443
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	30,455,869	-	30,455,869
Total U.S. Treasury Obligations	-	30,455,869	-	30,455,869
Total Bonds & Notes	-	287,642,305	2,123,730	289,766,035
Total Long-Term Investments	54,103	287,642,305	2,698,107	290,394,515
Total Short-Term Investments	-	73,964,209	-	73,964,209
Total Investments	$54,103	$361,606,514	$2,698,107	$364,358,724
Balanced Fund
Equities
Common Stock
Basic Materials	$2,245,753	$-	$-	$2,245,753
Communications	8,228,342	-	-	8,228,342
Consumer, Cyclical	6,177,899	-	-	6,177,899
Consumer, Non-cyclical	17,327,428	-	-	17,327,428
Diversified	24,563	-	-	24,563
Energy	7,562,470	-	-	7,562,470

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund (Continued)
Financial	$10,492,176	$-	$-	$10,492,176
Industrial	8,273,115	-	-	8,273,115
Mutual Funds	118,910	-	-	118,910
Technology	10,445,330	-	-	10,445,330
Utilities	2,676,042	-	-	2,676,042
Total Common Stock	73,572,028	-	-	73,572,028
Total Equities	73,572,028	-	-	73,572,028
Bonds & Notes
Total Corporate Debt	-	17,873,689	-	17,873,689
Total Municipal Obligations	-	199,180	-	199,180
Non-U.S. Government Agency Obligations
Automobile ABS	-	80,891	-	80,891
Commercial MBS	-	2,318,903	-	2,318,903
Home Equity ABS	-	43,023	-	43,023
Student Loans ABS	-	635,898	124,752	760,650
WL Collateral CMO	-	578,833	-	578,833
WL Collateral PAC	-	17,122	-	17,122
Total Non-U.S. Government Agency Obligations	-	3,674,670	124,752	3,799,422
Total Sovereign Debt Obligations	-	85,735	-	85,735
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	105,400	-	105,400
Pass-Through Securities	-	14,806,659	-	14,806,659
Total U.S. Government Agency Obligations and Instrumentalities	-	14,912,059	-	14,912,059
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	6,153,691	-	6,153,691
Total U.S. Treasury Obligations	-	6,153,691	-	6,153,691
Total Bonds & Notes	-	42,899,024	124,752	43,023,776
Total Mutual Funds	711,411	-	-	711,411
Purchased Options
Financial	3,936	-	-	3,936
Total Purchased Options	3,936	-	-	3,936
Total Long-Term Investments	74,287,375	42,899,024	124,752	117,311,151

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund (Continued)
Total Short-Term Investments	$-	$13,084,692	$-	$13,084,692
Total Investments	$74,287,375	$55,983,716	$124,752	$130,395,843
Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$29,078,265	$4,397,483	$-	$33,475,748
Communications	113,783,935	-	-	113,783,935
Consumer, Cyclical	49,281,557	5,130,361	-	54,411,918
Consumer, Non-cyclical	163,480,754	32,528,378	-	196,009,132
Energy	61,380,273	-	-	61,380,273
Financial	41,022,194	14,866,286	-	55,888,480
Industrial	31,932,778	9,237,594	-	41,170,372
Technology	136,114,664	-	-	136,114,664
Total Common Stock	626,074,420	66,160,102	-	692,234,522
Total Equities	626,074,420	66,160,102	-	692,234,522
Total Long-Term Investments	626,074,420	66,160,102	-	692,234,522
Total Short-Term Investments	-	1,619,558	-	1,619,558
Total Investments	$626,074,420	$67,779,660	$-	$693,854,080
Main Street Small Cap Fund
Equities
Common Stock
Basic Materials	$2,573,769	$-	$421	$2,574,190
Communications	7,254,075	-	-	7,254,075
Consumer, Cyclical	11,094,637	-	3	11,094,640
Consumer, Non-cyclical	17,376,741	-	-	17,376,741
Diversified	24,604	-	-	24,604
Energy	2,819,363	-	-	2,819,363
Financial	14,370,490	-	-	14,370,490
Industrial	12,070,062	-	-	12,070,062
Technology	7,394,550	-	-	7,394,550
Utilities	2,345,245	-	-	2,345,245
Total Common Stock	77,323,536	-	424	77,323,960
Total Equities	77,323,536	-	424	77,323,960
Total Long-Term Investments	77,323,536	-	424	77,323,960
Total Investments	$77,323,536	$-	$424	$77,323,960

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Company Opportunities Fund
Equities
Common Stock
Basic Materials	$6,132,953	$-	$1,590	$6,134,543
Communications	17,328,009	-	-	17,328,009
Consumer, Cyclical	26,474,400	-	-	26,474,400
Consumer, Non-cyclical	41,579,472	-	-	41,579,472
Diversified	59,114	-	-	59,114
Energy	6,763,122	-	-	6,763,122
Financial	34,429,529	-	-	34,429,529
Industrial	28,875,336	-	-	28,875,336
Technology	17,703,402	-	-	17,703,402
Utilities	5,564,668	-	-	5,564,668
Total Common Stock	184,910,005	-	1,590	184,911,595
Total Equities	184,910,005	-	1,590	184,911,595
Rights
Consumer, Cyclical	-	-	6	6
Total Rights	-	-	6	6
Total Long-Term Investments	184,910,005	-	1,596	184,911,601
Total Short-Term Investments	-	1,393,153	-	1,393,153
Total Investments	$184,910,005	$1,393,153	$1,596	$186,304,754
Global Fund
Equities
Common Stock
Basic Materials	$-	$2,505,135	$-	$2,505,135
Communications	32,706,417	28,854,305	65,850	61,626,572
Consumer, Cyclical	23,864,872	21,933,099	-	45,797,971
Consumer, Non-cyclical	36,538,089	35,833,816	-	72,371,905
Diversified	-	8,620,620	-	8,620,620
Energy	7,243,241	10,611,924	-	17,855,165
Financial	15,256,088	39,229,748	-	54,485,836
Industrial	19,294,957	49,100,080	-	68,395,037
Technology	27,779,082	21,985,113	-	49,764,195
Utilities	-	3,596,285	-	3,596,285
Total Common Stock	162,682,746	222,270,125	65,850	385,018,721
Preferred Stock
Consumer, Cyclical	-	2,574,719	-	2,574,719
Total Preferred Stock	-	2,574,719	-	2,574,719
Total Equities	162,682,746	224,844,844	65,850	387,593,440
Bonds & Notes
Total Corporate Debt	-	409,868	-	409,868
Total Bonds & Notes	-	409,868	-	409,868

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Fund (Continued)
Total Mutual Funds	$2,015,874	$-	$-	$2,015,874
Total Long-Term Investments	164,698,620	225,254,712	65,850	390,019,182
Total Investments	$164,698,620	$225,254,712	$65,850	$390,019,182
International Equity Fund
Equities
Common Stock
Basic Materials	$10,063,906	$22,504,042	$-	$32,567,948
Communications	3,224,100	54,678,800	-	57,902,900
Consumer, Cyclical	4,849,515	60,536,685	-	65,386,200
Consumer, Non-cyclical	-	221,653,278	1,380,707	223,033,985
Diversified	-	5,005,628	-	5,005,628
Energy	3,434,544	33,130,380	-	36,564,924
Financial	6,814,385	70,949,789	-	77,764,174
Industrial	1,993,474	123,927,335	-	125,920,809
Technology	-	60,006,593	-	60,006,593
Utilities	-	2,153,693	-	2,153,693
Total Common Stock	30,379,924	654,546,223	1,380,707	686,306,854
Preferred Stock Financial	-	-	6,672,380	6,672,380
Total Preferred Stock	-	-	6,672,380	6,672,380
Total Equities	30,379,924	654,546,223	8,053,087	692,979,234
Warrants
Consumer, Non-cyclical	-	-	527	527
Total Warrants	-	-	527	527
Total Mutual Funds	7,840,782	-	-	7,840,782
Total Long-Term Investments	38,220,706	654,546,223	8,053,614	700,820,543
Total Investments	$38,220,706	$654,546,223	$8,053,614	$700,820,543
Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$7,219,543	$4,714,806	$-	$11,934,349
Communications	6,116,601	7,399,404	-	13,516,005
Consumer, Cyclical	778,510	7,501,302	-	8,279,812
Consumer, Non-cyclical	2,205,157	2,324,028	-	4,529,185
Energy	8,305,369	3,359,601	-	11,664,970
Financial	4,126,983	19,800,238	-	23,927,221
Industrial	-	2,441,968	-	2,441,968
Technology	1,289,477	10,741,831	-	12,031,308
Total Common Stock	30,041,640	58,283,178	-	88,324,818

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Emerging Markets Fund (Continued)
Total Equities	$30,041,640	$58,283,178	$-	$88,324,818
Total Long-Term Investments	30,041,640	58,283,178	-	88,324,818
Total Short-Term Investments	-	2,295,892	-	2,295,892
Total Investments	$30,041,640	$60,579,070	$-	$90,620,710

The following is the aggregate value by input level as of January 31, 2010 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund	$-	$874,155	$-	$874,155
Core Bond Fund	-	2,939,099	-	2,939,099
Diversified Bond Fund	-	740,937	-	740,937
International Bond Fund	-	282,546	-	282,546
Balanced Fund	16,153	108,611	-	124,764

Liabilities Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund	$-	$(26,270)	$-	$(26,270)
Core Bond Fund	-	(85,189)	-	(85,189)
Diversified Bond Fund	-	(23,234)	-	(23,234)
International Bond Fund	-	(111,520)	-	(111,520)
Balanced Fund	-	(3,726)	-	(3,726)

*Other financial instruments include forward contracts, futures contracts, and swap agreements.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 10/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in and/or (out) of Level 3	Balance as of 1/31/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 1/31/10
Short-Duration Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$424,485	$-	$-	$(3,275)	$-	$-	$421,210	$(3,275)
Bonds & Notes
Non-U.S. Government Agency Obligation
Student Loans ABS	2,463,190	-	-	136,695	-	-	2,599,885	136,695
	$2,887,675	$-	$-	$133,420	$-	$-	$3,021,095	$133,420

Core Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$964,739	$-	$-	$(7,445)	$-	$-	$957,294	$(7,445)
Bonds & Notes
Corporate Debt	1,906,954	-	(7,317)	(13,446)	(117,248)	-	1,768,943	(13,446)
Non-U.S. Government Agency Obligation
Student Loans ABS	7,439,103	-	-	414,730	-	-	7,853,833	414,730
Total	$10,310,796	$-	$(7,317)	$393,839	$(117,248)	$-	$10,580,070	$393,839

Diversified Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$578,843	$-	$-	$(4,466)	$-	$-	$574,377	$(4,466)
Bonds & Notes
Non-U.S. Government Agency Obligation
Student Loans ABS	2,011,142	-	-	112,588	-	-	2,123,730	112,588
	$2,589,985	$-	$-	$108,122	$-	$-	$2,698,107	$108,122

Balanced Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligation
Student Loans ABS	$115,409	$-	$-	$9,343	$-	$-	$124,752	$9,343

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 10/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in and/or (out) of Level 3	Balance as of 1/31/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 1/31/10

Main Street Small Cap Fund
Long-Term investments
Equities
Common Stock
Basic Materials	$416	$-	$-	$5	$-	$-	$421	$5
Rights
Consumer, Cyclical	3	-	-	-	-	-	3	-
	$419	$-	$-	$5	$-	$-	$424	$5

Small Company Opportunities Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,573	$-	$-	$18	$-	$-	$1,590	$18
Rights
Consumer, Cyclical	6	-	-	-	-	-	6
	$1,579	-	$-	$18	$-	$-	$1,596	$18

Global Fund
Long-Term Investments
Equities
Common Stock
Communications	$53,335	$-	$-	$12,515	$-	$-	$65,850	$12,515

International Equity Fund
Long-Term Investments
Equities
Common Stock
Industrial	$76,807	$-	$-	$(164,917)	$-	$88,110	$-	$(164,917)
Consumer, Non-cyclical	-	-	-	(41,839)	-	1,422,546	1,380,707	(41,839)
Convertible Preferred Stock
Financial	6,672,380	-	-	-	-	-	6,672,380	-
Industrial	97,189	-	-	(97,189)	-	-	-	(97,189)
Warrants
Consumer, Non-cyclical	-	-	-	(17,319)	-	17,846	527	(17,319)
	$6,846,376	$-	$-	$(321,264)	$-	$1,528,502	$8,053,614	$(321,264)
Focused International Fund
Long-Term Investments
Equities
Common Stock
Industrial	$27,916	$-	$237	$(185)	$(27,968)	$-	$-	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held at January 31, 2010, as follows:

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund
Foreign Currency Exchange Transactions *
Hedging/Risk Management				X
Directional Exposures to Currencies				X
Futures Contracts **
Hedging/Risk Management					X
Duration/Credit Quality Management					X
Short-term Cash Deployment					X
Substitution for Cash Investment					X
Intention to Create Investment Leverage in Portfolio					X
Interest Rate Swaps ***
Hedging/Risk Management	X	X	X		X
Duration Management	X	X	X		X
Substitution for Cash Investment	X	X	X		X
Intention to Create Investment Leverage in Portfolio	X	X	X		X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	X	X	X		X
Duration/Credit Quality Management	X	X	X		X
Directional Investment	X	X	X		X
Intention to Create Investment Leverage in Portfolio	X	X	X		X
Options (Purchased)
Hedging/Risk Management					X
Duration/Credit Quality Management					X
Directional Investment					X
Intention to Create Investment Leverage in Portfolio					X

*Includes any options, futures contracts, forward contracts, and swap agreements, if applicable.

**Includes any options on futures contracts, if applicable.

***Includes any caps, floors, and collars, and related options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Main Street Small Cap Fund and Small Company Opportunities Fund held rights at January 31, 2010 as a result of corporate actions.

The International Equity Fund held warrants at January 31, 2010 as a result of corporate actions.

At January 31, 2010, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Swap Agreements	$58,074	$-	$816,081	$-	$874,155
Liability Derivatives
Swap Agreements	$-	$-	$(26,270)	$-	$(26,270)
Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$32,000,000	$-	$11,216,667	$-	$43,216,667

Core Bond Fund
Asset Derivatives
Swap Agreements	$196,907	$-	$2,742,192	$-	$2,939,099
Liability Derivatives
Swap Agreements	$-	$-	$(85,189)	$-	$(85,189)
Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$108,500,000	$-	$40,011,667	$-	$148,511,667

Diversified Bond Fund
Asset Derivatives
Swap Agreements	$51,722	$-	$689,215	$-	$740,937
Liability Derivatives
Swap Agreements	$-	$-	$(23,234)	$-	$(23,234)
Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$28,500,000	$-	$10,268,333	$-	$38,768,333

International Bond Fund
Asset Derivatives
Forward Contracts	$-	$282,546	$-	$-	$282,546
Liability Derivatives
Forward Contracts	$-	$(111,520)	$-	$-	$(111,520)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$14,420,078	$-	$-	$14,420,078

Notes to Portfolio of Investments (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Balanced Fund
Asset Derivatives
Futures Contracts	$2,107	$-	-	$14,046	$16,153
Swap Agreements	8,167	-	100,444	-	$108,611
Purchased Options	3,936	-	-	-	$3,936
Total Value	$14,210	$-	$100,444	$14,046	$128,700
Liability Derivatives
Swap Agreements	$-	$-	$(3,726)	$-	$(3,726)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	11	-	-	20	31
Swap Agreements	$4,500,000	$-	$1,556,000	$-	$6,056,000
Purchased Options	-	-	-	4,800	4,800

Main Street Small Cap Fund
Asset Derivatives
Rights	$-	$-	$-	$3	$3
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	-	300	300

Small Company Opportunities Fund
Asset Derivatives
Rights	$-	$-	$-	$6	$6
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	-	600	600

Global Fund
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	-	33,783	33,783

International Equity Fund
Asset Derivatives
Warrants	$-	$-	$-	$527	$527
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	-	131,793	131,793
Warrants	-	-	-	3,008,230	3,008,230

Focused International Fund
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	-	35,506	35,506

†Amount(s) disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during period ended January 31, 2010.

Notes to Portfolio of Investments (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Funds at January 31, 2010, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at January 31, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund
BUYS
Barclays Bank PLC	3,400,000	Swedish Krona	3/03/10	$488,468	$460,381	$(28,087)
Credit Suisse Securities LLC London	800,000	Canadian Dollar	3/18/10	761,898	751,052	(10,846)
Deutsche Bank AG London	365,000,000	Japanese Yen	2/18/10	4,076,937	4,038,720	(38,217)
Royal Bank of Scotland PLC	25,000,000	Japanese Yen	2/18/10	280,684	276,625	(4,059)
UBS AG London	175,000	British Pound	3/18/10	283,175	280,032	(3,143)
UBS AG London	260,000	Canadian Dollar	3/18/10	245,577	244,092	(1,485)
UBS AG London	105,000	Euro	2/25/10	150,535	145,627	(4,908)
UBS AG London	2,190,000	Norwegian Krone	3/03/10	384,587	369,355	(15,232)
UBS AG London	550,000	Singapore Dollar	3/18/10	395,891	391,148	(4,743)
				1,459,765	1,430,254	(29,511)
				$7,067,752	$6,957,032	$(110,720)
SELLS
Barclays Bank PLC	1,430,000	Australian Dollar	3/18/10	$1,289,082	$1,262,849	$26,233
Barclays Bank PLC	515,000	British Pound	3/18/10	840,562	824,093	16,469
Barclays Bank PLC	295,000	Canadian Dollar	3/18/10	277,440	276,951	489
				2,407,084	2,363,893	43,191
Citibank N.A.	1,680,000	Polish Zloty	3/03/10	605,798	575,102	30,696
Deutsche Bank AG London	2,010,000	Euro	2/25/10	2,987,081	2,787,720	199,361
JP Morgan Chase Bank	3,450,000	Mexican Peso	3/18/10	262,621	263,421	(800)
UBS AG London	320,000	Euro	2/25/10	452,448	443,816	8,632
UBS AG London	16,300,000	Japanese Yen	2/18/10	181,025	180,359	666
				633,473	624,175	9,298
				$6,896,057	$6,614,311	$281,746

Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Portfolio of Investments (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at January 31, 2010:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Balanced Fund
BUYS
11	U.S. Treasury Note 5 Year	3/31/10	$1,281,070	$2,107
SELLS
20	S&P 500 E Mini Index	3/19/10	$1,070,400	$14,046

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

When a Fund enters into an interest rate swap, it will typically agree to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term

Notes to Portfolio of Investments (Unaudited) (Continued)

interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the agreement is marked to market in accordance with the terms of the agreement based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at January 31, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps
1,050,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sara Lee Corp.	$(15,399)	$-	$(15,399)
650,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	(6,528)	12,038	5,510
							(21,927)	12,038	(9,889)
225,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	48,718	-	48,718

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund* (continued)
Credit Default Swaps (continued)
650,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000)%	Pitney Bowes, Inc.	$(4,604)	$(6,267)	$(10,871)
1,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(27,450)	150,000	122,550
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(76,455)	493,125	416,670
1,075,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	17,953	69,875	87,828
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	35,117	99,688	134,805
							(55,439)	806,421	750,982
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
32,000,000	USD	5/05/10	Merrill Lynch International	Buy	Absolute value of (USD-CMM30-FNMA rate – the USD-10Y CMS rate –0.42)% if negative	Absolute value of (USD-CMM30-FNMA rate – the USD-10Y CMS rate –0.42)% if positive	$58,074	$-	$58,074
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund**
Credit Default Swaps
3,300,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sara Lee Corp.	$(48,396)	$-	$(48,396)
2,200,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	(22,095)	40,743	18,648
							(70,491)	40,743	(29,748)
4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriot International, Inc.	126,590	-	126,590
825,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	178,634	-	178,634
							305,224	-	305,224
2,200,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000)%	Pitney Bowes, Inc.	(15,583)	(21,210)	(36,793)
17,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(254,850)	1,643,750	1,388,900
5,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(91,500)	500,000	408,500
2,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	41,750	162,500	204,250
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	108,545	308,125	416,670
							(211,638)	2,593,165	2,381,527
Interest Rate Swaps
108,500,000	USD	5/05/10	Merrill Lynch International	Buy	Absolute value of (USD-CMM30-FNMA rate – the USD-10Y CMS rate –0.42)% if negative	Absolute value of (USD-CMM30-FNMA rate – the USD-10Y CMS rate –0.42)% if positive	196,907	-	196,907

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Diversified Bond Fund***
Credit Default Swaps
900,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sara Lee Corp.	$(13,199)	$-	$(13,199)
600,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	(6,026)	11,112	5,086
							(19,225)	11,112	(8,113)
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriot International, Inc.	35,427	-	35,427
200,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	43,305	-	43,305
							78,732	-	78,732
600,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000)%	Pitney Bowes, Inc.	(4,250)	(5,785)	(10,035)
4,420,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(66,261)	427,375	361,114
1,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(23,790)	130,000	106,210
440,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	7,348	28,600	35,948
1,250,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	26,604	75,521	102,125
							(60,349)	655,711	595,362
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
28,500,000	USD	5/05/10	Merrill Lynch International	Buy	Absolute value of (USD-CMM30-FNMA rate – the USD-10Y CMS rate –0.42)% if negative	Absolute value of (USD-CMM30-FNMA rate – the USD-10Y CMS rate –0.42)% if positive	$51,722	$-	$51,722
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Balanced Fund
Credit Default Swaps
140,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sara Lee Corp.	$(2,053)	$-	$(2,053)
75,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	(753)	1,389	636
							(2,806)	1,389	(1,417)
180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriot International, Inc.	5,668	-	5,668
25,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp. Notes.	5,413	-	5,413
							11,081	-	11,081
100,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000)%	Pitney Bowes, Inc.	(709)	(964)	(1,673)
646,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(9,684)	62,463	52,779
190,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(3,477)	19,000	15,523
75,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	1,252	4,875	6,127

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Balanced Fund (continued)
Credit Default Swaps (continued)
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	$3,725	$10,573	$14,298
							(8,893)	95,947	87,054
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
4,500,000	USD	5/05/10	Merrill Lynch International	Buy	Absolute value of (USD-CMM30-FNMA rate – the USD-10Y CMS rate –0.42)% if negative	Absolute value of (USD-CMM30-FNMA rate – the USD-10Y CMS rate –0.42)% if positive	$8,167	$-	$8,167

*Collateral for swap agreements received in cash from Goldman Sachs & Co. amounted to $640,000 at January 31, 2010.

**Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $250,000 in cash and securities valued at $2,384,702, respectively, at January 31, 2010. Collateral for swap agreements held by Barclays Bank PLC was a security valued at $267,658.

***Collateral for swap agreements received in cash from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $50,000 and $460,000, respectively, at January 31, 2010.

USDU.S. Dollar

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by

Notes to Portfolio of Investments (Unaudited) (Continued)

entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) had rights, warrants, and purchased options as shown in the Portfolio(s) of Investments at January 31, 2010.

The Fund(s) had no written options at January 31, 2010.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund's existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at January 31, 2010.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of

Notes to Portfolio of Investments (Unaudited) (Continued)

inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Inflation-Protected and Income Fund held inflation-indexed bonds at January 31, 2010.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at January 31, 2010.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund's obligation to repurchase the securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open reverse repurchase agreements at January 31, 2010:

Description	Value
Inflation-Protected and Income Fund
Agreement with Goldman Sachs, dated 11/10/09, 0.180%, to be repurchased on demand until 2/11/10 at value plus accrued interest.	$32,627,000
Agreement with Goldman Sachs, dated 1/07/10, 0.160%, to be repurchased on demand until 4/06/10 at value plus accrued interest.	33,235,000
Agreement with Goldman Sachs, dated 1/12/10, 0.150%, to be repurchased on demand until 4/14/10 at value plus accrued interest.	22,286,000
Agreement with HSBC Finance Corp., dated 12/02/09, 0.180%, to be repurchased on demand until 2/02/10 at value plus accrued interest.	14,363,750
Agreement with Morgan Stanley, dated 1/05/10, 0.190%, to be repurchased on demand until 3/10/10 at value plus accrued interest.	34,753,504
Agreement with Morgan Stanley, dated 11/24/09, 0.170%, to be repurchased on demand until 02/24/10 at value plus accrued interest.	9,919,170
Agreement with Morgan Stanley, dated 01/12/10, 0.170%, to be repurchased on demand until 4/13/10 at value plus accrued interest.	12,001,375
Agreement with Morgan Stanley, dated 1/19/10, 0.150%, to be repurchased on demand until 2/17/10 at value plus accrued interest.	$17,456,697
$176,642,496
Average balance outstanding	$176,425,332
Average interest rate	0.19%
Maximum balance outstanding	$181,883,209

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the cost, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at January 31, 2010 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Short-Duration Bond Fund	$3,978,751	$3,021,095	0.8%
Core Bond Fund	13,589,169	10,580,070	0.9%
Diversified Bond Fund	3,485,468	2,698,107	0.9%
Balanced Fund	249,710	124,752	0.1%
International Equity Fund	18,988,415	8,053,614	1.1%

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted

Notes to Portfolio of Investments (Unaudited) (Continued)

accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At January 31, 2010, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$451,222,473	$12,784,531	$(5,669,882)	$7,114,649
Inflation-Protected and Income Fund	439,668,885	13,055,075	(414,028)	12,641,047
Core Bond Fund	1,455,183,040	42,562,941	(24,645,678)	17,917,263
Diversified Bond Fund	360,992,714	10,915,581	(7,549,571)	3,366,010
High Yield Fund	164,956,082	6,473,806	(3,884,875)	2,588,931
International Bond Fund	27,350,446	897,971	(654,777)	243,194
Balanced Fund	123,756,153	9,407,635	(2,767,945)	6,639,690
Value Fund	201,961,920	18,724,608	(7,238,078)	11,486,530
Enhanced Index Value Fund	273,665,903	26,542,848	(14,739,444)	11,803,404
Enhanced Index Core Equity Fund	13,913,957	1,725,262	(433,696)	1,291,566
Main Street Fund	167,695,696	19,715,689	(2,756,877)	16,958,812
Capital Appreciation Fund	630,235,103	81,087,179	(17,468,202)	63,618,977
Enhanced Index Growth Fund	162,397,497	21,052,909	(2,296,518)	18,756,391
Discovery Value Fund	48,253,927	5,726,401	(1,588,309)	4,138,092
Main Street Small Cap Fund	70,251,723	10,179,790	(3,107,553)	7,072,237
Small Company Opportunities Fund	172,870,575	22,759,616	(9,325,437)	13,434,179
Global Fund	387,463,829	53,490,704	(50,935,351)	2,555,353
International Equity Fund	618,150,368	160,207,163	(77,536,988)	82,670,175
Focused International Fund	88,292,491	15,473,049	(3,629,201)	11,843,848
Strategic Emerging Markets Fund	68,729,667	23,308,908	(1,417,865)	21,891,043

Note: The aggregate cost for investments for the Money Market Fund at January 31, 2010, is the same for financial reporting and federal income tax purposes.

4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of affiliated issuers during the period ended January 31, 2010, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Net Realized Gain (Loss	)
Main Street Small Cap Fund
Oppenheimer Holdings, Inc. Class A	200	1,630	480	1,350	$36,869	$143	$2,344
Small Company Opportunities Fund
Oppenheimer Holdings, Inc. Class A	600	3,450	670	3,380	$92,308	$330	$3,310
Global Fund
Oppenheimer Institutional Money Market Fund Class E	3,814,131	12,331,864	14,130,121	2,015,874	$2,015,874	$2,383	$-
International Equity Fund
Art Advanced Research Technologies, Inc.*	2,757,900	-	-	2,757,900	$-	$-	$-
Art Advanced Research Technologies, Inc.*	3,163,727	-	-	3,163,727	-	-	-
Ortivus AB Class A*	114,300	-	-	114,300	201,194	-	-
Ortivus AB Class B*	859,965	-	-	859,965	551,251	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Net Realized Gain (Loss	)
International Equity Fund (Continued)
Art Advanced Research Technologies, Inc. Series 1*	2,653,076	-	-	2,653,076	$-	$-	$-
Art Advanced Research Technologies, Inc. Series 2*	836,671	-	-	836,671	-	-	-
Oppenheimer Institutional Money Market Fund Class E	26,895,734	14,436,380	33,491,333	7,840,782	7,840,782	8,453	100
					$8,593,227	$8,453	$100

*Issuer is considered to be an affiliate of the Fund by virtue of the Fund owning 5% or more of its outstanding voting securities.

5. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds' financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	3/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	3/26/10

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	3/26/10